UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

(b)	Not applicable.

WisdomTree Trust

Semi-Annual Report

February 29, 2024

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree Bianco Total Return Fund (WTBN)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Mortgage Plus Bond Fund (MTGP)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Alternative Funds:

WisdomTree Alternative Income Fund (HYIN)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN)

WisdomTree Enhanced Commodity Strategy Fund (GCC)

WisdomTree Managed Futures Strategy Fund (WTMF)

WisdomTree PutWrite Strategy Fund (PUTW)

WisdomTree Target Range Fund (GTR)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	94.8%
Exchange-Traded Funds	4.2%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bills, 5.44%, 3/7/24	24.5%
U.S. Treasury Bills, 5.35%, 4/11/24	23.7%
U.S. Treasury Bills, 5.35%, 5/7/24	23.4%
U.S. Treasury Bills, 5.38%, 6/11/24	23.2%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.2%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 42 of this report.

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”). The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to potentially benefit as the U.S. dollar appreciates in value relative to a basket of global currencies. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,033.40	0.50%[1]	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%[1]	$2.51
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.34%	5.26%	5.67%	2.82%	3.12%
Fund Market Price Returns	3.45%	5.29%	5.69%	2.84%	3.13%
Bloomberg Dollar Total Return Index	3.56%	5.54%	5.91%	2.93%	3.26%
Bloomberg Dollar Spot Index	0.29%	-0.87%	3.09%	0.89%	2.04%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	60.1%
Exchange-Traded Funds	4.8%
Repurchase Agreement	31.7%
Other Assets less Liabilities‡	3.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bills, 5.38%, 3/14/24	35.6%
Citigroup, Inc., tri-party repurchase agreement, 5.30%, 3/1/24††	31.7%
U.S. Treasury Bills, 5.37%, 4/18/24	24.5%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.8%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 42 of this report.

The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,021.30	0.55%[1]	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%[1]	$2.77
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.13%	6.03%	0.09%	0.06%	-0.42%
Fund Market Price Returns	2.29%	6.02%	0.16%	0.07%	-0.44%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	2.76%	6.12%	-0.79%	0.21%	-0.02%
Equal-Weighted Emerging Currency Composite	2.45%	6.98%	-1.19%	-0.34%	-0.20%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Bianco Total Return Fund (WTBN)

Investment Breakdown†

Investment Type	% of Net Assets
Exchange-Traded Funds	100.0%
Other Assets less Liabilities‡	0.0%	^
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

^	Represents less than 0.1%.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
iShares MBS ETF	23.3%
iShares 0-5 Year TIPS Bond ETF	20.0%
Vanguard Long-Term Corporate Bond ETF	8.1%
WisdomTree Floating Rate Treasury Fund (USFR)^	8.0%
Vanguard Short-Term Corporate Bond ETF	7.2%
Schwab Long-Term U.S. Treasury ETF	7.1%
Vanguard Intermediate-Term Corporate Bond ETF	6.4%
Schwab Short-Term U.S. Treasury ETF	5.9%
iShares 7-10 Year Treasury Bond ETF, Class B	5.5%
iShares BBB Rated Corporate Bond ETF	5.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 42 of this report.

The WisdomTree Bianco Total Return Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bianco Research Fixed Income Total Return Index (the “Index”). In seeking to track the Index, the Fund invests in fixed income exchange-traded funds (each, an “Underlying Fund”) that are specifically selected and weighted using a modified market-capitalization weighting scheme to achieve specified factor exposures. The Fund generally uses a replication strategy to achieve its investment objective, meaning it generally invests in all of the securities of the Index in approximately the same proportion as the Index. However, the Fund also may use a representative sampling strategy to invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the period1 ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$991.60	0.47%[2,3]	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	0.47%[2,3]	$2.36
[1]

Fund commenced operations on December 20, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 72/366 (to reflect the period since commencement of operations).

[2]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.47% through December 31, 2024, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[3]

The “Annualized Net Expense Ratio” does not include the impact of acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in Underlying Funds. Had AFFEs of 0.07% been included (as shown in the Fund’s prospectus), the “Annualized Net Expense Ratio” would have been 0.54% and the “Expenses Paid During the Period” shown in the above table would have been higher.

4	WisdomTree Trust

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown†

Country	% of Net Assets
Mexico	9.1%
South Korea	7.0%
India	6.1%
Brazil	5.8%
Colombia	5.5%
Chile	5.0%
Turkey	4.8%
China	4.4%
United Arab Emirates	4.2%
Thailand	3.1%
Mongolia	2.7%
Israel	2.5%
South Africa	2.4%
United Kingdom	2.1%
Saudi Arabia	2.1%
Malaysia	2.0%
Panama	2.0%
Luxembourg	1.9%
Peru	1.7%
Kuwait	1.7%
Hong Kong	1.6%
United States	1.5%
Guatemala	1.5%
Qatar	1.4%
Indonesia	1.4%
Poland	1.2%
Morocco	1.2%
Kazakhstan	1.2%
Australia	1.1%
Zambia	1.0%
Others^	4.9%
Other Assets less Liabilities‡	5.9%

Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

^	Includes countries that represent less than 1% of net assets.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
POSCO, 4.88%, 1/23/27	1.7%
Sands China Ltd., 5.40%, 8/8/28	1.6%
Melco Resorts Finance Ltd., 5.75%, 7/21/28	1.6%
Bidvest Group U.K. PLC, 3.63%, 9/23/26	1.6%
Akbank TAS, 6.80%, 2/6/26	1.5%
CSN Resources SA, 8.88%, 12/5/30	1.4%
Tencent Holdings Ltd., 3.98%, 4/11/29	1.4%
Ecopetrol SA, 8.38%, 1/19/36	1.3%
Bangkok Bank PCL, 3.73%, 9/25/34,	1.3%
Reliance Industries Ltd., 2.88%, 1/12/32	1.3%

*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in U.S. dollar denominated debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,060.80	0.60%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	6.08%	9.14%	-1.39%	2.34%	2.68%
Fund Market Price Returns	5.98%	9.23%	-1.45%	2.36%	2.78%
JP Morgan CEMBI Diversified Index	5.95%	8.63%	-1.18%	2.42%	3.54%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown†

Country	% of Net Assets
Brazil	11.8%
Indonesia	11.6%
Colombia	8.8%
Malaysia	8.3%
Supranational Bonds	7.7%
South Africa	6.6%
United States	5.4%
China	4.9%
Poland	4.8%
India	4.6%
Thailand	4.4%
Peru	4.2%
Mexico	3.9%
Chile	2.7%
Czech Republic	2.4%
Hungary	2.0%
Romania	1.9%
Turkey	0.6%
Egypt	0.0%	^
Other Assets less Liabilities‡	3.4%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

^	Represents less than 0.1%.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 5.30%, 3/1/24††	5.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/29, Series F	2.3%
China Government Bonds, 2.68%, 5/21/30	1.9%
International Finance Corp., 7.00%, 7/20/27	1.8%
Colombia TES, 7.00%, 3/26/31, Series B	1.8%
Brazil Letras do Tesouro Nacional, 12.68%, 7/1/25, Series LTN	1.7%
Brazil Letras do Tesouro Nacional, 9.41%, 7/1/24, Series LTN	1.7%
Republic of Poland Government Bonds, 2.50%, 7/25/26, Series 0726	1.6%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27, Series F	1.6%
Colombia TES, 7.50%, 8/26/26, Series B	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,027.30	0.55%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.77

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.73%	10.91%	-1.30%	0.33%	-0.06%
Fund Market Price Returns	2.32%	10.96%	-1.17%	0.33%	-0.01%
JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index	2.25%	9.26%	-2.61%	-0.13%	-0.04%

*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	99.6%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Floating Rate Notes, 5.50%, 10/31/25,	28.4%
U.S. Treasury Floating Rate Notes, 5.45%, 7/31/25,	26.1%
U.S. Treasury Floating Rate Notes, 5.50%, 4/30/25,	24.7%
U.S. Treasury Floating Rate Notes, 5.57%, 1/31/26,	20.4%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Treasury Floating Rate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in floating rate public obligations of the U.S. Treasury. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,026.90	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%	$0.75

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.69%	5.41%	2.67%	2.05%	1.40%
Fund Market Price Returns	2.67%	5.43%	2.67%	2.05%	1.39%
Bloomberg U.S. Treasury Floating Rate Bond Index	2.79%	5.61%	2.86%	2.24%	1.57%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

Investment Breakdown†

Investment Type	% of Net Assets
Corporate Bonds	96.4%
Other Assets less Liabilities‡	3.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Sirius XM Radio, Inc., 5.50%, 7/1/29	1.0%
Post Holdings, Inc., 4.63%, 4/15/30	0.9%
Tenet Healthcare Corp., 6.13%, 6/15/30	0.8%
DaVita, Inc., 3.75%, 2/15/31	0.8%
DISH DBS Corp., 5.88%, 11/15/24	0.8%
CHS/Community Health Systems, Inc., 4.75%, 2/15/31	0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30	0.7%
Sirius XM Radio, Inc., 4.13%, 7/1/30	0.7%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28	0.7%
Centene Corp., 4.63%, 12/15/29	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Interest Rate Hedged High Yield Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. non-investment-grade corporate fixed income securities that are deemed to have favorable fundamental and income characteristics and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,057.30	0.43%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	0.43%	$2.16

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	5.73%	10.28%	5.00%	3.73%	3.64%
Fund Market Price Returns	5.73%	10.32%	4.52%	3.80%	3.68%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index/WisdomTree U.S. High Yield Corporate Bond, Zero Duration Spliced Index[1]	6.03%	11.20%	5.89%	4.65%	4.35%
ICE BofA Merrill Lynch U.S. High Yield Index	6.15%	10.97%	1.86%	3.99%	4.26%
*	Returns of less than one year are cumulative.

[1]	ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index through May 31, 2020; WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	42.1%
U.S. Government Agencies	28.6%
Corporate Bonds	24.7%
Commercial Mortgage-Backed Securities	1.6%
Supranational Bonds	1.3%
Foreign Government Obligations	0.8%
Foreign Government Agencies	0.8%
Municipal Bonds	0.7%
Asset-Backed Securities	0.5%
U.S. Government Agencies TBA Sale Commitments	-1.3%
Repurchase Agreement	2.7%
Other Assets less Liabilities‡	-2.5%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 5.30%, 3/1/24††	2.7%
U.S. Treasury Notes, 0.63%, 8/15/30	0.6%
Federal National Mortgage Association, 2.00%, 3/1/51	0.6%
Federal National Mortgage Association, 2.00%, 9/1/50	0.6%
U.S. Treasury Notes, 0.63%, 12/31/27	0.5%
Federal National Mortgage Association, 2.00%, 12/1/50	0.5%
U.S. Treasury Notes, 0.50%, 10/31/27	0.5%
U.S. Treasury Notes, 2.75%, 8/15/32	0.5%
U.S. Treasury Notes, 4.63%, 2/28/26	0.5%
U.S. Treasury Notes, 0.75%, 3/31/26	0.5%

*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,037.40	0.23%	$1.17
Hypothetical (5% return before expenses)	$1,000.00	$1,023.72	0.23%	$1.16

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.74%	6.70%	3.11%	2.74%	1.89%
Fund Market Price Returns	3.69%	6.64%	3.12%	2.69%	1.89%
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration	3.74%	6.76%	3.24%	2.71%	2.10%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Agencies	56.4%
Collateralized Mortgage Obligations	34.1%
Commercial Mortgage-Backed Securities	5.0%
Collateralized Loan Obligations	2.7%
Other Assets less Liabilities‡	1.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Federal National Mortgage Association, 2.00%, 3/1/52	5.6%
Government National Mortgage Association, 2.00%, 10/20/51	4.3%
Federal National Mortgage Association, 3.00%, 5/1/52	3.6%
Government National Mortgage Association, 2.50%, 9/20/51	3.3%
Federal National Mortgage Association, 2.50%, 9/1/52	2.4%
Federal National Mortgage Association, 3.50%, 9/1/52	2.3%
Federal National Mortgage Association, 4.00%, 1/1/53	2.2%
Federal National Mortgage Association, 5.00%, 9/1/52	2.2%
Federal National Mortgage Association, 3.00%, 10/1/52	2.2%
Federal National Mortgage Association, 3.50%, 4/1/53	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Mortgage Plus Bond Fund (the “Fund”) seeks income and capital appreciation. The Fund attempts to achieve its objective through investments in mortgage-related debt and other securitized debt.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,024.80	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	2.48%	2.56%	-3.10%	-1.12%
Fund Market Price Returns	2.52%	2.81%	-3.04%	-1.10%
Bloomberg U.S. Securitized Mortgage Backed Securities/Asset Backed Securities/Commercial Mortgage Backed Securities (MBS/ABS/CMBS) Index	2.03%	2.46%	-3.22%	-1.39%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on November 14, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

Investment Breakdown†

Investment Type	% of Net Assets
Corporate Bonds	37.8%
U.S. Government Obligations	28.7%
U.S. Government Agencies	18.7%
Foreign Government Obligations	3.7%
Commercial Mortgage-Backed Securities	3.3%
Asset-Backed Securities	1.4%
Foreign Government Agencies	0.8%
Municipal Bonds	0.8%
Supranational Bonds	0.4%
Other Assets less Liabilities‡	4.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Notes, 4.13%, 1/31/25	2.3%
U.S. Treasury Notes, 4.00%, 2/15/26	1.8%
Federal National Mortgage Association, 2.00%, 2/1/52	1.7%
U.S. Treasury Notes, 1.50%, 1/31/27	1.6%
U.S. Treasury Notes, 3.63%, 3/31/28	1.6%
U.S. Treasury Notes, 2.88%, 6/15/25	1.6%
U.S. Treasury Notes, 4.63%, 2/28/25	1.2%
U.S. Treasury Notes, 3.88%, 1/15/26	1.2%
U.S. Treasury Notes, 3.75%, 4/15/26	1.1%
U.S. Treasury Notes, 3.50%, 1/31/28	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Universal Enhanced Yield Index (the “Index”). In seeking to track the Index, the Fund invests mainly in the U.S. dollar denominated bond market while enhancing yield within desired risk parameters and constraints. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,029.80	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%	$0.75

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.98%	4.42%	2.20%
Fund Market Price Returns	2.95%	4.40%	2.19%
Bloomberg U.S. Universal Enhanced Yield Index	3.26%	4.78%	2.63%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on February 7, 2023.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

Investment Breakdown†

Investment Type	% of Net Assets
Corporate Bonds	46.3%
U.S. Government Obligations	21.4%
U.S. Government Agencies	16.8%
Commercial Mortgage-Backed Securities	6.7%
Asset-Backed Securities	5.1%
Foreign Government Obligations	2.4%
Foreign Government Agencies	0.3%
Municipal Bonds	0.1%
U.S. Government Agencies TBA Sale Commitments	-0.1%
Repurchase Agreement	0.5%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Tennessee Valley Authority, 5.25%, 9/15/39	1.2%
Federal Home Loan Banks, 5.50%, 7/15/36, Series 677	1.2%
Tennessee Valley Authority, 5.88%, 4/1/36	1.0%
Tennessee Valley Authority, 5.38%, 4/1/56	0.6%
Citigroup, Inc., tri-party repurchase agreement, 5.30%, 3/1/24††	0.5%
Tennessee Valley Authority, 3.50%, 12/15/42	0.5%
Federal National Mortgage Association, 5.63%, 7/15/37	0.5%
U.S. Treasury Notes, 1.50%, 1/31/27	0.4%
Tennessee Valley Authority, 4.63%, 9/15/60	0.4%
Tennessee Valley Authority, 4.25%, 9/15/65	0.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Aggregate Enhanced Yield Index (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,033.30	0.12%	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	0.12%	$0.60

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.33%	4.81%	-3.35%	0.50%	1.34%
Fund Market Price Returns	3.28%	4.87%	-3.23%	0.48%	1.34%
Bloomberg U.S. Aggregate Enhanced Yield Index	3.44%	5.02%	-3.17%	0.65%	1.52%
Bloomberg U.S. Aggregate Index	2.35%	3.33%	-3.16%	0.56%	1.20%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Investment Breakdown†

Investment Type	% of Net Assets
Corporate Bonds	48.5%
U.S. Government Obligations	36.7%
Commercial Mortgage-Backed Securities	6.8%
U.S. Government Agencies	6.1%
Foreign Government Agencies	0.7%
Foreign Government Obligations	0.6%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Notes, 0.63%, 7/31/26	7.1%
U.S. Treasury Notes, 0.50%, 3/31/25	6.7%
U.S. Treasury Notes, 4.88%, 11/30/25	4.2%
U.S. Treasury Notes, 0.75%, 4/30/26	4.0%
U.S. Treasury Notes, 2.50%, 3/31/27	3.8%
U.S. Treasury Notes, 2.75%, 7/31/27	3.3%
Federal National Mortgage Association, 2.00%, 1/1/37	3.3%
Federal National Mortgage Association, 2.50%, 3/1/37	2.4%
U.S. Treasury Notes, 3.50%, 1/31/28	2.0%
U.S. Treasury Notes, 2.75%, 4/30/27	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Short Aggregate Enhanced Yield Index (the “Index”). In seeking to track the Index, the Fund invests mainly in short-term U.S. investment grade fixed income securities having effective maturities generally shorter than five years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,026.40	0.12%	$0.60
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	0.12%	$0.60

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.64%	4.50%	-0.86%	1.22%	1.27%
Fund Market Price Returns	2.75%	4.63%	-0.83%	1.20%	1.28%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	3.10%	5.09%	-0.81%	1.19%	1.30%
Bloomberg U.S. Short Aggregate Composite Index	2.71%	4.52%	-0.71%	1.28%	1.27%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on May 18, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Alternative Income Fund (HYIN)

Investment Breakdown†

Investment Type	% of Net Assets
Common Stocks	65.5%
Closed-End Mutual Funds	33.9%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Guggenheim Strategic Opportunities Fund	3.2%
Eagle Point Credit Co., Inc.	3.1%
PIMCO Dynamic Income Fund	3.1%
Nuveen Floating Rate Income Fund	3.1%
PIMCO Corporate & Income Opportunity Fund	3.1%
Main Street Capital Corp.	3.1%
Nuveen Credit Strategies Income Fund	3.1%
Blackstone Secured Lending Fund	3.1%
BlackRock Corporate High Yield Fund, Inc.	3.1%
Oxford Lane Capital Corp.	3.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Alternative Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Gapstow Liquid Alternative Credit Index (the “Index”), which is designed to provide diversified exposure to alternative credit sectors. Alternative credit is an asset class that includes debt and debt-based investments that have a higher expected risk, return, and yield than traditional investment grade fixed income instruments. In seeking to track the Index, the Fund invests mainly in registered closed-end investment companies (“CEFs”), including CEFs that have elected to be regulated as “business development companies” under the Investment Company Act of 1940, as amended, and real estate investment trusts that are listed and publicly traded on a major U.S. stock exchange. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,035.40	0.50%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	3.54%	9.35%	-0.92%
Fund Market Price Returns	3.59%	9.13%	-0.92%
Gapstow Liquid Alternative Credit Index	3.64%	9.63%	-0.47%
ICE BofA Merrill Lynch U.S. High Yield Index	6.15%	10.97%	1.47%
S&P 500® Index	13.93%	30.45%	9.11%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on May 6, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

Country Breakdown†

Country	% of Net Assets
United States	89.5%
Other^	0.4%
Other Assets less Liabilities‡	10.1%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

^	Includes countries that represent less than 1% of net assets.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	6.4%
Apple, Inc.	5.5%
NVIDIA Corp.	3.8%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.1%
Berkshire Hathaway, Inc., Class B	1.4%
Eli Lilly & Co.	1.3%
Tesla, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Efficient Gold Plus Equity Strategy Fund (the “Fund”) is actively managed using a models-based approach seeking total return. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio comprised of (i) U.S.-listed gold futures contracts and (ii) U.S. equity securities. The Fund uses U.S.-listed gold futures contracts to enhance the capital efficiency of the Fund.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,153.40	0.20%	$1.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	15.34%	34.87%	7.99%
Fund Market Price Returns	15.19%	34.59%	8.00%
S&P 500® Index	13.93%	30.45%	10.11%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on March 17, 2022.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

Country Breakdown†

Country	% of Net Assets
Canada	38.9%
United States	14.1%
Australia	12.0%
United Kingdom	7.3%
South Africa	6.6%
Brazil	4.2%
China	2.9%
Peru	1.9%
Turkey	1.0%
Russia	0.0%	^
Other Assets less Liabilities‡	11.1%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

^	Represents less than 0.1%.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Newmont Corp., CDI	10.7%
Barrick Gold Corp.	8.8%
Agnico Eagle Mines Ltd.	6.5%
Franco-Nevada Corp.	6.4%
Northern Star Resources Ltd.	5.6%
Gold Fields Ltd., ADR	4.9%
Anglogold Ashanti PLC	4.3%
Wheaton Precious Metals Corp.	4.2%
Kinross Gold Corp.	3.4%
Royal Gold, Inc.	3.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the “Fund”) is actively managed using a models-based approach seeking total return. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio comprised of (i) U.S.-listed gold futures contracts and (ii) global equity securities issued by companies that derive at least 50% of their revenue from the gold mining business (“Gold Miners”). The Fund uses U.S.-listed gold futures contracts to enhance the capital efficiency of the Fund.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$936.10	0.45%	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-6.39%	1.15%	-3.85%
Fund Market Price Returns	-6.13%	0.77%	-3.88%
NYSE ARCA Gold Miners Index	-8.57%	-1.42%	-2.29%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 16, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	76.6%
Exchange-Traded Funds	4.6%
Other Assets less Liabilities‡	18.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bills, 5.33%, 8/8/24	76.6%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.6%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 42 of this report.

The WisdomTree Enhanced Commodity Strategy Fund (the “Fund”) seeks to achieve positive total returns in rising and falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is actively managed and intends to provide broad-based exposure to the following four commodity sectors: Energy, Agriculture, Industrial Metals, and Precious Metals primarily through investments in futures contracts.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$999.20	0.55%[1]	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%[1]	$2.77
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-0.08%	1.84%	6.00%	8.47%
Fund Market Price Returns	-0.23%	1.97%	5.84%	8.39%
S&P GSCI Index	-2.06%	4.99%	15.41%	19.96%
Bloomberg Commodity Index Total Return	-6.31%	-3.94%	7.15%	10.01%
*	Returns of less than one year are cumulative.

[1]	For the period December 19, 2020 (post-reorganization) through February 29, 2024.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	82.7%
Exchange-Traded Funds	4.1%
Other Assets less Liabilities‡	13.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bills, 5.33%, 8/8/24	82.7%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.1%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 42 of this report.

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns over economic market cycles. The Fund is managed using a quantitative, rules-based strategy and invests in a combination of diversified futures contracts for equities, commodities, currencies and interest rates.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,091.90	0.65%[1]	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%[1]	$3.27
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	9.19%	17.91%	5.31%	3.90%	1.81%
Fund Market Price Returns	9.08%	17.95%	5.25%	3.88%	1.78%
ICE BofA U.S. 3-Month Treasury Bill Index	2.69%	5.22%	2.43%	1.97%	1.33%
60% S&P 500 Index/40% Bloomberg U.S. Aggregate Index Composite	9.26%	19.11%	5.58%	8.94%	8.13%
S&P GSCI Index	-2.06%	4.99%	15.41%	7.18%	-3.36%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

18	WisdomTree Trust

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree PutWrite Strategy Fund (PUTW)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	95.2%
Exchange-Traded Funds	4.3%
Other Assets less Liabilities‡	0.5%
Total	100%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bills, 5.34%, 4/18/24	53.7%
U.S. Treasury Bills, 5.52%, 3/21/24	41.5%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.3%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 42 of this report.

The WisdomTree PutWrite Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Volos U.S. Large Cap Target 2.5% PutWrite Index (the “Index”). In seeking to track the price and yield performance, before fees and expenses, of the Index, the Fund sells SPDR S&P 500® ETF Trust (“SPY”) Puts and primarily holds U.S. Treasury bills. By selling a SPY Put, the Fund receives a premium from the option buyer. At any given time, the Fund holds two SPY Puts with different expiration dates two weeks apart on either the first or third Friday of the month. Each new SPY Put will have a strike price that is the higher of (i) the “at the money” strike price (i.e., a strike price that is closest to but greater than the current market price of SPY), or (ii) the strike price for a SPY Put that has a premium closest to 2.5%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,076.10	0.44%[1]	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.44%[1]	$2.21
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	7.61%	17.76%	9.23%	7.87%	7.16%
Fund Market Price Returns	7.41%	17.68%	9.26%	7.89%	7.14%
CBOE S&P 500® PutWrite/Volos U.S. Large Cap Target 2.5% PutWrite Spliced Index[2]	8.07%	18.61%	10.26%	8.68%	7.89%
S&P 500® Index	13.93%	30.45%	11.91%	14.76%	14.94%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 24, 2016.

[2]	CBOE S&P 500® PutWrite Index through October 24, 2022; Volos U.S. Large Cap Target 2.5% PutWrite Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	19

Performance Summary

as of February 29, 2024 (unaudited)

WisdomTree Target Range Fund (GTR)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	70.8%
Purchased Options (Exchange-Traded)	24.0%
Other Assets less Liabilities‡	5.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bills, 5.31%, 8/8/24	70.8%
SPDR S&P 500 ETF Trust, Purchased Call Option @ $405 strike expiring 1/17/25	12.4%
iShares Russell 2000 ETF, Purchased Call Option @ $163 strike expiring 1/17/25	5.0%
iShares MSCI EAFE ETF, Purchased Call Option @ $63 strike expiring 1/17/25	4.3%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $33 strike expiring 1/17/25	2.3%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Target Range Fund (the “Fund”) is actively managed seeking capital appreciation, with a secondary objective of hedging risk. In general, the Fund is expected to provide similar exposures to the TOPS® Global Equity Target Range Index (the “Index”), a long call spread option strategy that buys call options that are 15% in-the-money and sells call options that are 15% out-the-money, but will not match the Index’s returns due to the amount and timing of assets that flow in and out of the Fund.

Shareholder Expense Example (for the six-month period ended February 29, 2024)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,064.50	0.70%	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	6.45%	12.57%	-1.62%
Fund Market Price Returns	6.58%	12.64%	-1.54%
TOPS® Global Equity Target Range Index	6.75%	13.60%	-0.72%
MSCI AC World Index	11.66%	23.15%	4.68%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 7, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

20	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

60% S&P 500® Index/40% Bloomberg U.S. Aggregate Index Composite:

The 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Index Composite represents a 60% weight to the S&P 500® Index and a 40% weight to the Bloomberg U.S. Aggregate Index.The Bloomberg U.S. Aggregate Index measures the performance of the U.S. investment-grade bond market.

Bianco Research Fixed Income Total Return Index:

The Bianco Research Fixed Income Total Return Index is developed by Bianco Research Advisors LLC to provide exposure to factors that can provide the potential for outperformance relative to a market cap weighted universe exposure of U.S. dollar-denominated investment grade debt.

Bloomberg Commodity Index Total Return:

Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index (“BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13-week U.S. Treasury Bills.

Bloomberg Dollar Spot Index:

The Bloomberg Dollar Spot Index tracks the performance of a basket of 10 leading global currencies versus the U.S. dollar. Each currency in the basket and its weight is determined annually based on its share of international trade and foreign exchange (“FX”) liquidity.

Bloomberg Dollar Total Return Index:

The Bloomberg Dollar Total Return Index is total return version of the Bloomberg Dollar Spot Index (BBDXY). It is generated by adding the daily forward implied yield of each currency, and U.S. funding rate, to BBDXY returns.

Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration:

The Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration combines long positions in the Bloomberg U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of 0 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg U.S. Aggregate Bond Index:

The Bloomberg U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade bond market.

Bloomberg U.S. Aggregate Enhanced Yield Index:

The Bloomberg U.S. Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg U.S. Aggregate Bond Index seeking to enhance yield while maintaining a similar risk profile.

Bloomberg U.S. Securitized MBS/ABS/CMBS Index:

The Bloomberg U.S. Securitized MBS/ABS/CMBS Index is a market capitalization index that is designed to measure the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, commercial mortgage backed securities, and asset backed securities.

WisdomTree Trust	21

Description of Terms and Indexes (unaudited) (continued)

Bloomberg U.S. Short Aggregate Composite Index:

The Bloomberg U.S. Short Aggregate Composite Index measures the performance of the short-term U.S. investment-grade bond market.

Bloomberg U.S. Short Aggregate Enhanced Yield Index:

The Bloomberg U.S. Short Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg U.S. Aggregate Bond Index that generally have effective maturities shorter than 5 years and seeks to enhance yield while maintaining a similar risk profile.

Bloomberg U.S. Treasury Floating Rate Bond Index:

The Bloomberg U.S. Treasury Floating Rate Bond Index is a rules-based, market-value weighted index engineered to measure the performance and characteristics of floating rate coupon U.S. Treasuries which have a maturity greater than 12 months.

Bloomberg U.S. Universal Enhanced Yield Index:

The Bloomberg U.S. Universal Enhanced Yield Index is a rules-based index that seeks to provide both exposure and potential yield enhancement across the broad universe of U.S. Dollar-denominated market.

CBOE® S&P 500 PutWrite Index:

The CBOE® S&P 500 PutWrite Index tracks the value of a cash-secured (i.e., collateralized) put option sales strategy, which consists of selling (or “writing”) S&P 500® Index put options and investing the sale proceeds in one- and three-month Treasury bills.

Collateralized loan obligation (CLO):

A collateralized loan obligation is a form of securitization where payments from multiple middle sized and large business loans are pooled together and passed on to different classes of owners.

Commercial mortgage backed securities (CMBS):

A type of mortgage backed security that is backed by commercial and multifamily mortgages rather than residential real estate.

Duration:

Duration is a measure of a bond’s sensitivity to changes in interest rates. The weighted average accounts for the various durations of the bonds purchased as well as the proportion of the total government bond portfolio that they make up.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Strategy Fund was constructed as an additional gauge of Emerging Currency Strategy Fund performance. The composite tracks the returns for the currencies using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or non-deliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Strategy Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

22	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

Gapstow Liquid Alternative Credit Index:

The Gapstow Liquid Alternative Credit Index (GLACI) is an equal-weighted index that tracks the performance of 35 Publicly Traded Alternative Credit Vehicles (“PACs”) using an objective, rules-based methodology. PACs are a subset of business development companies, real estate investment trusts, and closed-end funds, and selected because of their exposure to a range of U.S. alternative credit sectors (tradeable high yield, structured, and private credit) and borrower segments (households, corporations, and commercial real estate sponsors). GLACI is the first index constructed to provide diversified exposure to these alternative credit sectors and segments.

ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index:

The ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on-the-run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration. Market values of long and short positions are rebalanced at month-end.

ICE BofA Merrill Lynch U.S. High Yield Index:

The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate bond debt securities issued in the U.S.

ICE BofA U.S. 3-Month Treasury Bill Index:

This ICE BofA U.S. 3-Month Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

JP Morgan CEMBI Diversified Index:

The JP Morgan CEMBI Diversified Index is an alternatively weighted version of the JP Morgan CEMBI Index (a comprehensive U.S. dollar-denominated emerging market corporate bond index) which limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

Long Call Spread:

A long call spread is an option trading strategy designed to benefit from a stock’s limited increase in price. The strategy uses two call options — buying a lower strike call and selling a higher strike call — to create a range consisting of a lower strike price and an upper strike price. The long call spread helps to limit losses of owning stock but it also limits the gains.

WisdomTree Trust	23

Description of Terms and Indexes (unaudited) (continued)

Mortgage-backed security (MBS):

A mortgage backed security is a type of asset-backed security which is secured by a mortgage or collection of mortgages.

MSCI AC World Index:

The MSCI AC World Index is a free float adjusted market capitalization index that is designed to measure the performance of the world stock indexes covered by MSCI.

NYSE ARCA Gold Miners Index:

The NYSE Arca Gold Miners Index is a modified market capitalization weighted index that measures the performance of global gold mining companies.

S&P 500® Index:

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee designed to represent the performance of the leading industries in the United States economy.

S&P GSCI Index:

The S&P GSCI Index comprises the principal physical commodities that are the subject to active, liquid futures markets.

Spot Rate and Non-Deliverable Forward (“NDF”) Rate Returns:

A “spot” rate is the foreign exchange rate on foreign currency contracts settled generally within two business days from the trade date. The NDF rate is the foreign exchange rate on non-deliverable forward currency contracts settled on a future date that is generally greater than two business days from the trade date. The Chinese yuan NDF return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period NDF rate and the beginning of period NDF rate using WM/Reuters Singapore closing rates.

TOPS® Global Equity Target Range Index:

The TOPS® Global Equity Target Range Index tracks the performance of a systematic collateralized conditional call / call spread strategy.

Volos U.S. Large Cap Target 2.5% PutWrite Index:

The Volos U.S. Large Cap Target 2.5% PutWrite index tracks the performance of a systematic collateralized PutWrite strategy. At any point in time the strategy has two short put options on SPDR® ETF Trust, with different expiration dates, and a collateral account that accrues interest at a theoretical Treasury Bill rate on a daily basis.

WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index:

The WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index is a rules-based alternatively weighted index that is designed to provide exposure to U.S. high yield corporate bonds with a short position in U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration.

* * * * * *

Neither Bianco Research Advisors LLC (“Bianco”) nor any other party affiliated with Bianco (“Bianco Affiliate”) guarantees the accuracy and/or the completeness of the index or any index data included herein. Neither Bianco nor any other Bianco Affiliate makes any warranty, express or implied, as to results to be obtained from the use of the index or any index data included herein. Bianco expressly disclaims any liability for any errors or omissions in the index or index data and no third party may rely on the index or index data referenced or contained herein. Neither Bianco nor any Bianco Affiliate promotes, sponsors or endorses the content of this communication.

24	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

Bloomberg® and the Bloomberg Indices are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by WisdomTree. Bloomberg is not affiliated with WisdomTree, and Bloomberg does not approve, endorse, review, or recommend each of AGGY, SHAG, AGZD or UNIY. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to each of AGGY, SHAG, AGZD or UNIY.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“ICE BofA Merrill Lynch”) indices and related information, the name “ICE BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from ICE BofA Merrill Lynch, and may not be copied, used, or distributed without ICE BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by ICE BofA Merrill Lynch. ICE BofA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Neither Volos nor any other party guarantees the accuracy and/or the completeness of the Volos U.S. Large Cap Target 2.5% PutWrite Index (the “Index”) or any Index data included herein. Neither Volos nor any other party makes any warranty, express or implied, as to results to be obtained from the use of the Index or any Index data included herein. Volos expressly disclaims any liability for any errors or omissions in the Index or Index data and no party may rely on the Index or Index data contained in this communication. Volos does not promote, sponsor or endorse the content of this communication.

The Gapstow Liquid Alternative Credit Index is a registered service mark of Gapstow Capital Partners L.P. and has been licensed for use by WisdomTree Asset Management and WisdomTree Trust as the issuer of the WisdomTree Alternative Income Fund. The WisdomTree Alternative Income Fund is not sponsored, endorsed, sold, or promoted by Gapstow Capital Partners L.P., and it makes no representation regarding the advisability of investing in the Fund. GAPSTOW CAPITAL PARTNERS L.P. AND ITS AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE WISDOMTREE ALTERNATIVE INCOME FUND. Gapstow Capital Partners L.P. contracts with a calculation agent to independently calculate and publish the Gapstow Liquid Alternative Credit Index, and Gapstow Capital Partners L.P. cannot assure its accuracy. The publication of the Gapstow Liquid Alternative Credit Index does not constitute a recommendation by Gapstow Capital Partners L.P. to invest in the WisdomTree Alternative Income Fund. Gapstow Capital Partners L.P. offers no guarantee or assurance with regard to the results of using the Gapstow Liquid Alternative Credit Index.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

* * * * * *

WisdomTree Trust	25

Description of Terms and Indexes (unaudited) (concluded)

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar	EUR	Euro	PHP	Philippine peso
BRL	Brazilian real	GBP	British pound	PLN	Polish zloty
CAD	Canadian dollar	HUF	Hungary forint	RON	Romanian leu
CHF	Swiss franc	IDR	Indonesian rupiah	SGD	Singapore dollar
CLP	Chilean peso	INR	Indian rupee	THB	Thai baht
CNH	Offshore Chinese renminbi	JPY	Japanese yen	TRY	Turkish new lira
CNY	Chinese yuan	KRW	South Korean won	TWD	New Taiwan dollar
COP	Colombian peso	MXN	Mexican peso	USD	U.S. dollar
CZK	Czech koruna	MYR	Malaysian ringgit	ZAR	South African rand
EGP	Egyptian pound	PEN	Peruvian nuevo sol

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
HRW	Hard Red Winter
PIK	Payment In Kind
RBOB	Reformulated Blendstock for Oxygenate Blending
REMICs	Real Estate Mortgage Investment Conduits
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

26	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 29, 2024

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 94.8%

U.S. Treasury Bills – 94.8%
5.44%, 3/7/24*	$43,190,000	$43,152,146
5.35%, 4/11/24*	41,885,000	41,633,370
5.35%, 5/7/24*	41,455,000	41,049,333
5.38%, 6/11/24*	41,335,000	40,721,547
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $166,571,569)		166,556,396
Investments	Shares	Value

EXCHANGE-TRADED FUND – 4.2%

United States – 4.2%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $7,359,256)	146,500	7,368,950

TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $173,930,825)		173,925,346

Other Assets less Liabilities – 1.0%		1,704,008

NET ASSETS – 100.0%		$175,629,354
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 29, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$8,885,010	$2,772,666	$4,276,861	$(7,692)	$(4,173)	$7,368,950	$245,417

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	3/6/2024	3,268,896,000	JPY	21,811,573	USD	$—	$(590)
Bank of America NA	3/6/2024	55,605	USD	85,000	AUD	351	—
Bank of America NA	3/6/2024	148,085	USD	200,000	CAD	707	—
Bank of America NA	3/6/2024	62,535	USD	55,000	CHF	329	—
Bank of America NA	3/6/2024	89,496	USD	645,000	CNH	—	(19)
Bank of America NA	3/6/2024	374,466	USD	345,000	EUR	1,562	—
Bank of America NA	3/6/2024	133,195	USD	105,000	GBP	653	—
Bank of America NA	3/6/2024	244,883	USD	20,340,000	INR	—	(411)
Bank of America NA	3/6/2024	160,574	USD	24,170,000	JPY	—	(695)
Bank of America NA	3/6/2024	121,241	USD	2,075,000	MXN	—	(461)
Bank of America NA	3/6/2024	11,159	USD	15,000	SGD	10	—
Bank of America NA	3/7/2024	292,719	USD	391,000,000	KRW	—	(943)
Bank of America NA	4/4/2024	22,601,431	USD	3,371,860,000	JPY	591	—
Bank of Montreal	3/6/2024	87,265,000	CNH	12,111,000	USD	—	(41)
Bank of Montreal	3/6/2024	279,386,000	MXN	16,384,684	USD	1,790	—
Bank of Montreal	3/6/2024	11,242,135	USD	80,650,000	CNH	49,229	—
Bank of Montreal	3/6/2024	14,926,946	USD	258,355,000	MXN	—	(226,024)
Bank of Montreal	4/4/2024	16,459,844	USD	281,970,000	MXN	—	(2,001)
Bank of Montreal	4/9/2024	12,368,404	USD	88,925,000	CNH	1,975	—
Barclays Bank PLC	3/6/2024	46,656,341	USD	43,115,000	EUR	54,050	—
Barclays Bank PLC	3/6/2024	175,626	USD	14,585,000	INR	—	(265)
Barclays Bank PLC	3/6/2024	70,390	USD	5,840,000	INR	—	(39)
Barclays Bank PLC	3/6/2024	162,711	USD	5,100,000	TWD	1,329	—
Barclays Bank PLC	3/7/2024	478,084,000	KRW	360,006	USD	—	(939)
Barclays Bank PLC	3/7/2024	188,113	USD	250,000,000	KRW	349	—
Barclays Bank PLC	3/7/2024	210,216	USD	280,000,000	KRW	—	(78)
Barclays Bank PLC	3/7/2024	42,044	USD	56,000,000	KRW	—	(15)
Canadian Imperial Bank of Commerce	3/6/2024	11,512,000	AUD	7,482,663	USD	582	—
Canadian Imperial Bank of Commerce	3/6/2024	7,189,000	CHF	8,131,485	USD	—	(658)
Canadian Imperial Bank of Commerce	4/4/2024	7,667,122	USD	11,785,000	AUD	—	(609)

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 29, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	4/4/2024	8,458,849	USD	7,455,000	CHF	$724	$—
Citibank NA	3/6/2024	16,321,451	USD	12,875,000	GBP	69,179	—
Citibank NA	3/6/2024	20,675,094	USD	3,027,355,000	JPY	475,741	—
Citibank NA	3/6/2024	3,576,676	USD	111,500,000	TWD	48,439	—
Citibank NA	3/6/2024	242,675	USD	7,600,000	TWD	2,185	—
Goldman Sachs	3/6/2024	228,380	USD	350,000	AUD	867	—
Goldman Sachs	3/6/2024	605,247	USD	815,000	CAD	4,680	—
Goldman Sachs	3/6/2024	233,326	USD	205,000	CHF	1,469	—
Goldman Sachs	3/6/2024	332,071	USD	2,395,000	CNH	—	(316)
Goldman Sachs	3/6/2024	1,578,866	USD	1,465,000	EUR	—	(4,629)
Goldman Sachs	3/6/2024	497,594	USD	395,000	GBP	—	(1,019)
Goldman Sachs	3/6/2024	569,661	USD	85,430,000	JPY	—	(352)
Goldman Sachs	3/6/2024	533,944	USD	9,125,000	MXN	—	(1,253)
Goldman Sachs	3/6/2024	185,918	USD	250,000	SGD	104	—
Goldman Sachs	3/7/2024	83,970	USD	112,000,000	KRW	—	(148)
HSBC Holdings PLC	3/6/2024	6,067,000	SGD	4,509,326	USD	—	—
HSBC Holdings PLC	4/4/2024	4,576,874	USD	6,150,000	SGD	—	(17)
JP Morgan Chase Bank NA	3/6/2024	728,000	AUD	475,805	USD	—	(2,577)
JP Morgan Chase Bank NA	3/6/2024	1,708,000	CAD	1,270,267	USD	—	(11,655)
JP Morgan Chase Bank NA	3/6/2024	456,000	CHF	521,879	USD	—	(6,139)
JP Morgan Chase Bank NA	3/6/2024	5,535,000	CNH	767,801	USD	367	—
JP Morgan Chase Bank NA	3/6/2024	2,959,000	EUR	3,190,867	USD	7,467	—
JP Morgan Chase Bank NA	3/6/2024	883,000	GBP	1,115,293	USD	—	(671)
JP Morgan Chase Bank NA	3/6/2024	207,669,000	JPY	1,395,246	USD	—	(9,620)
JP Morgan Chase Bank NA	3/6/2024	17,634,000	MXN	1,029,550	USD	4,715	—
JP Morgan Chase Bank NA	3/6/2024	383,000	SGD	285,117	USD	—	(450)
JP Morgan Chase Bank NA	3/6/2024	123,510,000	TWD	3,901,014	USD	7,260	—
JP Morgan Chase Bank NA	3/6/2024	277,792	USD	425,000	AUD	1,525	—
JP Morgan Chase Bank NA	3/6/2024	778,669	USD	1,050,000	CAD	4,932	—
JP Morgan Chase Bank NA	3/6/2024	7,727,513	USD	6,645,000	CHF	211,956	—
JP Morgan Chase Bank NA	3/6/2024	301,212	USD	265,000	CHF	1,495	—
JP Morgan Chase Bank NA	3/6/2024	457,891	USD	3,300,000	CNH	—	(95)
JP Morgan Chase Bank NA	3/6/2024	1,897,777	USD	1,760,000	EUR	—	(4,578)
JP Morgan Chase Bank NA	3/6/2024	648,975	USD	515,000	GBP	—	(1,116)
JP Morgan Chase Bank NA	3/6/2024	820,656	USD	123,000,000	JPY	—	(34)
JP Morgan Chase Bank NA	3/6/2024	604,564	USD	10,335,000	MXN	—	(1,601)
JP Morgan Chase Bank NA	3/6/2024	148,694	USD	200,000	SGD	43	—
JP Morgan Chase Bank NA	4/8/2024	3,935,141	USD	124,500,000	TWD	—	(19,688)
Morgan Stanley & Co. International	3/6/2024	394,187,000	INR	4,754,310	USD	—	(539)
Morgan Stanley & Co. International	3/6/2024	35,287	USD	2,925,000	INR	12	—
Morgan Stanley & Co. International	3/7/2024	7,576,946,000	KRW	5,673,490	USD	17,203	—
Morgan Stanley & Co. International	4/4/2024	4,820,260	USD	400,125,000	INR	—	(595)
Morgan Stanley & Co. International	4/4/2024	5,756,252	USD	7,676,825,000	KRW	—	(17,883)
Royal Bank of Canada	3/6/2024	111,364	USD	170,000	AUD	857	—
Royal Bank of Canada	3/6/2024	18,523,825	USD	24,890,000	CAD	182,579	—
Royal Bank of Canada	3/6/2024	296,200	USD	400,000	CAD	1,443	—
Royal Bank of Canada	3/6/2024	119,515	USD	105,000	CHF	759	—
Royal Bank of Canada	3/6/2024	179,308	USD	1,290,000	CNH	277	—
Royal Bank of Canada	3/6/2024	746,758	USD	690,000	EUR	948	—
Royal Bank of Canada	3/6/2024	259,012	USD	205,000	GBP	238	—
Royal Bank of Canada	3/6/2024	321,626	USD	48,240,000	JPY	—	(245)
Royal Bank of Canada	3/6/2024	241,776	USD	4,130,000	MXN	—	(455)
Royal Bank of Canada	3/6/2024	4,164,919	USD	5,580,000	SGD	17,558	—
Royal Bank of Canada	3/6/2024	66,993	USD	90,000	SGD	100	—

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 29, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	3/6/2024	27,037,000	CAD	19,924,802	USD	$—	$(1,449)
Standard Chartered Bank	3/6/2024	46,831,000	EUR	50,620,274	USD	—	(1,420)
Standard Chartered Bank	3/6/2024	25,023,000	INR	301,429	USD	341	—
Standard Chartered Bank	3/6/2024	7,740,000	TWD	247,185	USD	—	(2,265)
Standard Chartered Bank	3/6/2024	6,961,014	USD	10,600,000	AUD	70,604	—
Standard Chartered Bank	3/6/2024	397,816	USD	610,000	AUD	1,292	—
Standard Chartered Bank	3/6/2024	1,033,261	USD	1,390,000	CAD	8,981	—
Standard Chartered Bank	3/6/2024	428,310	USD	370,000	CHF	9,837	—
Standard Chartered Bank	3/6/2024	627,429	USD	4,520,000	CNH	127	—
Standard Chartered Bank	3/6/2024	2,609,811	USD	2,415,000	EUR	—	(523)
Standard Chartered Bank	3/6/2024	910,111	USD	720,000	GBP	1,246	—
Standard Chartered Bank	3/6/2024	130,008	USD	10,795,000	INR	—	(176)
Standard Chartered Bank	3/6/2024	1,140,377	USD	168,370,000	JPY	16,965	—
Standard Chartered Bank	3/6/2024	755,748	USD	13,000,000	MXN	—	(6,725)
Standard Chartered Bank	3/6/2024	234,895	USD	315,000	SGD	770	—
Standard Chartered Bank	3/6/2024	122,117	USD	3,825,000	TWD	1,082	—
Standard Chartered Bank	3/6/2024	57,877	USD	1,825,000	TWD	128	—
Standard Chartered Bank	3/6/2024	44,292	USD	1,400,000	TWD	—	(9)
Standard Chartered Bank	4/4/2024	20,274,692	USD	27,500,000	CAD	1,493	—
Standard Chartered Bank	4/4/2024	51,133,747	USD	47,250,000	EUR	1,522	—
UBS AG	3/6/2024	13,932,000	GBP	17,587,743	USD	—	(1,207)
UBS AG	3/6/2024	4,385,638	USD	364,725,000	INR	—	(12,831)
UBS AG	3/7/2024	5,231,913	USD	6,966,030,000	KRW	51	—
UBS AG	4/4/2024	17,803,041	USD	14,100,000	GBP	1,276	—
						$1,294,344	$(346,068)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$166,556,396	$—	$166,556,396
Exchange-Traded Fund	7,368,950	—	—	7,368,950
Total Investments in Securities	$7,368,950	$166,556,396	$—	$173,925,346
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,294,344	$—	$1,294,344
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(346,068)	$—	$(346,068)
Total – Net	$7,368,950	$167,504,672	$—	$174,873,622
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 29, 2024

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 60.1%

U.S. Treasury Bills – 60.1%
5.38%, 3/14/24*	$2,525,000	$2,520,196
5.37%, 4/18/24*	1,750,000	1,737,715
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,258,032)		4,257,911

	Shares

EXCHANGE-TRADED FUND – 4.8%

United States – 4.8%

WisdomTree Floating Rate Treasury Fund(a) (Cost: $341,394)	6,800	342,040
Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 31.7%

United States – 31.7%

Citigroup, Inc., tri-party repurchase agreement dated 2/29/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.30% due 3/1/24; Proceeds at maturity – $2,240,330 (fully collateralized by Federal Home Loan Bank, 5.59% due 9/27/24; Market value including accrued interest – $2,355,400)

(Cost: $2,240,000)	$2,240,000	$2,240,000

TOTAL INVESTMENTS IN SECURITIES – 96.6% (Cost: $6,839,426)		6,839,951

Other Assets less Liabilities – 3.4%		241,628

NET ASSETS – 100.0%		$7,081,579
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 29, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$342,312	$503,770	$503,466	$(304)	$(272)	$342,040	$11,590

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	5/7/2024	682,580,000	KRW	516,414	USD	$—	$(2,664)
Goldman Sachs	5/7/2024	3,670,000	CNH	513,919	USD	—	(2,828)
HSBC Holdings PLC	5/7/2024	2,570,000	BRL	511,942	USD	2,088	—
HSBC Holdings PLC	5/7/2024	480,915,000	CLP	511,993	USD	—	(15,866)
HSBC Holdings PLC	5/7/2024	42,905,000	INR	513,971	USD	2,205	—
HSBC Holdings PLC	5/7/2024	18,135,000	THB	517,101	USD	—	(8,691)
JP Morgan Chase Bank NA	5/7/2024	9,005,000	MXN	515,564	USD	6,774	—
JP Morgan Chase Bank NA	5/7/2024	2,080,000	PLN	516,482	USD	4,709	—
JP Morgan Chase Bank NA	5/7/2024	17,250,000	TRY	515,546	USD	—	(884)
JP Morgan Chase Bank NA	5/7/2024	9,755,000	ZAR	513,121	USD	—	(7,338)
Morgan Stanley & Co. International	5/7/2024	44,863	USD	1,500,000	TRY	110	—
Royal Bank of Canada	5/7/2024	8,142,505,000	IDR	514,990	USD	1,981	—
Royal Bank of Canada	5/7/2024	2,415,000	MYR	513,684	USD	—	(4,803)
Royal Bank of Canada	5/7/2024	28,990,000	PHP	513,497	USD	2,334	—
Standard Chartered Bank	5/7/2024	2,057,140,000	COP	514,195	USD	4,295	—
						$24,496	$(43,074)

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 29, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$4,257,911	$—	$4,257,911
Exchange-Traded Fund	342,040	—	—	342,040
Repurchase Agreement	—	2,240,000	—	2,240,000
Total Investments in Securities	$342,040	$6,497,911	$—	$6,839,951
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$24,496	$—	$24,496
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(43,074)	$—	$(43,074)
Total – Net	$342,040	$6,479,333	$—	$6,821,373
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited)

WisdomTree Bianco Total Return Fund (WTBN)

February 29, 2024

Investments	Shares	Value

EXCHANGE-TRADED FUNDS – 100.0%

United States – 100.0%

iShares 0-5 Year TIPS Bond ETF	7,969	$787,895

iShares 3-7 Year Treasury Bond ETF	1,193	137,899

iShares 7-10 Year Treasury Bond ETF, Class B	2,306	217,271

iShares BBB Rated Corporate Bond ETF	2,315	196,681

iShares MBS ETF	10,008	919,835

Schwab Long-Term U.S. Treasury ETF	8,306	278,417

Schwab Short-Term U.S. Treasury ETF	4,823	232,662
Vanguard Intermediate-Term Corporate Bond ETF	3,162	252,296

Vanguard Long-Term Corporate Bond ETF	4,159	320,326

Vanguard Short-Term Corporate Bond ETF	3,696	284,703

WisdomTree Floating Rate Treasury Fund(a)	6,252	314,476

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $3,970,013)		3,942,461

Other Assets less Liabilities – (0.0)%		(246)

NET ASSETS – 100.0%		$3,942,215
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the period ended February 29, 2024 were as follows:

Affiliate	Value at 12/20/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$—	$320,639	$6,135	$(20)	$(8)	$314,476	$2,283

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$3,942,461	$—	$—	$3,942,461
Total Investments in Securities	$3,942,461	$—	$—	$3,942,461

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2024

Investments	Principal Amount	Value

CORPORATE BONDS – 91.3%

Argentina – 0.7%

YPF SA 9.50%, 1/17/31(a)	$350,000	$352,975

Australia – 1.1%

AngloGold Ashanti Holdings PLC 3.75%, 10/1/30	600,000	522,219

Austria – 0.5%

Suzano Austria GmbH 7.00%, 3/16/47(a)	226,000	234,724

Brazil – 5.8%

Ambipar Lux SARL 9.88%, 2/6/31(a)	275,000	272,781

Braskem Netherlands Finance BV 7.25%, 2/13/33(b)	200,000	182,640

Cosan Luxembourg SA 7.25%, 6/27/31(a)	525,000	533,505

CSN Resources SA 8.88%, 12/5/30(a)	650,000	667,550

Embraer Netherlands Finance BV 7.00%, 7/28/30(a)	400,000	419,860

Raizen Fuels Finance SA 6.45%, 3/5/34(a)	450,000	452,340

Suzano International Finance BV 5.50%, 1/17/27	250,000	250,156

Total Brazil		2,778,832

Chile – 5.0%

Antofagasta PLC 5.63%, 5/13/32(b)	200,000	199,625

Banco de Credito & Inversiones SA
8.75%, 2/8/29, (8.75% fixed rate until 2/8/29; 5-year Constant Maturity Treasury Rate + 4.944% thereafter)(a)(c)(d)	225,000	232,088
2.88%, 10/14/31(b)	200,000	169,180

Celulosa Arauco y Constitucion SA 4.50%, 8/1/24	200,000	198,539

Chile Electricity Lux MPC SARL 6.01%, 1/20/33(a)	300,000	305,968

Corp. Nacional del Cobre de Chile 6.44%, 1/26/36(a)	400,000	408,125

Engie Energia Chile SA 3.40%, 1/28/30(b)	270,000	236,672

Inversiones CMPC SA 6.13%, 2/26/34(a)	450,000	454,500

Telefonica Moviles Chile SA 3.54%, 11/18/31(b)	300,000	223,140

Total Chile		2,427,837

China – 4.4%

Alibaba Group Holding Ltd. 3.60%, 11/28/24	350,000	345,072

ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(a)	300,000	283,376

Lenovo Group Ltd. 6.54%, 7/27/32(a)	330,000	346,294

MGM China Holdings Ltd. 4.75%, 2/1/27(b)	525,000	496,289

Tencent Holdings Ltd. 3.98%, 4/11/29(b)	700,000	663,652

Total China		2,134,683

Colombia – 5.5%

Bancolombia SA
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate + 2.944% thereafter)(d)	385,000	362,839

Ecopetrol SA 8.88%, 1/13/33	550,000	579,425
8.38%, 1/19/36	640,000	642,880

Geopark Ltd. 5.50%, 1/17/27(a)	375,000	340,313

Grupo Energia Bogota SA ESP 7.85%, 11/9/33(a)	475,000	520,125

Oleoducto Central SA 4.00%, 7/14/27(b)	227,000	211,412

Total Colombia		2,656,994

Ghana – 0.4%

Tullow Oil PLC 10.25%, 5/15/26(a)	188,000	169,098

Guatemala – 1.5%

Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 4/27/29(a)	260,000	245,050

CT Trust 5.13%, 2/3/32(b)	225,000	203,625
5.13%, 2/3/32(a)	300,000	271,500

Total Guatemala		720,175

Hong Kong – 1.6%

Melco Resorts Finance Ltd. 5.75%, 7/21/28(b)	525,000	493,539
5.75%, 7/21/28(a)	275,000	258,521

Total Hong Kong		752,060

India – 5.4%

Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(b)	250,000	224,531

Irb Infrastructure Developers 7.11%, 3/11/32	475,000	474,606

JSW Steel Ltd. 5.05%, 4/5/32(a)	600,000	530,062

Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(c)(d)	500,000	474,340

Reliance Industries Ltd. 2.88%, 1/12/32(a)(e)	735,000	621,148

Summit Digitel Infrastructure Ltd. 2.88%, 8/12/31(a)	350,000	289,223

Total India		2,613,910

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2024

Investments	Principal Amount	Value

Indonesia – 1.4%

Medco Bell Pte. Ltd. 6.38%, 1/30/27(a)	$400,000	$389,832

Medco Maple Tree Pte. Ltd. 8.96%, 4/27/29(a)	250,000	261,125

Total Indonesia		650,957

Ireland – 0.4%

C&W Senior Financing DAC 6.88%, 9/15/27(b)	200,000	189,250

Israel – 2.5%

Energian Israel Finance Ltd. 8.50%, 9/30/33(b)	150,000	144,825

Israel Discount Bank Ltd. 5.38%, 1/26/28(b)	375,000	366,562

Israel Electric Corp. Ltd. 4.25%, 8/14/28(b)	300,000	277,233

Teva Pharmaceutical Finance Netherlands III BV 8.13%, 9/15/31	400,000	433,320

Total Israel		1,221,940

Kazakhstan – 1.2%

KazMunayGas National Co. JSC 3.50%, 4/14/33(b)	425,000	347,013
6.38%, 10/24/48(b)	225,000	206,299

Total Kazakhstan		553,312

Kuwait – 1.7%

MEGlobal BV 4.25%, 11/3/26(b)	200,000	192,913
2.63%, 4/28/28(a)	350,000	312,922

NBK Tier 1 Financing 2 Ltd.
4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year Constant Maturity Treasury Rate + 2.832% thereafter)(a)(c)(d)	300,000	288,828

Total Kuwait		794,663

Luxembourg – 1.9%

Altice Financing SA 5.75%, 8/15/29(a)	325,000	281,125

EIG Pearl Holdings SARL 3.55%, 8/31/36(a)	725,000	619,317

Total Luxembourg		900,442

Malaysia – 2.0%

CIMB Bank Bhd. 2.13%, 7/20/27(a)	225,000	203,906

GENM Capital Labuan Ltd. 3.88%, 4/19/31(a)	375,000	325,430

MISC Capital Two Labuan Ltd. 3.75%, 4/6/27(a)	450,000	428,915

Total Malaysia		958,251

Mexico – 9.1%

Alpek SAB de CV 4.25%, 9/18/29(a)	400,000	367,484

Banco Mercantil del Norte SA
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(b)(c)(d)	400,000	393,960
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(c)(d)	200,000	196,980

BBVA Bancomer SA
8.13%, 1/8/39, (8.125% fixed rate until 1/8/34; 5-year Constant Maturity Treasury Rate + 4.214% thereafter)(a)(d)	400,000	414,644

Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/39(a)	200,000	212,032

Cemex SAB de CV
5.13%, 6/8/26, (5.125% fixed rate until 6/8/26; 5-year Constant Maturity Treasury Rate + 4.534% thereafter)(b)(c)(d)	425,000	406,406
9.13%, 3/14/28, (9.125% fixed rate until 3/14/28; 5-year Constant Maturity Treasury Rate + 5.157% thereafter)(a)(c)(d)	200,000	214,100

GCC SAB de CV 3.61%, 4/20/32(a)	200,000	169,900

Industrias Penoles SAB de CV 4.15%, 9/12/29(b)	200,000	185,267

Petroleos Mexicanos 6.88%, 8/4/26	525,000	507,098
6.70%, 2/16/32	50,000	40,460
10.00%, 2/7/33(e)	340,000	330,276

Southern Copper Corp. 3.88%, 4/23/25	500,000	490,510

Trust Fibra Uno 7.38%, 2/13/34(a)	450,000	452,250

Total Mexico		4,381,367

Mongolia – 2.7%

Minerva Luxembourg SA 4.38%, 3/18/31(b)	625,000	519,700

Sands China Ltd. 5.40%, 8/8/28	775,000	755,237

Total Mongolia		1,274,937

Morocco – 1.2%

OCP SA 6.88%, 4/25/44(b)	600,000	564,000

Netherlands – 0.8%

Sigma Finance Netherlands BV 4.88%, 3/27/28(a)	385,000	375,614

Nigeria – 0.4%

IHS Netherlands Holdco BV 8.00%, 9/18/27(b)	225,000	202,590

Oman – 0.5%

Oryx Funding Ltd. 5.80%, 2/3/31(a)	250,000	248,696

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2024

Investments	Principal Amount	Value

Panama – 1.1%

AES Panama Generation Holdings SRL 4.38%, 5/31/30(b)	$417,390	$349,982
4.38%, 5/31/30(a)	196,419	164,697

Total Panama		514,679

Peru – 1.7%

Banco de Credito del Peru SA 5.85%, 1/11/29(a)	400,000	405,268

Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 9/18/33(a)	400,000	424,750

Total Peru		830,018

Poland – 0.8%

Canpack SA/Canpack U.S. LLC 3.13%, 11/1/25(a)	384,000	368,365

Qatar – 1.4%

Commercial Bank PSQC
4.50%, 3/3/26, (4.50% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(b)(c)(d)	400,000	369,716

Ooredoo International Finance Ltd. 2.63%, 4/8/31(a)	375,000	322,539

Total Qatar		692,255

Russia – 0.1%

Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*(a)(d)(f)	350,000	21,000

Sovcombank Via SovCom Capital DAC
7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*(a)(c)(d)(f)	300,000	26,063

Total Russia		47,063

Saudi Arabia – 2.1%

EIG Pearl Holdings SARL 4.39%, 11/30/46(b)	550,000	426,938

Saudi Arabian Oil Co. 2.25%, 11/24/30(a)	700,000	588,945

Total Saudi Arabia		1,015,883

Singapore – 0.4%

Oversea-Chinese Banking Corp. Ltd.

1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(d)	225,000	212,276

South Africa – 2.4%

Bidvest Group U.K. PLC 3.63%, 9/23/26(b)	600,000	562,578
3.63%, 9/23/26(a)	200,000	187,526

Gold Fields Orogen Holdings BVI Ltd. 5.13%, 5/15/24(b)	425,000	424,248

Total South Africa		1,174,352

South Korea – 6.6%

GS Caltex Corp. 5.38%, 8/7/28(a)	300,000	299,554

Hanwha Q Cells Americas Holdings Corp. 5.00%, 7/27/28(a)	250,000	248,906

Kookmin Bank 2.50%, 11/4/30(a)	675,000	559,072

LG Energy Solution Ltd. 5.75%, 9/25/28(a)	200,000	202,347

POSCO 4.88%, 1/23/27(a)	850,000	839,222

Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(a)(c)(d)	300,000	281,072
5.00%, 7/24/28(a)	325,000	321,599

SK Hynix, Inc. 2.38%, 1/19/31(a)	500,000	410,950

Total South Korea		3,162,722

Taiwan – 0.7%

TSMC Global Ltd. 4.63%, 7/22/32(a)	350,000	345,516

Thailand – 3.1%

Bangkok Bank PCL
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(b)(d)	700,000	623,219

GC Treasury Center Co. Ltd. 4.40%, 3/30/32(a)	640,000	581,917

Thaioil Treasury Center Co. Ltd. 4.63%, 11/20/28(b)	300,000	291,577

Total Thailand		1,496,713

Turkey – 4.4%

Akbank TAS 6.80%, 2/6/26(b)	700,000	707,154

Turkiye Sise ve Cam Fabrikalari AS 6.95%, 3/14/26(a)	300,000	301,500

WE Soda Investments Holding PLC 9.50%, 10/6/28(a)	400,000	416,800

Yapi ve Kredi Bankasi AS 9.25%, 10/16/28(a)	450,000	479,331
9.25%, 1/17/34, (9.25% fixed rate until 1/17/29; 5-year Constant Maturity Treasury Rate + 5.278% thereafter)(a)(d)	215,000	222,630

Total Turkey		2,127,415

United Arab Emirates – 4.2%

DP World Ltd. 6.85%, 7/2/37(b)	270,000	292,536

Emirates NBD Bank PJSC
6.13%, 3/20/25, (6.125% fixed rate until 3/20/25; 6-year Constant Maturity Treasury Rate + 3.656% thereafter)(b)(c)(d)	550,000	548,586

Galaxy Pipeline Assets Bidco Ltd. 1.75%, 9/30/27(b)	581,941	546,442

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2024

Investments	Principal Amount	Value
2.16%, 3/31/34(a)	$472,289	$406,877
2.94%, 9/30/40(a)	3,651	2,927

Sweihan PV Power Co. PJSC 3.63%, 1/31/49(a)	308,480	244,793

Total United Arab Emirates		2,042,161

United Kingdom – 2.1%

Anglo American Capital PLC 5.50%, 5/2/33(a)	275,000	271,884

CK Hutchison International 21 Ltd. 2.50%, 4/15/31(a)	350,000	297,610

HSBC Holdings PLC
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(d)	200,000	204,020

Standard Chartered PLC
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(d)(e)	250,000	255,525

Total United Kingdom		1,029,039

United States – 1.5%

Hyundai Capital America 5.40%, 1/8/31(a)	200,000	200,412

Sasol Financing USA LLC 8.75%, 5/3/29(a)	525,000	528,205

Total United States		728,617

Zambia – 1.0%

First Quantum Minerals Ltd. 6.88%, 10/15/27(b)	200,000	191,030
9.38%, 3/1/29(a)	300,000	312,375

Total Zambia		503,405
TOTAL CORPORATE BONDS (Cost: $45,482,307)		43,970,005

FOREIGN GOVERNMENT AGENCIES – 1.9%

India – 0.7%

Export-Import Bank of India 5.50%, 1/18/33(a)	325,000	328,152

Poland – 0.4%

Bank Gospodarstwa Krajowego 5.38%, 5/22/33(a)	200,000	198,188

South Korea – 0.4%

Korea Electric Power Corp. 3.63%, 6/14/25(a)	200,000	195,889

Turkey – 0.4%

Turkiye Ihracat Kredi Bankasi AS 9.00%, 1/28/27(a)	200,000	209,125
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $923,229)		931,354

FOREIGN GOVERNMENT OBLIGATIONS – 0.9%

Panama – 0.9%

Panama Government International Bonds 7.50%, 3/1/31	200,000	206,005
8.00%, 3/1/38	200,000	205,312
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $399,996)		411,317

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(g)
(Cost: $566,353)	566,353	566,353

TOTAL INVESTMENTS IN SECURITIES – 95.3% (Cost: $47,371,885)		45,879,029

Other Assets less Liabilities – 4.7%		2,258,461

NET ASSETS – 100.0%		$48,137,490
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)	The security has a perpetual maturity; the date displayed is the next call date.

(d)	Rate shown reflects the accrual rate as of February 29, 2024 on securities with variable or step rates.

(e)

Security, or portion thereof, was on loan at February 29, 2024 (See Note 2). At February 29, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $781,596 and the total market value of the collateral held by the Fund was $803,199. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $236,846.

(f)	Security is in default on interest payments.

(g)	Rate shown represents annualized 7-day yield as of February 29, 2024.

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	27	6/18/24	$(2,981,812)	$(8,934)
U.S. Treasury Long Bond	1	6/18/24	(119,250)	(656)
Ultra 10 Year U.S. Treasury Note	51	6/18/24	(5,822,766)	(12,922)
			$(8,923,828)	$(22,512)

Long Exposure
2 Year U.S. Treasury Note	18	6/28/24	$3,685,500	$3,509
5 Year U.S. Treasury Note	31	6/28/24	3,314,094	6,782
U.S. Treasury Ultra Long Term Bond	16	6/18/24	2,046,000	17,705
			$9,045,594	$27,996
Total – Net			$121,766	$5,484

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$43,970,005	$—	$43,970,005
Foreign Government Agencies	—	931,354	—	931,354
Foreign Government Obligations	—	411,317	—	411,317
Investment of Cash Collateral for Securities Loaned	—	566,353	—	566,353
Total Investments in Securities	$—	$45,879,029	$—	$45,879,029
Financial Derivative Instruments
Futures Contracts[1]	$27,996	$—	$—	$27,996
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(22,512)	$—	$—	$(22,512)
Total – Net	$5,484	$45,879,029	$—	$45,884,513
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2024

Investments	Principal Amount†		Value

FOREIGN GOVERNMENT OBLIGATIONS – 83.5%

Brazil – 11.8%

Brazil Letras do Tesouro Nacional
9.41%, 7/1/24, Series LTN(a)	7,220,000	BRL	$1,405,929
12.68%, 7/1/25, Series LTN(a)	8,000,000	BRL	1,422,302
12.88%, 1/1/26, Series LTN(a)	4,000,000	BRL	677,237
11.16%, 7/1/26, Series LTN(a)	6,150,000	BRL	992,335
9.98%, 7/1/27, Series LTN(a)	4,000,000	BRL	582,917

Brazil Notas do Tesouro Nacional
10.00%, 1/1/25, Series F	3,579,000	BRL	719,697
10.00%, 1/1/27, Series F	6,780,000	BRL	1,360,960
10.00%, 1/1/29, Series F	10,060,000	BRL	1,989,857
10.00%, 1/1/31, Series F	2,320,000	BRL	452,130
10.00%, 1/1/33, Series F	2,000,000	BRL	386,116

Total Brazil			9,989,480

Chile – 2.7%

Bonos de la Tesoreria de la Republica en pesos
2.50%, 3/1/25	450,000,000	CLP	452,691
4.50%, 3/1/26	225,000,000	CLP	229,396
5.00%, 10/1/28(b)	480,000,000	CLP	486,583
4.70%, 9/1/30(b)	175,000,000	CLP	172,958
7.00%, 5/1/34(b)	50,000,000	CLP	56,705
5.00%, 3/1/35	650,000,000	CLP	641,088
6.00%, 1/1/43, Series 30YR	210,000,000	CLP	231,115

Total Chile			2,270,536

China – 4.9%

China Development Bank 3.41%, 6/7/31, Series 2110	2,000,000	CNY	293,740

China Government Bonds
2.85%, 6/4/27	1,700,000	CNY	241,118
3.13%, 11/21/29, Series 1915	5,200,000	CNY	753,580
2.68%, 5/21/30	11,270,000	CNY	1,593,137
2.80%, 11/15/32	4,000,000	CNY	571,678
3.81%, 9/14/50	4,000,000	CNY	682,614

Total China			4,135,867

Colombia – 8.8%

Colombia TES
6.25%, 11/26/25, Series B	602,400,000	COP	148,327
7.50%, 8/26/26, Series B	5,104,300,000	COP	1,257,255
5.75%, 11/3/27, Series B	1,779,700,000	COP	407,879
6.00%, 4/28/28, Series B	4,422,600,000	COP	1,010,897
7.75%, 9/18/30, Series B	1,862,200,000	COP	438,986
7.00%, 3/26/31, Series B	6,800,000,000	COP	1,512,595
7.00%, 6/30/32, Series B	3,041,800,000	COP	655,097
13.25%, 2/9/33, Series B	500,000,000	COP	151,327
7.25%, 10/18/34, Series B	2,210,400,000	COP	464,613
6.25%, 7/9/36, Series B	97,700,000	COP	18,232
9.25%, 5/28/42, Series B	5,000,000,000	COP	1,139,011
7.25%, 10/26/50, Series B	1,750,000,000	COP	316,554

Total Colombia			7,520,773

Czech Republic – 2.4%

Czech Republic Government Bonds
4.34%, 12/12/24, Series 135(a)	3,750,000	CZK	154,945
1.25%, 2/14/25, Series 120	6,150,000	CZK	255,987
0.25%, 2/10/27, Series 100	5,490,000	CZK	212,956
5.75%, 3/29/29, Series 153	4,800,000	CZK	225,234
0.05%, 11/29/29, Series 130	8,550,000	CZK	299,488
1.20%, 3/13/31, Series 121	25,700,000	CZK	933,767

Total Czech Republic			2,082,377

Egypt – 0.0%

Egypt Government Bonds 14.48%, 4/6/26	200,000	EGP	5,076

Hungary – 2.0%

Hungary Government Bonds
3.00%, 6/26/24, Series 24/B	52,840,000	HUF	143,643
2.50%, 10/24/24, Series 24/C	76,130,000	HUF	203,818
1.00%, 11/26/25, Series 25/C	77,300,000	HUF	195,988
3.00%, 10/27/27, Series 27/A	240,260,000	HUF	596,980
3.00%, 8/21/30, Series 30/A	51,380,000	HUF	118,654
3.25%, 10/22/31, Series 31/A	97,870,000	HUF	222,929
2.25%, 4/20/33, Series 33/A	95,360,000	HUF	191,410

Total Hungary			1,673,422

India – 4.6%

India Government Bonds
5.15%, 11/9/25	50,000,000	INR	585,109
5.63%, 4/12/26	50,000,000	INR	588,063
7.26%, 1/14/29	50,000,000	INR	607,541
5.79%, 5/11/30	50,000,000	INR	564,415
6.10%, 7/12/31	50,000,000	INR	569,022
7.26%, 8/22/32	30,000,000	INR	365,290
7.16%, 9/20/50	50,000,000	INR	604,068

Total India			3,883,508

Indonesia – 11.6%

Indonesia Treasury Bonds
6.50%, 6/15/25, Series FR81	7,700,000,000	IDR	490,688
5.50%, 4/15/26, Series FR86	17,097,000,000	IDR	1,073,113
8.38%, 9/15/26, Series FR56	9,931,000,000	IDR	662,132
5.13%, 4/15/27, Series FR90	2,600,000,000	IDR	160,044
6.13%, 5/15/28, Series FR64	6,800,000,000	IDR	427,943
9.00%, 3/15/29, Series FR71	9,875,000,000	IDR	695,850
8.25%, 5/15/29, Series FR78	5,381,000,000	IDR	369,229
7.00%, 9/15/30, Series FR82	13,000,000,000	IDR	847,676
8.75%, 5/15/31, Series FR73	8,601,000,000	IDR	615,725
8.25%, 6/15/32, Series FR58	4,489,000,000	IDR	314,753
8.38%, 3/15/34, Series FR68	1,300,000,000	IDR	93,508
7.50%, 6/15/35, Series FR80	11,063,000,000	IDR	749,982
8.25%, 5/15/36, Series FR72	11,563,000,000	IDR	829,505
7.50%, 5/15/38, Series FR75	3,300,000,000	IDR	223,277
8.38%, 4/15/39, Series FR79	2,800,000,000	IDR	204,178
7.50%, 4/15/40, Series FR83	16,000,000,000	IDR	1,083,042
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	105,406

Perusahaan Penerbit SBSN Indonesia
4.88%, 7/15/26, Series PBS	3,500,000,000	IDR	215,004
6.38%, 3/15/34, Series PBS	4,800,000,000	IDR	296,676
6.88%, 3/15/36, Series PBS	5,800,000,000	IDR	372,137

Total Indonesia			9,829,868

Malaysia – 8.3%

Malaysia Government Bonds
3.96%, 9/15/25, Series 0115	1,340,000	MYR	284,401
3.91%, 7/15/26, Series 0119	865,000	MYR	183,977

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2024

Investments	Principal Amount†		Value
3.90%, 11/30/26, Series 0316	1,400,000	MYR	$298,113
3.90%, 11/16/27, Series 0417	4,410,000	MYR	940,122
4.50%, 4/30/29, Series 0322	2,400,000	MYR	525,609
3.89%, 8/15/29, Series 0219	1,400,000	MYR	298,150
2.63%, 4/15/31, Series 0220	2,000,000	MYR	391,226
3.83%, 7/5/34, Series 0419	485,000	MYR	101,746
4.25%, 5/31/35, Series 0415	1,880,000	MYR	407,824
4.76%, 4/7/37, Series 0317	1,832,000	MYR	416,781
3.76%, 5/22/40, Series 0519	3,000,000	MYR	612,023
4.92%, 7/6/48, Series 0518	1,100,000	MYR	256,868
4.07%, 6/15/50, Series 0120	1,315,000	MYR	271,456
4.46%, 3/31/53, Series 0123	650,000	MYR	142,612

Malaysia Government Investment Issue
4.13%, 8/15/25, Series 0118	175,000	MYR	37,267
3.73%, 3/31/26, Series 0319	2,900,000	MYR	613,683
3.42%, 9/30/27, Series 0120	500,000	MYR	104,822
3.47%, 10/15/30, Series 0220	1,980,000	MYR	408,255
3.45%, 7/15/36, Series 0121	1,125,000	MYR	224,627
4.42%, 9/30/41, Series 0221	2,400,000	MYR	525,463

Total Malaysia			7,045,025

Mexico – 3.9%

Mexico Bonos
7.75%, 11/23/34, Series M	11,239,000	MXN	596,941
10.00%, 11/20/36, Series M 30	4,237,000	MXN	264,717
8.50%, 11/18/38, Series M 30	11,809,000	MXN	653,012
7.75%, 11/13/42, Series M	15,527,000	MXN	786,817
8.00%, 11/7/47, Series M	12,400,000	MXN	636,751
8.00%, 7/31/53, Series M	7,200,000	MXN	365,238

Total Mexico			3,303,476

Peru – 4.2%

Peru Government Bonds
5.94%, 2/12/29	3,950,000	PEN	1,056,403
6.95%, 8/12/31	1,000,000	PEN	271,908
6.15%, 8/12/32	3,451,000	PEN	882,937
7.30%, 8/12/33(b)	1,286,000	PEN	352,706
5.40%, 8/12/34	965,000	PEN	228,184
6.90%, 8/12/37	1,500,000	PEN	393,165
5.35%, 8/12/40	1,780,000	PEN	396,540

Total Peru			3,581,843

Poland – 4.8%

Republic of Poland Government Bonds
0.75%, 4/25/25, Series 0425	2,135,000	PLN	510,548
2.50%, 7/25/26, Series 0726	5,785,000	PLN	1,368,763
2.50%, 7/25/27, Series 0727	3,505,000	PLN	810,085
2.75%, 10/25/29, Series 1029	3,585,000	PLN	796,187
1.25%, 10/25/30, Series 1030	1,505,000	PLN	296,178
6.00%, 10/25/33, Series 1033	1,000,000	PLN	263,377

Total Poland			4,045,138

Romania – 1.9%

Romania Government Bonds
4.75%, 2/24/25, Series 10Y	545,000	RON	117,252
4.85%, 4/22/26, Series 7Y	600,000	RON	127,646
5.80%, 7/26/27, Series 15YR	1,470,000	RON	316,399
2.50%, 10/25/27, Series 7Y	800,000	RON	154,043
4.15%, 1/26/28, Series 8Y	940,000	RON	190,777
5.00%, 2/12/29, Series 10Y	1,590,000	RON	327,559
3.65%, 9/24/31, Series 15Y	755,000	RON	138,689
4.75%, 10/11/34, Series 15Y	560,000	RON	105,542
4.25%, 4/28/36, Series 5Y	800,000	RON	141,040

Total Romania			1,618,947

South Africa – 6.6%

Republic of South Africa Government Bonds
8.00%, 1/31/30, Series 2030	10,455,000	ZAR	494,962
7.00%, 2/28/31, Series R213	10,267,000	ZAR	441,614
8.25%, 3/31/32, Series 2032	10,095,000	ZAR	450,871
8.88%, 2/28/35, Series 2035	18,810,000	ZAR	813,437
6.25%, 3/31/36, Series R209	7,021,600	ZAR	237,180
8.50%, 1/31/37, Series 2037	22,450,000	ZAR	899,346
9.00%, 1/31/40, Series 2040	22,300,000	ZAR	892,523
6.50%, 2/28/41, Series R214	4,005,000	ZAR	124,114
8.75%, 1/31/44, Series 2044	18,965,000	ZAR	719,946
8.75%, 2/28/48, Series 2048	15,120,000	ZAR	569,569

Total South Africa			5,643,562

Thailand – 4.4%

Thailand Government Bonds
0.75%, 6/17/24	3,025,000	THB	83,961
1.45%, 12/17/24	25,770,000	THB	713,766
3.85%, 12/12/25	5,480,000	THB	157,197
2.88%, 12/17/28	6,752,000	THB	193,606
4.88%, 6/22/29	10,067,000	THB	317,097
1.60%, 12/17/29	15,245,000	THB	409,079
3.65%, 6/20/31	9,000,000	THB	272,030
2.00%, 12/17/31	14,250,000	THB	385,550
1.60%, 6/17/35	6,130,000	THB	154,620
3.40%, 6/17/36	13,952,000	THB	416,041
3.30%, 6/17/38	12,522,000	THB	369,402
2.88%, 6/17/46	9,985,000	THB	270,109

Total Thailand			3,742,458

Turkey – 0.6%

Turkiye Government Bonds
9.00%, 7/24/24	733,000	TRY	21,213
8.00%, 3/12/25	4,657,000	TRY	111,802
12.60%, 10/1/25	3,815,000	TRY	84,744
10.60%, 2/11/26	2,290,000	TRY	47,751
11.00%, 2/24/27	7,106,000	TRY	141,575
10.50%, 8/11/27	5,410,000	TRY	106,399
11.70%, 11/13/30	2,305,000	TRY	45,923

Total Turkey			559,407
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $79,879,993)			70,930,763

SUPRANATIONAL BONDS – 7.7%

European Investment Bank
7.75%, 1/30/25	9,850,000	MXN	559,134
8.00%, 5/5/27(b)	15,815,000	ZAR	815,078

Inter-American Development Bank 7.50%, 12/5/24	890,000	MXN	51,096

International Bank for Reconstruction & Development
8.25%, 12/21/26	11,175,000	ZAR	579,516
6.88%, 2/9/29	10,000,000	MXN	539,595
7.07%, 6/26/29	16,000,000	MXN	864,122

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2024

Investments	Principal Amount†		Value

International Finance Corp.
7.00%, 7/20/27	27,980,000	MXN	$1,531,264
7.50%, 1/18/28	19,700,000	MXN	1,095,323
7.75%, 1/18/30	10,000,000	MXN	556,910
TOTAL SUPRANATIONAL BONDS (Cost: $6,407,450)			6,592,038

REPURCHASE AGREEMENT – 5.4%

United States – 5.4%

Citigroup, Inc., tri-party repurchase agreement dated 2/29/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.30% due 3/1/24; Proceeds at maturity – $4,570,673 (fully collateralized by Fannie Mae, 6.50% due 7/1/53, Freddie Mac, 5.50% – 6.00% due 7/1/53; Market value including accrued interest – $4,798,949)

(Cost: $4,570,000)	4,570,000		4,570,000

TOTAL INVESTMENTS IN SECURITIES – 96.6% (Cost: $90,857,443)			82,092,801

Other Assets less Liabilities – 3.4%			2,847,091

NET ASSETS – 100.0%			$84,939,892
†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 29, 2024.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	3/1/2024	332,714	USD	2,400,000	CNH	$—	$(377)
Bank of America NA	3/15/2024	13,000,000	MXN	752,096	USD	8,281	—
Bank of America NA	3/15/2024	20,000,000	TRY	631,868	USD	880	—
Barclays Bank PLC	3/15/2024	8,000,000	CNY	1,123,990	USD	2,453	—
Barclays Bank PLC	3/15/2024	2,798,000	MYR	599,593	USD	—	(11,067)
Citibank NA	3/15/2024	240,246	USD	20,000,000	INR	—	(859)
Goldman Sachs	3/15/2024	18,150,000	MXN	1,028,519	USD	33,085	—
HSBC Holdings PLC	3/15/2024	566,000,000	CLP	640,851	USD	—	(55,911)
HSBC Holdings PLC	3/15/2024	16,100,000	CNY	2,269,843	USD	—	(2,876)
HSBC Holdings PLC	3/15/2024	1,700,000	CNY	239,605	USD	—	(236)
HSBC Holdings PLC	3/15/2024	4,750,000	INR	57,061	USD	201	—
HSBC Holdings PLC	3/15/2024	4,000,000	TRY	126,734	USD	—	(184)
HSBC Holdings PLC	3/15/2024	564,653	USD	4,000,000	CNY	1,431	—
HSBC Holdings PLC	3/15/2024	655,890	USD	11,400,000	MXN	—	(10,903)
Morgan Stanley & Co. International	3/15/2024	20,000,000	MXN	1,168,273	USD	1,539	—
Royal Bank of Canada	3/15/2024	2,400,000	CNY	337,767	USD	166	—
Royal Bank of Canada	3/15/2024	465,608	USD	2,200,000	MYR	2,865	—
State Street Bank and Trust	3/1/2024	43,443	USD	834,694	ZAR	—	(67)
						$50,901	$(82,480)

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$70,930,763	$—	$70,930,763
Supranational Bonds	—	6,592,038	—	6,592,038
Repurchase Agreement	—	4,570,000	—	4,570,000
Total Investments in Securities	$—	$82,092,801	$—	$82,092,801

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$50,901	$—	$50,901
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(82,480)	$—	$(82,480)
Total – Net	$—	$82,061,222	$—	$82,061,222
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

February 29, 2024

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 99.6%

U.S. Treasury Notes – 99.6%

U.S. Treasury Floating Rate Notes
5.50%, 4/30/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	$4,302,578,000	$4,303,988,729
5.45%, 7/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.13%)*	4,550,939,000	4,549,167,593
5.50%, 10/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	4,938,710,000	4,939,359,144
5.57%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.25%)*	3,545,462,000	3,549,434,371

TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $17,338,256,386)		17,341,949,837

Other Assets less Liabilities – 0.4%		77,415,036

NET ASSETS – 100.0%		$17,419,364,873
*	Floating rate note. Coupon shown is in effect at February 29, 2024. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments in Securities
U.S. Government Obligations	$—	$17,341,949,837	$—	$17,341,949,837
Total Investments in Securities	$—	$17,341,949,837	$—	$17,341,949,837

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2024

Investments	Principal Amount	Value

CORPORATE BONDS – 96.4%

Canada – 0.8%

Open Text Holdings, Inc. 4.13%, 2/15/30(a)	$554,000	$489,980
4.13%, 12/1/31(a)(b)	273,000	233,996

Primo Water Holdings, Inc. 4.38%, 4/30/29(a)	381,000	346,188

Ritchie Bros Holdings, Inc. 6.75%, 3/15/28(a)	199,000	203,812

Total Canada		1,273,976

United States – 95.6%

Ball Corp. 2.88%, 8/15/30	501,000	424,297

ACCO Brands Corp. 4.25%, 3/15/29(a)	255,000	226,241

AdaptHealth LLC 4.63%, 8/1/29(a)	597,000	497,594

Adient Global Holdings Ltd. 4.88%, 8/15/26(a)	200,000	194,118
8.25%, 4/15/31(a)(b)	400,000	421,644

ADT Security Corp. 4.88%, 7/15/32(a)	701,000	635,982

Advanced Drainage Systems, Inc. 6.38%, 6/15/30(a)	130,000	130,607

AECOM 5.13%, 3/15/27	138,000	135,288

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 3/15/26(a)	60,000	57,080
4.88%, 2/15/30(a)	678,000	637,191

Allegiant Travel Co. 7.25%, 8/15/27(a)	2,000	1,955

Allison Transmission, Inc. 5.88%, 6/1/29(a)	480,000	474,274

Ally Financial, Inc. 5.75%, 11/20/25(b)	300,000	298,584
6.70%, 2/14/33	290,000	286,027

AMC Networks, Inc. 4.75%, 8/1/25	927,000	884,840

American Axle & Manufacturing, Inc. 5.00%, 10/1/29	554,000	480,955

AMN Healthcare, Inc. 4.63%, 10/1/27(a)(b)	40,000	37,663

Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 3/1/27(a)	378,000	370,164
5.75%, 1/15/28(a)	295,000	289,383

Antero Resources Corp. 7.63%, 2/1/29(a)	36,000	37,113
5.38%, 3/1/30(a)	130,000	124,097

Apache Corp. 4.25%, 1/15/30	25,000	22,992
5.10%, 9/1/40	29,000	24,282
4.75%, 4/15/43(b)	16,000	12,323

Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	190,000	157,901

APX Group, Inc. 5.75%, 7/15/29(a)	483,000	459,546

Aramark Services, Inc. 5.00%, 4/1/25(a)	66,000	65,615
5.00%, 2/1/28(a)	63,000	60,510

Archrock Partners LP/Archrock Partners Finance Corp. 6.88%, 4/1/27(a)	75,000	75,067
6.25%, 4/1/28(a)	480,000	470,189

Asbury Automotive Group, Inc. 4.63%, 11/15/29(a)	396,000	361,140
5.00%, 2/15/32(a)	418,000	372,797

ASGN, Inc. 4.63%, 5/15/28(a)	149,000	139,880

Avantor Funding, Inc. 4.63%, 7/15/28(a)	634,000	598,756

Avient Corp. 5.75%, 5/15/25(a)	104,000	103,534
7.13%, 8/1/30(a)	75,000	76,772

Axalta Coating Systems LLC 3.38%, 2/15/29(a)	86,000	76,575

Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(a)	400,000	387,060

B&G Foods, Inc. 5.25%, 4/1/25(b)	245,000	244,265
5.25%, 9/15/27(b)	369,000	343,583

Bath & Body Works, Inc. 5.25%, 2/1/28	257,000	249,876
6.63%, 10/1/30(a)(b)	287,000	289,069

Beacon Roofing Supply, Inc. 6.50%, 8/1/30(a)	90,000	90,628

BellRing Brands, Inc. 7.00%, 3/15/30(a)	191,000	195,221

Berry Global, Inc. 4.88%, 7/15/26(a)	50,000	48,896

Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/29(a)	36,000	36,338

Black Knight InfoServ LLC 3.63%, 9/1/28(a)	53,000	49,914

Block, Inc. 3.50%, 6/1/31	30,000	25,631

Boyd Gaming Corp. 4.75%, 12/1/27	291,000	280,349
4.75%, 6/15/31(a)	240,000	218,441

Brink’s Co. 4.63%, 10/15/27(a)	81,000	76,597

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 5.75%, 5/15/26(a)	456,000	440,560
4.50%, 4/1/27(a)	488,000	430,270

Builders FirstSource, Inc. 4.25%, 2/1/32(a)	220,000	193,992
6.38%, 6/15/32(a)	659,000	660,054

Cable One, Inc. 4.00%, 11/15/30(a)(b)	470,000	355,282

Caesars Entertainment, Inc. 8.13%, 7/1/27(a)	180,000	184,817
4.63%, 10/15/29(a)(b)	610,000	557,436
7.00%, 2/15/30(a)	385,000	394,871

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2024

Investments	Principal Amount	Value

Callon Petroleum Co. 8.00%, 8/1/28(a)	$203,000	$212,155

CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 5/1/27(a)	50,000	47,320
4.75%, 3/1/30(a)	1,280,000	1,090,010
4.50%, 8/15/30(a)	1,147,000	952,824
4.25%, 1/15/34(a)	870,000	651,456

CDW LLC/CDW Finance Corp. 4.25%, 4/1/28	431,000	410,726
3.25%, 2/15/29	204,000	181,970

Centene Corp. 4.25%, 12/15/27	278,000	265,140
4.63%, 12/15/29	1,134,000	1,074,590
3.00%, 10/15/30	447,000	382,127
2.50%, 3/1/31	442,000	362,542

Central Garden & Pet Co. 4.13%, 10/15/30(b)	248,000	220,690

Century Communities, Inc. 3.88%, 8/15/29(a)	369,000	326,030

Charles River Laboratories International, Inc. 4.00%, 3/15/31(a)	317,000	279,657

Chart Industries, Inc. 7.50%, 1/1/30(a)	265,000	273,732
9.50%, 1/1/31(a)	160,000	171,989

Charter Communications Operating LLC/Charter Communications Operating Capital 3.70%, 4/1/51	310,000	188,130
3.85%, 4/1/61	273,000	158,528

Chemours Co. 5.38%, 5/15/27(b)	336,000	309,493
5.75%, 11/15/28(a)	269,000	236,287

Cheniere Energy Partners LP 4.50%, 10/1/29	303,000	284,162
4.00%, 3/1/31	455,000	406,547

Cheniere Energy, Inc. 4.63%, 10/15/28	144,000	138,361

Chesapeake Energy Corp. 5.88%, 2/1/29(a)	175,000	173,084
6.75%, 4/15/29(a)	160,000	160,798

CHS/Community Health Systems, Inc. 8.00%, 3/15/26(a)	10,000	9,913
5.63%, 3/15/27(a)	747,000	683,931
8.00%, 12/15/27(a)	484,000	465,163
6.88%, 4/15/29(a)	705,000	455,846
6.13%, 4/1/30(a)	85,000	52,614
5.25%, 5/15/30(a)	582,000	465,099
4.75%, 2/15/31(a)	1,503,000	1,145,692

Churchill Downs, Inc. 5.50%, 4/1/27(a)	335,000	329,174
4.75%, 1/15/28(a)	310,000	293,362
5.75%, 4/1/30(a)	565,000	543,457

Cinemark USA, Inc. 5.25%, 7/15/28(a)(b)	450,000	421,430

Civitas Resources, Inc. 8.38%, 7/1/28(a)	785,000	822,146
8.63%, 11/1/30(a)	590,000	632,238
8.75%, 7/1/31(a)	775,000	825,483

Clarivate Science Holdings Corp. 3.88%, 7/1/28(a)	20,000	18,277
4.88%, 7/1/29(a)	609,000	553,021

Clean Harbors, Inc. 4.88%, 7/15/27(a)	9,000	8,715

Clearway Energy Operating LLC 4.75%, 3/15/28(a)	70,000	65,595
3.75%, 2/15/31(a)	232,000	195,843

Cleveland-Cliffs, Inc. 6.75%, 3/15/26(a)	53,000	53,485
4.63%, 3/1/29(a)(b)	154,000	142,738
6.75%, 4/15/30(a)	330,000	328,017

CNX Resources Corp. 7.25%, 3/14/27(a)(b)	411,000	418,945
7.38%, 1/15/31(a)	216,000	218,037

Cogent Communications Group, Inc. 3.50%, 5/1/26(a)	93,000	88,881

Coherent Corp. 5.00%, 12/15/29(a)	418,000	390,124

Coinbase Global, Inc. 3.38%, 10/1/28(a)	905,000	763,639

CommScope, Inc. 6.00%, 3/1/26(a)	704,000	634,466
4.75%, 9/1/29(a)	650,000	445,952

Compass Minerals International, Inc. 6.75%, 12/1/27(a)	179,000	175,279

Comstock Resources, Inc. 6.75%, 3/1/29(a)	1,035,000	955,553
5.88%, 1/15/30(a)	464,000	406,107

Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(a)	422,000	387,658

Consensus Cloud Solutions, Inc. 6.50%, 10/15/28(a)(b)	186,000	166,412

CoreCivic, Inc. 8.25%, 4/15/26	306,000	313,115

CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/31(a)	560,000	522,497

Crescent Energy Finance LLC 7.25%, 5/1/26(a)	1,020,000	1,017,368

Crowdstrike Holdings, Inc. 3.00%, 2/15/29	85,000	75,094

Crown Americas LLC 5.25%, 4/1/30	105,000	101,225

CSC Holdings LLC 5.50%, 4/15/27(a)	659,000	592,256
5.38%, 2/1/28(a)	340,000	296,823
7.50%, 4/1/28(a)	163,000	116,056
6.50%, 2/1/29(a)	600,000	523,554
5.75%, 1/15/30(a)	862,000	507,804
4.63%, 12/1/30(a)	1,290,000	720,272
3.38%, 2/15/31(a)	410,000	289,735

Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)(b)	186,000	183,602

CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	221,000	209,851

Darling Ingredients, Inc. 6.00%, 6/15/30(a)	197,000	194,264

DaVita, Inc. 4.63%, 6/1/30(a)	445,000	391,983
3.75%, 2/15/31(a)	1,621,000	1,331,651

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2024

Investments	Principal Amount	Value

Delta Air Lines, Inc. 7.38%, 1/15/26	$145,000	$149,781

DISH DBS Corp. 5.88%, 11/15/24(b)	1,380,000	1,305,452
7.75%, 7/1/26	1,495,000	942,209
5.25%, 12/1/26(a)	583,000	466,406

DISH Network Corp. 11.75%, 11/15/27(a)	350,000	365,407

DT Midstream, Inc. 4.38%, 6/15/31(a)	700,000	631,309

Dycom Industries, Inc. 4.50%, 4/15/29(a)	86,000	79,699

Edgewell Personal Care Co. 5.50%, 6/1/28(a)	286,000	279,473
4.13%, 4/1/29(a)	155,000	141,391

Elanco Animal Health, Inc. 6.65%, 8/28/28(b)	244,000	247,365

Elastic NV 4.13%, 7/15/29(a)	185,000	166,565

Element Solutions, Inc. 3.88%, 9/1/28(a)	291,000	264,202

Encompass Health Corp. 4.50%, 2/1/28	230,000	217,787
4.75%, 2/1/30	181,000	168,073

Energizer Holdings, Inc. 4.75%, 6/15/28(a)	260,000	238,755
4.38%, 3/31/29(a)	666,000	590,302

EnLink Midstream LLC 5.63%, 1/15/28(a)	155,000	152,785
6.50%, 9/1/30(a)	424,000	434,939

Entegris, Inc. 5.95%, 6/15/30(a)	237,000	232,582

EQM Midstream Partners LP 6.50%, 7/1/27(a)	868,000	877,175
5.50%, 7/15/28	146,000	143,333
4.50%, 1/15/29(a)	315,000	295,086
4.75%, 1/15/31(a)	416,000	387,304
6.50%, 7/15/48	279,000	283,408

Fair Isaac Corp. 4.00%, 6/15/28(a)	130,000	120,951

Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/29(a)	552,000	524,886

FirstCash, Inc. 4.63%, 9/1/28(a)	107,000	99,097
5.63%, 1/1/30(a)	68,000	64,495

Ford Holdings LLC 9.30%, 3/1/30	633,000	729,349

Ford Motor Co. 9.63%, 4/22/30(b)	346,000	404,716
3.25%, 2/12/32	332,000	272,688
5.29%, 12/8/46	498,000	431,487

Ford Motor Credit Co. LLC 4.54%, 8/1/26	180,000	174,537
2.70%, 8/10/26	200,000	185,768
4.95%, 5/28/27	500,000	486,265
5.11%, 5/3/29	478,000	460,897
4.00%, 11/13/30	250,000	221,193

Freeport-McMoRan, Inc. 4.55%, 11/14/24	135,000	133,844
4.63%, 8/1/30	308,000	293,968

Gap, Inc. 3.63%, 10/1/29(a)	512,000	433,172
3.88%, 10/1/31(a)	319,000	257,347

Gen Digital, Inc. 6.75%, 9/30/27(a)	445,000	447,995

Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 2/1/28	981,000	981,942
8.88%, 4/15/30	250,000	259,655

Glatfelter Corp. 4.75%, 11/15/29(a)	242,000	203,887

Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	413,000	364,836

GLP Capital LP/GLP Financing II, Inc. 5.30%, 1/15/29	252,000	244,916
4.00%, 1/15/31	418,000	368,944

Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/29(a)	193,000	172,202

Goodyear Tire & Rubber Co. 5.00%, 5/31/26(b)	143,000	139,609
4.88%, 3/15/27(b)	525,000	504,499
5.25%, 7/15/31(b)	669,000	604,181

GrafTech Finance, Inc. 4.63%, 12/15/28(a)	223,000	146,935

Graham Packaging Co., Inc. 7.13%, 8/15/28(a)	353,000	313,115

Gray Television, Inc. 5.88%, 7/15/26(a)	549,000	521,583
7.00%, 5/15/27(a)(b)	1,132,000	1,023,713
5.38%, 11/15/31(a)(b)	100,000	64,816

Griffon Corp. 5.75%, 3/1/28	611,000	592,334

Group 1 Automotive, Inc. 4.00%, 8/15/28(a)	310,000	283,511

Gulfport Energy Corp. 8.00%, 5/17/26	210,000	213,906

Hanesbrands, Inc. 4.88%, 5/15/26(a)(b)	365,000	352,911
9.00%, 2/15/31(a)	150,000	150,539

HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/26(a)	290,000	272,211

HealthEquity, Inc. 4.50%, 10/1/29(a)	165,000	151,925

Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/25(a)	265,000	258,327

Hess Midstream Operations LP 5.13%, 6/15/28(a)	125,000	120,238
4.25%, 2/15/30(a)	220,000	200,490

Hilton Domestic Operating Co., Inc. 4.88%, 1/15/30	477,000	454,137
3.63%, 2/15/32(a)	656,000	560,880

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2024

Investments	Principal Amount	Value

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 5.00%, 6/1/29(a)	$512,000	$475,699
4.88%, 7/1/31(a)	245,000	216,614

HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/29(a)(b)	476,000	340,397

Hologic, Inc. 3.25%, 2/15/29(a)	162,000	144,658

Howmet Aerospace, Inc. 3.00%, 1/15/29	90,000	80,735

Hughes Satellite Systems Corp. 5.25%, 8/1/26	393,000	337,583
6.63%, 8/1/26(b)	509,000	337,533

iHeartCommunications, Inc. 5.25%, 8/15/27(a)	323,924	240,514
4.75%, 1/15/28(a)	255,000	183,707

Ingevity Corp. 3.88%, 11/1/28(a)	185,000	163,409

IQVIA, Inc. 5.00%, 5/15/27(a)	250,000	243,580

Iron Mountain, Inc. 4.88%, 9/15/27(a)	337,000	323,749
5.25%, 3/15/28(a)	272,000	262,333
5.25%, 7/15/30(a)	435,000	407,517
4.50%, 2/15/31(a)	788,000	698,412

Kaiser Aluminum Corp. 4.63%, 3/1/28(a)	280,000	258,824
4.50%, 6/1/31(a)	421,000	360,658

Kinetik Holdings LP 5.88%, 6/15/30(a)	375,000	365,955

Kohl’s Corp. 4.63%, 5/1/31	405,000	320,618

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/27(a)	597,000	551,568
4.75%, 6/15/29(a)	168,000	150,886

Lamar Media Corp. 3.63%, 1/15/31	326,000	281,895

Lamb Weston Holdings, Inc. 4.88%, 5/15/28(a)	63,000	61,091
4.13%, 1/31/30(a)	388,000	351,695

Level 3 Financing, Inc. 3.40%, 3/1/27(a)	90,000	72,785
10.50%, 5/15/30(a)(b)	789,000	813,159

Levi Strauss & Co. 3.50%, 3/1/31(a)(b)	150,000	130,148

Light & Wonder International, Inc. 7.00%, 5/15/28(a)	153,000	154,005
7.50%, 9/1/31(a)	145,000	151,274

Lithia Motors, Inc. 3.88%, 6/1/29(a)	215,000	192,004
4.38%, 1/15/31(a)	414,000	367,562

Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)	356,000	341,080

LSB Industries, Inc. 6.25%, 10/15/28(a)	472,000	447,862

Lumen Technologies, Inc. 5.13%, 12/15/26(a)(b)	34,000	22,485

Macy’s Retail Holdings LLC 5.88%, 4/1/29(a)	241,000	232,377

Marriott Ownership Resorts, Inc. 4.50%, 6/15/29(a)(b)	279,000	253,259

Masonite International Corp. 5.38%, 2/1/28(a)	103,000	103,186

Matador Resources Co. 5.88%, 9/15/26(b)	155,000	153,603
6.88%, 4/15/28(a)	150,000	153,132

Match Group Holdings II LLC 4.63%, 6/1/28(a)	50,000	47,054

Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/28(a)	320,000	334,512

MGIC Investment Corp. 5.25%, 8/15/28	67,000	64,848

MGM Resorts International 5.50%, 4/15/27	645,000	634,222

Michaels Cos., Inc. 5.25%, 5/1/28(a)	505,000	392,531

MicroStrategy, Inc. 6.13%, 6/15/28(a)	216,000	209,295

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	410,000	376,372

ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(a)(b)	487,000	359,435

Molina Healthcare, Inc. 3.88%, 11/15/30(a)	610,000	535,867

Moog, Inc. 4.25%, 12/15/27(a)	137,000	128,495

Moss Creek Resources Holdings, Inc. 7.50%, 1/15/26(a)	560,000	557,984

MPH Acquisition Holdings LLC 5.50%, 9/1/28(a)	539,000	470,940
5.75%, 11/1/28(a)	886,000	707,595

MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 8/1/26(b)	448,000	399,069
5.00%, 10/15/27(b)	909,000	743,380
4.63%, 8/1/29	592,000	441,602

Murphy Oil USA, Inc. 4.75%, 9/15/29	201,000	189,348
3.75%, 2/15/31(a)	126,000	108,132

Nabors Industries, Inc. 7.38%, 5/15/27(a)	715,000	712,805

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/27(a)	760,000	748,114
5.13%, 12/15/30(a)	452,000	405,254

Navient Corp. 5.00%, 3/15/27	265,000	251,747
4.88%, 3/15/28	559,000	510,680
5.50%, 3/15/29(b)	445,000	403,931
9.38%, 7/25/30	250,000	261,508
11.50%, 3/15/31	348,000	381,144

NCR Atleos Corp. 9.50%, 4/1/29(a)	884,000	939,701

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2024

Investments	Principal Amount	Value

NCR Voyix Corp. 5.13%, 4/15/29(a)	$757,000	$701,202

Newell Brands, Inc. 5.20%, 4/1/26	1,000,000	972,010
6.63%, 9/15/29(b)	510,000	489,151
6.50%, 4/1/46	14,000	11,201

News Corp. 3.88%, 5/15/29(a)	191,000	173,472
5.13%, 2/15/32(a)	225,000	209,707

Nexstar Media, Inc. 5.63%, 7/15/27(a)	690,000	654,500
4.75%, 11/1/28(a)	684,000	608,794

Nordstrom, Inc. 5.00%, 1/15/44	441,000	315,324

NRG Energy, Inc. 5.25%, 6/15/29(a)	753,000	714,823
3.63%, 2/15/31(a)	605,000	509,295
3.88%, 2/15/32(a)	487,000	409,548

NuStar Logistics LP 6.00%, 6/1/26	125,000	124,066
5.63%, 4/28/27	244,000	241,550
6.38%, 10/1/30	255,000	256,199

Occidental Petroleum Corp. 2.90%, 8/15/24	90,000	88,802
3.50%, 6/15/25	277,000	269,995
5.88%, 9/1/25	169,000	169,588
6.45%, 9/15/36	473,000	499,365
4.40%, 8/15/49	954,000	720,508

Olin Corp. 5.13%, 9/15/27	113,000	109,709
5.63%, 8/1/29	31,000	30,413
5.00%, 2/1/30(b)	281,000	263,890

ON Semiconductor Corp. 3.88%, 9/1/28(a)	216,000	197,951

OneMain Finance Corp. 6.88%, 3/15/25	337,000	340,582
7.13%, 3/15/26(b)	884,000	898,860
6.63%, 1/15/28	329,000	327,661
5.38%, 11/15/29	577,000	536,154
4.00%, 9/15/30(b)	583,000	491,924

Option Care Health, Inc. 4.38%, 10/31/29(a)	190,000	173,622

Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/28(a)	940,000	860,777
5.13%, 4/30/31(a)	1,100,000	942,568

Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 8/15/27(a)(b)	41,000	39,517
4.25%, 1/15/29(a)	167,000	150,165
4.63%, 3/15/30(a)	500,000	446,405

Owens & Minor, Inc. 4.50%, 3/31/29(a)(b)	100,000	89,460
6.63%, 4/1/30(a)(b)	361,000	349,343

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/27(a)(b)	288,000	288,037
7.25%, 5/15/31(a)	270,000	273,656

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/28(a)	273,000	254,433

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/27(a)(b)	321,000	299,393

Paramount Global
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	810,000	703,590

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/25(a)	309,000	310,805
5.88%, 10/1/28(a)	42,000	40,987
4.88%, 5/15/29(a)	155,000	143,284

PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/28	331,000	322,851
7.88%, 9/15/30(a)	220,000	225,346

Penske Automotive Group, Inc. 3.50%, 9/1/25	20,000	19,422
3.75%, 6/15/29	70,000	62,157

Performance Food Group, Inc. 5.50%, 10/15/27(a)	266,000	260,861
4.25%, 8/1/29(a)	292,000	265,305

Permian Resources Operating LLC 8.00%, 4/15/27(a)	447,000	461,554
5.88%, 7/1/29(a)	300,000	293,508
7.00%, 1/15/32(a)	165,000	169,818

Pilgrim’s Pride Corp. 4.25%, 4/15/31	320,000	286,227
3.50%, 3/1/32	530,000	443,154
6.25%, 7/1/33	495,000	501,341

Post Holdings, Inc. 5.50%, 12/15/29(a)	105,000	100,472
4.63%, 4/15/30(a)	1,624,000	1,478,278
4.50%, 9/15/31(a)	162,000	144,282

PRA Health Sciences, Inc. 2.88%, 7/15/26(a)	200,000	185,360

Prestige Brands, Inc. 3.75%, 4/1/31(a)	239,000	206,795

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 4/15/24(a)	66,000	65,952
5.75%, 4/15/26(a)	541,000	537,462
3.38%, 8/31/27(a)	307,000	281,488
6.25%, 1/15/28(a)	209,000	206,417

PROG Holdings, Inc. 6.00%, 11/15/29(a)	312,000	287,130

PTC, Inc. 4.00%, 2/15/28(a)	87,000	81,196

Qorvo, Inc. 4.38%, 10/15/29(b)	266,000	247,713

QVC, Inc. 4.85%, 4/1/24	325,000	325,000

Range Resources Corp. 8.25%, 1/15/29	37,000	38,624
4.75%, 2/15/30(a)(b)	150,000	139,521

Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/29(a)(b)	845,000	629,525

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2024

Investments	Principal Amount	Value

Regal Rexnord Corp. 6.05%, 4/15/28(a)	$680,000	$684,270
6.30%, 2/15/30(a)	615,000	626,322
6.40%, 4/15/33(a)	215,000	220,842

RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/27	128,000	122,463

Rithm Capital Corp. 6.25%, 10/15/25(a)	278,000	274,558

RLJ Lodging Trust LP 3.75%, 7/1/26(a)	7,000	6,606
4.00%, 9/15/29(a)	162,000	141,499

ROBLOX Corp. 3.88%, 5/1/30(a)	200,000	175,344

Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	74,000	67,474

Sabra Health Care LP 5.13%, 8/15/26	30,000	29,461
3.20%, 12/1/31	174,000	141,539

Scripps Escrow II, Inc. 3.88%, 1/15/29(a)	450,000	354,488

Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/28(a)	155,000	154,811

SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(a)	253,000	236,135

Select Medical Corp. 6.25%, 8/15/26(a)	341,000	340,526

Sensata Technologies BV 4.00%, 4/15/29(a)	393,000	357,174

Sensata Technologies, Inc. 3.75%, 2/15/31(a)	283,000	242,290

Service Corp. International 4.63%, 12/15/27	7,000	6,727
3.38%, 8/15/30	638,000	548,342

Service Properties Trust 7.50%, 9/15/25	511,000	518,236
8.63%, 11/15/31(a)	75,000	79,440

Silgan Holdings, Inc. 4.13%, 2/1/28	40,000	37,536

Sinclair Television Group, Inc. 5.50%, 3/1/30(a)	727,000	526,908
4.13%, 12/1/30(a)	135,000	97,488

Sirius XM Radio, Inc. 4.00%, 7/15/28(a)	415,000	374,305
5.50%, 7/1/29(a)	1,717,000	1,625,724
4.13%, 7/1/30(a)	1,249,000	1,079,673

Six Flags Entertainment Corp. 7.25%, 5/15/31(a)(b)	465,000	468,446

Skyworks Solutions, Inc. 1.80%, 6/1/26	20,000	18,506
3.00%, 6/1/31	189,000	158,667

Sonic Automotive, Inc. 4.63%, 11/15/29(a)	313,000	277,218
4.88%, 11/15/31(a)(b)	371,000	319,386

Southwestern Energy Co. 5.38%, 3/15/30	400,000	383,420
4.75%, 2/1/32	500,000	454,555

Spectrum Brands, Inc. 3.88%, 3/15/31(a)(b)	100,000	95,074

SS&C Technologies, Inc. 5.50%, 9/30/27(a)	426,000	415,094

Stagwell Global LLC 5.63%, 8/15/29(a)	532,000	475,172

Starwood Property Trust, Inc. 4.38%, 1/15/27(a)	188,000	176,500

Station Casinos LLC 4.50%, 2/15/28(a)	94,000	88,131
4.63%, 12/1/31(a)	403,000	358,513

Stericycle, Inc. 3.88%, 1/15/29(a)	85,000	76,883

Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/31(a)	330,000	297,591

Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/29(a)	285,000	275,461

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/26(a)(c)	510,000	507,455

SunCoke Energy, Inc. 4.88%, 6/30/29(a)	275,000	247,258

Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/29	317,000	293,707
4.50%, 4/30/30(b)	126,000	115,043

Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	494,000	466,939

TEGNA, Inc. 4.63%, 3/15/28	1,072,000	969,603

Teleflex, Inc. 4.25%, 6/1/28(a)	114,000	106,885

Tempur Sealy International, Inc. 4.00%, 4/15/29(a)(b)	595,000	534,239
3.88%, 10/15/31(a)	310,000	258,596

Tenet Healthcare Corp. 6.13%, 10/1/28	1,025,000	1,014,227
4.38%, 1/15/30	100,000	91,701
6.13%, 6/15/30	1,350,000	1,339,065
6.75%, 5/15/31(a)	180,000	182,185

Tenneco, Inc. 8.00%, 11/17/28(a)	1,110,000	1,012,775

Terex Corp. 5.00%, 5/15/29(a)	183,000	171,621

TerraForm Power Operating LLC 4.75%, 1/15/30(a)	513,000	465,804

Thor Industries, Inc. 4.00%, 10/15/29(a)	237,000	210,101

TopBuild Corp. 4.13%, 2/15/32(a)	160,000	141,374

Townsquare Media, Inc. 6.88%, 2/1/26(a)	440,000	426,109

TransDigm, Inc. 6.75%, 8/15/28(a)	495,000	501,489
4.63%, 1/15/29	420,000	385,631
4.88%, 5/1/29	849,000	780,622

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2024

Investments	Principal Amount	Value

Transocean, Inc. 8.75%, 2/15/30(a)	$2,700	$2,783

Travel & Leisure Co. 6.63%, 7/31/26(a)	343,000	346,986

TreeHouse Foods, Inc. 4.00%, 9/1/28(b)	282,000	250,128

TriNet Group, Inc. 3.50%, 3/1/29(a)	197,000	175,501

Tronox, Inc. 4.63%, 3/15/29(a)	809,000	717,308

TTM Technologies, Inc. 4.00%, 3/1/29(a)	189,000	169,919

U.S. Foods, Inc. 6.88%, 9/15/28(a)	180,000	183,479
4.75%, 2/15/29(a)	338,000	317,467
4.63%, 6/1/30(a)	235,000	215,596

United Natural Foods, Inc. 6.75%, 10/15/28(a)	314,000	261,669

United Rentals North America, Inc. 5.50%, 5/15/27	191,000	190,119
3.88%, 11/15/27	405,000	382,041
4.88%, 1/15/28	101,000	97,587
3.88%, 2/15/31	200,000	177,570

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/30(a)	672,000	491,340

Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/28(a)	1,040,000	1,076,993
6.50%, 2/15/29(a)	162,000	125,493

Urban One, Inc. 7.38%, 2/1/28(a)	635,000	547,567

USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 4/1/26	546,000	545,623
6.88%, 9/1/27	66,000	65,778

Valvoline, Inc. 3.63%, 6/15/31(a)	208,000	176,652

Vector Group Ltd. 5.75%, 2/1/29(a)	346,000	318,092

VeriSign, Inc. 5.25%, 4/1/25	1,000	996

VICI Properties LP 5.13%, 5/15/32	265,000	249,068

VICI Properties LP/VICI Note Co., Inc. 5.75%, 2/1/27(a)	430,000	428,633

Victoria’s Secret & Co. 4.63%, 7/15/29(a)(b)	269,000	227,195

Vista Outdoor, Inc. 4.50%, 3/15/29(a)	275,000	272,544

Vistra Operations Co. LLC 5.63%, 2/15/27(a)	116,000	113,235
5.00%, 7/31/27(a)	425,000	408,043
4.38%, 5/1/29(a)	205,000	187,450
7.75%, 10/15/31(a)	370,000	383,113

Vontier Corp. 1.80%, 4/1/26	9,000	8,308
2.40%, 4/1/28	75,000	65,674
2.95%, 4/1/31	318,000	262,000

WESCO Distribution, Inc. 7.25%, 6/15/28(a)	31,000	31,720

William Carter Co. 5.63%, 3/15/27(a)	19,000	18,738

Williams Scotsman, Inc. 4.63%, 8/15/28(a)	296,000	278,246

Wolverine World Wide, Inc. 4.00%, 8/15/29(a)(b)	362,000	290,349

Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(a)	66,000	61,449

Xerox Holdings Corp. 5.00%, 8/15/25(a)	794,000	781,836
5.50%, 8/15/28(a)	103,000	93,281

XHR LP 6.38%, 8/15/25(a)	81,000	81,166
4.88%, 6/1/29(a)	89,000	82,277

Yum! Brands, Inc. 3.63%, 3/15/31	120,000	105,582

ZipRecruiter, Inc. 5.00%, 1/15/30(a)	357,000	314,706

ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(a)	308,000	276,230

Total United States		152,234,519
TOTAL CORPORATE BONDS (Cost: $160,766,153)		153,508,495

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.8%

United States – 8.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d)
(Cost: $13,916,485)	13,916,485	13,916,485

TOTAL INVESTMENTS IN SECURITIES – 105.2% (Cost: $174,682,638)		167,424,980

Other Assets less Liabilities – (5.2)%		(8,201,303)

NET ASSETS – 100.0%		$159,223,677
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at February 29, 2024 (See Note 2). At February 29, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,330,595 and the total market value of the collateral held by the Fund was $14,879,029. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $962,544.

(c)	Rate shown reflects the accrual rate as of February 29, 2024 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of February 29, 2024.

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	105	6/28/24	$(21,498,750)	$(4,101)
5 Year U.S. Treasury Note	1,148	6/28/24	(122,728,375)	(230,070)
U.S. Treasury Long Bond	11	6/18/24	(1,311,750)	(7,219)
U.S. Treasury Ultra Long Term Bond	22	6/18/24	(2,813,250)	(22,344)
			$(148,352,125)	$(263,734)

Long Exposure
10 Year U.S. Treasury Note	24	6/18/24	$2,650,500	$828
Ultra 10 Year U.S. Treasury Note	14	6/18/24	1,598,406	1,211
			$4,248,906	$2,039
Total – Net			$(144,103,219)	$(261,695)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$153,508,495	$—	$153,508,495
Investment of Cash Collateral for Securities Loaned	—	13,916,485	—	13,916,485
Total Investments in Securities	$—	$167,424,980	$—	$167,424,980
Financial Derivative Instruments
Futures Contracts[1]	$2,039	$—	$—	$2,039
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(263,734)	$—	$—	$(263,734)
Total – Net	$(261,695)	$167,424,980	$—	$167,163,285
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 28.6%

Federal Farm Credit Bank – 0.2%
1.75%, 2/14/25	$300,000	$290,628
1.23%, 9/10/29	100,000	84,024

Total Federal Farm Credit Bank		374,652

Federal Home Loan Bank – 0.3%
0.50%, 4/14/25	450,000	428,445
3.25%, 11/16/28	65,000	62,254
5.50%, 7/15/36, Series 677	15,000	16,423

Total Federal Home Loan Bank		507,122

Federal Home Loan Mortgage Corporation – 8.2%
0.38%, 9/23/25	450,000	420,502
3.00%, 4/1/27	8,661	8,381
2.50%, 3/1/28	9,920	9,539
2.50%, 4/1/28	25,117	24,119
3.50%, 1/1/29	10,696	10,424
2.50%, 6/1/29	19,502	18,589
3.00%, 8/1/29	10,335	9,942
2.50%, 1/1/30	11,908	11,312
2.50%, 2/1/30	17,015	16,089
3.00%, 4/1/30	17,937	17,134
6.75%, 3/15/31	50,000	57,160
3.00%, 4/1/31	78,469	74,504
2.50%, 12/1/31	20,784	19,406
3.00%, 7/1/32	69,258	65,481
6.25%, 7/15/32	39,000	44,223
3.50%, 9/1/32	18,064	17,310
2.50%, 11/1/32	9,949	9,254
3.00%, 1/1/33	9,072	8,556
3.00%, 9/1/33	6,349	5,958
4.00%, 11/1/33	5,987	5,843
3.00%, 2/1/34	17,143	16,170
4.00%, 5/1/34	19,862	19,229
2.50%, 4/1/35	39,150	35,738
2.50%, 5/1/35	8,390	7,655
3.00%, 5/1/35	14,056	13,134
3.50%, 6/1/35	13,316	12,619
2.00%, 8/1/35	53,818	47,919
2.00%, 10/1/35	134,476	119,692
2.50%, 10/1/35	76,946	70,207
1.50%, 12/1/35	171,911	148,684
1.50%, 2/1/36	81,530	70,489
2.00%, 7/1/36	36,017	31,846
1.50%, 8/1/36	37,348	32,291
2.00%, 9/1/36	74,168	65,539
2.00%, 11/1/36	47,898	42,299
1.50%, 1/1/37	99,061	85,571
1.50%, 3/1/37	54,470	47,089
2.50%, 6/1/37	77,175	70,151
4.00%, 9/1/37	19,912	19,199
3.50%, 10/1/37	20,838	19,711
5.50%, 4/1/38	17,026	17,446
3.00%, 7/1/38	24,794	22,964
5.50%, 10/1/38	22,442	22,490
2.93%, 11/15/38*(a)	50,000	24,533
4.50%, 12/1/40	24,563	24,016
1.50%, 1/1/41	63,157	51,453
4.00%, 2/1/41	36,099	34,400
2.00%, 4/1/41	106,188	89,172
2.00%, 8/1/41	181,429	152,191
1.50%, 12/1/41	64,524	51,954
2.00%, 12/1/41	21,322	18,006
1.50%, 1/1/42	65,339	52,665
2.00%, 1/1/42	42,798	35,820
2.50%, 1/1/42	20,578	17,821
3.50%, 3/1/42	22,337	20,582
3.50%, 6/1/42	264,071	243,008
3.00%, 7/1/43	43,899	39,126
3.00%, 8/1/43	45,977	40,924
4.00%, 12/1/43	7,866	7,443
3.00%, 1/1/44	45,606	40,645
3.50%, 9/1/44	34,506	31,696
4.00%, 9/1/44	20,941	19,768
3.50%, 1/1/45	50,115	45,856
4.50%, 7/1/45	12,930	12,642
3.50%, 8/1/45	22,149	20,202
3.50%, 9/1/45	27,632	25,181
4.00%, 11/1/45	14,878	14,024
3.00%, 1/1/46	179,998	158,265
3.50%, 3/1/46	14,920	13,590
3.50%, 4/1/46	59,691	54,217
3.50%, 5/1/46	6,502	5,905
3.00%, 9/1/46	278,461	244,757
4.50%, 9/1/46	31,787	30,875
3.00%, 11/1/46	29,952	26,310
4.00%, 11/1/46	8,415	7,913
3.00%, 2/1/47	242,587	213,106
3.50%, 2/1/47	63,765	57,917
4.00%, 2/1/47	7,005	6,587
4.50%, 4/1/47	6,442	6,221
3.50%, 5/1/47	6,487	5,891
3.50%, 7/1/47	78,010	71,787
4.00%, 7/1/47	38,342	35,929
3.50%, 8/1/47	37,526	34,078
4.00%, 8/1/47	15,880	14,894
3.50%, 10/1/47	9,433	8,567
3.50%, 11/1/47	130,123	118,550
4.00%, 2/1/48	14,104	13,228
4.00%, 7/1/48	65,238	61,374
5.00%, 3/1/49	25,085	24,762
3.50%, 7/1/49	23,323	21,080
3.50%, 8/1/49	148,715	134,196
4.00%, 8/1/49	51,471	48,082
2.50%, 9/1/49	83,764	69,776
3.00%, 10/1/49	79,469	68,943
5.00%, 10/1/49	9,315	9,195
3.00%, 12/1/49	273,776	238,410
3.00%, 2/1/50	49,684	43,233
3.00%, 4/1/50	80,834	70,541
3.50%, 4/1/50	99,286	89,888
4.00%, 5/1/50	63,471	59,472
2.50%, 6/1/50	165,791	138,197
3.00%, 6/1/50	90,838	78,850
2.50%, 7/1/50	233,786	195,019
2.00%, 8/1/50	491,719	390,501
2.50%, 8/1/50	147,018	122,737

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
1.50%, 11/1/50	$58,983	$44,142
2.00%, 11/1/50	54,432	43,106
1.50%, 12/1/50	40,113	30,096
2.00%, 12/1/50	203,772	161,310
1.50%, 1/1/51	40,207	30,107
2.00%, 1/1/51	255,462	202,150
2.50%, 1/1/51	62,420	51,643
3.00%, 1/1/51	78,975	68,223
4.50%, 1/1/51	41,334	39,721
1.50%, 2/1/51	79,203	59,394
2.00%, 3/1/51	117,937	93,963
2.50%, 3/1/51	98,302	81,299
1.50%, 4/1/51	249,061	186,244
2.00%, 4/1/51	94,919	75,113
2.00%, 5/1/51	178,207	140,883
2.50%, 5/1/51	460,387	378,604
3.00%, 7/1/51	249,169	215,997
2.50%, 9/1/51	187,060	154,189
2.00%, 10/1/51	535,130	421,924
2.50%, 10/1/51	129,751	108,395
2.00%, 12/1/51	453,552	359,636
2.50%, 12/1/51	120,283	99,034
2.00%, 1/1/52	137,663	108,523
2.50%, 2/1/52	264,616	219,097
3.50%, 2/1/52	96,569	86,338
2.00%, 4/1/52	457,317	359,710
2.50%, 4/1/52	166,622	138,059
3.00%, 4/1/52	58,445	50,041
3.00%, 5/1/52	274,692	235,172
3.50%, 5/1/52	86,894	77,529
3.00%, 6/1/52	67,889	58,447
4.00%, 6/1/52	265,356	245,217
4.00%, 7/1/52	37,043	34,076
5.00%, 7/1/52	89,594	87,790
3.00%, 8/1/52	69,724	59,682
4.50%, 9/1/52	181,305	171,726
5.00%, 9/1/52	45,372	44,186
4.00%, 10/1/52	48,323	44,499
4.50%, 11/1/52	176,860	167,392
4.50%, 1/1/53	23,721	22,451
3.50%, 2/1/53	65,620	58,962
5.00%, 4/1/53	341,192	331,030
5.00%, 5/1/53	167,105	162,128
5.50%, 6/1/53	328,273	324,682
5.00%, 7/1/53	215,731	209,306
5.50%, 9/1/53	443,935	439,078
6.00%, 9/1/53	143,011	143,628
6.50%, 10/1/53	166,795	169,742
6.00%, 12/1/53	244,247	245,776
6.50%, 3/1/54	75,000	76,325

Total Federal Home Loan Mortgage Corporation		13,413,594

Federal National Mortgage Association – 11.9%
0.63%, 4/22/25	100,000	95,257
4.00%, 9/1/25	2,509	2,472
5.50%, 10/1/25	5,942	5,902
2.13%, 4/24/26	25,000	23,778
4.00%, 7/1/26	401	396
1.88%, 9/24/26	74,000	69,360
3.50%, 10/1/26	15,493	15,098
3.00%, 11/1/26	6,528	6,325
3.50%, 12/1/26	1,722	1,681
3.00%, 2/1/27	20,499	19,971
3.00%, 6/1/27	17,449	16,973
3.00%, 9/1/27	8,764	8,506
2.50%, 8/1/28	8,435	8,079
3.00%, 9/1/28	7,410	7,160
3.00%, 11/1/28	4,684	4,525
7.25%, 5/15/30	50,000	57,884
3.50%, 4/1/31	12,624	12,148
2.50%, 6/1/31	8,864	8,291
2.50%, 7/1/31	9,311	8,699
3.00%, 8/1/31	56,539	54,018
2.50%, 10/1/31	208,811	194,949
3.50%, 11/1/31	19,395	18,883
2.50%, 4/1/32	11,806	11,054
2.50%, 9/1/32	34,061	31,865
3.00%, 9/1/32	14,394	13,712
3.00%, 10/1/32	16,431	15,502
3.50%, 1/1/33	9,301	8,912
3.50%, 2/1/33	20,842	20,035
3.00%, 6/1/33	56,191	52,578
5.00%, 10/1/33	69,371	69,393
6.00%, 2/1/34	23,388	24,184
4.00%, 3/1/34	10,026	9,839
3.00%, 6/1/34	6,091	5,693
4.00%, 8/1/34	6,778	6,551
3.00%, 1/1/35	7,610	7,113
2.50%, 8/1/35	35,893	33,132
2.00%, 9/1/35	138,927	123,611
1.50%, 10/1/35	34,867	30,167
2.00%, 10/1/35	78,518	69,852
1.50%, 12/1/35	134,689	116,491
2.00%, 12/1/35	209,840	186,551
3.50%, 1/1/36	7,127	6,742
1.50%, 3/1/36	95,718	82,887
2.00%, 3/1/36	15,220	13,506
1.50%, 4/1/36	167,256	144,745
3.00%, 4/1/36	15,045	13,927
2.00%, 6/1/36	72,541	64,480
3.00%, 6/1/36	36,059	33,320
3.50%, 7/1/36	17,469	16,508
2.00%, 9/1/36	23,109	20,414
3.00%, 9/1/36	74,050	68,359
2.00%, 10/1/36	228,698	202,028
1.50%, 11/1/36	139,849	120,847
2.00%, 11/1/36	165,859	146,236
2.50%, 12/1/36	47,093	42,817
2.00%, 1/1/37	19,688	17,412
2.50%, 1/1/37	59,785	54,318
2.00%, 2/1/37	159,678	141,035
3.00%, 4/1/37	49,003	46,259
3.50%, 5/1/37	34,504	32,835
2.00%, 6/1/37	93,209	82,289
3.50%, 7/1/37	15,712	14,787
1.50%, 8/1/37	90,311	78,012
2.00%, 8/1/37	55,392	48,839
5.50%, 8/1/37	144,306	147,051

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
3.00%, 9/1/37	$44,747	$41,555
4.00%, 10/1/37	19,915	19,201
3.50%, 4/1/38	8,883	8,349
4.50%, 9/1/39	8,148	7,971
3.00%, 12/1/39	27,338	24,557
4.50%, 8/1/40	16,210	15,829
2.00%, 9/1/40	48,955	41,384
2.50%, 9/1/40	50,331	43,984
4.50%, 9/1/40	156,689	153,011
5.50%, 9/1/40	28,965	29,598
2.00%, 11/1/40	16,512	13,894
2.50%, 12/1/40	28,084	24,489
3.50%, 2/1/41	154,029	141,750
2.00%, 3/1/41	18,561	15,577
2.00%, 5/1/41	62,248	52,211
1.50%, 6/1/41	40,449	32,689
2.50%, 10/1/41	100,037	86,540
2.00%, 11/1/41	165,631	138,700
3.00%, 2/1/42	20,361	18,142
2.50%, 5/1/42	43,853	37,819
3.50%, 6/1/42	5,542	5,100
3.00%, 1/1/43	49,167	43,785
3.00%, 4/1/43	36,657	32,628
3.00%, 5/1/43	30,454	27,111
3.00%, 6/1/43	59,654	53,104
4.00%, 6/1/43	3,555	3,372
3.00%, 8/1/43	267,235	237,865
3.00%, 9/1/43	42,621	37,939
4.00%, 11/1/43	6,404	6,052
4.00%, 2/1/44	47,370	44,769
4.50%, 2/1/44	63,638	61,863
4.50%, 4/1/44	66,659	65,567
4.00%, 9/1/44	31,757	29,939
4.00%, 12/1/44	71,146	67,275
3.50%, 2/1/45	53,832	49,538
5.00%, 2/1/45	27,867	27,836
3.50%, 4/1/45	34,406	31,340
3.50%, 6/1/45	56,952	52,000
4.00%, 6/1/45	24,480	23,134
3.50%, 8/1/45	31,923	29,078
3.50%, 12/1/45	32,007	29,155
3.50%, 2/1/46	16,136	14,698
3.50%, 4/1/46	5,604	5,090
3.00%, 5/1/46	37,252	32,723
3.50%, 5/1/46	12,245	11,122
3.50%, 6/1/46	64,305	58,407
4.00%, 7/1/46	9,105	8,550
3.00%, 9/1/46	20,662	18,150
4.00%, 10/1/46	10,022	9,410
2.50%, 11/1/46	7,666	6,490
3.00%, 11/1/46	209,799	184,310
3.50%, 12/1/46	59,914	54,549
3.50%, 1/1/47	60,687	55,121
4.00%, 1/1/47	70,526	66,239
4.00%, 2/1/47	7,912	7,430
4.00%, 3/1/47	43,235	40,514
4.00%, 5/1/47	19,124	17,922
3.50%, 7/1/47	74,332	67,417
4.00%, 8/1/47	131,076	123,013
3.50%, 9/1/47	69,065	63,060
3.50%, 11/1/47	8,134	7,378
3.00%, 12/1/47	48,554	42,651
3.50%, 1/1/48	85,615	77,965
4.00%, 1/1/48	45,701	42,825
4.00%, 4/1/48	170,449	159,811
4.50%, 5/1/48	14,567	14,013
4.50%, 6/1/48	170,392	163,911
4.50%, 7/1/48	23,195	22,314
4.00%, 9/1/48	63,834	59,851
4.00%, 11/1/48	160,196	150,117
5.00%, 5/1/49	33,350	32,919
4.00%, 6/1/49	105,051	98,441
4.50%, 7/1/49	11,835	11,385
3.00%, 9/1/49	98,522	85,988
4.00%, 9/1/49	82,205	76,865
3.00%, 10/1/49	67,743	58,948
4.00%, 10/1/49	9,047	8,451
3.50%, 11/1/49	132,121	119,732
5.00%, 11/1/49	33,628	33,183
2.50%, 1/1/50	52,985	44,137
3.50%, 1/1/50	75,628	68,244
4.50%, 1/1/50	28,374	27,267
3.00%, 3/1/50	112,113	97,849
4.00%, 3/1/50	54,364	50,876
4.50%, 3/1/50	59,372	57,122
5.00%, 3/1/50	90,764	89,580
3.00%, 4/1/50	82,023	71,073
3.50%, 4/1/50	136,176	123,188
3.50%, 5/1/50	108,437	98,038
4.00%, 5/1/50	42,471	39,470
2.50%, 6/1/50	198,443	164,549
2.50%, 7/1/50	166,620	138,267
3.00%, 7/1/50	117,156	101,497
2.00%, 8/1/50	196,641	156,812
2.50%, 8/1/50	86,745	71,876
3.00%, 8/1/50	26,899	23,499
2.00%, 9/1/50	1,157,355	918,789
2.50%, 9/1/50	261,347	219,581
2.00%, 10/1/50	304,101	243,081
1.50%, 11/1/50	150,337	112,632
2.50%, 11/1/50	149,104	124,761
1.50%, 12/1/50	314,042	235,216
2.00%, 12/1/50	1,058,304	840,303
3.00%, 12/1/50	54,390	47,002
1.50%, 1/1/51	36,128	27,053
1.50%, 2/1/51	32,695	24,476
2.50%, 2/1/51	657,319	546,948
1.50%, 3/1/51	151,547	113,530
2.00%, 3/1/51	1,149,460	919,071
2.00%, 4/1/51	304,504	241,587
2.50%, 5/1/51	591,647	489,023
2.50%, 6/1/51	277,103	230,906
3.00%, 7/1/51	205,236	177,142
2.50%, 8/1/51	617,622	509,282
2.00%, 9/1/51	410,734	323,713
2.50%, 9/1/51	149,294	122,756
3.50%, 9/1/51	47,364	42,382
2.00%, 10/1/51	528,517	416,542

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
1.50%, 11/1/51	$67,545	$50,501
3.00%, 11/1/51	105,070	90,559
2.00%, 12/1/51	657,979	518,166
2.50%, 12/1/51	183,797	152,982
3.00%, 12/1/51	100,772	86,249
2.00%, 1/1/52	462,497	364,078
2.50%, 1/1/52	169,340	141,383
2.00%, 2/1/52	107,325	84,607
2.50%, 2/1/52	263,468	218,145
2.50%, 3/1/52	309,264	255,742
1.50%, 4/1/52	22,850	17,077
2.50%, 4/1/52	347,299	287,910
3.00%, 5/1/52	55,569	47,574
3.50%, 6/1/52	136,434	121,819
2.50%, 7/1/52	137,733	113,252
4.00%, 9/1/52	135,324	124,486
5.00%, 9/1/52	44,749	43,468
3.00%, 10/1/52	188,037	160,925
4.50%, 10/1/52	127,536	120,708
4.00%, 11/1/52	94,647	87,067
4.50%, 11/1/52	182,574	173,285
5.50%, 11/1/52	23,117	22,923
5.00%, 12/1/52	48,937	47,544
5.50%, 12/1/52	121,891	120,758
5.00%, 1/1/53	32,859	31,900
4.00%, 2/1/53	94,143	86,603
5.00%, 2/1/53	121,631	118,037
5.50%, 4/1/53	33,068	32,708
4.50%, 7/1/53	111,444	105,470
5.50%, 7/1/53	23,736	23,476
5.00%, 8/1/53	24,385	23,659
6.00%, 9/1/53	23,964	24,067

Total Federal National Mortgage Association		19,379,154

Government National Mortgage Association – 6.4%
2.50%, 7/20/28	25,487	24,368
2.00%, 5/20/36	32,244	28,218
5.00%, 2/20/43	17,118	17,166
5.00%, 4/20/44	38,734	38,880
3.50%, 7/20/44	43,709	40,358
4.00%, 7/20/44	86,801	82,512
5.00%, 7/20/44	6,683	6,708
5.00%, 8/20/44	6,192	6,215
3.00%, 9/20/44	27,084	24,197
4.50%, 9/20/44	23,053	22,513
3.50%, 10/20/44	244,186	225,461
3.00%, 1/20/45	9,807	8,762
4.00%, 4/20/45	58,124	55,252
3.00%, 7/20/45	71,730	63,976
3.00%, 12/20/45	55,451	49,457
3.50%, 12/20/45	13,091	12,042
4.50%, 12/20/45	22,000	21,485
3.50%, 1/20/46	52,656	48,437
3.00%, 5/20/46	174,077	154,976
4.00%, 7/20/46	63,798	60,283
2.50%, 10/20/46	51,385	44,218
3.00%, 12/20/46	6,273	5,585
4.00%, 12/20/46	14,474	13,677
4.00%, 1/20/47	12,817	12,111
4.50%, 1/20/47	16,979	16,545
3.00%, 2/20/47	198,636	176,840
3.50%, 2/20/47	47,771	43,864
3.50%, 3/20/47	43,654	39,965
3.50%, 4/20/47	23,447	21,465
4.00%, 4/20/47	68,949	65,067
3.00%, 5/20/47	27,677	24,616
4.00%, 7/20/47	63,754	60,165
4.00%, 8/20/47	13,309	12,560
3.50%, 9/20/47	37,178	34,036
4.50%, 10/20/47	5,867	5,698
3.50%, 1/20/48	149,838	137,175
4.00%, 1/20/48	25,528	24,091
3.00%, 2/20/48	115,737	102,936
3.50%, 2/20/48	133,667	122,372
3.50%, 3/20/48	12,961	11,865
3.50%, 4/20/48	22,938	21,000
3.50%, 6/20/48	38,440	35,192
3.50%, 7/20/48	32,900	30,115
4.00%, 9/20/48	20,390	19,226
4.50%, 9/20/48	11,613	11,249
3.50%, 10/20/48	156,069	142,859
4.50%, 1/20/49	11,757	11,388
3.50%, 3/20/49	5,808	5,316
4.00%, 3/20/49	20,854	19,663
4.50%, 3/20/49	5,465	5,294
5.00%, 3/20/49	10,197	10,114
4.00%, 4/20/49	8,787	8,279
4.50%, 4/20/49	30,911	29,942
4.50%, 6/20/49	35,939	34,813
3.50%, 7/20/49	32,379	29,585
3.50%, 8/20/49	19,030	17,386
3.00%, 9/20/49	51,498	45,620
3.00%, 10/20/49	201,315	178,065
4.00%, 10/20/49	24,078	22,688
2.50%, 11/20/49	36,040	30,689
3.00%, 1/20/50	5,812	5,142
3.50%, 1/20/50	4,170	3,807
4.50%, 1/20/50	8,409	8,145
4.00%, 2/20/50	36,505	34,397
3.00%, 5/20/50	22,275	19,663
2.50%, 6/20/50	29,615	25,135
3.00%, 6/20/50	41,506	36,663
3.50%, 7/20/50	107,352	97,988
5.00%, 7/20/50	40,046	39,883
2.00%, 8/20/50	120,948	98,760
2.50%, 8/20/50	191,008	161,221
3.00%, 8/20/50	57,821	51,049
3.00%, 9/20/50	174,722	154,099
4.00%, 9/20/50	34,514	32,521
4.50%, 9/20/50	45,155	43,740
2.00%, 11/20/50	428,512	349,601
2.50%, 11/20/50	247,759	209,890
3.00%, 11/20/50	66,566	58,682
2.00%, 12/20/50	170,073	138,715
2.50%, 12/20/50	280,392	237,448
2.00%, 3/20/51	250,946	204,556
2.50%, 3/20/51	408,925	346,740
2.50%, 4/20/51	175,749	148,990

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
2.00%, 6/20/51	$76,458	$62,288
3.00%, 7/20/51	63,591	55,851
2.50%, 8/20/51	189,191	160,245
3.00%, 8/20/51	93,095	81,743
1.50%, 9/20/51	41,782	32,367
2.00%, 9/20/51	423,581	344,883
2.50%, 9/20/51	321,124	271,933
3.00%, 9/20/51	262,639	230,551
2.00%, 10/20/51	131,928	107,396
2.00%, 11/20/51	556,418	452,868
2.50%, 11/20/51	252,609	213,819
2.50%, 1/20/52	85,628	72,463
2.00%, 2/20/52	21,833	17,769
2.50%, 2/20/52	159,990	135,363
2.00%, 3/20/52	48,704	39,630
2.50%, 3/20/52	174,650	147,790
4.50%, 7/20/52	402,004	384,875
4.00%, 8/20/52	46,297	43,085
4.00%, 9/20/52	167,722	156,085
4.50%, 9/20/52	46,434	44,408
3.50%, 12/20/52	47,554	42,997
4.00%, 12/20/52	71,428	66,472
5.00%, 2/20/53	214,087	209,249
4.50%, 5/20/53	48,857	46,661
6.00%, 7/20/53	195,490	196,503
3.50%, 3/20/54(b)	100,000	90,457
5.00%, 3/20/54(b)	325,000	317,530
5.50%, 3/20/54(b)	525,000	521,630
6.00%, 3/20/54(b)	200,000	201,045
6.50%, 3/20/54(b)	250,000	253,503
7.00%, 3/20/54(b)	100,000	102,010
5.50%, 4/20/54(b)	50,000	49,664
6.00%, 4/20/54(b)	50,000	50,229

Total Government National Mortgage Association		10,384,797

Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	70,000	72,763
4.25%, 9/15/52	30,000	26,732

Total Tennessee Valley Authority		99,495

Uniform Mortgage-Backed Securities – 1.5%
2.00%, 3/1/39(b)	50,000	44,104
2.50%, 3/1/39(b)	50,000	45,335
4.50%, 3/1/39(b)	25,000	24,478
5.00%, 3/1/39(b)	50,000	49,611
5.50%, 4/1/39(b)	25,000	25,031
1.50%, 3/1/54(b)	50,000	37,307
2.00%, 3/1/54(b)	175,000	137,549
2.50%, 3/1/54(b)	300,000	246,442
3.50%, 3/1/54(b)	225,000	200,235
4.00%, 3/1/54(b)	125,000	115,016
5.50%, 3/1/54(b)	175,000	173,115
6.00%, 3/1/54(b)	575,000	577,488
6.50%, 3/1/54(b)	450,000	457,968
7.00%, 3/1/54(b)	200,000	205,304
5.00%, 4/1/54(b)	25,000	24,266
6.00%, 4/1/54(b)	50,000	50,209
6.50%, 4/1/54(b)	50,000	50,876
7.00%, 4/1/54(b)	50,000	51,314

Total Uniform Mortgage-Backed Securities		2,515,648
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $51,374,740)		46,674,462

U.S. GOVERNMENT OBLIGATIONS – 42.1%

U.S. Treasury Bonds – 8.2%
6.88%, 8/15/25	35,000	36,108
4.38%, 5/15/40	50,000	49,836
1.13%, 8/15/40	405,000	247,651
3.88%, 8/15/40	60,000	56,138
1.38%, 11/15/40	640,000	406,700
1.88%, 2/15/41	1,045,000	720,560
4.75%, 2/15/41	25,000	25,939
2.25%, 5/15/41	825,000	602,701
1.75%, 8/15/41	140,000	93,319
3.75%, 8/15/41	165,000	150,588
2.00%, 11/15/41	725,000	502,232
3.13%, 11/15/41	505,000	420,649
2.38%, 2/15/42	775,000	569,988
3.00%, 5/15/42	100,000	81,094
3.25%, 5/15/42	710,000	597,509
2.75%, 8/15/42	250,000	194,570
4.00%, 11/15/42	285,000	266,208
3.88%, 5/15/43	175,000	160,084
4.38%, 8/15/43	225,000	220,395
4.75%, 11/15/43	120,000	123,544
4.50%, 2/15/44	500,000	500,039
2.50%, 2/15/45	165,000	119,677
2.50%, 2/15/46	480,000	344,663
2.50%, 5/15/46	595,000	426,169
2.25%, 8/15/46	415,000	282,070
2.88%, 11/15/46	70,000	53,594
3.00%, 2/15/47	100,000	78,188
3.00%, 5/15/47	205,000	160,044
2.75%, 8/15/47	355,000	264,059
3.00%, 8/15/48	280,000	217,350
3.00%, 2/15/49	235,000	182,180
2.88%, 5/15/49	430,000	325,288
2.25%, 8/15/49	80,000	53,025
2.38%, 11/15/49	340,000	231,413
2.00%, 2/15/50	75,000	46,729
1.25%, 5/15/50	390,000	198,230
1.38%, 8/15/50	425,000	223,258
1.63%, 11/15/50	450,000	252,914
2.38%, 5/15/51	850,000	574,148
1.88%, 11/15/51	1,105,000	659,115
2.88%, 5/15/52	550,000	414,520
3.00%, 8/15/52	275,000	212,781
4.00%, 11/15/52	525,000	491,900
3.63%, 2/15/53	500,000	437,461
3.63%, 5/15/53	425,000	372,174
4.13%, 8/15/53	150,000	143,742
4.75%, 11/15/53	180,000	191,672
4.25%, 2/15/54	300,000	294,492

Total U.S. Treasury Bonds		13,276,708

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

U.S. Treasury Notes – 33.9%
1.75%, 3/15/25	$295,000	$285,240
0.50%, 3/31/25	250,000	238,262
2.63%, 3/31/25	500,000	487,578
3.88%, 3/31/25	600,000	592,875
2.63%, 4/15/25	285,000	277,736
3.88%, 4/30/25	400,000	395,172
2.88%, 5/31/25	90,000	87,810
2.88%, 6/15/25	480,000	467,972
0.25%, 6/30/25	250,000	235,293
0.25%, 7/31/25	450,000	422,051
2.88%, 7/31/25	450,000	438,029
2.00%, 8/15/25	605,000	581,249
3.13%, 8/15/25	445,000	434,501
0.25%, 8/31/25	600,000	560,906
2.75%, 8/31/25	205,000	198,926
3.50%, 9/15/25	440,000	431,595
0.25%, 9/30/25	600,000	559,043
0.25%, 10/31/25	730,000	678,016
2.25%, 11/15/25	515,000	494,289
0.38%, 11/30/25	395,000	366,517
2.88%, 11/30/25	260,000	252,073
0.38%, 12/31/25	695,000	643,051
2.63%, 12/31/25	235,000	226,633
0.38%, 1/31/26	755,000	696,281
2.63%, 1/31/26	340,000	327,542
4.25%, 1/31/26	360,000	357,342
0.50%, 2/28/26	670,000	617,787
2.50%, 2/28/26	600,000	576,023
4.63%, 2/28/26	800,000	799,953
4.63%, 3/15/26	250,000	250,029
0.75%, 3/31/26	865,000	799,922
2.25%, 3/31/26	515,000	491,322
3.75%, 4/15/26	180,000	176,977
0.75%, 4/30/26	745,000	686,826
1.63%, 5/15/26	555,000	521,028
0.75%, 5/31/26	700,000	643,645
2.13%, 5/31/26	145,000	137,552
0.88%, 6/30/26	350,000	322,109
1.88%, 6/30/26	245,000	230,893
0.63%, 7/31/26	380,000	346,527
1.88%, 7/31/26	255,000	239,760
1.50%, 8/15/26	700,000	651,438
0.75%, 8/31/26	490,000	447,068
1.38%, 8/31/26	235,000	217,816
0.88%, 9/30/26	120,000	109,617
1.13%, 10/31/26	630,000	577,557
1.63%, 10/31/26	190,000	176,544
1.25%, 11/30/26	480,000	440,625
1.63%, 11/30/26	240,000	222,675
1.25%, 12/31/26	465,000	426,147
1.75%, 12/31/26	255,000	237,001
4.00%, 1/15/27	160,000	158,131
1.50%, 1/31/27	590,000	543,238
2.25%, 2/15/27	505,000	474,917
4.13%, 2/15/27	700,000	694,230
1.13%, 2/28/27	150,000	136,313
1.88%, 2/28/27	450,000	418,166
2.75%, 4/30/27	300,000	285,492
2.38%, 5/15/27	230,000	216,263
0.50%, 5/31/27	500,000	441,699
0.50%, 6/30/27	300,000	264,281
0.38%, 7/31/27	685,000	598,893
0.50%, 8/31/27	710,000	621,832
0.38%, 9/30/27	765,000	664,982
0.50%, 10/31/27	955,000	831,559
2.25%, 11/15/27	385,000	357,569
0.63%, 11/30/27	860,000	750,451
0.63%, 12/31/27	1,030,000	896,181
0.75%, 1/31/28	520,000	453,558
2.75%, 2/15/28	800,000	754,344
1.13%, 2/29/28	500,000	441,816
1.25%, 3/31/28	800,000	709,031
1.25%, 4/30/28	695,000	614,505
2.88%, 5/15/28	460,000	434,736
1.25%, 5/31/28	580,000	511,714
1.25%, 6/30/28	525,000	462,205
1.00%, 7/31/28	400,000	347,469
4.13%, 7/31/28	175,000	173,797
1.13%, 8/31/28	565,000	492,411
1.38%, 10/31/28	375,000	329,326
3.13%, 11/15/28	560,000	532,569
1.50%, 11/30/28	505,000	445,307
4.38%, 11/30/28	315,000	316,390
1.38%, 12/31/28	190,000	166,168
4.00%, 1/31/29	365,000	360,822
2.63%, 2/15/29	660,000	611,609
1.88%, 2/28/29	485,000	433,185
4.25%, 2/28/29	395,000	395,062
2.38%, 3/31/29	515,000	470,742
2.88%, 4/30/29	480,000	449,250
2.38%, 5/15/29	530,000	483,625
2.75%, 5/31/29	460,000	427,387
3.25%, 6/30/29	305,000	290,191
2.63%, 7/31/29	415,000	382,367
1.63%, 8/15/29	700,000	612,582
3.13%, 8/31/29	475,000	448,393
3.88%, 9/30/29	395,000	387,223
3.50%, 1/31/30	500,000	479,863
1.50%, 2/15/30	875,000	748,843
3.63%, 3/31/30	500,000	482,676
3.50%, 4/30/30	200,000	191,656
0.63%, 5/15/30	525,000	421,661
3.75%, 6/30/30	300,000	291,270
4.00%, 7/31/30	106,000	104,373
0.63%, 8/15/30	1,180,000	939,713
4.13%, 8/31/30	275,000	272,572
4.63%, 9/30/30	300,000	305,930
4.88%, 10/31/30	175,000	180,975
0.88%, 11/15/30	225,000	181,178
4.00%, 1/31/31	245,000	241,076
1.13%, 2/15/31	900,000	734,063
4.25%, 2/28/31	700,000	699,289
1.63%, 5/15/31	275,000	230,570
1.38%, 11/15/31	800,000	649,625
1.88%, 2/15/32	890,000	747,600
2.88%, 5/15/32	870,000	786,602

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
2.75%, 8/15/32	$930,000	$830,461
4.13%, 11/15/32	615,000	608,610
3.50%, 2/15/33	425,000	401,027
3.38%, 5/15/33	810,000	755,895
3.88%, 8/15/33	660,000	640,406
4.50%, 11/15/33	675,000	687,920
4.00%, 2/15/34	260,000	254,942

Total U.S. Treasury Notes		55,243,600
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $70,108,982)		68,520,308

CORPORATE BONDS – 24.7%

Australia – 0.1%

BHP Billiton Finance USA Ltd. 5.25%, 9/8/33	10,000	10,049
5.00%, 9/30/43	23,000	22,028

Westpac Banking Corp. 5.51%, 11/17/25	10,000	10,080
3.35%, 3/8/27	23,000	22,004
5.54%, 11/17/28	10,000	10,242
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(c)	10,000	9,606
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	30,000	24,473
4.42%, 7/24/39	10,000	8,686

Total Australia		117,168

Austria – 0.0%

Suzano Austria GmbH 3.75%, 1/15/31	41,000	35,877

Belgium – 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/26	45,000	43,881
4.70%, 2/1/36	135,000	129,335

Anheuser-Busch InBev Worldwide, Inc. 4.90%, 1/23/31	40,000	40,237
4.60%, 4/15/48	94,000	84,536
4.50%, 6/1/50	75,000	67,661

Total Belgium		365,650

Brazil – 0.0%

Vale Overseas Ltd. 6.13%, 6/12/33	20,000	20,211
6.88%, 11/21/36	10,000	10,720

Total Brazil		30,931

Canada – 0.7%

Bank of Montreal 3.70%, 6/7/25	80,000	78,394
5.92%, 9/25/25	10,000	10,105
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	205,000	188,834

Bank of Nova Scotia 5.45%, 6/12/25	10,000	10,008
2.15%, 8/1/31	50,000	40,872

Brookfield Finance, Inc. 4.85%, 3/29/29	25,000	24,659
4.70%, 9/20/47	3,000	2,549

Canadian National Railway Co. 2.75%, 3/1/26	8,000	7,677
3.85%, 8/5/32	75,000	69,102
4.40%, 8/5/52	25,000	22,078

Canadian Natural Resources Ltd. 3.85%, 6/1/27	18,000	17,246

Canadian Pacific Railway Co. 4.80%, 9/15/35	35,000	33,537
4.95%, 8/15/45	65,000	59,739

Cenovus Energy, Inc. 6.75%, 11/15/39	5,000	5,425

Enbridge, Inc. 4.25%, 12/1/26	11,000	10,763
4.00%, 11/15/49	70,000	54,330
6.70%, 11/15/53	10,000	11,168

Kinross Gold Corp. 4.50%, 7/15/27	15,000	14,590

Nutrien Ltd. 2.95%, 5/13/30(d)	40,000	35,416
5.63%, 12/1/40	5,000	4,901
5.25%, 1/15/45	18,000	16,791

Rogers Communications, Inc. 3.20%, 3/15/27	100,000	94,191

Royal Bank of Canada 5.20%, 7/20/26	10,000	10,036
3.88%, 5/4/32	100,000	91,243

Suncor Energy, Inc. 3.75%, 3/4/51	60,000	43,651

TELUS Corp. 2.80%, 2/16/27	6,000	5,625

Toronto-Dominion Bank 3.77%, 6/6/25	20,000	19,647
0.75%, 9/11/25	25,000	23,431
5.53%, 7/17/26	15,000	15,139
5.52%, 7/17/28	10,000	10,165
4.46%, 6/8/32(d)	70,000	66,758

TransCanada PipeLines Ltd. 4.25%, 5/15/28	16,000	15,417

Total Canada		1,113,487

France – 0.1%

Sanofi SA 3.63%, 6/19/28	5,000	4,827

TotalEnergies Capital International SA 3.46%, 2/19/29(d)	70,000	65,764
3.46%, 7/12/49	20,000	14,975

Total France		85,566

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Germany – 0.1%

Deutsche Bank AG
7.15%, 7/13/27, (7.146% fixed rate until 7/13/26; Secured Overnight Financing Rate + 2.52% thereafter)(c)	$150,000	$154,062

Deutsche Telekom International Finance BV 9.25%, 6/1/32(d)	35,000	44,210

Total Germany		198,272

Ireland – 0.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.15%, 9/30/30	150,000	155,068

Japan – 0.2%

Mitsubishi UFJ Financial Group, Inc. 3.78%, 3/2/25	5,000	4,921
4.15%, 3/7/39	30,000	27,043

Mizuho Financial Group, Inc.
2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	103,000	83,187

Sumitomo Mitsui Financial Group, Inc. 3.45%, 1/11/27	25,000	23,952
3.35%, 10/18/27	16,000	15,097
5.80%, 7/13/28(d)	200,000	205,538
3.20%, 9/17/29	30,000	27,030

Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/40	25,000	18,639

Toyota Motor Corp. 3.67%, 7/20/28	2,000	1,941

Total Japan		407,348

Mexico – 0.0%

Southern Copper Corp. 6.75%, 4/16/40	5,000	5,523

Netherlands – 0.5%

Cooperatieve Rabobank UA 5.50%, 7/18/25	250,000	251,185
4.80%, 1/9/29	250,000	247,795

ING Groep NV
6.08%, 9/11/27, (6.083% fixed rate until 11/9/26; Secured Overnight Financing Rate + 1.56% thereafter)(c)	200,000	202,454

Shell International Finance BV 4.13%, 5/11/35	25,000	23,133
5.50%, 3/25/40	27,000	27,812
4.38%, 5/11/45	50,000	43,718
3.13%, 11/7/49	66,000	46,040

Total Netherlands		842,137

Norway – 0.2%

Equinor ASA 3.63%, 9/10/28	274,000	262,284

Spain – 0.1%

Banco Santander SA 5.29%, 8/18/27	200,000	198,602

Switzerland – 0.1%

Credit Suisse AG 5.00%, 7/9/27	200,000	198,198

United Kingdom – 1.0%

AstraZeneca PLC 3.38%, 11/16/25	15,000	14,592
4.00%, 1/17/29	25,000	24,161
6.45%, 9/15/37	25,000	28,175
4.38%, 11/16/45	50,000	44,260

Barclays PLC
5.83%, 5/9/27, (5.829% fixed rate until 5/9/26; Secured Overnight Financing Rate + 2.21% thereafter)(c)	200,000	200,500
3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	200,000	144,892

BAT Capital Corp. 3.22%, 9/6/26	25,000	23,701
4.39%, 8/15/37	25,000	20,522
3.98%, 9/25/50	100,000	68,349

British Telecommunications PLC 9.63%, 12/15/30	36,000	44,070

Diageo Capital PLC 2.13%, 4/29/32	30,000	24,259

GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	50,000	56,088

HSBC Holdings PLC 3.90%, 5/25/26	25,000	24,233
1.59%, 5/24/27, (1.589% fixed rate until 5/24/26; Secured Overnight Financing Rate + 1.29% thereafter)(c)	200,000	183,150
5.89%, 8/14/27, (5.887% fixed rate until 8/14/26; Secured Overnight Financing Rate + 1.57% thereafter)(c)	200,000	201,358
4.95%, 3/31/30	175,000	171,470
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)	200,000	203,664

Reynolds American, Inc. 7.25%, 6/15/37	23,000	24,516
5.85%, 8/15/45	10,000	9,080

Vodafone Group PLC 4.13%, 5/30/25	37,000	36,408
4.38%, 2/19/43	34,000	28,655
5.25%, 5/30/48	100,000	92,991

Total United Kingdom		1,669,094

United States – 21.3%

3M Co. 2.88%, 10/15/27(d)	19,000	17,602
3.38%, 3/1/29(d)	35,000	32,244
3.05%, 4/15/30	10,000	8,874
3.63%, 10/15/47	48,000	34,833

Abbott Laboratories 6.15%, 11/30/37	53,000	58,794
4.75%, 4/15/43	10,000	9,600

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

AbbVie, Inc. 3.60%, 5/14/25	$24,000	$23,520
2.95%, 11/21/26	65,000	61,653
4.55%, 3/15/35	10,000	9,594
4.05%, 11/21/39	125,000	109,855
4.40%, 11/6/42	15,000	13,452
4.75%, 3/15/45	2,000	1,855
4.25%, 11/21/49	14,000	12,064

AEP Transmission Co. LLC 3.15%, 9/15/49	128,000	87,694

AES Corp. 5.45%, 6/1/28	35,000	34,902

Aetna, Inc. 4.75%, 3/15/44	15,000	12,975
3.88%, 8/15/47	43,000	32,075

Air Lease Corp. 3.63%, 12/1/27	88,000	82,432
4.63%, 10/1/28	25,000	24,162

Air Products & Chemicals, Inc. 4.60%, 2/8/29(d)	50,000	49,390
2.70%, 5/15/40	50,000	36,003

Aircastle Ltd. 4.25%, 6/15/26	25,000	24,241

Alabama Power Co. 4.30%, 7/15/48, Series A	12,000	10,057
3.45%, 10/1/49	9,000	6,580

Alexandria Real Estate Equities, Inc. 3.45%, 4/30/25	18,000	17,582
4.90%, 12/15/30	51,000	49,681
1.88%, 2/1/33	25,000	18,735

Allstate Corp. 1.45%, 12/15/30	20,000	15,803
4.20%, 12/15/46	50,000	40,972
Ally Financial, Inc. 8.00%, 11/1/31	63,000	68,850
Alphabet, Inc. 1.10%, 8/15/30(d)	25,000	20,248
1.90%, 8/15/40	20,000	13,253
Altria Group, Inc. 4.80%, 2/14/29	25,000	24,565
2.45%, 2/4/32	20,000	16,032
3.40%, 2/4/41	6,000	4,318
5.38%, 1/31/44	43,000	41,860
Amazon.com, Inc. 5.20%, 12/3/25	19,000	19,089
1.20%, 6/3/27	25,000	22,369
2.10%, 5/12/31	115,000	96,606
3.60%, 4/13/32	77,000	71,039
3.88%, 8/22/37	15,000	13,415
4.05%, 8/22/47	7,000	6,000
4.25%, 8/22/57	27,000	23,241
2.70%, 6/3/60	30,000	18,499
4.10%, 4/13/62	40,000	33,166
Ameren Illinois Co. 3.80%, 5/15/28	23,000	22,187
1.55%, 11/15/30	50,000	40,182
American Express Co. 4.90%, 2/13/26	150,000	149,559
3.30%, 5/3/27	10,000	9,483
American Homes 4 Rent LP 4.25%, 2/15/28	10,000	9,610
American Honda Finance Corp. 1.00%, 9/10/25	15,000	14,099
5.80%, 10/3/25	10,000	10,099
5.25%, 7/7/26	10,000	10,076
2.30%, 9/9/26	5,000	4,691
4.60%, 4/17/30	50,000	48,994
American International Group, Inc. 4.50%, 7/16/44	18,000	15,907
4.75%, 4/1/48	28,000	25,593
American Tower Corp. 4.00%, 6/1/25	45,000	44,129
3.60%, 1/15/28	58,000	54,616
3.80%, 8/15/29	25,000	23,158
3.10%, 6/15/50	10,000	6,559
2.95%, 1/15/51	50,000	31,709
American University 3.67%, 4/1/49, Series 2019	25,000	20,275
American Water Capital Corp.
2.95%, 9/1/27(d)	25,000	23,334
3.75%, 9/1/47	40,000	31,112
Amgen, Inc. 5.25%, 3/2/30	100,000	100,836
2.30%, 2/25/31	49,000	41,035
4.66%, 6/15/51	235,000	204,340
Aon Corp. 2.80%, 5/15/30	15,000	13,055
Aon Corp./Aon Global Holdings PLC 5.00%, 9/12/32	50,000	48,868
Apache Corp. 5.10%, 9/1/40	20,000	16,746
Apple, Inc. 3.25%, 2/23/26	75,000	72,776
3.20%, 5/11/27	102,000	97,374
3.00%, 6/20/27(d)	10,000	9,489
1.65%, 5/11/30	55,000	46,029
3.35%, 8/8/32(d)	25,000	22,714
4.45%, 5/6/44	18,000	16,842
4.38%, 5/13/45	18,000	16,431
3.85%, 8/4/46	11,000	9,197
2.65%, 2/8/51	74,000	47,773
Ares Capital Corp. 4.25%, 3/1/25	22,000	21,576
Arrow Electronics, Inc. 2.95%, 2/15/32	25,000	20,886
Arthur J Gallagher & Co. 5.45%, 7/15/34(d)	25,000	24,924
5.75%, 7/15/54	25,000	24,811
Ascension Health 4.85%, 11/15/53	19,000	18,277
AT&T, Inc. 4.25%, 3/1/27(d)	93,000	90,688
2.75%, 6/1/31	43,000	36,648
2.25%, 2/1/32	26,000	20,863
4.35%, 6/15/45	231,000	193,377
4.75%, 5/15/46	10,000	8,767
5.15%, 2/15/50	25,000	22,945

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
3.55%, 9/15/55	$105,000	$71,653
3.80%, 12/1/57	25,000	17,654
Automatic Data Processing, Inc. 1.25%, 9/1/30	100,000	81,056
AutoNation, Inc. 4.50%, 10/1/25	3,000	2,948
3.80%, 11/15/27	5,000	4,659
AutoZone, Inc. 3.25%, 4/15/25	18,000	17,572
3.63%, 4/15/25	64,000	62,841
4.00%, 4/15/30	25,000	23,519
Avangrid, Inc. 3.80%, 6/1/29	25,000	23,313
Avnet, Inc. 3.00%, 5/15/31	49,000	40,506
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27	48,000	45,280
Bank of America Corp. 3.95%, 4/21/25, Series L	29,000	28,526
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	13,000	12,312
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(c)	135,000	125,816
5.93%, 9/15/27, (5.933% fixed rate until 9/15/26; Secured Overnight Financing Rate + 1.34% thereafter)(c)	10,000	10,144
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(c)	117,000	109,367
5.82%, 9/15/29, (5.819% fixed rate until 9/15/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	20,394
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	285,000	230,086
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	100,000	97,489
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(c)	30,000	30,773
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(c)	10,000	8,892
7.75%, 5/14/38	100,000	120,107
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(c)	45,000	31,461
5.00%, 1/21/44	70,000	67,035
4.75%, 4/21/45, Series L	10,000	9,094
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(c)	10,000	8,629
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	5,000	3,212

Baxalta, Inc. 4.00%, 6/23/25	15,000	14,732

Baxter International, Inc. 2.27%, 12/1/28	90,000	78,930

Becton Dickinson & Co.
2.82%, 5/20/30	37,000	32,480
4.69%, 12/15/44	22,000	19,783

Berkshire Hathaway Energy Co. 3.80%, 7/15/48	36,000	27,359

Berkshire Hathaway Finance Corp. 1.85%, 3/12/30(d)	100,000	85,030

Berry Global, Inc. 1.57%, 1/15/26	40,000	37,270

Biogen, Inc. 3.15%, 5/1/50	100,000	66,079

Black Hills Corp. 4.35%, 5/1/33	50,000	45,593

Blue Owl Capital Corp. 4.00%, 3/30/25	40,000	39,076

Blue Owl Capital Corp. III 3.13%, 4/13/27	75,000	67,824

Blue Owl Credit Income Corp. 5.50%, 3/21/25	50,000	49,618

Boardwalk Pipelines LP 4.45%, 7/15/27	18,000	17,556
3.40%, 2/15/31	15,000	13,268

Boeing Co. 4.88%, 5/1/25	55,000	54,541
2.25%, 6/15/26	5,000	4,657
5.15%, 5/1/30	69,000	67,868
3.63%, 2/1/31	50,000	44,779
3.83%, 3/1/59(d)	160,000	110,971
5.93%, 5/1/60	30,000	28,772

Bon Secours Mercy Health, Inc. 3.21%, 6/1/50, Series 20-2	30,000	21,314

BorgWarner, Inc. 2.65%, 7/1/27	12,000	11,081

Boston Properties LP 2.75%, 10/1/26	24,000	22,227
3.40%, 6/21/29	75,000	66,202

BP Capital Markets America, Inc.
3.41%, 2/11/26	25,000	24,252
3.12%, 5/4/26	5,000	4,807
3.59%, 4/14/27	65,000	62,506
4.81%, 2/13/33	75,000	73,195
4.89%, 9/11/33	15,000	14,718
3.38%, 2/8/61	45,000	30,328

Brighthouse Financial, Inc. 5.63%, 5/15/30(d)	100,000	99,536

Bristol-Myers Squibb Co. 3.20%, 6/15/26	7,000	6,735
3.90%, 2/20/28	127,000	122,685
3.40%, 7/26/29	89,000	83,007
4.13%, 6/15/39	10,000	8,729
4.25%, 10/26/49	50,000	41,946
5.65%, 2/22/64	50,000	50,524

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Brixmor Operating Partnership LP 3.90%, 3/15/27	$50,000	$47,684

Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	3,000	2,901
3.50%, 1/15/28	5,000	4,712

Broadcom, Inc. 4.15%, 11/15/30	70,000	65,479
2.45%, 2/15/31(e)	70,000	58,334
3.75%, 2/15/51(e)	70,000	52,389

Bunge Ltd. Finance Corp. 1.63%, 8/17/25	15,000	14,202

Burlington Northern Santa Fe LLC 3.00%, 4/1/25	18,000	17,595
6.15%, 5/1/37	10,000	10,920
5.15%, 9/1/43	48,000	46,857
3.90%, 8/1/46	5,000	4,039
5.20%, 4/15/54	25,000	24,486

Camden Property Trust 3.15%, 7/1/29	6,000	5,462
2.80%, 5/15/30(d)	20,000	17,583

Campbell Soup Co. 4.15%, 3/15/28(d)	20,000	19,304

Capital One Financial Corp. 4.20%, 10/29/25	25,000	24,445
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(c)	100,000	90,763
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	15,000	15,368
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(c)	15,000	15,462

Cardinal Health, Inc. 4.90%, 9/15/45	29,000	25,706

Carlisle Cos., Inc. 3.75%, 12/1/27	12,000	11,413
2.75%, 3/1/30	25,000	21,752

Carrier Global Corp. 5.90%, 3/15/34	100,000	104,525

Caterpillar Financial Services Corp. 4.35%, 5/15/26	10,000	9,882

Caterpillar, Inc. 3.25%, 9/19/49	34,000	25,051

Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	25,000	17,489

Cboe Global Markets, Inc. 3.00%, 3/16/32	30,000	26,054

CBRE Services, Inc. 4.88%, 3/1/26	16,000	15,819
5.95%, 8/15/34(d)	10,000	10,110

CDW LLC/CDW Finance Corp. 3.28%, 12/1/28(d)	25,000	22,533
3.25%, 2/15/29	25,000	22,300

Celanese U.S. Holdings LLC 6.35%, 11/15/28	10,000	10,298
6.55%, 11/15/30	10,000	10,391
6.70%, 11/15/33	10,000	10,513

Cencora, Inc. 3.45%, 12/15/27	25,000	23,669

CenterPoint Energy Houston Electric LLC 2.35%, 4/1/31, Series AE	10,000	8,413

CenterPoint Energy Resources Corp. 1.75%, 10/1/30	74,000	60,190

Charles Schwab Corp. 1.65%, 3/11/31	60,000	47,533
2.90%, 3/3/32	50,000	42,370
5.85%, 5/19/34, (5.853% fixed rate until 5/19/33; Secured Overnight Financing Rate + 2.50% thereafter)(c)	10,000	10,158

Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/26	10,000	10,102
2.30%, 2/1/32	206,000	156,609
6.38%, 10/23/35	5,000	4,841
5.13%, 7/1/49	20,000	15,179
3.70%, 4/1/51	24,000	14,565
6.83%, 10/23/55	43,000	40,732
3.85%, 4/1/61	14,000	8,130

Cheniere Energy Partners LP 5.95%, 6/30/33	30,000	30,135

Chevron Corp. 3.08%, 5/11/50	56,000	39,674

Chevron USA, Inc. 0.69%, 8/12/25	15,000	14,113
3.25%, 10/15/29	26,000	24,213

Children’s Hospital 2.93%, 7/15/50, Series 2020	10,000	6,560

Children’s Hospital Corp. 4.12%, 1/1/47, Series 2017	25,000	21,424

Chubb INA Holdings, Inc. 3.15%, 3/15/25	18,000	17,601
3.05%, 12/15/61	50,000	33,264

Cigna Group 3.40%, 3/1/27	10,000	9,526
3.05%, 10/15/27	110,000	102,785
3.88%, 10/15/47	15,000	11,541
4.90%, 12/15/48	30,000	26,996
5.60%, 2/15/54	75,000	73,902

Cintas Corp. No. 2 3.70%, 4/1/27	48,000	46,514

Cisco Systems, Inc. 5.90%, 2/15/39	38,000	40,810

Citigroup, Inc. 3.88%, 3/26/25	69,000	67,729
4.45%, 9/29/27	83,000	80,470
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	18,907

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(c)	$8,000	$6,770
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	400,000	336,552
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(c)	75,000	63,163
4.65%, 7/23/48	35,000	31,250

Citizens Financial Group, Inc. 2.50%, 2/6/30	50,000	41,485
3.25%, 4/30/30(d)	50,000	43,320

Cleco Corporate Holdings LLC 3.74%, 5/1/26	23,000	22,132

CME Group, Inc. 3.00%, 3/15/25	55,000	53,742
2.65%, 3/15/32	50,000	42,898
4.15%, 6/15/48	5,000	4,302

Coca-Cola Co. 1.65%, 6/1/30	100,000	83,622
2.60%, 6/1/50	5,000	3,229
2.75%, 6/1/60	45,000	28,598

Comcast Corp. 2.35%, 1/15/27	20,000	18,649
3.55%, 5/1/28	20,000	18,992
4.55%, 1/15/29	110,000	108,296
4.25%, 10/15/30	25,000	23,923
4.80%, 5/15/33	10,000	9,783
6.45%, 3/15/37	27,000	29,603
4.60%, 10/15/38	15,000	13,815
4.00%, 8/15/47	15,000	12,030
4.70%, 10/15/48	12,000	10,842
4.05%, 11/1/52	100,000	79,024
5.35%, 5/15/53	15,000	14,642
4.95%, 10/15/58(d)	28,000	25,934
5.50%, 5/15/64	10,000	9,833

Conagra Brands, Inc. 1.38%, 11/1/27	25,000	21,741
7.00%, 10/1/28	19,000	20,313

ConocoPhillips Co. 5.05%, 9/15/33	10,000	9,971
6.50%, 2/1/39	9,000	10,185
5.30%, 5/15/53	40,000	39,264
5.55%, 3/15/54	10,000	10,124

Consolidated Edison Co. of New York, Inc. 4.50%, 12/1/45	75,000	65,035
4.00%, 11/15/57, Series C	43,000	33,620
3.70%, 11/15/59	60,000	42,927

Constellation Brands, Inc. 4.40%, 11/15/25	66,000	65,034
3.15%, 8/1/29	50,000	45,382
5.25%, 11/15/48	19,000	17,935

Consumers Energy Co. 4.63%, 5/15/33	25,000	24,189
3.10%, 8/15/50	60,000	41,471

Corebridge Financial, Inc. 4.40%, 4/5/52	25,000	20,118

Corning, Inc. 5.85%, 11/15/68	18,000	17,770
5.45%, 11/15/79	10,000	9,273

Costco Wholesale Corp. 3.00%, 5/18/27(d)	5,000	4,772
1.60%, 4/20/30	40,000	33,338
1.75%, 4/20/32	5,000	4,001

Crown Castle, Inc. 2.10%, 4/1/31	100,000	80,268
4.75%, 5/15/47	50,000	42,373
3.25%, 1/15/51(d)	15,000	10,151

CSX Corp. 2.40%, 2/15/30	20,000	17,375
4.30%, 3/1/48	20,000	17,093
3.35%, 9/15/49	50,000	35,923
4.50%, 8/1/54	18,000	15,688

CVS Health Corp. 3.25%, 8/15/29	25,000	22,771
1.88%, 2/28/31	55,000	44,247
5.30%, 12/5/43	23,000	21,402
5.05%, 3/25/48	35,000	31,284
5.63%, 2/21/53	60,000	57,678

Danaher Corp. 2.60%, 10/1/50	5,000	3,152

Darden Restaurants, Inc. 3.85%, 5/1/27	53,000	50,974

Dell International LLC/EMC Corp. 6.02%, 6/15/26	15,000	15,168
4.90%, 10/1/26	25,000	24,780
3.38%, 12/15/41	10,000	7,297
8.35%, 7/15/46	6,000	7,607
3.45%, 12/15/51	4,000	2,750

Devon Energy Corp. 5.60%, 7/15/41(d)	15,000	14,171

DH Europe Finance II SARL 3.25%, 11/15/39	25,000	19,897

Digital Realty Trust LP 3.60%, 7/1/29	50,000	46,116

Dignity Health 5.27%, 11/1/64	25,000	23,348

Discovery Communications LLC 5.20%, 9/20/47	10,000	8,145
4.00%, 9/15/55	47,000	31,152

Dollar General Corp. 3.50%, 4/3/30	50,000	45,237
5.45%, 7/5/33(d)	10,000	9,937

Dollar Tree, Inc. 4.20%, 5/15/28	50,000	48,198

Dominion Energy, Inc. 1.45%, 4/15/26, Series A	62,000	57,271

Dover Corp. 3.15%, 11/15/25	23,000	22,189

Dow Chemical Co. 4.25%, 10/1/34	17,000	15,663
9.40%, 5/15/39	15,000	20,029

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
5.25%, 11/15/41	$110,000	$103,244
4.38%, 11/15/42	5,000	4,224

DTE Electric Co. 1.90%, 4/1/28, Series A	60,000	53,455
3.75%, 8/15/47	50,000	38,607

Duke Energy Carolinas LLC 3.70%, 12/1/47	43,000	32,148

Duke Energy Corp. 3.15%, 8/15/27	100,000	93,719
3.95%, 8/15/47	70,000	53,319

Duke Energy Florida LLC 6.40%, 6/15/38	43,500	46,972

Duke Energy Indiana LLC 2.75%, 4/1/50	102,000	63,563

Eastern Gas Transmission & Storage, Inc. 4.60%, 12/15/44	35,000	29,879

Eastman Chemical Co. 4.80%, 9/1/42	23,000	20,200

Eaton Vance Corp. 3.50%, 4/6/27	18,000	17,151

eBay, Inc. 4.00%, 7/15/42	15,000	11,916

Ecolab, Inc. 2.70%, 11/1/26	5,000	4,741
3.25%, 12/1/27	25,000	23,695
2.13%, 8/15/50	13,000	7,522

Elevance Health, Inc. 3.65%, 12/1/27	25,000	23,912
4.63%, 5/15/42	99,000	89,182
4.65%, 8/15/44	15,000	13,361

Eli Lilly & Co. 5.50%, 3/15/27	25,000	25,601
5.10%, 2/9/64	50,000	49,164

Emerson Electric Co. 1.80%, 10/15/27	35,000	31,522

Enbridge Energy Partners LP 5.88%, 10/15/25	5,000	5,031

Energy Transfer LP 5.95%, 12/1/25	15,000	15,095
3.90%, 7/15/26	5,000	4,838
6.05%, 12/1/26	10,000	10,188
4.20%, 4/15/27	20,000	19,399
5.50%, 6/1/27	50,000	50,203
4.15%, 9/15/29	163,000	153,828
6.40%, 12/1/30	10,000	10,493
6.25%, 4/15/49	70,000	70,759

Entergy Corp. 2.40%, 6/15/31	50,000	41,205

Entergy Louisiana LLC 4.00%, 3/15/33	85,000	77,332

Enterprise Products Operating LLC 6.88%, 3/1/33, Series D	44,000	49,015
4.25%, 2/15/48	109,000	91,256

EPR Properties 4.75%, 12/15/26	50,000	48,072

Equifax, Inc. 5.10%, 12/15/27(d)	100,000	99,635

Equinix, Inc. 2.95%, 9/15/51	21,000	13,383

Equitable Holdings, Inc. 4.35%, 4/20/28	59,000	56,879

ERP Operating LP 3.00%, 7/1/29	25,000	22,665

Essential Utilities, Inc. 2.70%, 4/15/30	10,000	8,616

Essex Portfolio LP 1.65%, 1/15/31	25,000	19,556
2.65%, 9/1/50	30,000	17,472

Estee Lauder Cos., Inc. 1.95%, 3/15/31	40,000	32,818

Evergy Metro, Inc. 4.95%, 4/15/33	25,000	24,464

Eversource Energy 4.25%, 4/1/29, Series O	8,000	7,627

Expedia Group, Inc. 3.80%, 2/15/28	5,000	4,731

Exxon Mobil Corp. 2.28%, 8/16/26(d)	30,000	28,365
4.33%, 3/19/50	108,000	94,157

FedEx Corp. 4.20%, 10/17/28	18,000	17,358
4.40%, 1/15/47	63,000	52,386

Fifth Third Bancorp 2.55%, 5/5/27	20,000	18,371
3.95%, 3/14/28(d)	25,000	23,775
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(c)	50,000	49,637

Fiserv, Inc. 3.20%, 7/1/26	17,000	16,242
4.20%, 10/1/28	15,000	14,394
5.63%, 8/21/33	10,000	10,118
4.40%, 7/1/49	25,000	20,934

Flex Ltd. 6.00%, 1/15/28	100,000	101,679

Florida Power & Light Co. 4.13%, 6/1/48	53,000	44,259

FMC Corp. 4.50%, 10/1/49	72,000	53,563

Ford Motor Co. 4.35%, 12/8/26	100,000	97,193
3.25%, 2/12/32	50,000	41,068
5.29%, 12/8/46(d)	50,000	43,322

Fortune Brands Innovations, Inc. 3.25%, 9/15/29	15,000	13,565

Fox Corp. 6.50%, 10/13/33	40,000	42,040
5.48%, 1/25/39	5,000	4,675

Franciscan Missionaries of Our Lady Health System, Inc. 3.91%, 7/1/49, Series B	90,000	70,470

Franklin Resources, Inc. 2.85%, 3/30/25	25,000	24,364

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

GE HealthCare Technologies, Inc. 5.65%, 11/15/27	$100,000	$101,576

General Dynamics Corp. 3.25%, 4/1/25	25,000	24,481
3.75%, 5/15/28	23,000	22,144

General Electric Co. 5.88%, 1/14/38	24,000	25,519

General Motors Co. 4.20%, 10/1/27	71,000	68,439
6.60%, 4/1/36	68,000	71,418

General Motors Financial Co., Inc. 4.35%, 1/17/27	30,000	29,211
5.80%, 6/23/28	10,000	10,154
5.75%, 2/8/31	25,000	24,942

Georgia Power Co. 3.25%, 4/1/26	18,000	17,301
5.25%, 3/15/34	40,000	39,884

Gilead Sciences, Inc. 1.20%, 10/1/27	50,000	44,002
5.25%, 10/15/33	10,000	10,121
5.65%, 12/1/41	38,000	38,698
5.55%, 10/15/53	10,000	10,212

Global Payments, Inc. 5.40%, 8/15/32	100,000	98,709

GLP Capital LP/GLP Financing II, Inc. 5.25%, 6/1/25	15,000	14,881
5.75%, 6/1/28	23,000	22,852
4.00%, 1/15/30	30,000	27,038

Goldman Sachs Group, Inc. 3.75%, 2/25/26	37,000	36,083
5.80%, 8/10/26, (5.798% fixed rate until 8/10/25; Secured Overnight Financing Rate + 1.075% thereafter)(c)	20,000	20,114
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	100,000	92,685
5.95%, 1/15/27	23,000	23,483
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(c)	23,000	21,946
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	25,000	26,210
3.80%, 3/15/30	146,000	135,857
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(c)	25,000	20,054
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(c)	10,000	10,812
6.45%, 5/1/36	22,000	23,527
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(c)	45,000	38,598
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(c)	5,000	4,433
6.25%, 2/1/41	10,000	10,802
4.80%, 7/8/44	65,000	59,295

Hackensack Meridian Health, Inc. 2.68%, 9/1/41, Series 2020	25,000	17,878

Haleon U.K. Capital PLC 3.13%, 3/24/25	300,000	292,701

Halliburton Co. 4.50%, 11/15/41	65,000	57,474

Hartford Financial Services Group, Inc. 5.95%, 10/15/36	40,000	41,428

Hasbro, Inc. 3.55%, 11/19/26	20,000	18,983
3.50%, 9/15/27	9,000	8,452

HCA, Inc. 5.20%, 6/1/28	10,000	9,963
5.63%, 9/1/28	43,000	43,349
3.63%, 3/15/32	15,000	13,118
5.50%, 6/1/33(d)	10,000	9,946
5.13%, 6/15/39	75,000	69,835
4.63%, 3/15/52	15,000	12,295
5.90%, 6/1/53	10,000	9,833
6.10%, 4/1/64	75,000	74,234

Healthcare Realty Holdings LP 3.75%, 7/1/27	5,000	4,693
2.00%, 3/15/31(d)	20,000	15,685

Healthpeak OP LLC 6.75%, 2/1/41	40,000	43,862

Hershey Co. 2.30%, 8/15/26	93,000	87,814

Hess Corp. 4.30%, 4/1/27	30,000	29,242
7.88%, 10/1/29	38,000	42,641
7.13%, 3/15/33	25,000	28,060

Hewlett Packard Enterprise Co. 6.20%, 10/15/35	23,000	24,043

Home Depot, Inc. 1.38%, 3/15/31	105,000	83,119
5.88%, 12/16/36	15,000	15,990
4.88%, 2/15/44	11,000	10,337
3.35%, 4/15/50	100,000	72,580

Honeywell International, Inc. 2.50%, 11/1/26	10,000	9,427
3.81%, 11/21/47	80,000	64,676

Hormel Foods Corp. 1.80%, 6/11/30	20,000	16,614

HP, Inc. 3.00%, 6/17/27	20,000	18,689

Hubbell, Inc. 3.15%, 8/15/27	48,000	45,061

Humana, Inc. 5.75%, 3/1/28	100,000	101,969
4.80%, 3/15/47	18,000	15,696

Huntington Bancshares, Inc. 4.00%, 5/15/25	18,000	17,680
6.21%, 8/21/29, (6.208% fixed rate until 8/21/28; Secured Overnight Financing Rate + 2.02% thereafter)(c)	10,000	10,176

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Huntington Ingalls Industries, Inc. 2.04%, 8/16/28	$25,000	$21,744
4.20%, 5/1/30	3,000	2,823

Hyatt Hotels Corp. 5.38%, 4/23/25	25,000	24,957

Ingersoll Rand, Inc. 5.70%, 8/14/33	10,000	10,181

Intel Corp. 3.70%, 7/29/25	25,000	24,492
4.88%, 2/10/28	35,000	34,913
3.90%, 3/25/30	25,000	23,532
5.20%, 2/10/33	30,000	30,034
3.25%, 11/15/49	120,000	83,062

Intercontinental Exchange, Inc. 3.75%, 12/1/25	5,000	4,876
3.10%, 9/15/27	5,000	4,700
4.60%, 3/15/33	50,000	47,862
3.00%, 6/15/50(d)	40,000	26,897

International Business Machines Corp. 4.50%, 2/6/28	100,000	98,709
4.00%, 6/20/42	120,000	99,910
4.25%, 5/15/49(d)	20,000	16,773

International Flavors & Fragrances, Inc. 5.00%, 9/26/48	5,000	4,199

International Paper Co. 4.80%, 6/15/44	4,000	3,567
4.35%, 8/15/48(d)	19,000	16,135

Intuit, Inc. 1.35%, 7/15/27	25,000	22,314
5.20%, 9/15/33	10,000	10,109

IQVIA, Inc. 6.25%, 2/1/29	10,000	10,299

ITC Holdings Corp. 5.30%, 7/1/43	15,000	14,091

JM Smucker Co. 6.20%, 11/15/33(d)	10,000	10,584
6.50%, 11/15/53	10,000	10,901

Jabil, Inc. 3.95%, 1/12/28	8,000	7,573
5.45%, 2/1/29	50,000	49,978

Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/25	3,000	2,968

JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 3/15/34(e)	75,000	77,347

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 1/15/27	10,000	9,189
3.00%, 5/15/32	10,000	8,020
5.75%, 4/1/33(d)	15,000	14,573

Jefferies Financial Group, Inc. 6.45%, 6/8/27	25,000	25,785
5.88%, 7/21/28	10,000	10,199

JetBlue Pass-Through Trust 4.00%, 5/15/34, Series 2020-1, Class A	40,184	36,801

John Deere Capital Corp. 3.45%, 3/13/25	25,000	24,556
3.40%, 6/6/25	145,000	142,085
2.80%, 9/8/27	31,000	29,040
4.95%, 7/14/28	10,000	10,063
2.45%, 1/9/30	35,000	30,798
4.70%, 6/10/30	10,000	9,928
5.15%, 9/8/33, Series I(d)	10,000	10,181

Johnson & Johnson 2.95%, 3/3/27	21,000	20,081
4.95%, 5/15/33	25,000	25,950
3.55%, 3/1/36	14,000	12,388
3.40%, 1/15/38	100,000	84,905
4.50%, 9/1/40	12,000	11,412

Johnson Controls International PLC 6.00%, 1/15/36	13,000	13,676

JPMorgan Chase & Co.
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(c)	25,000	24,101
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	50,000	46,523
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(c)	150,000	146,433
6.07%, 10/22/27, (6.07% fixed rate until 10/22/26; Secured Overnight Financing Rate + 1.33% thereafter)(c)	15,000	15,292
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	75,000	73,233
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	13,000	12,362
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	48,000	45,235
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.552% thereafter)(c)	20,000	19,224
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	20,000	20,061
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	20,694
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	125,000	104,582
4.59%, 4/26/33, (4.586% fixed rate until 4/26/32; Secured Overnight Financing Rate + 1.80% thereafter)(c)	100,000	95,015
6.25%, 10/23/34, (6.254% fixed rate until 10/23/33; Secured Overnight Financing Rate + 1.81% thereafter)(c)	25,000	26,561
5.63%, 8/16/43	118,000	121,181
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	25,000	20,111

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(c)	$23,000	$18,420
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)	55,000	37,788

Juniper Networks, Inc. 2.00%, 12/10/30	17,000	13,707

Kaiser Foundation Hospitals 3.00%, 6/1/51, Series 2021	60,000	41,288

Kenvue, Inc. 5.05%, 3/22/28	10,000	10,065
5.00%, 3/22/30	10,000	10,025
4.90%, 3/22/33	10,000	9,893

Keurig Dr. Pepper, Inc. 2.55%, 9/15/26	8,000	7,507
4.42%, 12/15/46	23,000	19,457

KeyBank NA 4.15%, 8/8/25(d)	250,000	242,187

Keysight Technologies, Inc. 4.60%, 4/6/27	25,000	24,614

Kimberly-Clark Corp. 3.90%, 5/4/47	50,000	40,563

Kimco Realty OP LLC 2.80%, 10/1/26	5,000	4,686
3.70%, 10/1/49	50,000	36,003

Kinder Morgan Energy Partners LP 5.50%, 3/1/44	18,000	16,676
5.40%, 9/1/44	59,000	53,969

Kinder Morgan, Inc. 4.30%, 3/1/28	35,000	33,951
5.30%, 12/1/34	125,000	121,902

KLA Corp. 5.00%, 3/15/49	25,000	24,079
3.30%, 3/1/50	25,000	18,000

Kraft Heinz Foods Co. 3.75%, 4/1/30(d)	16,000	14,932
4.38%, 6/1/46	55,000	45,676

Kroger Co. 3.70%, 8/1/27	22,000	21,119
5.15%, 8/1/43	18,000	16,757
5.40%, 1/15/49	19,000	18,564

Lam Research Corp. 4.00%, 3/15/29	19,000	18,320

Legg Mason, Inc. 5.63%, 1/15/44	5,000	5,023

Leland Stanford Junior University 1.29%, 6/1/27	25,000	22,478

Linde, Inc. 3.20%, 1/30/26	25,000	24,239
2.00%, 8/10/50	15,000	8,454

Lockheed Martin Corp. 5.10%, 11/15/27	50,000	50,547
6.15%, 9/1/36, Series B	39,000	42,232

Lowe’s Cos., Inc. 3.35%, 4/1/27	50,000	47,648
2.63%, 4/1/31	10,000	8,531
4.05%, 5/3/47	15,000	11,898
3.50%, 4/1/51	25,000	17,657
5.80%, 9/15/62	50,000	49,994

LYB International Finance BV 4.88%, 3/15/44	5,000	4,390

LYB International Finance III LLC 3.80%, 10/1/60	5,000	3,391

LyondellBasell Industries NV 4.63%, 2/26/55	20,000	16,445

Marathon Petroleum Corp. 6.50%, 3/1/41	25,000	26,567
5.00%, 9/15/54	3,000	2,589

Markel Group, Inc. 3.35%, 9/17/29	50,000	45,087

Marriott International, Inc. 3.50%, 10/15/32, Series GG	100,000	87,351

Marsh & McLennan Cos., Inc. 3.75%, 3/14/26	28,000	27,329
2.38%, 12/15/31	100,000	83,153
5.15%, 3/15/34	50,000	49,851
4.90%, 3/15/49	20,000	18,524
5.70%, 9/15/53	10,000	10,363
5.45%, 3/15/54	20,000	19,909

Martin Marietta Materials, Inc. 3.50%, 12/15/27	5,000	4,747

Masco Corp. 4.50%, 5/15/47	20,000	16,734

Mass General Brigham, Inc. 3.19%, 7/1/49, Series 2020(d)	25,000	18,081
3.34%, 7/1/60, Series 2020	25,000	17,275

Massachusetts Institute of Technology 3.89%, 7/1/2116	89,000	67,328

Mastercard, Inc. 3.50%, 2/26/28	31,000	29,782
2.00%, 11/18/31	100,000	82,114
3.80%, 11/21/46	25,000	20,679

Mayo Clinic 3.20%, 11/15/61, Series 2021	35,000	24,002

McCormick & Co., Inc. 4.20%, 8/15/47	20,000	16,631

McDonald’s Corp. 6.30%, 10/15/37, Series I	69,000	75,244
3.70%, 2/15/42	79,000	63,572
4.45%, 3/1/47	65,000	55,945

Medtronic, Inc. 4.38%, 3/15/35	10,000	9,438

Merck & Co., Inc. 4.30%, 5/17/30	100,000	97,379
4.50%, 5/17/33	15,000	14,598
4.15%, 5/18/43	50,000	43,682
5.00%, 5/17/53	15,000	14,564

Meta Platforms, Inc. 4.60%, 5/15/28	15,000	14,946
4.80%, 5/15/30	10,000	10,001
3.85%, 8/15/32	100,000	92,675
4.95%, 5/15/33	15,000	15,020
5.60%, 5/15/53	20,000	20,741

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
5.75%, 5/15/63	$15,000	$15,719

MetLife, Inc. 3.60%, 11/13/25	69,000	67,333
5.38%, 7/15/33	10,000	10,063
5.70%, 6/15/35	32,000	33,142

Micron Technology, Inc. 4.98%, 2/6/26	125,000	124,311
5.88%, 9/15/33(d)	25,000	25,496

Microsoft Corp. 3.40%, 6/15/27(e)	82,000	78,743
3.45%, 8/8/36	25,000	22,043
4.10%, 2/6/37	48,000	45,306
2.53%, 6/1/50	200,000	129,100
3.95%, 8/8/56(d)	30,000	25,311

Mid-America Apartments LP 3.95%, 3/15/29(d)	25,000	23,865

MidAmerican Energy Co. 3.15%, 4/15/50	9,000	6,159

Molson Coors Beverage Co. 5.00%, 5/1/42	30,000	27,959

Mondelez International, Inc. 1.50%, 5/4/25	50,000	47,810
2.75%, 4/13/30	100,000	88,384

Moody’s Corp. 3.25%, 1/15/28	18,000	16,948
4.88%, 12/17/48	30,000	27,803

Morgan Stanley 4.35%, 9/8/26	121,000	118,308
3.59%, 7/22/28(c)	372,000	352,191
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(c)	139,000	131,426
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	20,000	20,089
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	13,634
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	53,040
5.42%, 7/21/34, (5.424% fixed rate until 7/21/33; Secured Overnight Financing Rate + 1.88% thereafter)(c)	20,000	19,909
6.63%, 11/1/34, (6.627% fixed rate until 11/1/33; Secured Overnight Financing Rate + 2.05% thereafter)(c)	15,000	16,284
3.97%, 7/22/38	21,000	17,933
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(c)	100,000	75,360
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(c)	50,000	32,189

Mosaic Co. 4.88%, 11/15/41	10,000	8,767

Motorola Solutions, Inc. 2.30%, 11/15/30	25,000	20,608

Mount Sinai Hospital 3.74%, 7/1/49, Series 2019	31,000	23,248

MPLX LP 4.00%, 3/15/28	18,000	17,252
4.70%, 4/15/48	50,000	41,918

Nasdaq, Inc. 3.95%, 3/7/52	50,000	38,054

National Rural Utilities Cooperative Finance Corp. 3.25%, 11/1/25	10,000	9,697
3.40%, 2/7/28	5,000	4,729
3.90%, 11/1/28	18,000	17,278
4.02%, 11/1/32	18,000	16,631

NBCUniversal Media LLC 5.95%, 4/1/41	5,000	5,211

New York & Presbyterian Hospital 2.61%, 8/1/60	25,000	14,321

Newmont Corp. 4.88%, 3/15/42	20,000	18,405

NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/25	15,000	15,083
1.90%, 6/15/28(d)	25,000	21,908
3.50%, 4/1/29	145,000	134,189
3.00%, 1/15/52	75,000	47,623

NIKE, Inc. 2.40%, 3/27/25	26,000	25,282
2.38%, 11/1/26	25,000	23,527
2.85%, 3/27/30	17,000	15,294
3.88%, 11/1/45(d)	5,000	4,140
3.38%, 11/1/46	20,000	15,141

NiSource, Inc. 0.95%, 8/15/25	54,000	50,704
3.49%, 5/15/27	10,000	9,510
5.25%, 2/15/43	12,000	11,335
4.38%, 5/15/47	25,000	20,682
3.95%, 3/30/48	18,000	13,868

Norfolk Southern Corp. 3.15%, 6/1/27	23,000	21,803
4.05%, 8/15/52	5,000	3,996
3.70%, 3/15/53	25,000	18,628
5.35%, 8/1/54(d)	10,000	9,821

Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.406% thereafter)(c)	25,000	23,206

Northrop Grumman Corp. 3.20%, 2/1/27	53,000	50,517
4.70%, 3/15/33(d)	100,000	96,602

NOV, Inc. 3.95%, 12/1/42	13,000	9,714

NSTAR Electric Co. 4.95%, 9/15/52	25,000	23,170

NVIDIA Corp. 2.85%, 4/1/30	10,000	9,011
3.50%, 4/1/50	50,000	39,267

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery 2.67%, 10/1/50, Series 2020	$16,000	$10,018

NYU Langone Hospitals 4.78%, 7/1/44	10,000	9,388
3.38%, 7/1/55, Series 2020	25,000	18,024

O’Reilly Automotive, Inc. 3.55%, 3/15/26	17,000	16,454
3.90%, 6/1/29	13,000	12,343

Occidental Petroleum Corp. 8.88%, 7/15/30	10,000	11,570
6.63%, 9/1/30	10,000	10,528
6.13%, 1/1/31	10,000	10,252
6.45%, 9/15/36	15,000	15,836
6.60%, 3/15/46(d)	10,000	10,643

Ohio Power Co. 1.63%, 1/15/31, Series Q	50,000	39,929

Omega Healthcare Investors, Inc. 4.50%, 4/1/27	18,000	17,326
4.75%, 1/15/28	23,000	22,083
3.63%, 10/1/29	41,000	36,023

Oncor Electric Delivery Co. LLC 0.55%, 10/1/25	25,000	23,264
4.55%, 9/15/32	100,000	96,108

ONEOK, Inc. 4.00%, 7/13/27	18,000	17,352
4.55%, 7/15/28	50,000	48,881
6.05%, 9/1/33	10,000	10,307
4.20%, 10/3/47	38,000	29,245
5.20%, 7/15/48	50,000	45,199
6.63%, 9/1/53	15,000	16,160

Oracle Corp. 2.50%, 4/1/25	20,000	19,373
2.65%, 7/15/26	136,000	128,126
3.25%, 11/15/27	17,000	15,947
4.90%, 2/6/33	117,000	113,127
5.38%, 7/15/40	10,000	9,571
4.00%, 11/15/47	110,000	84,275

Orlando Health Obligated Group 3.33%, 10/1/50	38,000	27,838

Otis Worldwide Corp. 2.06%, 4/5/25	25,000	24,087

Owens Corning 4.30%, 7/15/47	23,000	18,881

PACCAR Financial Corp. 1.10%, 5/11/26	50,000	46,112

Pacific Gas & Electric Co. 2.95%, 3/1/26	14,000	13,292
2.50%, 2/1/31	125,000	102,580
6.40%, 6/15/33	50,000	52,051

PacifiCorp 4.10%, 2/1/42	50,000	39,731
3.30%, 3/15/51	100,000	65,782
5.50%, 5/15/54	10,000	9,344

Packaging Corp. of America 3.40%, 12/15/27(d)	25,000	23,648

Paramount Global 3.38%, 2/15/28	5,000	4,394
4.85%, 7/1/42	15,000	10,818
4.90%, 8/15/44	5,000	3,521
4.60%, 1/15/45	50,000	34,529
4.95%, 5/19/50	20,000	14,350

Parker-Hannifin Corp. 4.25%, 9/15/27(d)	75,000	73,373
3.25%, 6/14/29	13,000	11,967
6.25%, 5/15/38, Series A	15,000	16,177

PayPal Holdings, Inc. 1.65%, 6/1/25	100,000	95,751

PeaceHealth Obligated Group 4.79%, 11/15/48, Series 2018	20,000	17,677

PECO Energy Co. 3.90%, 3/1/48	20,000	16,111

PepsiCo, Inc. 2.63%, 3/19/27	14,000	13,168
3.00%, 10/15/27	8,000	7,544
2.75%, 3/19/30	30,000	26,786
3.90%, 7/18/32	75,000	70,435
3.38%, 7/29/49	20,000	15,065

Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/25	25,000	24,852
4.45%, 5/19/26	25,000	24,683
4.45%, 5/19/28	35,000	34,344
4.65%, 5/19/30	25,000	24,613
4.75%, 5/19/33	40,000	39,002
5.34%, 5/19/63	35,000	33,746

Pfizer, Inc. 3.00%, 12/15/26(d)	10,000	9,539
3.60%, 9/15/28(d)	50,000	47,796
4.10%, 9/15/38	36,000	32,031
7.20%, 3/15/39	39,000	46,381

PG&E Wildfire Recovery Funding LLC 5.21%, 12/1/49, Series A-4	75,000	74,099

Philip Morris International, Inc. 2.10%, 5/1/30	75,000	63,280
1.75%, 11/1/30	30,000	24,256
4.88%, 11/15/43	32,000	28,806

Phillips 66 3.90%, 3/15/28	11,000	10,589
5.88%, 5/1/42	47,000	48,592

Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	5,000	4,190

Pilgrim’s Pride Corp. 6.25%, 7/1/33	30,000	30,384

Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/26	15,000	14,717
6.65%, 1/15/37(d)	48,000	50,777

PNC Financial Services Group, Inc.
5.81%, 6/12/26, (5.812% fixed rate until 6/12/25; Secured Overnight Financing Rate + 1.322% thereafter)(c)(d)	10,000	10,015

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
6.62%, 10/20/27, (6.615% fixed rate until 10/20/26; Secured Overnight Financing Index + 1.73% thereafter)(c)	$10,000	$10,273
3.45%, 4/23/29	20,000	18,477
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.84% thereafter)(c)	20,000	20,135
2.55%, 1/22/30	85,000	73,021
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(c)	20,000	21,692

PPG Industries, Inc. 1.20%, 3/15/26	25,000	23,115

PPL Electric Utilities Corp. 5.00%, 5/15/33	100,000	99,480

Procter & Gamble Co. 2.80%, 3/25/27	25,000	23,675
3.00%, 3/25/30	35,000	32,041

Progressive Corp. 3.00%, 3/15/32	25,000	21,639
3.95%, 3/26/50	12,000	9,785

Prologis LP 1.25%, 10/15/30	60,000	47,630
5.25%, 6/15/53	40,000	38,815

Providence St. Joseph Health Obligated Group 3.74%, 10/1/47, Series I	33,000	25,388

Prudential Financial, Inc.
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.940% thereafter)(c)	5,000	4,893
6.00%, 9/1/52, (6.00% fixed rate until 6/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)	80,000	79,783

Public Service Co. of Colorado 3.60%, 9/15/42	115,000	88,479

Public Service Electric & Gas Co. 3.60%, 12/1/47	56,000	43,047

Public Storage Operating Co. 5.35%, 8/1/53(d)	25,000	24,897

PVH Corp. 4.63%, 7/10/25	25,000	24,656

QUALCOMM, Inc. 1.65%, 5/20/32	5,000	3,908
4.65%, 5/20/35	62,000	60,664
4.50%, 5/20/52	50,000	44,166

Quanta Services, Inc. 2.90%, 10/1/30	25,000	21,685

Radian Group, Inc. 4.88%, 3/15/27	25,000	24,314

Raymond James Financial, Inc. 4.65%, 4/1/30	25,000	24,735

Realty Income Corp. 3.00%, 1/15/27	5,000	4,716
3.95%, 8/15/27	5,000	4,830
4.90%, 7/15/33	45,000	42,968

Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/50	70,000	43,676

Reliance, Inc. 1.30%, 8/15/25	25,000	23,472

Republic Services, Inc. 6.20%, 3/1/40	50,000	54,548

Rockwell Automation, Inc. 4.20%, 3/1/49(d)	13,000	11,089

Roper Technologies, Inc. 3.80%, 12/15/26	30,000	29,011
1.40%, 9/15/27	18,000	15,912

RTX Corp. 3.95%, 8/16/25	25,000	24,525
5.75%, 11/8/26	10,000	10,149
3.50%, 3/15/27	50,000	47,807
6.00%, 3/15/31	10,000	10,422
6.10%, 3/15/34	10,000	10,577
4.80%, 12/15/43	5,000	4,498
4.35%, 4/15/47	56,000	46,871
4.05%, 5/4/47	35,000	28,082
6.40%, 3/15/54	15,000	16,622

RWJ Barnabas Health, Inc. 3.95%, 7/1/46	24,000	19,656

S&P Global, Inc. 2.90%, 3/1/32	70,000	60,346

Sabine Pass Liquefaction LLC 5.88%, 6/30/26	25,000	25,208
5.00%, 3/15/27	12,000	11,918
4.20%, 3/15/28	75,000	72,398

Sabra Health Care LP 5.13%, 8/15/26	28,000	27,497
3.90%, 10/15/29	10,000	8,919

Salesforce, Inc. 3.70%, 4/11/28	8,000	7,722
2.70%, 7/15/41	25,000	17,852

San Diego Gas & Electric Co. 3.70%, 3/15/52	150,000	112,021

Sempra 5.40%, 8/1/26	25,000	25,070

Sherwin-Williams Co. 4.25%, 8/8/25	100,000	98,515
2.95%, 8/15/29	10,000	8,996
4.50%, 6/1/47	5,000	4,322
3.80%, 8/15/49	5,000	3,866

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	65,000	61,948

Simon Property Group LP 3.30%, 1/15/26	5,000	4,827
3.25%, 11/30/26	23,000	21,933
3.38%, 6/15/27	100,000	94,950

Southern California Edison Co. 4.65%, 10/1/43	69,000	60,593
4.88%, 3/1/49, Series B	38,000	33,802

Southern California Gas Co. 2.95%, 4/15/27	25,000	23,527
5.75%, 6/1/53	50,000	50,602

Southern Co. 3.25%, 7/1/26	67,000	64,107
4.40%, 7/1/46	50,000	42,333

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
4.00%, 1/15/51, Series B, (4.00% fixed rate until 10/15/25; 5-year Constant Maturity Treasury Rate + 3.733% thereafter)(c)	$100,000	$96,205

Southern Co. Gas Capital Corp. 4.40%, 6/1/43	21,000	17,464

Southern Power Co. 0.90%, 1/15/26	35,000	32,287

Southwest Airlines Co. 5.13%, 6/15/27	37,000	36,889

Southwest Gas Corp. 3.80%, 9/29/46	25,000	18,382

Southwestern Electric Power Co. 3.25%, 11/1/51	75,000	49,207

Sprint Capital Corp. 6.88%, 11/15/28	100,000	106,617

Stanford Health Care 3.80%, 11/15/48, Series 2018	18,000	14,603

Stanley Black & Decker, Inc. 2.75%, 11/15/50	4,000	2,333

Starbucks Corp. 2.45%, 6/15/26	5,000	4,722
2.00%, 3/12/27	70,000	64,172
4.00%, 11/15/28(d)	5,000	4,833
3.50%, 11/15/50	50,000	36,612

State Street Corp. 5.27%, 8/3/26	10,000	10,036
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(c)	25,000	25,592
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	70,831

Steel Dynamics, Inc. 3.45%, 4/15/30	90,000	81,829

Sutter Health 3.16%, 8/15/40, Series 20A	60,000	46,114

Synchrony Financial 3.70%, 8/4/26	5,000	4,721
5.15%, 3/19/29	36,000	34,376

Sysco Corp. 3.30%, 7/15/26	63,000	60,496
6.60%, 4/1/50	25,000	28,262

T-Mobile USA, Inc. 3.50%, 4/15/25	40,000	39,117
5.38%, 4/15/27	60,000	59,956
4.95%, 3/15/28	50,000	49,710
4.80%, 7/15/28	10,000	9,873
3.38%, 4/15/29	50,000	45,935
5.20%, 1/15/33	50,000	49,705
5.75%, 1/15/34	10,000	10,307
5.75%, 1/15/54	10,000	10,131
6.00%, 6/15/54	10,000	10,506
5.80%, 9/15/62	100,000	101,550

Tampa Electric Co. 4.45%, 6/15/49	65,000	54,854

Tapestry, Inc. 4.13%, 7/15/27	14,000	13,305
7.70%, 11/27/30	10,000	10,628
7.85%, 11/27/33	10,000	10,831

Targa Resources Corp. 6.15%, 3/1/29	10,000	10,315
6.50%, 3/30/34	10,000	10,623

Target Corp. 2.50%, 4/15/26	129,000	123,235
4.00%, 7/1/42(d)	35,000	30,196

Teledyne FLIR LLC 2.50%, 8/1/30	25,000	21,141

Texas Instruments, Inc. 2.90%, 11/3/27	27,000	25,361
4.15%, 5/15/48	64,000	54,401
5.05%, 5/18/63(d)	10,000	9,573

Thermo Fisher Scientific, Inc. 5.09%, 8/10/33	10,000	10,056

Time Warner Cable LLC 6.75%, 6/15/39	80,500	75,919
5.88%, 11/15/40	25,000	21,532

TJX Cos., Inc. 3.88%, 4/15/30	20,000	18,977

Toll Brothers Finance Corp. 4.88%, 3/15/27	50,000	49,176

Toyota Motor Credit Corp. 4.45%, 5/18/26	10,000	9,897
4.55%, 9/20/27	150,000	148,765
3.05%, 1/11/28	15,000	14,126
2.15%, 2/13/30	30,000	25,792
5.55%, 11/20/30	10,000	10,329
1.65%, 1/10/31	30,000	24,375

Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/28	45,000	42,944

Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/42	15,000	13,061

Travelers Cos., Inc. 6.25%, 6/15/37	14,000	15,401
4.30%, 8/25/45	50,000	43,616
2.55%, 4/27/50	10,000	6,231

Trinity Health Corp. 2.63%, 12/1/40, Series 2021	40,000	28,209

Truist Bank 4.05%, 11/3/25	25,000	24,479

Truist Financial Corp.
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(c)	15,000	15,152
1.13%, 8/3/27	56,000	48,769
3.88%, 3/19/29(d)	65,000	59,909
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.361% thereafter)(c)	15,000	15,014

Tucson Electric Power Co. 1.50%, 8/1/30	73,000	58,838

TWDC Enterprises 18 Corp. 4.38%, 8/16/41	10,000	8,857

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
3.70%, 12/1/42	$5,000	$4,061
3.00%, 7/30/46	48,000	33,568

Tyson Foods, Inc. 4.88%, 8/15/34	28,000	26,624

U.S. Bancorp
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	150,000	150,676
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(c)	60,000	62,002
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(c)	125,000	122,095
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(c)	15,000	15,160
5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(c)	15,000	15,131

UDR, Inc. 2.10%, 8/1/32	25,000	19,350

Union Electric Co. 2.95%, 6/15/27	18,000	16,919

Union Pacific Corp. 3.75%, 7/15/25	5,000	4,909
3.25%, 8/15/25	25,000	24,358
2.75%, 3/1/26	5,000	4,789
4.00%, 4/15/47(d)	19,000	15,517
3.84%, 3/20/60	108,000	82,012

United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	198,121	193,352
5.80%, 7/15/37, Series 2023-1, Class A	110,000	111,002

United Parcel Service, Inc. 2.40%, 11/15/26	5,000	4,708
3.05%, 11/15/27	18,000	16,923
6.20%, 1/15/38	15,000	16,419
3.40%, 11/15/46	5,000	3,831

UnitedHealth Group, Inc. 3.10%, 3/15/26	34,000	32,848
3.88%, 12/15/28	18,000	17,287
4.20%, 5/15/32	75,000	70,843
5.95%, 2/15/41	130,000	137,201
3.75%, 10/15/47	15,000	11,649
4.45%, 12/15/48	15,000	13,144
5.20%, 4/15/63	60,000	57,271

University of Southern California 3.84%, 10/1/47, Series 2017	120,000	100,448

Unum Group 4.50%, 12/15/49	50,000	39,710

Utah Acquisition Sub, Inc. 3.95%, 6/15/26	40,000	38,616

Ventas Realty LP 4.75%, 11/15/30	14,000	13,408

VeriSign, Inc. 4.75%, 7/15/27	8,000	7,848

Verisk Analytics, Inc. 4.13%, 3/15/29	50,000	48,027

Verizon Communications, Inc. 4.33%, 9/21/28	100,000	97,105
4.02%, 12/3/29	20,000	18,990
1.68%, 10/30/30	66,000	53,181
5.05%, 5/9/33(d)	10,000	9,906
4.50%, 8/10/33	80,000	75,506
3.40%, 3/22/41	100,000	76,713
2.88%, 11/20/50	85,000	54,230

Viatris, Inc. 2.70%, 6/22/30	10,000	8,419
3.85%, 6/22/40	30,000	22,050
4.00%, 6/22/50	25,000	17,063

Virginia Electric & Power Co. 5.30%, 8/15/33	100,000	99,855
8.88%, 11/15/38	15,000	19,980

Visa, Inc. 2.75%, 9/15/27	63,000	59,033
3.65%, 9/15/47	59,000	47,031

VMware LLC 4.50%, 5/15/25	25,000	24,731

Vulcan Materials Co. 4.50%, 4/1/25	18,000	17,818
3.50%, 6/1/30	131,000	119,480

Walmart, Inc. 3.55%, 6/26/25	69,000	67,899
3.95%, 9/9/27	25,000	24,506
4.10%, 4/15/33(d)	50,000	47,665
5.25%, 9/1/35	50,000	51,794
4.05%, 6/29/48	40,000	34,472

Walt Disney Co. 3.35%, 3/24/25	40,000	39,202
3.50%, 5/13/40	55,000	44,184
2.75%, 9/1/49	50,000	32,317

Warnermedia Holdings, Inc. 3.64%, 3/15/25	15,000	14,686
3.76%, 3/15/27	35,000	33,143
4.05%, 3/15/29	15,000	13,872
4.28%, 3/15/32	40,000	35,316
5.05%, 3/15/42	40,000	33,657
5.39%, 3/15/62	25,000	20,142

Washington University 3.52%, 4/15/54, Series 2022	39,000	30,285

Waste Management, Inc. 4.63%, 2/15/30	100,000	98,397

Wells Fargo & Co. 3.00%, 4/22/26	228,000	217,599
3.20%, 6/17/27, (3.196% fixed rate until 6/17/26; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(c)	25,000	23,805
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	159,000	150,695
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	25,000	25,917

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(c)	$30,000	$31,920
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	75,000	55,517
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	205,000	189,889

Welltower OP LLC 4.00%, 6/1/25	68,000	66,761
4.25%, 4/1/26	3,000	2,942
4.25%, 4/15/28	15,000	14,522
2.75%, 1/15/31	25,000	21,330

Western Midstream Operating LP 6.35%, 1/15/29	50,000	51,654

Western Union Co. 2.75%, 3/15/31(d)	75,000	61,949

Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	36,000	34,245

Westlake Corp. 5.00%, 8/15/46	10,000	8,913

Williams Cos., Inc. 3.75%, 6/15/27	10,000	9,570
7.50%, 1/15/31, Series A	36,000	40,106
6.30%, 4/15/40	10,000	10,367
5.75%, 6/24/44	50,000	49,044

Willis-Knighton Medical Center 4.81%, 9/1/48, Series 2018	20,000	17,694

Wisconsin Public Service Corp. 3.67%, 12/1/42	88,000	68,902

WRKCo, Inc. 3.75%, 3/15/25	40,000	39,212
3.90%, 6/1/28	50,000	47,418

WW Grainger, Inc. 3.75%, 5/15/46	25,000	20,142

Wyeth LLC 5.95%, 4/1/37	10,000	10,679

Xylem, Inc. 3.25%, 11/1/26	5,000	4,776

Total United States		34,636,103
TOTAL CORPORATE BONDS (Cost: $43,772,831)		40,321,308

FOREIGN GOVERNMENT AGENCIES – 0.8%

Canada – 0.1%

Province of Alberta 1.30%, 7/22/30	60,000	49,246

Province of British Columbia 2.25%, 6/2/26, Series 9	25,000	23,694
4.80%, 11/15/28	15,000	15,178

Province of New Brunswick 3.63%, 2/24/28	20,000	19,184

Province of Ontario 1.13%, 10/7/30	50,000	40,323

Province of Quebec 2.50%, 4/20/26	25,000	23,868
7.50%, 9/15/29, Series PD	31,000	35,397

Total Canada		206,890

Germany – 0.4%

Kreditanstalt fuer Wiederaufbau 0.63%, 1/22/26	350,000	324,436
3.63%, 4/1/26	120,000	117,535
4.13%, 7/15/33	35,000	34,219
5.48%, 4/18/36(a)	50,000	28,995

Landwirtschaftliche Rentenbank 1.75%, 7/27/26	95,000	88,857
2.50%, 11/15/27, Series 37	26,000	24,264

Total Germany		618,306

Japan – 0.1%

Japan Bank for International Cooperation 4.63%, 7/19/28	200,000	199,616

South Korea – 0.2%

Korea Development Bank 3.00%, 1/13/26	100,000	96,525
4.50%, 2/15/29	200,000	198,050

Total South Korea		294,575

Sweden – 0.0%

Svensk Exportkredit AB 3.26%, 5/11/37, Series D(a)	50,000	26,299
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,404,211)		1,345,686

FOREIGN GOVERNMENT OBLIGATIONS – 0.8%

Chile – 0.1%

Chile Government International Bonds 3.50%, 1/25/50	150,000	109,108

Indonesia – 0.1%

Indonesia Government International Bonds 3.50%, 2/14/50	165,000	121,963

Italy – 0.0%

Republic of Italy Government International Bonds 5.38%, 6/15/33	63,000	61,957

Mexico – 0.2%

Mexico Government International Bonds 6.75%, 9/27/34, Series A	25,000	26,448
6.05%, 1/11/40, Series A	30,000	29,450
4.28%, 8/14/41	150,000	119,386
5.75%, 10/12/2110	108,000	93,652

Total Mexico		268,936

Panama – 0.2%

Panama Government International Bonds 8.88%, 9/30/27	283,000	305,643
6.70%, 1/26/36	100,000	94,733

Total Panama		400,376

Peru – 0.1%

Peru Government International Bonds 4.13%, 8/25/27	69,000	66,840
2.78%, 1/23/31	50,000	42,611

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
8.75%, 11/21/33	$25,000	$30,764
3.00%, 1/15/34	50,000	40,759
5.63%, 11/18/50	25,000	24,813
3.23%, 7/28/2121	40,000	22,937

Total Peru		228,724

Poland – 0.1%

Republic of Poland Government International Bonds 4.88%, 10/4/33	100,000	98,121

Uruguay – 0.0%

Uruguay Government International Bonds 4.98%, 4/20/55	64,000	59,728
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,562,299)		1,348,913

SUPRANATIONAL BONDS – 1.3%

Asian Development Bank 0.63%, 4/29/25	200,000	190,210
0.50%, 2/4/26	75,000	69,241
2.50%, 11/2/27	20,000	18,689
4.50%, 8/25/28	30,000	30,141
0.75%, 10/8/30	25,000	19,821
4.13%, 1/12/34	175,000	171,134

Council of Europe Development Bank 3.75%, 5/25/26	10,000	9,808

European Investment Bank 2.38%, 5/24/27	53,000	49,736
3.75%, 2/14/33	50,000	47,786
4.88%, 2/15/36	25,000	25,948

Inter-American Development Bank 0.63%, 7/15/25	270,000	254,702
3.50%, 4/12/33	175,000	162,925
3.20%, 8/7/42	25,000	20,188

International Bank for Reconstruction & Development 0.63%, 4/22/25	110,000	104,710
2.50%, 7/29/25	609,000	589,238
3.13%, 6/15/27	25,000	23,990
2.50%, 11/22/27	144,000	134,495
0.88%, 5/14/30	118,000	95,494
4.00%, 7/25/30	25,000	24,447
4.75%, 11/14/33	25,000	25,690
TOTAL SUPRANATIONAL BONDS (Cost: $2,185,205)		2,068,393

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.6%

United States – 1.6%

BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	75,000	66,188
3.18%, 2/15/55, Series 2022-BNK39, Class AS	113,000	96,408
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	98,807
2.14%, 3/15/63, Series 2020-BNK28, Class AS	100,000	81,787

BBCMS Mortgage Trust
2.99%, 11/15/52, Series 2019-C5, Class ASB	100,000	94,280

Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(c)	60,000	46,138
1.98%, 8/15/54, Series 2021-B28, Class ASB	150,000	129,224
3.79%, 4/15/55, Series 2022-B34, Class A5^(c)	50,000	43,943
4.44%, 5/15/55, Series 2022-B35, Class A5^(c)	30,000	27,830

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.43%, 1/25/27, Series K063, Class A2^(c)	20,000	19,296
3.19%, 9/25/27, Series K069, Class A2^(c)	140,000	133,116
3.25%, 11/25/27, Series K072, Class A1	229,677	222,489
3.69%, 1/25/29, Series K088, Class A2	115,000	109,997
2.52%, 10/25/29, Series K101, Class A2	50,000	44,656
2.54%, 10/25/29, Series K102, Class A2	60,000	53,576
2.13%, 11/25/31, Series K136, Class A2	150,000	124,875
2.35%, 11/25/31, Series K137, Class A2^(c)	35,000	29,593
4.20%, 5/25/33, Series K157, Class A2	50,000	47,915
1.24%, 1/25/35, Series K1516, Class A1	84,624	67,140

Federal National Mortgage Association-Aces
2.49%, 5/25/26, Series 2016-M6, Class A2	45,658	43,437
2.47%, 12/25/26, Series 2017-M3, Class A2^(c)	33,301	31,386
3.06%, 3/25/28, Series 2018-M4, Class A2^(c)	18,938	17,894
3.55%, 9/25/28, Series 2019-M1, Class A2^(c)	21,716	20,769
2.44%, 10/25/29, Series 2020-M1, Class A2	100,000	88,904
1.78%, 5/25/30, Series 2020-M14, Class A2	121,626	103,383
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	121,610
3.61%, 2/25/31, Series 2019-M4, Class A2	4,197	3,896

GS Mortgage Securities Trust
3.00%, 9/10/52, Series 2019-GC42, Class A4	50,000	44,412
2.66%, 2/13/53, Series 2020-GC45, Class A4	100,000	87,102

Morgan Stanley Bank of America Merrill Lynch Trust
3.60%, 5/15/50, Series 2017-C33, Class A5	90,000	85,213

Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	88,893
2.44%, 6/15/54, Series 2021-L6, Class A4^(c)	100,000	82,790

UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	46,391

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
4.08%, 12/15/51, Series 2018-C15, Class A3	$17,669	$16,753

Wells Fargo Commercial Mortgage Trust
3.79%, 9/15/48, Series 2015-SG1, Class A4	97,058	94,143
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	63,341
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	79,441
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,983,171)		2,657,016

MUNICIPAL BONDS – 0.7%

United States – 0.7%

California Earthquake Authority 5.60%, 7/1/27, Series A	150,000	151,516

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series B	48,515	54,001

City of Houston 3.96%, 3/1/47	50,000	43,646

Commonwealth of Massachusetts 4.11%, 7/15/31, Series B	98,914	97,295

Dallas Fort Worth International Airport 4.51%, 11/1/51, Series A	100,000	91,150

Louisiana Local Government Environmental Facilities & Community Development Authority 3.62%, 2/1/29, Series A	68,090	66,379

New Jersey Transportation Trust Fund Authority 5.75%, 12/15/28, Series C	45,000	45,465

New York City Municipal Water Finance Authority 5.44%, 6/15/43, Series AA	100,000	100,524

Port Authority of New York & New Jersey 5.65%, 11/1/40	100,000	104,622
4.81%, 10/15/65, Series 192	25,000	23,806

Port of Morrow 2.54%, 9/1/40, Series 1	20,000	14,728

Sales Tax Securitization Corp. 3.82%, 1/1/48, Series B	100,000	80,492

State of California 7.55%, 4/1/39	90,000	109,739

State of Mississippi 5.25%, 11/1/34, Series F	75,000	76,256

Texas Transportation Commission 2.56%, 4/1/42	20,000	14,993

Texas Transportation Commission State Highway Fund 5.18%, 4/1/30, Series B-BUILD	50,000	50,207
4.00%, 10/1/33	20,000	18,991

University of California 3.35%, 7/1/29, Series BD	10,000	9,422
University of Michigan 3.50%, 4/1/52, Series A	50,000	38,896
TOTAL MUNICIPAL BONDS (Cost: $1,399,427)		1,192,128

ASSET-BACKED SECURITIES – 0.5%

United States – 0.5%

American Express Credit Account Master Trust 4.87%, 5/15/28, Series 2023-1, Class A	150,000	149,726

Citibank Credit Card Issuance Trust 3.96%, 10/13/30, Series 2018-A7, Class A7	100,000	96,353

GM Financial Consumer Automobile Receivables Trust 4.86%, 6/18/29, Series 2024-1, Class A4	125,000	124,490

Honda Auto Receivables Owner Trust 4.91%, 9/17/29, Series 2023-2, Class A4	70,000	69,805

Toyota Auto Receivables Owner Trust 4.71%, 2/15/28, Series 2023-B, Class A3	100,000	99,218

Verizon Master Trust 3.67%, 1/22/29, Series 2022-6, Class A	100,000	97,869
Volkswagen Auto Loan Enhanced Trust 1.26%, 10/20/28, Series 2021-1, Class A4	100,000	94,738
TOTAL ASSET-BACKED SECURITIES (Cost: $742,603)		732,199

REPURCHASE AGREEMENT – 2.7%

United States – 2.7%

Citigroup, Inc., tri-party repurchase agreement dated 2/29/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.30% due 3/1/24; Proceeds at maturity – $4,400,648 (fully collateralized by Fannie Mae, 6.50% due 7/1/53, Freddie Mac, 5.50% – 6.00% due 7/1/53; Market value including accrued interest – $4,620,468)

(Cost: $4,400,000)	4,400,000	4,400,000

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(f)
(Cost: $569,308)	569,308	569,308
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 104.2% (Cost: $180,502,777)		169,829,721

TBA Sale Commitments	Principal Amount

U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – (1.3)%

Government National Mortgage Association – (0.3)%
2.50%, 3/20/54(b)	$(350,000)	(296,218)
3.00%, 3/20/54(b)	(75,000)	(65,770)
3.50%, 3/20/54(b)	(100,000)	(90,457)

Total Government National Mortgage Association		(452,445)

Uniform Mortgage-Backed Securities – (1.0)%
2.00%, 3/1/39(b)	(50,000)	(44,104)
2.50%, 3/1/39(b)	(75,000)	(68,002)
3.00%, 3/1/39(b)	(100,000)	(92,642)

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

TBA Sale Commitments	Principal Amount	Value
3.50%, 3/1/39(b)	$(25,000)	$(23,655)
1.50%, 3/1/54(b)	(150,000)	(111,921)
2.00%, 3/1/54(b)	(425,000)	(334,047)
2.50%, 3/1/54(b)	(300,000)	(246,442)
3.00%, 3/1/54(b)	(400,000)	(342,212)
3.50%, 3/1/54(b)	(275,000)	(244,732)
4.00%, 3/1/54(b)	(125,000)	(115,016)
4.50%, 3/1/54(b)	(25,000)	(23,666)

Total Uniform Mortgage-Backed Securities		(1,646,439)

TOTAL TBA SALE COMMITMENTS (Proceeds: $2,123,999)		(2,098,884)

Other Assets less Liabilities – (2.9)%		(4,744,634)

NET ASSETS – 100.0%		$162,986,203
*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 29, 2024.
(b)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of February 29, 2024 on securities with variable or step rates.
(d)

Security, or portion thereof, was on loan at February 29, 2024 (See Note 2). At February 29, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,115,844 and the total market value of the collateral held by the Fund was $2,185,876. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,616,568.

(e)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Rate shown represents annualized 7-day yield as of February 29, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	228	6/28/24	$(46,683,000)	$3,516
5 Year U.S. Treasury Note	785	6/28/24	(83,921,406)	(151,152)
U.S. Treasury Ultra Long Term Bond	80	6/18/24	(10,230,000)	(154,930)
Ultra 10 Year U.S. Treasury Note	443	6/18/24	(50,578,141)	(261,469)
			$(191,412,547)	$(564,035)

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$46,674,462	$—	$46,674,462
U.S. Government Obligations	—	68,520,308	—	68,520,308
Corporate Bonds	—	40,321,308	—	40,321,308
Foreign Government Agencies	—	1,345,686	—	1,345,686
Foreign Government Obligations	—	1,348,913	—	1,348,913
Supranational Bonds	—	2,068,393	—	2,068,393
Commercial Mortgage-Backed Securities	—	2,657,016	—	2,657,016
Municipal Bonds	—	1,192,128	—	1,192,128
Asset-Backed Securities	—	732,199	—	732,199
Repurchase Agreement	—	4,400,000	—	4,400,000
Investment of Cash Collateral for Securities Loaned	—	569,308	—	569,308
Total Investments in Securities	$—	$169,829,721	$—	$169,829,721
Financial Derivative Instruments
Futures Contracts[1]	$3,516	$—	$—	$3,516

Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(2,098,884)	$—	$(2,098,884)
Financial Derivative Instruments
Futures Contracts[1]	$(567,551)	$—	$—	$(567,551)
Total – Net	$(564,035)	$167,730,837	$—	$167,166,802
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 29, 2024

Investments	Principal Amount	Value

COLLATERALIZED LOAN OBLIGATIONS – 2.7%

Cayman Islands – 2.7%

Apidos CLO XXXVI Ltd.
7.58%, 7/20/34, Series 2021-36A, Class C, (7.667% fixed rate until 10/20/24; 3-month Secured Overnight Financing Rate + 2.262% thereafter)(a)(b)	$350,000	$349,496

Ballyrock CLO 14 Ltd.
7.88%, 1/20/34, Series 2020-14A, Class B, (7.879% fixed rate until 4/20/24; 3-month Secured Overnight Financing Rate + 2.562% thereafter)(a)(b)	250,000	250,201

LCM 28 Ltd.
7.73%, 10/20/30, Series 28A, Class C, (7.827% fixed rate until 10/20/24; 3-month Secured Overnight Financing Rate + 2.412% thereafter)(a)(b)	400,000	396,775

Sound Point CLO XXIX Ltd.
7.89%, 4/25/34, Series 2021-1A, Class C1, (7.886% fixed rate until 4/25/24; 3-month Secured Overnight Financing Rate + 2.562% thereafter)(a)(b)	300,000	294,789
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,278,246)		1,291,261

COLLATERALIZED MORTGAGE OBLIGATIONS – 34.1%

Chase Home Lending Mortgage Trust
6.50%, 1/25/55, Series 2024-1, Class A9^(a)(b)	396,563	395,906

Federal Home Loan Mortgage Corp. REMICs
4.50%, 7/15/25, Series 3000, Class BC	3,785	3,738
4.00%, 5/15/28, Series 4669, Class EV	173,223	167,329
6.00%, 7/15/29, Series 2175, Class TH	23,258	23,286
6.00%, 5/15/32, Series 2448, Class ZQ	32,233	32,337
3.00%, 8/15/32, Series 4092, Class AY	200,000	185,457
6.00%, 8/15/32, Series 2485, Class WG	13,636	13,944
5.50%, 11/15/32, Series 2519, Class ZD	68,537	67,647
5.50%, 11/15/32, Series 2520, Class PH	94,530	95,539
5.50%, 6/15/34, Series 2810, Class ME	22,126	22,404
5.89%, 6/15/34, Series 2812, Class MF^(b)	116,158	115,881
5.50%, 9/15/34, Series 2861, Class Z	25,519	25,504
5.00%, 11/15/34, Series 2893, Class PE	29,040	28,970
6.00%, 11/15/36, Series 3244, Class LZ	231	227
5.00%, 4/15/40, Series 3658, Class CZ, PIK	400,623	392,736
4.50%, 9/15/40, Series 3726, Class QZ	232,775	224,677
4.00%, 1/15/41, Series 4179, Class AZ	379,458	363,177
3.50%, 5/15/41, Series 4229, Class MA	40,148	38,571
3.00%, 12/15/41, Series 4273, Class GM	48,218	45,345
4.00%, 5/15/42, Series 4048, Class CE	150,000	138,477
4.50%, 9/15/42, Series 4671, Class JM	5,526	5,497
3.00%, 11/15/42, Series 4136, Class ZG, PIK	420,255	370,576
3.00%, 5/15/43, Series 4322, Class DJ	42,531	40,768
4.50%, 12/15/43, Series 4283, Class EW^(b)	100,684	97,608
3.00%, 6/15/44, Series 4483, Class CA	147,254	137,195
2.25%, 8/15/44, Series 4406, Class AC	60,487	52,923
3.50%, 9/15/46, Series 4774, Class LP	140,134	134,007
3.00%, 4/25/49, Series 4908, Class BD	294,168	259,877
4.00%, 12/15/50, Series 4577, Class HM^(b)	524,144	489,271

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.50%, 12/25/46, Series 2017-SC01, Class 2A	317,436	275,083

Federal National Mortgage Association Connecticut Avenue Securities
8.42%, 3/25/42, Series 2022-R04, Class 1M2^(a)(b)	500,000	520,360

Federal National Mortgage Association REMICs
3.50%, 8/25/26, Series 2011-80, Class HE	67,905	66,584
2.00%, 11/25/30, Series 2015-93, Class AD	82,487	78,172
6.50%, 10/25/31, Series 2001-52, Class YZ	16,595	17,070
3.00%, 6/25/33, Series 2014-36, Class QA	30,472	29,391
4.00%, 8/25/33, Series 2014-58, Class VM	66,792	65,779
6.00%, 1/25/34, Series 2003-130, Class HZ	813,061	832,537
4.50%, 10/25/34, Series 2004-75, Class ZG	4,728	4,588
5.69%, 5/25/35, Series 2005-40, Class FB^(b)	46,403	46,056
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	120,186	115,526
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	152,574	161,488
4.50%, 10/25/36, Series 2009-19, Class PW	25,478	24,991
5.69%, 12/25/36, Series 2006-120, Class PF^(b)	41,025	40,538
5.50%, 2/25/37, Series 2007-6, Class PA	9,390	9,521
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	280,807	257,926
5.00%, 4/25/37, Series 2007-26, Class JZ	156,614	154,445
5.00%, 3/25/38, Series 2008-16, Class EA	5,005	4,904
6.00%, 8/25/39, Series 2009-62, Class Z	275,498	283,556
5.00%, 11/25/39, Series 2009-89, Class PH	119,684	119,484
5.00%, 7/25/40, Series 2010-80, Class PZ	238,510	234,285
5.00%, 9/25/40, Series 2010-102, Class PN	416,289	413,995
3.00%, 2/25/41, Series 2011-134, Class NJ	37,432	36,036
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	14,213	11,672
5.00%, 6/25/41, Series 2011-52, Class GB	115,965	115,732
5.25%, 9/25/41, Series 2011-84, Class PZ	316,722	314,725
3.00%, 3/25/42, Series 2016-21, Class BA	2,717	2,704
1.75%, 6/25/42, Series 2013-37, Class JA	99,722	93,781
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	185,871
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	80,633	65,547
3.00%, 3/25/44, Series 2015-42, Class CA	159,082	148,330
3.00%, 4/25/45, Series 2015-23, Class HZ, PIK	522,503	458,246
3.00%, 3/25/46, Series 2016-9, Class D	130,183	116,416
2.50%, 9/25/46, Series 2016-63, Class CA	33,322	26,497

Flagstar Mortgage Trust
2.50%, 9/25/51, Series 2021-8INV, Class A6^(a)(b)	511,249	445,658

Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	119,623	118,807
5.00%, 4/20/34, Series 2004-31, Class ZB	140,900	140,053

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 29, 2024

Investments	Principal Amount	Value
5.00%, 6/20/35, Series 2005-46, Class YX	$154,880	$154,697
5.50%, 4/20/37, Series 2007-24, Class PC	27,952	27,893
5.50%, 5/20/38, Series 2008-42, Class QB	47,786	48,363
2.00%, 8/20/39, Series 2011-52, Class KY	38,350	36,184
4.00%, 4/20/40, Series 2011-69, Class HW	69,188	68,721
4.50%, 9/16/40, Series 2010-125, Class BZ	189,104	188,027
3.00%, 7/16/41, Series 2011-135, Class WH	113,835	94,235
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	117,716
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	668,646	605,635
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	223,359
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	343,154	285,999

JP Morgan Mortgage Trust
3.60%, 5/25/45, Series 2015-3, Class B3^(a)(b)	94,405	84,302
2.94%, 7/25/51, Series 2021-3, Class B1^(a)(b)	217,728	173,982
2.50%, 8/25/52, Series 2022-2, Class A25A^(a)(b)	399,245	314,412

Mello Mortgage Capital Acceptance
2.50%, 8/25/51, Series 2021-INV2, Class A3^(a)(b)	500,023	401,870

Provident Funding Mortgage Trust
3.25%, 2/25/50, Series 2020-1, Class B1^(a)(b)	362,909	302,100

Rate Mortgage Trust
3.00%, 1/25/52, Series 2022-J1, Class A19^(a)(b)	672,282	551,957

RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13^(a)(b)	116,453	98,216

Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2^(a)(b)	590,309	530,158
4.00%, 8/25/56, Series 2017-2, Class M1^(a)(b)	574,427	565,472
4.75%, 5/25/57, Series 2018-1, Class M^(b)	236,859	227,339
3.00%, 8/25/57, Series 2018-3, Class HT	131,315	111,787
2.50%, 5/25/60, Series 2020-3, Class M5TU	310,931	272,599

Seasoned Loans Structured Transaction 3.50%, 6/25/28, Series 2018-1, Class A1	268,115	255,785

Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1^(a)(b)	127,236	117,590

Verus Securitization Trust
2.99%, 5/25/60, Series 2020-2, Class A2^(a)(b)	300,000	291,151
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $17,675,079)		16,154,777

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.0%

United States – 5.0%

Benchmark Mortgage Trust
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	222,703

Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	150,420

CFCRE Commercial Mortgage Trust
4.20%, 6/15/50, Series 2017-C8, Class B^(b)	300,000	271,331

CSAIL Commercial Mortgage Trust
4.88%, 11/15/51, Series 2018-C14, Class B^(b)	250,000	222,065

Federal Home Loan Mortgage Corp. Multiclass Certificates
1.78%, 9/25/45, Series 2021-P011, Class X1^(b)(c)	400,722	47,023

HIT Trust
8.51%, 7/15/24, Series 2022-HI32, Class B^(a)(b)	387,656	387,527

Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X^(b)(c)	6,068,206	272,826

Wells Fargo Commercial Mortgage Trust
4.59%, 1/15/60, Series 2017-RC1, Class C	250,000	231,703

WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C^(b)	200,000	182,989
3.93%, 11/15/47, Series 2014-C24, Class AS	400,000	382,327
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,550,401)		2,370,914

U.S. GOVERNMENT AGENCIES – 56.4%

Federal Home Loan Mortgage Corporation – 5.4%
4.00%, 1/1/42	203,161	190,557
3.50%, 8/1/46	240,346	218,936
3.50%, 9/1/47	261,063	237,802
2.00%, 9/1/51	437,145	354,731
2.00%, 1/1/52	883,971	706,235
2.50%, 2/1/52	1,019,841	844,740

Total Federal Home Loan Mortgage Corporation		2,553,001

Federal National Mortgage Association – 35.4%
4.00%, 11/1/43	247,046	232,772
4.00%, 5/1/47	186,614	175,832
4.00%, 12/1/47	187,038	176,230
2.50%, 11/1/50	444,954	373,614
2.00%, 8/1/51	1,183,795	935,384
2.00%, 12/1/51	483,915	381,682
2.50%, 12/1/51	680,514	566,664
2.50%, 2/1/52	1,166,837	961,039
2.00%, 3/1/52	3,393,862	2,672,676
3.00%, 5/1/52	1,959,584	1,689,260
2.50%, 9/1/52	1,370,271	1,128,315
3.50%, 9/1/52	1,219,989	1,087,032
4.50%, 9/1/52	1,005,492	952,452
5.00%, 9/1/52	1,073,979	1,043,091
3.00%, 10/1/52	1,214,716	1,040,343
4.00%, 1/1/53	1,139,399	1,049,113
5.50%, 2/1/53	914,233	905,399
3.50%, 4/1/53	1,149,319	1,023,591
4.00%, 4/1/55	376,417	348,754
4.50%, 6/1/56	62,677	59,889

Total Federal National Mortgage Association		16,803,132

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 29, 2024

Investments	Principal Amount	Value

Government National Mortgage Association – 14.8%
3.00%, 8/20/44	$8,514	$7,614
3.00%, 12/20/44	291,248	260,433
3.00%, 3/20/45	152,880	136,704
3.00%, 4/20/45	322,790	288,635
3.00%, 7/20/45	36,072	32,166
3.50%, 7/20/47	324,785	297,537
4.50%, 8/20/47	318,046	308,794
3.50%, 12/20/47	298,115	272,985
4.50%, 5/20/49	53,158	51,358
2.50%, 6/20/51	558,505	473,694
2.50%, 9/20/51	1,846,464	1,564,342
2.00%, 10/20/51	2,495,184	2,032,530
2.00%, 12/20/51	495,215	403,466
4.00%, 10/20/52	197,235	183,653
6.00%, 3/20/54(d)	700,000	703,523

Total Government National Mortgage Association		7,017,434

Uniform Mortgage-Backed Security – 0.8%
2.00%, 3/1/54(d)	500,000	392,988
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $27,364,849)		26,766,555

TOTAL INVESTMENTS IN SECURITIES – 98.2% (Cost: $48,868,575)		46,583,507

Other Assets less Liabilities – 1.8%		875,627

NET ASSETS – 100.0%		$47,459,134
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of February 29, 2024 on securities with variable or step rates.

(c)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Term Bond	1	6/18/24	$(127,875)	$(1,016)

Long Exposure
2 Year U.S. Treasury Note	5	6/28/24	$1,023,750	$1,021
5 Year U.S. Treasury Note	25	6/28/24	2,672,656	586
10 Year U.S. Treasury Note	13	6/18/24	1,435,688	406
U.S. Treasury Long Bond	1	6/18/24	119,250	649
			$5,251,344	$2,662
Total – Net			$5,123,469	$1,646

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 29, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$—	$1,291,261	$—	$1,291,261
Collateralized Mortgage Obligations	—	16,154,777	—	16,154,777
Commercial Mortgage-Backed Securities	—	2,370,914	—	2,370,914
U.S. Government Agencies	—	26,766,555	—	26,766,555
Total Investments in Securities	$—	$46,583,507	$—	$46,583,507
Financial Derivative Instruments
Futures Contracts[1]	$2,662	$—	$—	$2,662

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,016)	$—	$—	$(1,016)
Total – Net	$1,646	$46,583,507	$—	$46,585,153
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 18.7%

Federal Agricultural Mortgage Corporation – 0.1%
1.62%, 9/4/25	$1,439,000	$1,370,129

Federal Farm Credit Bank – 1.6%
3.38%, 8/26/24	2,062,000	2,042,514
2.85%, 5/23/25	2,062,000	2,010,945
2.40%, 9/21/26	2,062,000	1,954,343
2.60%, 4/5/27	1,650,000	1,563,276
3.78%, 6/8/28	825,000	794,673
2.32%, 1/26/32	825,000	683,653
2.38%, 3/16/32	2,062,000	1,765,979
2.90%, 4/12/32	2,062,000	1,840,644
3.50%, 9/1/32	1,237,000	1,151,338
3.40%, 4/25/34	1,650,000	1,483,548
2.39%, 11/1/34	5,156,000	4,174,659

Total Federal Farm Credit Bank		19,465,572

Federal Home Loan Bank – 0.2%
1.10%, 8/20/26	1,930,000	1,770,543
3.50%, 6/11/32	825,000	763,620

Total Federal Home Loan Bank		2,534,163

Federal Home Loan Mortgage Corporation – 2.2%
1.50%, 2/12/25	580,000	560,669
0.38%, 7/21/25	100,000	94,113
6.25%, 7/15/32	446,000	505,733
4.50%, 8/1/41	372,553	364,071
4.40%, 2/1/42^(a)	146,189	147,581
3.00%, 4/1/45	2,149,124	1,892,535
4.00%, 11/1/45	1,472,029	1,387,462
3.50%, 12/1/46	1,404,045	1,280,112
3.50%, 12/1/47	735,022	670,448
3.50%, 3/1/48	2,171,737	1,980,962
4.50%, 7/1/48	245,373	236,351
2.00%, 5/1/51	342,813	271,121
2.00%, 9/1/51	5,661,674	4,463,911
2.00%, 1/1/52	3,540,374	2,837,305
3.00%, 1/1/52	1,716,618	1,491,349
2.50%, 2/1/52	3,038,860	2,525,066
2.50%, 3/1/52	2,504,724	2,082,110
2.50%, 4/1/52	2,594,953	2,155,664
3.50%, 5/1/52	2,728,128	2,441,126

Total Federal Home Loan Mortgage Corporation		27,387,689

Federal National Mortgage Association – 8.7%
2.63%, 9/6/24	566,000	558,568
2.50%, 9/1/27	506,706	489,683
7.13%, 1/15/30	1,528,000	1,746,626
2.50%, 6/1/30	614,746	580,679
2.50%, 7/1/30	348,726	328,775
3.00%, 9/1/30	363,757	346,864
6.63%, 11/15/30	895,000	1,010,679
2.50%, 7/1/36	2,138,093	1,942,538
2.50%, 3/1/37	1,598,089	1,451,356
2.00%, 4/1/37	2,568,722	2,264,848
4.00%, 11/1/40	1,855,779	1,766,028
4.00%, 12/1/40	245,683	233,778
4.00%, 2/1/41	356,156	338,931
4.50%, 6/1/41	494,699	482,871
4.50%, 7/1/41	588,618	574,545
4.50%, 8/1/41	202,719	197,872
4.00%, 11/1/41	190,611	180,841
5.00%, 5/1/42	203,944	204,318
3.50%, 10/1/42	741,740	682,575
3.00%, 7/1/43	1,705,230	1,517,819
3.00%, 9/1/43	776,519	691,177
4.00%, 6/1/45	1,324,388	1,248,016
4.00%, 7/1/45	841,567	794,716
3.50%, 1/1/46	882,933	806,990
3.50%, 2/1/46	2,020,460	1,846,676
4.00%, 2/1/46	451,796	426,054
3.00%, 8/1/46	357,113	313,742
4.00%, 2/1/48	921,493	863,527
2.50%, 6/1/50	3,812,576	3,196,069
2.50%, 7/1/50	3,284,481	2,723,499
2.50%, 8/1/50	4,620,468	3,869,023
2.00%, 5/1/51	2,668,436	2,141,834
2.50%, 5/1/51	1,339,685	1,115,566
2.50%, 6/1/51	4,997,517	4,123,979
2.50%, 9/1/51	682,184	565,891
2.00%, 10/1/51	3,573,566	2,816,445
2.00%, 11/1/51	5,087,535	4,073,081
3.50%, 11/1/51	3,539,983	3,181,511
2.00%, 12/1/51	3,035,468	2,390,675
2.50%, 12/1/51	3,205,891	2,677,220
2.50%, 1/1/52	3,620,924	3,008,834
2.00%, 2/1/52	26,465,454	21,051,567
2.50%, 2/1/52	5,031,376	4,155,330
3.50%, 2/1/52	716,922	645,730
2.00%, 3/1/52	2,523,865	2,001,706
2.50%, 3/1/52	4,044,905	3,364,909
3.50%, 3/1/52	557,961	503,141
2.00%, 4/1/52	1,875,247	1,498,697
4.00%, 8/1/52	5,479,003	5,040,198
4.50%, 8/1/52	2,180,796	2,077,258
5.00%, 9/1/52	3,042,939	2,955,849
4.50%, 10/1/52	4,552,311	4,308,603
6.00%, 5/1/53	685,064	688,018

Total Federal National Mortgage Association		108,065,725

Government National Mortgage Association – 5.1%
4.50%, 6/20/41	234,269	230,672
4.50%, 7/20/41	382,519	376,645
4.50%, 10/20/41	488,974	481,465
4.00%, 10/20/43	776,947	740,981
4.00%, 3/20/46	990,730	936,136
3.50%, 3/20/47	3,526,212	3,237,699
3.50%, 9/20/47	1,121,103	1,026,296
3.50%, 1/20/48	612,778	562,647
3.50%, 2/20/48	4,068,871	3,724,978
3.50%, 3/20/48	3,947,858	3,614,260
4.50%, 1/20/50	604,374	585,432
2.00%, 1/20/51	6,501,041	5,300,857
2.00%, 2/20/51	4,347,797	3,544,729
2.50%, 3/20/51	1,134,754	962,194
2.50%, 4/20/51	2,274,129	1,927,882
2.50%, 5/20/51	1,762,616	1,493,922
2.50%, 8/20/51	1,625,711	1,376,981

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value
2.50%, 9/20/51	$4,966,803	$4,205,968
2.50%, 10/20/51	1,655,148	1,401,298
3.00%, 10/20/51	6,712,339	5,873,795
2.50%, 11/20/51	2,254,921	1,908,665
3.00%, 11/20/51	9,180,109	8,016,055
2.50%, 12/20/51	4,509,345	3,816,909
3.00%, 12/20/51	1,667,589	1,462,689
2.50%, 4/20/52	1,805,417	1,527,552
5.50%, 1/20/53	1,681,221	1,670,459
5.00%, 3/20/54(b)	1,700,000	1,660,924
6.00%, 3/20/54(b)	762,000	765,983

Total Government National Mortgage Association		62,434,073

Tennessee Valley Authority – 0.3%
0.75%, 5/15/25	159,000	151,220
3.88%, 3/15/28	1,670,000	1,639,623
7.13%, 5/1/30	2,062,000	2,351,195
5.25%, 9/15/39	80,000	83,158

Total Tennessee Valley Authority		4,225,196

Uniform Mortgage-Backed Securities – 0.5%
2.50%, 3/1/39(b)	719,000	651,912
3.50%, 3/1/39(b)	87,000	82,320
3.50%, 3/1/54(b)	4,623,000	4,114,165
5.50%, 3/1/54(b)	1,000,000	989,229
6.00%, 3/1/54(b)	42,000	42,182

Total Uniform Mortgage-Backed Securities		5,879,808
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $243,194,750)		231,362,355

U.S. GOVERNMENT OBLIGATIONS – 28.7%

U.S. Treasury Bonds – 5.3%
5.00%, 5/15/37	138,600	149,677
4.50%, 5/15/38	145,100	148,455
3.88%, 8/15/40	3,035,700	2,840,277
4.38%, 5/15/41	146,600	145,077
2.00%, 11/15/41	209,800	145,336
3.25%, 5/15/42	980,200	824,900
4.00%, 11/15/42	2,970,700	2,774,819
3.88%, 2/15/43	158,700	145,396
4.38%, 8/15/43	6,135,000	6,009,424
3.75%, 11/15/43	3,002,600	2,693,895
3.63%, 2/15/44	3,737,900	3,288,184
4.50%, 2/15/44	6,526,000	6,526,510
3.13%, 8/15/44	1,437,200	1,166,827
3.00%, 11/15/44	2,801,100	2,223,373
3.00%, 11/15/45	3,218,800	2,537,571
2.50%, 2/15/46	1,866,200	1,340,019
2.50%, 5/15/46	2,728,800	1,954,503
2.25%, 8/15/46	3,116,100	2,117,974
2.75%, 8/15/47	40,000	29,753
3.38%, 11/15/48	167,100	138,850
1.38%, 8/15/50	255,800	134,375
1.88%, 11/15/51	224,900	134,149
2.25%, 2/15/52	207,400	135,798
4.00%, 11/15/52	12,859,200	12,048,468
3.63%, 2/15/53	4,562,400	3,991,744
3.63%, 5/15/53	2,000,000	1,751,406
4.13%, 8/15/53	4,697,300	4,501,335
4.75%, 11/15/53	5,532,900	5,891,674

Total U.S. Treasury Bonds		65,789,769

U.S. Treasury Notes – 23.4%
2.13%, 9/30/24	7,300,000	7,170,539
4.38%, 10/31/24	170,200	169,253
2.25%, 11/15/24	1,822,200	1,785,436
4.13%, 1/31/25	29,183,000	28,930,499
4.63%, 2/28/25	14,559,000	14,498,717
3.88%, 3/31/25	6,882,600	6,800,869
3.88%, 4/30/25	3,232,000	3,192,989
4.25%, 5/31/25	1,368,000	1,356,885
2.88%, 6/15/25	19,714,900	19,220,872
3.00%, 7/15/25	2,352,300	2,295,055
5.00%, 8/31/25	4,065,000	4,076,115
5.00%, 10/31/25	647,000	649,565
4.88%, 11/30/25	208,800	209,330
4.25%, 12/31/25	242,000	240,138
3.88%, 1/15/26	14,504,400	14,299,865
0.38%, 1/31/26	6,746,800	6,222,078
4.00%, 2/15/26	22,824,000	22,555,640
4.63%, 3/15/26	12,850,000	12,851,506
3.75%, 4/15/26	14,046,400	13,810,464
3.63%, 5/15/26	1,500,000	1,470,703
4.13%, 6/15/26	807,000	799,592
4.50%, 7/15/26	969,000	968,357
4.38%, 8/15/26	2,508,000	2,500,065
4.63%, 9/15/26	2,418,000	2,425,178
2.00%, 11/15/26	4,139,300	3,881,887
4.63%, 11/15/26	249,500	250,455
1.25%, 11/30/26	5,881,200	5,398,758
1.50%, 1/31/27	21,785,700	20,059,013
3.50%, 1/31/28	13,704,600	13,295,068
4.00%, 2/29/28	12,595,000	12,441,498
3.63%, 3/31/28	20,015,700	19,494,979
3.50%, 4/30/28	10,700,400	10,370,610
3.63%, 5/31/28	5,657,000	5,507,841
2.88%, 8/15/28	100,000	94,266
4.38%, 8/31/28	4,266,600	4,280,933
4.88%, 10/31/28	6,922,000	7,092,076
4.38%, 11/30/28	3,000,000	3,013,242
3.75%, 12/31/28	2,000,000	1,954,844
4.00%, 1/31/29	2,413,000	2,385,383
3.25%, 6/30/29	170,800	162,507
3.63%, 3/31/30	632,300	610,392
3.50%, 4/30/30	730,800	700,312
3.75%, 5/31/30	1,400,000	1,359,586
4.00%, 7/31/30	1,973,000	1,942,711
4.00%, 1/31/31	75,000	73,799
1.63%, 5/15/31	190,500	159,722
4.13%, 11/15/32	233,400	230,975
3.50%, 2/15/33	1,538,800	1,452,002
3.88%, 8/15/33	2,076,400	2,014,757
4.50%, 11/15/33	1,678,600	1,710,729

Total U.S. Treasury Notes		288,438,055
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $361,633,205)		354,227,824

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

CORPORATE BONDS – 37.8%

Australia – 0.4%

Australia & New Zealand Banking Group Ltd. 4.40%, 5/19/26(c)	$845,000	$821,416

BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	100,000	95,773

FMG Resources August 2006 Pty. Ltd. 6.13%, 4/15/32(c)	174,000	172,182

Glencore Funding LLC 2.63%, 9/23/31(c)	160,000	132,818

Macquarie Bank Ltd. 6.80%, 1/18/33(c)	205,000	217,386

Macquarie Group Ltd.
2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(c)	166,000	136,487
5.49%, 11/9/33, (5.491% fixed rate until 11/9/32; Secured Overnight Financing Rate + 2.865% thereafter)(a)(c)	110,000	109,289

Mineral Resources Ltd. 8.00%, 11/1/27(c)	5,000	5,097

Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	309,000	336,748
5.20%, 11/2/40	100,000	98,569

Rio Tinto Finance USA PLC
5.00%, 3/9/33	147,000	147,045
5.13%, 3/9/53	149,000	143,445

Scentre Group Trust 2
4.75%, 9/24/80, (4.75% fixed rate until 6/24/26; 5-year Constant Maturity Treasury Rate + 4.379% thereafter)(a)(c)	456,000	436,000

South32 Treasury Ltd. 4.35%, 4/14/32(c)	152,000	136,089
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	638,000	612,869
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	985,000	802,253

Woodside Finance Ltd. 4.50%, 3/4/29(c)	714,000	680,278

Total Australia		5,083,744

Austria – 0.1%

Oesterreichische Kontrollbank AG 0.50%, 2/2/26	936,000	863,741

Suzano Austria GmbH 3.75%, 1/15/31	575,000	503,159

Total Austria		1,366,900

Belgium – 0.3%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	1,580,000	1,476,731

Anheuser-Busch InBev Finance, Inc. 4.90%, 2/1/46	100,000	92,529

Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30	619,000	572,494
8.20%, 1/15/39	309,000	397,637
4.35%, 6/1/40	224,000	200,603
4.50%, 6/1/50	619,000	558,425

Total Belgium		3,298,419

Bermuda – 0.1%

Bacardi Ltd. 4.70%, 5/15/28(c)	663,000	643,945

Brazil – 0.1%
Petrobras Global Finance BV
5.60%, 1/3/31	591,000	576,934
6.90%, 3/19/49	180,000	176,868
Vale Overseas Ltd.
3.75%, 7/8/30	500,000	450,095
6.88%, 11/21/36	11,000	11,792

Total Brazil		1,215,689

Canada – 1.0%

1011778 BC ULC/New Red Finance, Inc. 3.88%, 1/15/28(c)	20,000	18,658
3.50%, 2/15/29(c)	40,000	36,102
4.00%, 10/15/30(c)	350,000	307,808
Air Canada Pass-Through Trust
10.50%, 7/15/26, Series 2020-1, Class C(c)	200,000	218,536

Bank of Montreal 2.50%, 6/28/24	178,000	176,257
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	486,000	447,674

Bank of Nova Scotia 1.05%, 3/2/26	175,000	161,429
2.45%, 2/2/32	345,000	283,473

Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	330,000	337,989

Bell Telephone Co. of Canada or Bell Canada 4.46%, 4/1/48	340,000	289,248

Bombardier, Inc. 6.00%, 2/15/28(c)	96,000	93,280
Brookfield Finance, Inc.
4.85%, 3/29/29	173,000	170,642
4.35%, 4/15/30	100,000	94,801

Canadian National Railway Co. 4.40%, 8/5/52	100,000	88,312
Canadian Pacific Railway Co.
4.80%, 9/15/35	309,000	296,087
4.80%, 8/1/45	209,000	189,523
3.10%, 12/2/51	100,000	68,072
Cenovus Energy, Inc.
6.75%, 11/15/39	256,000	277,770
5.40%, 6/15/47	94,000	86,539
3.75%, 2/15/52	105,000	75,156

CI Financial Corp. 4.10%, 6/15/51	100,000	59,323

Enbridge, Inc. 5.97%, 3/8/26	172,000	171,974

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Garda World Security Corp. 6.00%, 6/1/29(c)	$126,000	$110,397

Magna International, Inc. 5.50%, 3/21/33	161,000	165,167

New Gold, Inc. 7.50%, 7/15/27(c)	143,000	142,152
Nutrien Ltd.
5.90%, 11/7/24	167,000	167,282
4.90%, 3/27/28	100,000	99,231
2.95%, 5/13/30	239,000	211,611

Parkland Corp. 5.88%, 7/15/27(c)	100,000	98,292

Precision Drilling Corp. 6.88%, 1/15/29(c)	71,000	70,233

Rogers Communications, Inc. 4.35%, 5/1/49	450,000	361,895
Royal Bank of Canada
5.66%, 10/25/24	285,000	285,288
2.25%, 11/1/24	500,000	489,345
0.88%, 1/20/26	412,000	381,508
4.65%, 1/27/26	400,000	396,144

Suncor Energy, Inc. 6.50%, 6/15/38	982,000	1,029,156

Teck Resources Ltd. 3.90%, 7/15/30	803,000	733,540

Teine Energy Ltd. 6.88%, 4/15/29(c)	165,000	158,991

TELUS Corp. 3.40%, 5/13/32	846,000	735,072
Toronto-Dominion Bank
3.25%, 3/11/24	412,000	411,831
1.95%, 1/12/27	309,000	284,462
4.46%, 6/8/32	748,000	713,353
TransCanada PipeLines Ltd.
6.20%, 3/9/26	100,000	100,023
4.63%, 3/1/34	1,225,000	1,135,869
7.63%, 1/15/39	412,000	480,961

Total Canada		12,710,456

Chile – 0.1%

Corp. Nacional del Cobre de Chile 5.13%, 2/2/33(c)	1,000,000	940,660

China – 0.6%

Alibaba Group Holding Ltd. 3.40%, 12/6/27	412,000	389,179
2.13%, 2/9/31	750,000	620,797
Baidu, Inc.
1.72%, 4/9/26	412,000	382,756
3.63%, 7/6/27	1,100,000	1,048,685

ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(d)	825,000	779,856

JD.com, Inc. 3.38%, 1/14/30	351,000	317,178
Lenovo Group Ltd.
5.88%, 4/24/25(d)	325,000	325,133
3.42%, 11/2/30(d)	400,000	348,592

NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/29	986,000	942,419

Prosus NV 3.68%, 1/21/30(c)	575,000	497,640
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(d)	275,000	263,898
4.25%, 5/2/28(d)	275,000	270,089

Tencent Holdings Ltd. 2.88%, 4/22/31(d)	1,100,000	954,151

Total China		7,140,373

Colombia – 0.1%
Ecopetrol SA
6.88%, 4/29/30	150,000	145,986
4.63%, 11/2/31	300,000	247,818
8.88%, 1/13/33	492,000	517,594
7.38%, 9/18/43	150,000	136,968
5.88%, 5/28/45	200,000	148,418

Total Colombia		1,196,784

France – 0.5%

Altice France SA 5.50%, 10/15/29(c)	1,000,000	758,520
BNP Paribas SA
3.50%, 11/16/27(c)	412,000	388,042
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; 3-month Secured Overnight Financing Rate + 1.387% thereafter)(a)(c)	652,000	545,757
BPCE SA
1.00%, 1/20/26(c)	730,000	673,936
3.25%, 1/11/28(c)	412,000	382,591
Electricite de France SA
6.95%, 1/26/39(c)	346,000	381,399
4.50%, 12/4/69(d)	1,200,000	867,972

Orange SA 9.00%, 3/1/31	8,000	9,672

Pernod Ricard SA 5.50%, 1/15/42(c)	150,000	152,618

Sanofi SA 3.63%, 6/19/28	412,000	397,790
Societe Generale SA
1.49%, 12/14/26, (1.488% fixed rate until 12/14/25; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(c)	1,774,000	1,636,976

TotalEnergies Capital International SA 3.46%, 2/19/29	437,000	410,553

TotalEnergies Capital SA 3.88%, 10/11/28	173,000	166,784

Total France		6,772,610

Germany – 0.3%

BMW U.S. Capital LLC 2.80%, 4/11/26(c)	598,000	572,047
Deutsche Bank AG
1.45%, 4/1/25, (1.447% fixed rate until 4/2/24; Secured Overnight Financing Rate + 1.131% thereafter)(a)	412,000	410,282

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(a)	$412,000	$405,264
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(a)	1,479,000	1,215,501
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(a)	500,000	402,840

Deutsche Telekom International Finance BV 8.75%, 6/15/30	445,000	525,233

Total Germany		3,531,167

Hong Kong – 0.1%

AIA Group Ltd. 4.95%, 4/4/33(c)	1,000,000	998,460

Melco Resorts Finance Ltd. 5.25%, 4/26/26(d)	200,000	192,776

Total Hong Kong		1,191,236

India – 0.1%

JSW Steel Ltd. 3.95%, 4/5/27(d)	200,000	185,652

Reliance Industries Ltd. 2.88%, 1/12/32(d)	750,000	634,680

Summit Digitel Infrastructure Ltd. 2.88%, 8/12/31(d)	425,000	351,989

Total India		1,172,321

Indonesia – 0.1%

Pertamina Persero PT 2.30%, 2/9/31(d)	800,000	661,448

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 5/21/28(d)	229,000	228,686
5.25%, 10/24/42(d)	850,000	769,420

Total Indonesia		1,659,554

Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 1/30/32	215,000	182,096
3.40%, 10/29/33	1,554,000	1,293,441

GGAM Finance Ltd. 8.00%, 2/15/27(c)	98,000	100,815

Total Ireland		1,576,352

Israel – 0.1%

Israel Electric Corp. Ltd. 4.25%, 8/14/28(d)	412,000	380,124

Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/36	350,000	334,698

Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/26	463,000	429,335

Total Israel		1,144,157

Italy – 0.3%

Enel Finance International NV 7.75%, 10/14/52(c)	1,017,000	1,219,332

Eni SpA 5.70%, 10/1/40(c)	120,000	115,494
Intesa Sanpaolo SpA
8.25%, 11/21/33, (8.248% fixed rate until 11/21/32; 1-year Constant Maturity Treasury Rate + 4.40% thereafter)(a)(c)	866,000	940,199

Telecom Italia Capital SA 6.00%, 9/30/34	438,000	406,871
UniCredit SpA
2.57%, 9/22/26, (2.569% fixed rate until 9/22/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)(c)	730,000	691,734

Total Italy		3,373,630

Japan – 0.5%
Dai-ichi Life Insurance Co. Ltd.
4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; Secured Overnight Financing Rate + 3.935% thereafter)(a)(c)(e)	200,000	191,686
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/26	384,000	374,488
3.68%, 2/22/27	500,000	482,025

Mizuho Financial Group, Inc. 2.56%, 9/13/31	1,808,000	1,467,861

Nissan Motor Co. Ltd. 4.81%, 9/17/30(c)	1,229,000	1,133,286
Nomura Holdings, Inc.
2.17%, 7/14/28	410,000	357,553
3.10%, 1/16/30	428,000	376,109

NTT Finance Corp. 1.16%, 4/3/26(c)	932,000	858,968
ORIX Corp.
5.00%, 9/13/27	169,000	168,885
2.25%, 3/9/31	44,000	36,878

Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/29	569,000	511,730

Total Japan		5,959,469

Kazakhstan – 0.0%

KazMunayGas National Co. JSC 3.50%, 4/14/33(d)	375,000	305,741

Luxembourg – 0.1%

Altice France Holding SA 6.00%, 2/15/28(c)	200,000	101,242

ArcelorMittal SA 6.80%, 11/29/32	799,000	846,189

Total Luxembourg		947,431

Malaysia – 0.1%

Petronas Capital Ltd. 2.48%, 1/28/32(d)	1,300,000	1,077,973

Mexico – 0.3%

America Movil SAB de CV 4.70%, 7/21/32	700,000	672,252

Cemex SAB de CV 5.45%, 11/19/29(d)	213,000	209,769

Comision Federal de Electricidad 3.88%, 7/26/33(d)	500,000	409,585

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Industrias Penoles SAB de CV 4.75%, 8/6/50(d)	$250,000	$194,507
Petroleos Mexicanos
6.88%, 8/4/26	200,000	192,688
6.49%, 1/23/27	200,000	187,104
8.75%, 6/2/29	200,000	191,406
6.84%, 1/23/30	200,000	171,222
5.95%, 1/28/31	1,777,000	1,384,159
6.70%, 2/16/32	400,000	322,752
7.69%, 1/23/50	200,000	137,786
6.95%, 1/28/60	200,000	127,132

Total Mexico		4,200,362

Mongolia – 0.1%

Minerva Luxembourg SA 4.38%, 3/18/31(d)	700,000	579,110

Sands China Ltd. 5.40%, 8/8/28	450,000	437,679

Total Mongolia		1,016,789

Netherlands – 0.3%
Cooperatieve Rabobank UA
5.25%, 5/24/41	24,000	24,280
5.75%, 12/1/43	1,237,000	1,244,137
ING Groep NV
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	520,000	481,520
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(a)	300,000	252,711

Koninklijke Philips NV 6.88%, 3/11/38	411,000	441,965
Shell International Finance BV
3.25%, 5/11/25	412,000	403,010
2.88%, 5/10/26	429,000	410,557
4.13%, 5/11/35	619,000	572,761

Total Netherlands		3,830,941

New Zealand – 0.0%

ANZ New Zealand International Ltd. 1.25%, 6/22/26(c)	364,000	332,780

Norway – 0.1%

Equinor ASA 3.25%, 11/10/24	340,000	335,026
2.88%, 4/6/25	292,000	285,161
1.75%, 1/22/26	212,000	199,653
3.63%, 9/10/28	39,000	37,332
3.13%, 4/6/30	39,000	35,579
2.38%, 5/22/30	452,000	393,046
3.63%, 4/6/40	35,000	28,900
5.10%, 8/17/40	30,000	29,591
3.95%, 5/15/43	132,000	110,360
4.80%, 11/8/43	29,000	27,319
3.25%, 11/18/49	483,000	347,523
3.70%, 4/6/50	31,000	24,226

Total Norway		1,853,716

Qatar – 0.1%
QatarEnergy
3.13%, 7/12/41(d)	750,000	552,563
3.30%, 7/12/51(d)	200,000	139,120

Total Qatar		691,683

Saudi Arabia – 0.1%

Saudi Arabian Oil Co. 2.25%, 11/24/30(d)	950,000	797,230

Saudi Electricity Global Sukuk Co. 4 4.72%, 9/27/28(d)	200,000	198,018

Total Saudi Arabia		995,248

Singapore – 0.1%

DBS Group Holdings Ltd. 1.17%, 11/22/24(c)	640,000	620,928

South Africa – 0.0%

Anglo American Capital PLC 5.63%, 4/1/30(c)	515,000	516,988

South Korea – 0.1%

POSCO 5.75%, 1/17/28(d)	1,000,000	1,012,010

SK Hynix, Inc. 6.38%, 1/17/28(c)	350,000	360,685

Total South Korea		1,372,695

Spain – 0.3%
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26, (5.862% fixed rate until 9/14/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)	600,000	600,072

Banco Santander SA 3.80%, 2/23/28	200,000	188,566
2.75%, 12/3/30	1,600,000	1,304,768

Telefonica Emisiones SA 7.05%, 6/20/36	1,670,000	1,840,691

Total Spain		3,934,097

Switzerland – 0.3%

Novartis Capital Corp. 2.00%, 2/14/27	100,000	92,703
UBS Group AG
4.55%, 4/17/26	2,487,000	2,443,751
4.28%, 1/9/28(c)	309,000	296,544
6.54%, 8/12/33, (6.537% fixed rate until 8/12/32; Secured Overnight Financing Rate + 3.92% thereafter)(a)(c)	1,047,000	1,094,073

Total Switzerland		3,927,071

Taiwan – 0.1%

TSMC Global Ltd. 1.25%, 4/23/26(c)	822,000	758,106

Thailand – 0.0%

GC Treasury Center Co. Ltd. 4.40%, 3/30/32(d)	225,000	204,766

Thaioil Treasury Center Co. Ltd. 2.50%, 6/18/30(d)	475,000	398,995

Total Thailand		603,761

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

United Arab Emirates – 0.2%

DP World Ltd. 6.85%, 7/2/37(d)	$200,000	$216,736

Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/34(c)	674,455	579,715

MDGH GMTN RSC Ltd. 5.50%, 4/28/33(d)	1,050,000	1,084,713

Total United Arab Emirates		1,881,164

United Kingdom – 1.5%
AstraZeneca PLC
4.00%, 1/17/29	412,000	398,182
6.45%, 9/15/37	577,000	650,273
4.38%, 8/17/48	437,000	388,899
Barclays PLC
4.38%, 1/12/26	309,000	302,808
5.20%, 5/12/26	610,000	603,009
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	532,000	434,873
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	1,309,000	1,433,054
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	309,000	231,991
BAT Capital Corp.
3.22%, 8/15/24	343,000	339,025
3.56%, 8/15/27	149,000	140,790
4.91%, 4/2/30	176,000	171,028
4.39%, 8/15/37	200,000	164,172
7.08%, 8/2/53	13,000	13,490

British Telecommunications PLC 9.63%, 12/15/30	131,000	160,365

CK Hutchison International 21 Ltd. 2.50%, 4/15/31(c)	750,000	637,312
Diageo Capital PLC
3.88%, 5/18/28	412,000	398,243
2.13%, 4/29/32	825,000	667,111

GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	206,000	231,085

HSBC Holdings PLC
3.80%, 3/11/25, (3.803% fixed rate until 3/11/24; 3-month Secured Overnight Financing Rate + 1.473% thereafter)(a)	412,000	411,798
2.63%, 11/7/25, (2.633% fixed rate until 11/7/24; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	412,000	402,870
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month Secured Overnight Financing Rate + 1.609% thereafter)(a)	384,000	376,596
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	970,000	1,093,394
6.50%, 9/15/37	1,420,000	1,495,260

Imperial Brands Finance PLC 4.25%, 7/21/25(c)	755,000	740,217

Jaguar Land Rover Automotive PLC 5.50%, 7/15/29(c)	492,000	473,383
Lloyds Banking Group PLC
3.90%, 3/12/24	412,000	411,831
7.95%, 11/15/33, (7.953% fixed rate until 8/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	509,000	567,795
LSEGA Financing PLC 2.50%, 4/6/31(c)	260,000	218,605

Nationwide Building Society 4.00%, 9/14/26(c)	845,000	808,335
NatWest Group PLC
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	505,000	469,019
3.03%, 11/28/35, (3.032% fixed rate until 8/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	281,267
Reynolds American, Inc.
6.15%, 9/15/43	516,000	499,493
5.85%, 8/15/45	180,000	163,435
Santander U.K. Group Holdings PLC
6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(a)	465,000	472,054
Standard Chartered PLC
3.60%, 1/12/33, (3.603% fixed rate until 1/12/32; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(c)	300,000	252,213
5.70%, 3/26/44(c)	301,000	292,852

Unilever Capital Corp. 3.50%, 3/22/28	512,000	490,010
Vodafone Group PLC
4.13%, 5/30/25	825,000	811,792
6.15%, 2/27/37	412,000	430,458
4.25%, 9/17/50	184,000	145,117
5.63%, 2/10/53	58,000	56,083
5.75%, 2/10/63	100,000	97,782

Total United Kingdom		18,827,369

United States – 29.1%
3M Co.
2.25%, 9/19/26	309,000	288,047
2.88%, 10/15/27	412,000	381,677
4.00%, 9/14/48	576,000	465,448

7-Eleven, Inc. 2.80%, 2/10/51(c)	34,000	21,072
Abbott Laboratories
1.40%, 6/30/30	152,000	125,436
4.90%, 11/30/46	669,000	645,685
AbbVie, Inc.
2.60%, 11/21/24	100,000	98,022
3.80%, 3/15/25	309,000	302,780
3.60%, 5/14/25	516,000	505,685
3.20%, 5/14/26	619,000	595,831
3.20%, 11/21/29	181,000	165,691

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value
4.55%, 3/15/35	$172,000	$165,017
4.50%, 5/14/35	412,000	393,464
4.05%, 11/21/39	437,000	384,053
4.25%, 11/21/49	412,000	355,029

ACCO Brands Corp. 4.25%, 3/15/29(c)	93,000	82,511

AdaptHealth LLC 6.13%, 8/1/28(c)	73,000	67,251

Adobe, Inc. 2.30%, 2/1/30	527,000	460,108

ADT Security Corp. 4.88%, 7/15/32(c)	362,000	328,424

Advanced Micro Devices, Inc. 4.39%, 6/1/52	100,000	88,451
Aetna, Inc.
6.63%, 6/15/36	146,000	159,147
4.13%, 11/15/42	187,000	149,555

Air Lease Corp. 5.85%, 12/15/27	100,000	101,192
Air Products & Chemicals, Inc.
1.85%, 5/15/27	437,000	399,558
2.05%, 5/15/30	13,000	11,063
2.70%, 5/15/40	412,000	296,665
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(c)	56,000	54,036
5.88%, 2/15/28(c)	413,000	407,383
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/32	462,000	357,158
3.00%, 5/18/51	315,000	198,053

Allegion U.S. Holding Co., Inc. 5.41%, 7/1/32	17,000	16,999

Alliant Energy Finance LLC 4.25%, 6/15/28(c)	160,000	154,267
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 4/15/28(c)	171,000	170,001
5.88%, 11/1/29(c)	268,000	245,665

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/28(c)	326,000	289,397

Allstate Corp. 3.28%, 12/15/26	412,000	392,578
Ally Financial, Inc.
3.88%, 5/21/24	173,000	172,241
4.75%, 6/9/27	518,000	503,221
8.00%, 11/1/31	1,177,000	1,293,346
Alphabet, Inc.
1.10%, 8/15/30	228,000	184,662
1.90%, 8/15/40	1,325,000	878,024
Altria Group, Inc.
4.80%, 2/14/29	441,000	433,331
4.00%, 2/4/61	309,000	221,136
Amazon.com, Inc.
2.80%, 8/22/24	412,000	406,875
3.80%, 12/5/24	509,000	503,569
3.15%, 8/22/27	412,000	391,182
1.65%, 5/12/28	52,000	46,167
1.50%, 6/3/30	54,000	44,677
4.80%, 12/5/34	452,000	452,185

AMC Networks, Inc. 4.25%, 2/15/29	750,000	486,037
American Airlines Pass-Through Trust
4.00%, 1/15/27, Series 2013-1, Class A	110,163	106,451
3.20%, 12/15/29, Series 2016-2, Class AA	271,824	248,846
3.65%, 12/15/29, Series 2016-2, Class A	212,468	192,145
3.35%, 4/15/31, Series 2017-2, Class AA	388,059	354,530
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	93,000	91,907
6.88%, 7/1/28	35,000	33,865
American Electric Power Co., Inc.
3.88%, 2/15/62, (3.875% fixed rate until 11/15/26; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	1,637,000	1,461,366
American Express Co.
3.00%, 10/30/24	309,000	304,013
3.30%, 5/3/27	412,000	390,695
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(a)	100,000	94,800

American Homes 4 Rent LP 3.63%, 4/15/32	840,000	732,791
American Honda Finance Corp.
0.75%, 8/9/24	150,000	146,968
1.20%, 7/8/25	825,000	782,628
4.70%, 1/12/28	136,000	135,417
2.25%, 1/12/29	155,000	137,679
American International Group, Inc.
4.50%, 7/16/44	11,000	9,721
4.75%, 4/1/48	169,000	154,474
5.75%, 4/1/48, Series A-9, (5.75% fixed rate until 4/1/28; Secured Overnight Financing Rate + 3.143% thereafter)(a)	423,000	415,940
American Tower Corp.
4.40%, 2/15/26	100,000	98,361
3.55%, 7/15/27	309,000	292,997
5.90%, 11/15/33	11,000	11,295
American Water Capital Corp.
3.75%, 9/1/28	176,000	167,059
2.80%, 5/1/30	186,000	162,981
3.75%, 9/1/47	100,000	77,780
4.20%, 9/1/48	111,000	93,465
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 5/20/25	20,000	19,662
5.75%, 5/20/27	138,000	130,584

Ameriprise Financial, Inc. 3.00%, 4/2/25	179,000	174,393
Amgen, Inc.
5.25%, 3/2/25	100,000	99,821
2.30%, 2/25/31	825,000	690,888
3.15%, 2/21/40	437,000	328,130
5.65%, 6/15/42	100,000	100,971

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value
4.40%, 5/1/45	$619,000	$528,898
5.75%, 3/2/63	175,000	175,261

AmWINS Group, Inc. 4.88%, 6/30/29(c)	186,000	171,682

Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/30(c)	25,000	22,682

Aon Corp. 2.80%, 5/15/30	188,000	163,628

Aon Global Ltd. 4.45%, 5/24/43	412,000	338,821
Apache Corp.
4.25%, 1/15/30	121,000	111,279
6.00%, 1/15/37	500,000	486,825
5.35%, 7/1/49	500,000	405,595

Appalachian Power Co. 4.45%, 6/1/45	309,000	255,772
Apple, Inc.
3.20%, 5/13/25	412,000	403,340
3.25%, 2/23/26	412,000	399,784
3.35%, 2/9/27	412,000	396,455
1.20%, 2/8/28	109,000	95,822
1.65%, 5/11/30	137,000	114,654
2.38%, 2/8/41	309,000	217,533
3.85%, 5/4/43	412,000	352,956
2.65%, 5/11/50	412,000	268,393

Applied Materials, Inc. 3.30%, 4/1/27	406,000	388,696

Aptim Corp. 7.75%, 6/15/25(c)	312,000	302,437

APX Group, Inc. 5.75%, 7/15/29(c)	224,000	213,123

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/27(c)	200,000	144,798

Ares Capital Corp. 2.88%, 6/15/28	2,314,000	2,027,874
Arizona Public Service Co.
2.95%, 9/15/27	309,000	289,929
3.35%, 5/15/50	412,000	282,348

Asbury Automotive Group, Inc. 4.63%, 11/15/29(c)	63,000	57,454

Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88%, 6/30/29(c)	380,000	355,509

Ashland, Inc. 3.38%, 9/1/31(c)	161,000	135,433

ASP Unifrax Holdings, Inc. 7.50%, 9/30/29(c)	100,000	54,931
AT&T, Inc.
1.70%, 3/25/26	894,000	831,733
2.30%, 6/1/27	412,000	377,322
2.55%, 12/1/33	1,813,000	1,430,548
4.50%, 5/15/35	327,000	301,337
5.35%, 9/1/40	11,000	10,619
3.50%, 6/1/41	825,000	633,740
4.30%, 12/15/42	15,000	12,684
3.65%, 6/1/51	412,000	295,111
3.50%, 9/15/53	2,109,000	1,453,228
3.55%, 9/15/55	255,000	174,015
3.80%, 12/1/57	509,000	359,430

AthenaHealth Group, Inc. 6.50%, 2/15/30(c)	209,000	187,423

Athene Holding Ltd. 3.95%, 5/25/51	2,000,000	1,462,740

Atlantic City Electric Co. 2.30%, 3/15/31	92,000	76,005
Atmos Energy Corp.
2.63%, 9/15/29	100,000	89,082
2.85%, 2/15/52	233,000	149,449

Autodesk, Inc. 2.40%, 12/15/31	785,000	652,233

AutoNation, Inc. 3.85%, 3/1/32	278,000	242,869
AvalonBay Communities, Inc.
3.50%, 11/15/24	175,000	172,601
3.30%, 6/1/29	182,000	167,890
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	135,000	127,351
3.14%, 11/7/29	174,000	158,876

Ball Corp. 2.88%, 8/15/30	114,000	96,547
Bank of America Corp.
3.95%, 4/21/25, Series L	841,000	827,258
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month Secured Overnight Financing Rate + 1.352% thereafter)(a)	412,000	405,709
4.45%, 3/3/26	1,236,000	1,215,791
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(a)	180,000	175,797
3.50%, 4/19/26	412,000	399,422
4.25%, 10/22/26	795,000	777,947
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	421,000	404,610
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	1,335,000	1,247,905
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	825,000	704,368
2.69%, 4/22/32(a)	331,000	277,265
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	1,005,000	702,626
5.88%, 2/7/42	251,000	267,195
5.00%, 1/21/44	215,000	205,895
4.75%, 4/21/45, Series L	50,000	45,470
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(a)	186,000	157,237

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value
Bank of New York Mellon Corp.
4.41%, 7/24/26, (4.414% fixed rate until 7/24/25; Secured Overnight Financing Rate + 1.345% thereafter)(a)	$173,000	$170,671
2.45%, 8/17/26	100,000	94,116
1.05%, 10/15/26	166,000	149,994
3.25%, 5/16/27	309,000	293,785
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	100,000	95,603
3.00%, 10/30/28	272,000	249,552

BankUnited, Inc. 5.13%, 6/11/30	845,000	776,944
Bath & Body Works, Inc.
6.63%, 10/1/30(c)	178,000	179,283
7.60%, 7/15/37	344,000	336,800
Bausch Health Cos., Inc.
4.88%, 6/1/28(c)	88,000	50,212
6.25%, 2/15/29(c)	187,000	86,276
5.25%, 2/15/31(c)	100,000	43,496

BCPE Empire Holdings, Inc. 7.63%, 5/1/27(c)	9,000	8,630

Becton Dickinson & Co. 1.96%, 2/11/31	148,000	120,416
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	130,000	128,224
6.13%, 4/1/36	432,000	455,941
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	412,000	359,322
4.25%, 1/15/49	29,000	25,576
2.85%, 10/15/50	35,000	23,127

Berkshire Hathaway, Inc. 3.13%, 3/15/26	412,000	398,355

Best Buy Co., Inc. 4.45%, 10/1/28	171,000	167,594

Biogen, Inc. 4.05%, 9/15/25	309,000	302,971

Black Knight InfoServ LLC 3.63%, 9/1/28(c)	100,000	94,178
BlackRock, Inc.
3.20%, 3/15/27	85,000	81,320
2.40%, 4/30/30	90,000	78,508
1.90%, 1/28/31	567,000	469,448

Blackstone Holdings Finance Co. LLC 6.20%, 4/22/33(c)	360,000	376,650
Blackstone Private Credit Fund
3.25%, 3/15/27	590,000	539,885
4.00%, 1/15/29	900,000	818,847

Blackstone Secured Lending Fund 2.75%, 9/16/26	197,000	180,777
Blue Owl Capital Corp.
3.75%, 7/22/25	555,000	535,003
3.40%, 7/15/26	206,000	191,914
2.88%, 6/11/28	206,000	180,221

Blue Owl Finance LLC 3.13%, 6/10/31(c)	368,000	304,873
Boeing Co.
2.20%, 2/4/26	412,000	386,963
5.04%, 5/1/27	412,000	408,267
5.15%, 5/1/30	1,027,000	1,010,147
5.71%, 5/1/40	412,000	401,478
5.93%, 5/1/60	908,000	870,836

Booking Holdings, Inc. 4.63%, 4/13/30	297,000	291,984

Booz Allen Hamilton, Inc. 3.88%, 9/1/28(c)	100,000	93,008

BorgWarner, Inc. 2.65%, 7/1/27	412,000	380,453
Boston Properties LP
4.50%, 12/1/28	134,000	126,661
2.90%, 3/15/30	409,000	345,944
3.25%, 1/30/31	98,000	82,553
2.55%, 4/1/32	572,000	444,862
BP Capital Markets America, Inc.
3.94%, 9/21/28	412,000	395,940
4.23%, 11/6/28	100,000	97,328
2.72%, 1/12/32	190,000	161,238
3.00%, 2/24/50	18,000	12,064
2.77%, 11/10/50	228,000	145,400
3.38%, 2/8/61	100,000	67,395
Brandywine Operating Partnership LP
4.10%, 10/1/24	418,000	413,624
3.95%, 11/15/27	212,000	186,577
7.80%, 3/15/28	186,000	184,717

Brighthouse Financial, Inc. 5.63%, 5/15/30	399,000	397,149
Bristol-Myers Squibb Co.
1.13%, 11/13/27	412,000	361,225
3.90%, 2/20/28	412,000	398,000
3.40%, 7/26/29	176,000	164,148
2.35%, 11/13/40	412,000	276,942
4.55%, 2/20/48	167,000	147,155

Brixmor Operating Partnership LP 4.05%, 7/1/30	1,760,000	1,617,986

Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	412,000	398,392
Broadcom, Inc.
4.11%, 9/15/28	217,000	208,014
4.30%, 11/15/32	178,000	164,905
3.14%, 11/15/35(c)	1,903,000	1,511,039
4.93%, 5/15/37(c)	434,000	404,770
3.75%, 2/15/51(c)	23,000	17,213

Brooklyn Union Gas Co. 4.27%, 3/15/48(c)	846,000	644,982
Brown & Brown, Inc.
4.20%, 9/15/24	175,000	173,421
2.38%, 3/15/31	306,000	250,339

Brown-Forman Corp. 3.50%, 4/15/25	177,000	173,469
Burlington Northern Santa Fe LLC
3.65%, 9/1/25	176,000	172,258
4.55%, 9/1/44	170,000	152,388
3.30%, 9/15/51	618,000	441,969

Caesars Entertainment, Inc. 7.00%, 2/15/30(c)	168,000	172,308

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value
Capital One Financial Corp.
3.75%, 3/9/27	$513,000	$489,838
3.65%, 5/11/27	412,000	392,405

Carlyle Holdings II Finance LLC 5.63%, 3/30/43(c)	40,000	38,120
Carnival Corp.
7.63%, 3/1/26(c)	223,000	226,031
5.75%, 3/1/27(c)	36,000	35,587
4.00%, 8/1/28(c)	198,000	182,833
10.50%, 6/1/30(c)	36,000	39,300

Carnival Holdings Bermuda Ltd. 10.38%, 5/1/28(c)	154,000	168,100

Carrier Global Corp. 2.24%, 2/15/25	181,000	175,400

Caterpillar Financial Services Corp. 3.40%, 5/13/25	174,000	170,336
Caterpillar, Inc.
3.80%, 8/15/42	412,000	344,061
4.30%, 5/15/44	412,000	372,786
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30(c)	282,000	240,143
4.75%, 2/1/32(c)	470,000	379,854
4.50%, 5/1/32	457,000	361,473
4.25%, 1/15/34(c)	750,000	561,600
Celanese U.S. Holdings LLC
6.17%, 7/15/27	167,000	169,610
6.33%, 7/15/29	100,000	102,809

Cencora, Inc. 2.80%, 5/15/30	626,000	550,473

Centene Corp. 4.63%, 12/15/29	403,000	381,887
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	309,000	293,349
3.35%, 4/1/51, Series AF	309,000	223,178

CenterPoint Energy Resources Corp. 4.40%, 7/1/32	100,000	94,736

Central Garden & Pet Co. 4.13%, 10/15/30	201,000	178,866

Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/29(c)	171,000	172,260

CF Industries, Inc. 5.38%, 3/15/44	194,000	181,295
Charles Schwab Corp.
3.20%, 3/2/27	184,000	174,686
3.20%, 1/25/28	412,000	385,863
4.63%, 3/22/30	221,000	218,417

Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 7/23/25	619,000	610,532
5.38%, 4/1/38	340,000	292,342
6.48%, 10/23/45	412,000	376,795
5.38%, 5/1/47	723,000	570,555
5.75%, 4/1/48	455,000	378,765
3.85%, 4/1/61	450,000	261,310

Chemours Co. 5.75%, 11/15/28(c)	205,000	180,070
4.63%, 11/15/29(c)	510,000	419,781

Chevron USA, Inc. 1.02%, 8/12/27	100,000	88,337
3.25%, 10/15/29	179,000	166,694

Choice Hotels International, Inc. 3.70%, 12/1/29	487,000	427,279

CHS/Community Health Systems, Inc. 8.00%, 12/15/27(c)	22,000	21,144
6.00%, 1/15/29(c)	182,000	157,053

Chubb Corp. 6.00%, 5/11/37	412,000	442,509

Churchill Downs, Inc. 4.75%, 1/15/28(c)	100,000	94,633

Ciena Corp. 4.00%, 1/31/30(c)	204,000	182,831

Cigna Group 3.25%, 4/15/25	309,000	301,637
5.69%, 3/15/26	422,000	422,068
4.80%, 8/15/38	855,000	794,192

Cinemark USA, Inc. 5.25%, 7/15/28(c)	348,000	325,905

Cisco Systems, Inc. 5.50%, 1/15/40	619,000	640,492

Citigroup, Inc. 4.00%, 8/5/24	289,000	286,766
3.70%, 1/12/26	175,000	170,413
2.01%, 1/25/26, (2.014% fixed rate until 1/25/25; Secured Overnight Financing Rate + 0.694% thereafter)(a)	553,000	534,364
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	194,000	188,873
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	619,000	595,032
4.13%, 7/25/28	872,000	828,653
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	704,000	660,296
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	857,000	725,262
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	273,000	224,867
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	195,000	164,069
5.88%, 2/22/33	160,000	163,045
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	163,988
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(a)	382,000	321,713
8.13%, 7/15/39	374,000	474,382
5.88%, 1/30/42	151,000	158,807
5.30%, 5/6/44	327,000	312,772

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Citizens Financial Group, Inc. 2.50%, 2/6/30	$40,000	$33,188
3.25%, 4/30/30	516,000	447,062
5.64%, 5/21/37, (5.641% fixed rate until 5/21/32; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	48,000	43,976

Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/27(c)	58,000	54,284

Clorox Co. 1.80%, 5/15/30	651,000	538,117

Cloud Software Group, Inc. 6.50%, 3/31/29(c)	203,000	189,208

ClubCorp Holdings, Inc. 8.50%, 9/15/25(c)	240,000	216,540

CME Group, Inc. 2.65%, 3/15/32	113,000	96,951
5.30%, 9/15/43	153,000	155,000

Coca-Cola Co. 2.90%, 5/25/27	412,000	391,079
1.65%, 6/1/30	158,000	132,123
2.00%, 3/5/31	619,000	518,227
2.50%, 3/15/51	373,000	233,558

Colgate-Palmolive Co. 4.60%, 3/1/33	100,000	99,346

Columbia Pipelines Operating Co. LLC 6.04%, 11/15/33(c)	11,000	11,307

Comcast Corp. 1.95%, 1/15/31	977,000	802,762
4.25%, 1/15/33	309,000	289,598
4.20%, 8/15/34	309,000	284,385
3.75%, 4/1/40	412,000	337,449
3.97%, 11/1/47	299,000	237,376
2.89%, 11/1/51	408,000	258,750
2.94%, 11/1/56	1,487,000	916,840

Conagra Brands, Inc. 4.60%, 11/1/25	233,000	229,587

Concentrix Corp. 6.85%, 8/2/33	513,000	501,847

Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(c)	316,000	290,284

ConocoPhillips Co. 6.50%, 2/1/39	100,000	113,166
4.30%, 11/15/44	145,000	124,764
4.03%, 3/15/62	931,000	722,931

Constellation Insurance, Inc. 6.63%, 5/1/31(c)	163,000	157,143

Continental Resources, Inc. 2.88%, 4/1/32(c)	114,000	91,606

COPT Defense Properties LP 2.90%, 12/1/33	358,000	274,106

Corebridge Financial, Inc. 6.05%, 9/15/33(c)	107,000	109,426
6.88%, 12/15/52, (6.875% fixed rate until 9/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	55,000	55,025

Costco Wholesale Corp. 2.75%, 5/18/24	176,000	174,958

Covanta Holding Corp. 5.00%, 9/1/30	15,000	13,034

CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/31(c)	324,000	302,302

Credit Acceptance Corp. 6.63%, 3/15/26	40,000	39,884

CRH America, Inc. 3.88%, 5/18/25(c)	711,000	695,934

Crown Americas LLC 5.25%, 4/1/30	177,000	170,637

Crown Castle, Inc. 3.10%, 11/15/29	100,000	88,590
2.10%, 4/1/31	480,000	385,286

CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/25(c)	176,000	175,409

CSC Holdings LLC 5.75%, 1/15/30(c)	200,000	117,820
5.00%, 11/15/31(c)	200,000	110,762

CSX Corp. 3.25%, 6/1/27	176,000	167,086
3.80%, 3/1/28	173,000	166,438
4.40%, 3/1/43	412,000	365,638

CubeSmart LP 2.25%, 12/15/28	111,000	96,640

Curo Group Holdings Corp. 7.50%, 8/1/28(c)(f)	300,000	30,174

Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(c)	32,000	31,588

CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(c)	233,000	221,245

CVS Health Corp. 1.30%, 8/21/27	100,000	87,913
4.30%, 3/25/28	137,000	133,049
4.78%, 3/25/38	679,000	618,216
4.13%, 4/1/40	17,000	13,994
2.70%, 8/21/40	619,000	422,542
5.30%, 12/5/43	179,000	166,563
5.13%, 7/20/45	412,000	375,365
5.05%, 3/25/48	997,000	891,139

Dana, Inc. 4.25%, 9/1/30	326,000	282,505
4.50%, 2/15/32	425,000	357,735

DaVita, Inc. 3.75%, 2/15/31(c)	15,000	12,323

Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/28(c)	74,000	73,830

Dell International LLC/EMC Corp. 6.02%, 6/15/26	839,000	848,397

Delta Air Lines, Inc. 3.75%, 10/28/29	270,000	246,631

Devon Energy Corp. 5.60%, 7/15/41	315,000	297,596
4.75%, 5/15/42	414,000	350,766

Diamondback Energy, Inc. 4.40%, 3/24/51	27,000	21,824
6.25%, 3/15/53	23,000	24,351

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Digital Realty Trust LP 3.70%, 8/15/27	$182,000	$173,573
3.60%, 7/1/29	335,000	308,981

Discovery Communications LLC 3.63%, 5/15/30	225,000	197,838
5.20%, 9/20/47	447,000	364,073

DISH DBS Corp. 5.75%, 12/1/28(c)	673,000	466,719

Dominion Energy South Carolina, Inc. 4.60%, 6/15/43	172,000	152,156

Dominion Energy, Inc. 3.07%, 8/15/24(a)	178,000	175,910
3.30%, 3/15/25, Series A	179,000	174,978
1.45%, 4/15/26, Series A	409,000	377,801
3.30%, 4/15/41, Series B	309,000	227,792

Dow Chemical Co. 2.10%, 11/15/30	199,000	166,235
3.60%, 11/15/50	309,000	225,032

DTE Energy Co. 1.05%, 6/1/25, Series F	877,000	831,080

Duke Energy Carolinas LLC
2.55%, 4/15/31	61,000	52,309
3.45%, 4/15/51	309,000	220,623

Duke Energy Corp. 2.45%, 6/1/30	225,000	192,600
4.50%, 8/15/32	100,000	93,921
3.75%, 9/1/46	19,000	14,166
3.50%, 6/15/51	1,070,000	740,087

Duke Energy Florida LLC 3.80%, 7/15/28	412,000	395,672
6.40%, 6/15/38	141,000	152,255

Duke Energy Progress LLC 4.20%, 8/15/45	309,000	254,662

DuPont de Nemours, Inc. 5.42%, 11/15/48	412,000	405,466

Duquesne Light Holdings, Inc. 2.53%, 10/1/30(c)	17,000	14,075

Eastern Energy Gas Holdings LLC 2.50%, 11/15/24, Series A	133,000	130,250

Eaton Corp. 4.15%, 11/2/42	179,000	155,553

eBay, Inc. 2.70%, 3/11/30	372,000	325,180
4.00%, 7/15/42	120,000	95,332

Eco Material Technologies, Inc. 7.88%, 1/31/27(c)	3,000	3,008

Ecolab, Inc. 2.70%, 11/1/26	178,000	168,774
3.25%, 12/1/27	100,000	94,780
4.80%, 3/24/30	405,000	404,652

El Paso Electric Co. 5.00%, 12/1/44	174,000	148,972

Elevance Health, Inc. 2.38%, 1/15/25	179,000	174,246
1.50%, 3/15/26	309,000	287,076
3.65%, 12/1/27	586,000	560,503
4.10%, 3/1/28	309,000	299,013
2.55%, 3/15/31	57,000	48,363
4.65%, 1/15/43	16,000	14,458

Eli Lilly & Co. 2.25%, 5/15/50	1,547,000	938,426

Emerson Electric Co. 2.00%, 12/21/28	190,000	167,707
1.95%, 10/15/30	570,000	478,407

Encino Acquisition Partners Holdings LLC 8.50%, 5/1/28(c)	304,000	303,930

Energizer Holdings, Inc. 4.38%, 3/31/29(c)	248,000	219,812

Energy Transfer LP 2.90%, 5/15/25	100,000	96,832
4.75%, 1/15/26	172,000	170,084
6.50%, 2/1/42	872,000	913,054
6.13%, 12/15/45	473,000	470,569

EnLink Midstream Partners LP 5.05%, 4/1/45	500,000	425,015
5.45%, 6/1/47	500,000	440,770

Entegris, Inc. 4.75%, 4/15/29(c)	691,000	653,043

Entergy Arkansas LLC 3.35%, 6/15/52	15,000	10,331

Entergy Corp. 2.95%, 9/1/26	200,000	189,882
2.80%, 6/15/30	165,000	142,883

Entergy Louisiana LLC 0.95%, 10/1/24	183,000	178,346
4.20%, 9/1/48	100,000	81,322

Entergy Texas, Inc. 5.80%, 9/1/53	11,000	11,347

Enterprise Products Operating LLC 4.85%, 3/15/44	454,000	416,118
4.90%, 5/15/46	722,000	659,930
3.20%, 2/15/52	412,000	281,701
3.95%, 1/31/60	199,000	150,762
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)	130,000	120,684

EOG Resources, Inc. 4.38%, 4/15/30	100,000	97,049

EPR Properties 3.60%, 11/15/31	211,000	172,769

EQM Midstream Partners LP 4.50%, 1/15/29(c)	360,000	337,241

EQT Corp. 7.00%, 2/1/30	1,662,000	1,761,354

Equifax, Inc. 2.35%, 9/15/31	100,000	81,709

Equinix, Inc. 3.20%, 11/18/29	236,000	212,261
2.50%, 5/15/31	201,000	167,986

Equitable Holdings, Inc. 5.00%, 4/20/48	1,377,000	1,251,624

ERP Operating LP 3.00%, 7/1/29	150,000	135,990
4.50%, 7/1/44	179,000	154,160

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Essential Utilities, Inc. 2.70%, 4/15/30	$155,000	$133,548
3.35%, 4/15/50	100,000	69,306
5.30%, 5/1/52	370,000	344,352

Essex Portfolio LP 2.65%, 3/15/32	1,053,000	859,237

Evergy Kansas Central, Inc. 4.13%, 3/1/42	412,000	342,883
4.25%, 12/1/45	235,000	193,421

Eversource Energy 2.90%, 10/1/24, Series L	493,000	485,127

Exelon Corp. 3.35%, 3/15/32	86,000	75,172
4.95%, 6/15/35	412,000	385,982
5.10%, 6/15/45	309,000	281,836
4.45%, 4/15/46	81,000	67,965

Expedia Group, Inc. 3.25%, 2/15/30	488,000	435,164

Extra Space Storage LP 2.40%, 10/15/31	422,000	341,183

Exxon Mobil Corp. 3.48%, 3/19/30	176,000	164,305
3.45%, 4/15/51	198,000	147,015

Federal Realty OP LP 3.50%, 6/1/30	312,000	280,132

FedEx Corp. 3.40%, 2/15/28	412,000	389,105
4.25%, 5/15/30	170,000	162,328
2.40%, 5/15/31	56,000	46,817
3.25%, 5/15/41	200,000	147,876
4.05%, 2/15/48	196,000	154,515
5.25%, 5/15/50	160,000	151,130

Fidelity National Information Services, Inc. 2.25%, 3/1/31	1,021,000	854,700
5.63%, 7/15/52	25,000	24,788

Fifth Third Bancorp 8.25%, 3/1/38	350,000	414,053

First American Financial Corp. 4.00%, 5/15/30	183,000	163,371

First Citizens BancShares, Inc.
3.38%, 3/15/30, (3.375% fixed rate until 3/15/25; 3-month Secured Overnight Financing Rate + 2.465% thereafter)(a)	121,000	116,297

First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/29(c)	410,000	357,057

Fiserv, Inc. 2.25%, 6/1/27	412,000	377,079
2.65%, 6/1/30	576,000	495,619

Flex Ltd. 4.75%, 6/15/25	100,000	98,921

Florida Power & Light Co. 5.05%, 4/1/28	100,000	100,761
2.45%, 2/3/32	100,000	83,643
4.05%, 6/1/42	589,000	499,590
3.80%, 12/15/42	309,000	252,385
3.15%, 10/1/49	210,000	145,139
5.30%, 4/1/53	100,000	98,889

FMC Corp. 3.45%, 10/1/29	14,000	12,450

FNB Corp. 5.15%, 8/25/25	30,000	29,522

Ford Motor Co. 6.63%, 10/1/28	11,000	11,505
4.75%, 1/15/43	902,000	732,126

Ford Motor Credit Co. LLC 5.13%, 6/16/25	377,000	373,347
6.95%, 3/6/26	283,000	288,182
4.95%, 5/28/27	500,000	486,265
4.13%, 8/17/27	500,000	472,820

Fox Corp. 4.71%, 1/25/29	171,000	166,946
6.50%, 10/13/33	16,000	16,816
5.58%, 1/25/49	342,000	313,145

Franklin Resources, Inc. 1.60%, 10/30/30	36,000	29,079

Freeport-McMoRan, Inc. 5.45%, 3/15/43	1,083,000	1,010,439

Fresenius Medical Care U.S. Finance III, Inc. 3.00%, 12/1/31(c)	428,000	340,701

Frontier Communications Holdings LLC 6.75%, 5/1/29(c)	155,000	139,436

Gap, Inc. 3.63%, 10/1/29(c)	256,000	216,586
3.88%, 10/1/31(c)	333,000	268,641

GATX Corp. 1.90%, 6/1/31	120,000	94,619

GCI LLC 4.75%, 10/15/28(c)	128,000	115,035

GE HealthCare Technologies, Inc. 5.55%, 11/15/24	169,000	168,770
5.86%, 3/15/30	159,000	164,396
5.91%, 11/22/32	100,000	103,946

General Dynamics Corp. 4.25%, 4/1/40	174,000	155,206

General Mills, Inc. 5.24%, 11/18/25	170,000	169,912
3.00%, 2/1/51	237,000	152,901

General Motors Co. 6.60%, 4/1/36	309,000	324,533
6.25%, 10/2/43	1,455,000	1,462,595

General Motors Financial Co., Inc. 5.25%, 3/1/26	412,000	410,793
3.60%, 6/21/30	2,790,000	2,502,490

Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 2/1/28	45,000	45,043

Genuine Parts Co. 1.75%, 2/1/25	100,000	96,545

Genworth Holdings, Inc. 6.50%, 6/15/34	312,000	293,118

Georgia-Pacific LLC 3.60%, 3/1/25(c)	177,000	174,226
0.95%, 5/15/26(c)	219,000	200,348

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Gilead Sciences, Inc. 3.50%, 2/1/25	$309,000	$303,769
3.65%, 3/1/26	339,000	329,308
4.75%, 3/1/46	329,000	299,035

Global Atlantic Fin Co. 4.40%, 10/15/29(c)	21,000	19,222

Global Payments, Inc. 4.45%, 6/1/28	100,000	96,449
5.95%, 8/15/52	179,000	176,149

GLP Capital LP/GLP Financing II, Inc. 5.30%, 1/15/29	632,000	614,234

Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/27(c)	175,000	170,215
3.50%, 3/1/29(c)	197,000	175,771

Goldman Sachs Group, Inc. 3.85%, 7/8/24	412,000	409,396
3.50%, 1/23/25	530,000	520,889
4.25%, 10/21/25	176,000	172,932
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	722,000	667,540
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	755,000	699,666
2.60%, 2/7/30	194,000	168,481
6.45%, 5/1/36	650,000	695,116
6.75%, 10/1/37	1,625,000	1,768,569

Goodyear Tire & Rubber Co. 5.63%, 4/30/33	497,000	445,108

Grand Canyon University 5.13%, 10/1/28	39,000	35,322

Graphic Packaging International LLC 3.50%, 3/15/28(c)	68,000	62,569

Gray Television, Inc. 5.88%, 7/15/26(c)	114,000	108,307

H&E Equipment Services, Inc. 3.88%, 12/15/28(c)	100,000	90,291

HCA, Inc. 5.25%, 4/15/25	173,000	172,249
5.88%, 2/15/26	128,000	128,585
5.63%, 9/1/28	166,000	167,348
3.50%, 9/1/30	248,000	221,836
5.90%, 6/1/53	35,000	34,414

Healthcare Realty Holdings LP 2.00%, 3/15/31	328,000	257,237

Healthpeak OP LLC 3.00%, 1/15/30	973,000	854,080

Hershey Co. 2.30%, 8/15/26	309,000	291,770

Hewlett Packard Enterprise Co. 1.45%, 4/1/24	412,000	410,599
6.35%, 10/15/45	156,000	161,440

Highwoods Realty LP 3.88%, 3/1/27	20,000	18,788
4.13%, 3/15/28	194,000	181,336

Hilton Domestic Operating Co., Inc. 3.63%, 2/15/32(c)	460,000	393,300

HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/29(c)	540,000	386,165

Home Depot, Inc. 2.70%, 4/15/30	176,000	155,755
1.88%, 9/15/31	18,000	14,593
5.88%, 12/16/36	1,050,000	1,119,300
3.30%, 4/15/40	640,000	501,882
3.13%, 12/15/49	8,000	5,578
3.63%, 4/15/52	7,000	5,297

Honeywell International, Inc. 2.30%, 8/15/24	74,000	72,964
3.81%, 11/21/47	1,072,000	866,658

HP, Inc. 2.20%, 6/17/25	412,000	395,549
4.75%, 1/15/28	100,000	99,030
4.00%, 4/15/29	179,000	170,535
6.00%, 9/15/41	14,000	14,335

Hudson Pacific Properties LP 5.95%, 2/15/28	208,000	187,113

Humana, Inc. 3.85%, 10/1/24	911,000	901,125
5.70%, 3/13/26	172,000	171,955
5.88%, 3/1/33	155,000	159,183

Huntington Bancshares, Inc. 2.63%, 8/6/24	182,000	179,599

Hyatt Hotels Corp. 5.75%, 4/23/30	158,000	161,095

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.38%, 2/1/29	145,000	122,503

iHeartCommunications, Inc. 6.38%, 5/1/26	40,000	33,516
4.75%, 1/15/28(c)	40,000	28,817

Illinois Tool Works, Inc. 2.65%, 11/15/26	178,000	169,276

Imola Merger Corp. 4.75%, 5/15/29(c)	400,000	371,164

Ingevity Corp. 3.88%, 11/1/28(c)	29,000	25,615

Intel Corp. 3.70%, 7/29/25	726,000	711,248
3.15%, 5/11/27	412,000	390,617
2.45%, 11/15/29	168,000	147,279
5.13%, 2/10/30	164,000	165,392
5.63%, 2/10/43	534,000	543,286
4.10%, 5/11/47	11,000	9,055
3.73%, 12/8/47	10,000	7,604

Intercontinental Exchange, Inc. 1.85%, 9/15/32	412,000	318,216
4.60%, 3/15/33	87,000	83,281
2.65%, 9/15/40	220,000	156,004
4.95%, 6/15/52	110,000	102,974
3.00%, 9/15/60	288,000	179,073

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

International Business Machines Corp. 3.45%, 2/19/26	$412,000	$399,780
1.95%, 5/15/30	980,000	821,073
2.85%, 5/15/40	412,000	299,973

International Flavors & Fragrances, Inc. 1.83%, 10/15/27(c)	188,000	165,352
5.00%, 9/26/48	188,000	157,899

International Paper Co. 4.35%, 8/15/48	898,000	762,573

Invitation Homes Operating Partnership LP 4.15%, 4/15/32	777,000	703,379

IPALCO Enterprises, Inc. 4.25%, 5/1/30	2,076,000	1,912,992

Iron Mountain, Inc. 5.25%, 7/15/30(c)	135,000	126,471

ITC Holdings Corp. 3.65%, 6/15/24	139,000	138,109
3.35%, 11/15/27	382,000	358,793

Jackson National Life Global Funding 3.05%, 6/21/29(c)	19,000	16,261

Jacobs Engineering Group, Inc. 5.90%, 3/1/33	100,000	100,079

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.63%, 1/15/32	275,000	231,440
5.75%, 4/1/33	1,160,000	1,126,975

Jefferies Financial Group, Inc. 4.15%, 1/23/30	180,000	167,551
2.63%, 10/15/31	100,000	81,857
6.25%, 1/15/36	100,000	102,892

John Deere Capital Corp. 2.80%, 9/8/27	412,000	385,949
4.15%, 9/15/27	171,000	167,672
4.75%, 1/20/28	165,000	164,969
3.45%, 3/7/29	412,000	388,903

Johnson & Johnson 2.45%, 3/1/26	412,000	394,309
2.90%, 1/15/28	412,000	389,830
3.63%, 3/3/37	412,000	364,340

JPMorgan Chase & Co. 3.13%, 1/23/25	309,000	303,015
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month Secured Overnight Financing Rate + 1.417% thereafter)(a)	309,000	309,000
2.08%, 4/22/26(a)	145,000	139,555
4.13%, 12/15/26	548,000	535,127
4.25%, 10/1/27	958,000	937,767
3.63%, 12/1/27	139,000	132,222
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	813,000	780,838
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	309,000	293,828
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	412,000	375,427
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	412,000	388,265
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	1,009,000	885,640
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	615,000	534,509
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	428,000	344,788
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	309,000	264,186
5.50%, 10/15/40	980,000	1,003,079
5.60%, 7/15/41	119,000	122,764
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	619,000	426,169
5.63%, 8/16/43	141,000	144,801
4.95%, 6/1/45	188,000	175,827
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	240,000	192,211
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	689,000	489,548

Kaiser Aluminum Corp. 4.63%, 3/1/28(c)	89,000	82,269

Kellanova 2.10%, 6/1/30	146,000	122,963

Kemper Corp. 2.40%, 9/30/30	538,000	424,859

Kentucky Utilities Co. 5.13%, 11/1/40	1,031,000	981,234
3.30%, 6/1/50	412,000	285,689

KeyCorp 4.15%, 10/29/25	177,000	171,713
2.25%, 4/6/27	100,000	89,285
4.10%, 4/30/28	404,000	378,871
2.55%, 10/1/29	337,000	282,281
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	438,000	395,948

Keysight Technologies, Inc. 3.00%, 10/30/29	10,000	8,901

Kilroy Realty LP 4.75%, 12/15/28	189,000	178,153

Kimco Realty OP LLC 2.70%, 10/1/30	358,000	304,998

Kinder Morgan Energy Partners LP 4.25%, 9/1/24	175,000	173,661
6.95%, 1/15/38	546,000	589,860

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Kinder Morgan, Inc. 4.30%, 6/1/25	$173,000	$170,524
2.00%, 2/15/31	309,000	250,933
7.75%, 1/15/32	142,000	160,000

Kinetik Holdings LP 5.88%, 6/15/30(c)	175,000	170,779

KLA Corp. 5.25%, 7/15/62	363,000	353,787

Kohl’s Corp. 5.55%, 7/17/45	578,000	383,237

Kraft Heinz Foods Co. 6.75%, 3/15/32	500,000	550,720
5.50%, 6/1/50	377,000	367,149

Kroger Co. 2.65%, 10/15/26	412,000	387,259
7.50%, 4/1/31	338,000	381,714

Kyndryl Holdings, Inc. 3.15%, 10/15/31	596,000	491,873

L3Harris Technologies, Inc. 4.40%, 6/15/28	170,000	165,204

Lam Research Corp. 4.00%, 3/15/29	309,000	297,935

Lazard Group LLC 4.50%, 9/19/28	176,000	168,928

LBJ Infrastructure Group LLC 3.80%, 12/31/57(c)	260,000	174,741

LCPR Senior Secured Financing DAC 5.13%, 7/15/29(c)	283,000	238,043

Lear Corp. 3.55%, 1/15/52	175,000	118,911

Lennar Corp. 4.75%, 11/29/27	422,000	415,459

Level 3 Financing, Inc. 10.50%, 5/15/30(c)	151,000	155,624

Liberty Interactive LLC 8.50%, 7/15/29	277,000	185,504
8.25%, 2/1/30	500,000	329,440

LifePoint Health, Inc. 9.88%, 8/15/30(c)	256,000	265,864

Lincoln National Corp. 3.35%, 3/9/25	75,000	73,237
3.63%, 12/12/26	309,000	295,240
3.80%, 3/1/28	412,000	392,232
7.00%, 6/15/40	74,000	80,801

Lockheed Martin Corp. 3.55%, 1/15/26	368,000	358,642
3.60%, 3/1/35	516,000	451,392
2.80%, 6/15/50	619,000	409,679

Lowe’s Cos., Inc. 3.10%, 5/3/27	412,000	389,600
2.63%, 4/1/31	309,000	263,617
5.63%, 4/15/53	160,000	159,138
5.75%, 7/1/53	100,000	101,167
5.80%, 9/15/62	100,000	99,988
5.85%, 4/1/63	100,000	101,116

LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/26(c)	370,000	366,922

LYB International Finance III LLC 1.25%, 10/1/25	405,000	378,687
3.38%, 10/1/40	309,000	229,232
4.20%, 10/15/49	207,000	160,015
4.20%, 5/1/50	202,000	156,225
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	292,000	268,500

Macy’s Retail Holdings LLC 6.70%, 7/15/34(c)	262,000	225,925
4.50%, 12/15/34	365,000	301,151
6.38%, 3/15/37	306,000	269,528

Marathon Oil Corp. 5.20%, 6/1/45	252,000	219,061

Marathon Petroleum Corp. 4.70%, 5/1/25	100,000	99,061
6.50%, 3/1/41	250,000	265,670

Marriott International, Inc. 4.63%, 6/15/30, Series FF	933,000	903,890
2.75%, 10/15/33, Series II	100,000	80,671

Marsh & McLennan Cos., Inc. 2.25%, 11/15/30	169,000	142,673
4.90%, 3/15/49	100,000	92,618

Martin Marietta Materials, Inc. 4.25%, 7/2/24	174,000	173,278

Masco Corp. 2.00%, 2/15/31	180,000	146,320

Masonite International Corp. 3.50%, 2/15/30(c)	315,000	278,766

Massachusetts Institute of Technology 3.96%, 7/1/38	100,000	90,934
5.60%, 7/1/2111	205,000	222,962

Massachusetts Mutual Life Insurance Co. 5.67%, 12/1/52(c)	18,000	18,012
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.466% thereafter)(a)(c)	362,000	323,650

Mastercard, Inc. 3.50%, 2/26/28	412,000	395,817
4.88%, 3/9/28	664,000	671,576

Match Group Holdings II LLC 4.63%, 6/1/28(c)	69,000	64,935
5.63%, 2/15/29(c)	26,000	25,011

Mattel, Inc. 5.88%, 12/15/27(c)	172,000	171,931

Mavis Tire Express Services Topco Corp. 6.50%, 5/15/29(c)	239,000	224,447

McAfee Corp. 7.38%, 2/15/30(c)	130,000	114,916

McDonald’s Corp. 4.88%, 12/9/45	2,060,000	1,897,219

McGraw-Hill Education, Inc. 5.75%, 8/1/28(c)	85,000	79,632

McKesson Corp. 0.90%, 12/3/25	412,000	382,620

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Medline Borrower LP 3.88%, 4/1/29(c)	$227,000	$203,773

Medtronic, Inc. 4.38%, 3/15/35	295,000	278,421

Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/42	154,000	150,312

Merck & Co., Inc. 0.75%, 2/24/26	412,000	381,096
1.45%, 6/24/30	151,000	123,482
3.90%, 3/7/39	412,000	360,261
4.15%, 5/18/43	412,000	359,940

Meta Platforms, Inc. 3.50%, 8/15/27	59,000	56,577
3.85%, 8/15/32	677,000	627,410
4.45%, 8/15/52	248,000	217,055
4.65%, 8/15/62	100,000	88,540

MetLife, Inc. 4.55%, 3/23/30	168,000	164,596
5.70%, 6/15/35	154,000	159,496
4.05%, 3/1/45	189,000	156,174
5.00%, 7/15/52	560,000	523,426

Metropolitan Life Global Funding I 2.80%, 3/21/25(c)	630,000	613,633
3.45%, 12/18/26(c)	309,000	296,161

Michaels Cos., Inc. 7.88%, 5/1/29(c)	248,000	160,699

Microchip Technology, Inc. 0.98%, 9/1/24	184,000	179,693
4.25%, 9/1/25	175,000	171,887

Micron Technology, Inc. 4.98%, 2/6/26	171,000	170,058
4.19%, 2/15/27	175,000	170,110
4.66%, 2/15/30	197,000	190,450
2.70%, 4/15/32	200,000	164,246
5.88%, 2/9/33	100,000	102,195
3.48%, 11/1/51	294,000	204,697

Microsoft Corp. 2.40%, 8/8/26	412,000	390,152
3.30%, 2/6/27	619,000	598,072
1.35%, 9/15/30(c)	508,000	416,143
2.53%, 6/1/50	852,000	549,966
2.92%, 3/17/52	220,000	152,115

Mid-America Apartments LP 1.70%, 2/15/31	412,000	328,739

Mississippi Power Co. 4.25%, 3/15/42, Series 12-A	825,000	689,568

Mohegan Tribal Gaming Authority 8.00%, 2/1/26(c)	79,000	74,547

Molson Coors Beverage Co. 3.00%, 7/15/26	852,000	811,675

Moody’s Corp. 2.00%, 8/19/31	611,000	494,097
3.75%, 2/25/52	169,000	131,168

Morgan Stanley 4.00%, 7/23/25	309,000	303,756
1.16%, 10/21/25, (1.164% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.56% thereafter)(a)	186,000	180,509
5.00%, 11/24/25	412,000	409,685
4.35%, 9/8/26	533,000	521,141
6.14%, 10/16/26, (6.138% fixed rate until 10/16/25; Secured Overnight Financing Rate + 1.77% thereafter)(a)	168,000	170,056
3.63%, 1/20/27	309,000	298,003
5.05%, 1/28/27, (5.05% fixed rate until 1/28/26; Secured Overnight Financing Rate + 1.295% thereafter)(a)	100,000	99,679
3.95%, 4/23/27	309,000	297,555
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	516,000	475,860
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	176,000	170,396
3.59%, 7/22/28	901,000	853,022
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	753,000	711,969
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	451,000	433,388
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,455,000	1,143,484

Moss Creek Resources Holdings, Inc. 10.50%, 5/15/27(c)	14,000	14,371

MPH Acquisition Holdings LLC 5.75%, 11/1/28(c)	317,000	253,169

MPLX LP 4.88%, 12/1/24	412,000	409,697
4.00%, 3/15/28	412,000	394,873
5.20%, 3/1/47	23,000	20,678
4.70%, 4/15/48	40,000	33,535
5.65%, 3/1/53	70,000	66,686

MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 8/1/26	134,000	119,365
4.63%, 8/1/29	64,000	47,741

MSCI, Inc. 3.63%, 11/1/31(c)	170,000	147,407

Nasdaq, Inc. 1.65%, 1/15/31	85,000	67,725

National Fuel Gas Co. 5.20%, 7/15/25	412,000	409,009

National Grid USA 5.80%, 4/1/35	1,025,000	1,012,987

National Rural Utilities Cooperative Finance Corp. 4.80%, 3/15/28	168,000	167,289
5.80%, 1/15/33	154,000	159,428
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.905% thereafter)(a)	912,000	886,646

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Navient Corp. 4.88%, 3/15/28	$146,000	$133,380

NCL Corp. Ltd. 5.88%, 3/15/26(c)	159,000	155,430

NCR Voyix Corp. 5.00%, 10/1/28(c)	339,000	315,006
5.13%, 4/15/29(c)	44,000	40,757
5.25%, 10/1/30(c)	386,000	349,469

Nestle Holdings, Inc. 4.13%, 10/1/27(c)	171,000	167,231
4.85%, 3/14/33(c)	159,000	159,234

New Fortress Energy, Inc. 6.50%, 9/30/26(c)	186,000	179,616

New York & Presbyterian Hospital 3.95%, 8/1/2119, Series 2019	110,000	80,325

New York Life Global Funding 4.85%, 1/9/28(c)	100,000	99,495

New York State Electric & Gas Corp. 3.30%, 9/15/49(c)	197,000	130,384

Newell Brands, Inc. 6.63%, 9/15/29	170,000	163,050
6.50%, 4/1/46	500,000	400,035

Newmont Corp. 2.25%, 10/1/30	861,000	720,734

Nexstar Media, Inc. 5.63%, 7/15/27(c)	180,000	170,739

NextEra Energy Capital Holdings, Inc. 5.25%, 2/28/53	19,000	17,732
5.11%, 9/29/57(c)	660,000	651,031

NFP Corp. 6.88%, 8/15/28(c)	200,000	203,624

Niagara Mohawk Power Corp. 5.78%, 9/16/52(c)	185,000	184,310

NIKE, Inc. 3.25%, 3/27/40	100,000	79,762
3.63%, 5/1/43	183,000	149,564

NiSource, Inc. 0.95%, 8/15/25	141,000	132,395
3.60%, 5/1/30	179,000	163,953

Nissan Motor Acceptance Co. LLC 1.85%, 9/16/26(c)	351,000	316,195

NNN REIT, Inc. 4.30%, 10/15/28	351,000	337,174

Nordstrom, Inc. 4.25%, 8/1/31	241,000	203,346

Norfolk Southern Corp. 4.45%, 3/1/33	169,000	161,045
3.95%, 10/1/42	412,000	338,586

Northern Natural Gas Co. 4.30%, 1/15/49(c)	382,000	313,462

Northern Trust Corp. 3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.406% thereafter)(a)	466,000	432,560

Northrop Grumman Corp. 2.93%, 1/15/25	309,000	302,319
3.20%, 2/1/27	178,000	169,662
4.03%, 10/15/47	412,000	332,323

Northwestern Mutual Life Insurance Co. 3.63%, 9/30/59(c)	324,000	228,115

Novant Health, Inc. 2.64%, 11/1/36	67,000	50,432

Novelis Corp. 4.75%, 1/30/30(c)	201,000	184,114
3.88%, 8/15/31(c)	385,000	326,264

NRG Energy, Inc. 2.45%, 12/2/27(c)	200,000	178,758
3.38%, 2/15/29(c)	274,000	239,588

Nucor Corp. 2.00%, 6/1/25	631,000	605,545

NVIDIA Corp. 1.55%, 6/15/28	100,000	88,538
2.85%, 4/1/30	175,000	157,685
3.50%, 4/1/40	412,000	345,347
3.50%, 4/1/50	194,000	152,356

Occidental Petroleum Corp. 3.50%, 8/15/29	155,000	141,579
7.88%, 9/15/31	173,000	194,997
6.45%, 9/15/36	500,000	527,870
4.20%, 3/15/48	500,000	385,745

Office Properties Income Trust 2.40%, 2/1/27	700,000	361,767

Oglethorpe Power Corp. 5.95%, 11/1/39	123,000	122,525

Ohio Edison Co. 6.88%, 7/15/36	1,826,000	2,024,377

Olin Corp. 5.63%, 8/1/29	366,000	359,075

Omega Healthcare Investors, Inc. 4.75%, 1/15/28	100,000	96,012
3.38%, 2/1/31	58,000	48,914

Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/1/24	100,000	98,716

OneMain Finance Corp. 4.00%, 9/15/30	398,000	335,824

ONEOK Partners LP 6.20%, 9/15/43	412,000	421,307

ONEOK, Inc. 4.20%, 12/1/42	619,000	484,052
5.15%, 10/15/43	11,000	9,972
4.20%, 10/3/47	210,000	161,618
5.20%, 7/15/48	100,000	90,398
4.45%, 9/1/49	23,000	18,392

Oracle Corp. 2.95%, 11/15/24	412,000	404,296
2.95%, 5/15/25	309,000	299,922
1.65%, 3/25/26	309,000	287,098
3.25%, 11/15/27	483,000	453,083
2.95%, 4/1/30	2,607,000	2,300,573
3.90%, 5/15/35	329,000	282,746
6.13%, 7/8/39	164,000	168,912
5.38%, 7/15/40	642,000	614,439
4.13%, 5/15/45	559,000	442,611

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Otis Worldwide Corp. 3.11%, 2/15/40	$100,000	$76,109

P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/25(c)	58,000	47,265

Pacific Gas & Electric Co. 2.10%, 8/1/27	619,000	555,181
2.50%, 2/1/31	352,000	288,865
3.30%, 8/1/40	619,000	447,122
4.95%, 7/1/50	1,826,000	1,552,630
3.50%, 8/1/50	619,000	416,927

PacifiCorp 4.15%, 2/15/50	662,000	515,413

Packaging Corp. of America 3.00%, 12/15/29	776,000	696,250

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/28(c)	131,000	122,091

Paramount Global 3.38%, 2/15/28	96,000	84,358
4.95%, 1/15/31	91,000	79,767
4.20%, 5/19/32	1,031,000	840,884
6.88%, 4/30/36	44,000	40,411
5.90%, 10/15/40	91,000	74,447
5.25%, 4/1/44	101,000	75,286
4.95%, 5/19/50	165,000	118,384
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 4.174% thereafter)(a)	115,000	94,937

Patterson-UTI Energy, Inc. 7.15%, 10/1/33	376,000	398,782

PayPal Holdings, Inc. 1.65%, 6/1/25	609,000	583,124
2.30%, 6/1/30	161,000	137,137

Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/29(c)	309,000	276,552

PECO Energy Co. 4.15%, 10/1/44	309,000	258,967

PennyMac Financial Services, Inc. 4.25%, 2/15/29(c)	290,000	261,525

PepsiCo, Inc. 1.63%, 5/1/30	776,000	645,748

Permian Resources Operating LLC 5.88%, 7/1/29(c)	177,000	173,170

Pfizer, Inc. 3.45%, 3/15/29	412,000	387,618
4.10%, 9/15/38	412,000	366,573
3.90%, 3/15/39	492,000	420,202
4.30%, 6/15/43	412,000	361,559

PG&E Corp. 5.25%, 7/1/30	86,000	81,115

PG&E Wildfire Recovery Funding LLC 4.02%, 6/1/33, Series A-1	311,262	299,789
4.26%, 6/1/38, Series A-2	1,250,000	1,178,025

PGT Innovations, Inc. 4.38%, 10/1/29(c)	197,000	198,653

Philip Morris International, Inc. 4.88%, 2/13/26	170,000	169,196
5.63%, 11/17/29	327,000	335,054
5.13%, 2/15/30	165,000	164,261
2.10%, 5/1/30	24,000	20,250
5.38%, 2/15/33	161,000	160,430
4.88%, 11/15/43	271,000	243,949

Phillips 66 3.90%, 3/15/28	619,000	595,856
5.88%, 5/1/42	605,000	625,497
4.90%, 10/1/46	21,000	18,832

Piedmont Natural Gas Co., Inc. 5.05%, 5/15/52	105,000	94,752

Piedmont Operating Partnership LP 3.15%, 8/15/30	601,000	462,163

Pilgrim’s Pride Corp. 4.25%, 4/15/31	190,000	169,947

Pioneer Natural Resources Co. 1.90%, 8/15/30	203,000	169,304

Plains All American Pipeline LP/PAA Finance Corp. 4.65%, 10/15/25	469,000	462,762
6.65%, 1/15/37	156,000	165,025

PNC Bank NA 3.10%, 10/25/27	309,000	287,231

PNC Financial Services Group, Inc. 2.60%, 7/23/26	183,000	172,132
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	203,000	200,641
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	412,000	335,986
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	217,000	222,952

Post Holdings, Inc. 5.75%, 3/1/27(c)	174,000	175,667
5.50%, 12/15/29(c)	100,000	95,688
4.63%, 4/15/30(c)	193,000	175,682

Precision Castparts Corp. 3.25%, 6/15/25	175,000	171,043

Prestige Brands, Inc. 3.75%, 4/1/31(c)	267,000	231,022

Principal Financial Group, Inc. 2.13%, 6/15/30	560,000	466,396
6.05%, 10/15/36	100,000	105,417

Private Export Funding Corp. 3.25%, 6/15/25, Series NN	412,000	403,146
3.90%, 10/15/27	3,025,000	2,954,971

Procter & Gamble Co. 1.00%, 4/23/26	309,000	285,964
2.80%, 3/25/27	289,000	273,686
1.95%, 4/23/31	309,000	260,221

Progress Energy, Inc. 6.00%, 12/1/39	142,000	143,389

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Progressive Corp. 4.00%, 3/1/29	$412,000	$396,637

Prologis LP 3.25%, 10/1/26	309,000	295,327
2.25%, 4/15/30	100,000	85,776
1.75%, 7/1/30	147,000	120,991

Prudential Financial, Inc. 1.50%, 3/10/26	187,000	174,293
3.88%, 3/27/28	368,000	353,777
5.70%, 12/14/36, Series D	151,000	156,025
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; Secured Overnight Financing Rate + 3.306% thereafter)(a)	32,000	31,572
6.75%, 3/1/53, (6.75% fixed rate until 12/1/32; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	165,000	171,618

Public Service Co. of Colorado 3.70%, 6/15/28	412,000	393,135

Public Service Electric & Gas Co. 3.80%, 1/1/43	309,000	251,554

Public Storage Operating Co. 1.50%, 11/9/26	309,000	282,333
2.25%, 11/9/31	235,200	194,045

PulteGroup, Inc. 7.88%, 6/15/32	609,000	704,771

Qorvo, Inc. 4.38%, 10/15/29	79,000	73,569

QUALCOMM, Inc. 4.65%, 5/20/35	351,000	343,436

Quest Diagnostics, Inc. 2.80%, 6/30/31	200,000	170,854

QVC, Inc. 4.45%, 2/15/25	171,000	166,313
5.45%, 8/15/34	500,000	357,345
5.95%, 3/15/43	500,000	345,060

Radiate Holdco LLC/Radiate Finance, Inc. 6.50%, 9/15/28(c)	100,000	48,241

Raymond James Financial, Inc. 4.95%, 7/15/46	173,000	159,229

Realty Income Corp. 5.05%, 1/13/26	172,000	171,254
2.10%, 3/15/28	110,000	97,627
3.40%, 1/15/30	100,000	90,703
3.25%, 1/15/31	921,000	815,251

Regency Centers LP 3.70%, 6/15/30	552,000	503,303

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/26(c)	41,000	41,064

Republic Services, Inc. 3.95%, 5/15/28	100,000	96,282

Rite Aid Corp. 8.00%, 11/15/26(c)(g)	100,000	72,994

ROBLOX Corp. 3.88%, 5/1/30(c)	235,000	206,029

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/33(c)	500,000	415,720

Royal Caribbean Cruises Ltd. 7.50%, 10/15/27	100,000	104,995
5.50%, 4/1/28(c)	196,000	192,991

RPM International, Inc. 4.55%, 3/1/29	176,000	169,449

RTX Corp. 3.95%, 8/16/25	293,000	287,436
5.00%, 2/27/26	100,000	99,781
4.45%, 11/16/38	432,000	384,381
4.50%, 6/1/42	169,000	147,970
4.63%, 11/16/48	412,000	358,782

Ryder System, Inc. 2.90%, 12/1/26	100,000	94,030
5.65%, 3/1/28	110,000	111,899

Santander Holdings USA, Inc. 3.45%, 6/2/25	405,000	392,793
4.50%, 7/17/25	175,000	171,614
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)	343,000	310,312
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	13,000	13,207

Schlumberger Holdings Corp. 4.00%, 12/21/25(c)	173,000	169,497

Schlumberger Investment SA 2.65%, 6/26/30	134,000	117,810

Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(c)	247,000	233,865

SCIH Salt Holdings, Inc. 6.63%, 5/1/29(c)	257,000	233,788

Scotts Miracle-Gro Co. 4.50%, 10/15/29	143,000	127,246

Scripps Escrow, Inc. 5.88%, 7/15/27(c)	640,000	532,518

Sealed Air Corp. 4.00%, 12/1/27(c)	100,000	93,418

SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(c)	189,000	176,401

Sempra 3.25%, 6/15/27	439,000	413,187
4.00%, 2/1/48	176,000	137,115

Service Corp. International 3.38%, 8/15/30	200,000	171,894

Service Properties Trust 4.38%, 2/15/30	36,000	27,662

Sherwin-Williams Co. 3.13%, 6/1/24	176,000	174,796
3.45%, 6/1/27	412,000	392,537

Sierra Pacific Power Co. 2.60%, 5/1/26	309,000	293,068

Simon Property Group LP 3.38%, 10/1/24	76,000	75,064

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value
3.50%, 9/1/25	$412,000	$402,067
2.65%, 7/15/30	664,000	576,711
6.75%, 2/1/40	57,000	62,921
3.25%, 9/13/49	87,000	60,598
3.80%, 7/15/50	79,000	59,820

Sirius XM Radio, Inc. 5.00%, 8/1/27(c)	185,000	176,766
4.13%, 7/1/30(c)	360,000	311,195
3.88%, 9/1/31(c)	335,000	277,460

Sonic Automotive, Inc. 4.88%, 11/15/31(c)	125,000	107,610

Sonoco Products Co. 1.80%, 2/1/25	683,000	659,177

Southaven Combined Cycle Generation LLC 3.85%, 8/15/33	354,534	333,968

Southern California Edison Co. 4.70%, 6/1/27, Series D	168,000	166,125
5.30%, 3/1/28	558,000	563,552
4.00%, 4/1/47	665,000	519,764

Southern California Gas Co. 6.35%, 11/15/52	156,000	171,489

Southern Co. Gas Capital Corp. 1.75%, 1/15/31, Series 20-A	142,000	114,030
4.40%, 5/30/47	412,000	334,956

Southwest Airlines Co. 5.25%, 5/4/25	169,000	168,545

Southwest Gas Corp. 5.80%, 12/1/27	162,000	165,180
4.05%, 3/15/32	511,000	467,631

Southwestern Electric Power Co. 3.25%, 11/1/51	2,408,000	1,579,865

Spectrum Brands, Inc. 3.88%, 3/15/31(c)	362,000	344,168

Sprint LLC 7.63%, 3/1/26	162,000	167,437

SS&C Technologies, Inc. 5.50%, 9/30/27(c)	178,000	173,443

Standard Industries, Inc. 4.38%, 7/15/30(c)	195,000	174,137

Stanley Black & Decker, Inc. 3.40%, 3/1/26	279,000	268,995
4.85%, 11/15/48	100,000	86,797
2.75%, 11/15/50	258,000	150,497
4.00%, 3/15/60, (4.00% fixed rate until 3/15/25; 5-year Constant Maturity Treasury Rate + 2.657% thereafter)(a)	553,000	493,641

Staples, Inc. 10.75%, 4/15/27(c)	100,000	89,562

Starbucks Corp. 2.55%, 11/15/30	669,000	574,745
4.50%, 11/15/48	16,000	13,860

State Street Corp. 3.55%, 8/18/25	180,000	176,377
1.75%, 2/6/26, (1.746% fixed rate until 2/6/25; Secured Overnight Financing Rate + 0.411% thereafter)(a)	309,000	298,058
2.90%, 3/30/26, (2.901% fixed rate until 3/30/25; Secured Overnight Financing Rate + 2.60% thereafter)(a)	20,000	19,485
2.65%, 5/19/26	91,000	86,583
2.20%, 3/3/31	93,000	76,972

Steel Dynamics, Inc. 3.45%, 4/15/30	559,000	508,248

Stericycle, Inc. 3.88%, 1/15/29(c)	120,000	108,541

STORE Capital Corp. 4.50%, 3/15/28	190,000	178,917
4.63%, 3/15/29	624,000	582,467

Sun Communities Operating LP 2.70%, 7/15/31	610,000	498,187

Synchrony Financial 4.25%, 8/15/24	100,000	99,175
4.50%, 7/23/25	345,000	337,293
3.70%, 8/4/26	260,000	245,487
3.95%, 12/1/27	100,000	92,680
5.15%, 3/19/29	441,000	421,102

Sysco Corp. 6.60%, 4/1/40	114,000	125,269

T-Mobile USA, Inc. 3.50%, 4/15/25	178,000	174,070
2.63%, 4/15/26	683,000	647,272
3.88%, 4/15/30	634,000	588,910
5.20%, 1/15/33	580,000	576,578
3.00%, 2/15/41	152,000	109,853

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/30(c)	401,000	373,961
6.00%, 9/1/31(c)	282,000	259,725

Targa Resources Corp. 4.95%, 4/15/52	443,000	379,465
6.25%, 7/1/52	22,000	22,328
6.50%, 2/15/53	524,000	552,259

Target Corp. 3.50%, 7/1/24	564,000	560,379

Tempur Sealy International, Inc. 3.88%, 10/15/31(c)	231,000	192,696

Tenet Healthcare Corp. 6.13%, 10/1/28	178,000	176,129
4.38%, 1/15/30	187,000	171,481

Time Warner Cable LLC 4.50%, 9/15/42	612,000	448,027

TJX Cos., Inc. 1.60%, 5/15/31	402,000	324,824

Toyota Motor Credit Corp. 1.80%, 2/13/25	412,000	398,729
3.00%, 4/1/25	178,000	173,947
3.05%, 1/11/28	412,000	387,997

Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/48	13,000	11,396

Travelers Cos., Inc. 4.00%, 5/30/47	309,000	255,163
2.55%, 4/27/50	609,000	379,468

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/25(c)	$17,000	$13,896

Tronox, Inc. 4.63%, 3/15/29(c)	305,000	270,431

Truist Financial Corp. 2.85%, 10/26/24	309,000	303,540
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(a)	177,000	173,412
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)	108,000	108,328
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	50,000	45,918
1.13%, 8/3/27	412,000	358,798
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	50,000	47,479

TTM Technologies, Inc. 4.00%, 3/1/29(c)	225,000	202,284

Twilio, Inc. 3.88%, 3/15/31	254,000	221,615

Tyco Electronics Group SA 3.45%, 8/1/24	176,000	174,456

Tyson Foods, Inc. 3.55%, 6/2/27	324,000	307,239

U.S. Acute Care Solutions LLC 6.38%, 3/1/26(c)	200,000	181,274

U.S. Bancorp 2.40%, 7/30/24	100,000	98,705
3.15%, 4/27/27, Series X	309,000	291,872
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	340,000	311,590
1.38%, 7/22/30	576,000	456,889

U.S. Steel Corp. 6.65%, 6/1/37	550,000	568,727

UDR, Inc. 3.20%, 1/15/30	790,000	707,587

Union Pacific Corp. 3.00%, 4/15/27	264,000	250,005
3.70%, 3/1/29	160,000	152,614
2.40%, 2/5/30	287,000	250,100
2.89%, 4/6/36	182,000	147,112
3.25%, 2/5/50	267,000	192,750
3.95%, 8/15/59	19,000	14,758
3.84%, 3/20/60	174,000	132,130
3.80%, 4/6/71	309,000	226,630

United Airlines Pass-Through Trust 4.88%, 7/15/27, Series 2020-1, Class B	222,400	219,264
3.75%, 3/3/28, Series 2014-2, Class A	502,981	484,424
3.50%, 9/1/31, Series 2018-1, Class AA	601,669	549,516

United Parcel Service, Inc. 2.80%, 11/15/24	412,000	404,633
3.05%, 11/15/27	412,000	387,346

United Rentals North America, Inc. 4.00%, 7/15/30	490,000	443,685
3.75%, 1/15/32	497,000	430,660

UnitedHealth Group, Inc. 5.15%, 10/15/25	169,000	169,395
3.85%, 6/15/28	412,000	396,801
2.00%, 5/15/30	241,000	202,662
2.75%, 5/15/40	412,000	297,048
4.25%, 4/15/47	412,000	351,485
5.88%, 2/15/53	153,000	163,760

Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/28(c)	177,000	183,296

University of Chicago 2.76%, 4/1/45, Series 20B	105,000	81,103

University of Southern California 3.84%, 10/1/47, Series 2017	100,000	83,707

Univision Communications, Inc. 7.38%, 6/30/30(c)	173,000	167,213

Utah Acquisition Sub, Inc. 3.95%, 6/15/26	1,046,000	1,009,808

Valero Energy Corp. 6.63%, 6/15/37	583,000	626,078

Valvoline, Inc. 3.63%, 6/15/31(c)	254,000	215,720

Ventas Realty LP 4.40%, 1/15/29	664,000	636,245

Vericast Corp. 11.00%, 9/15/26(c)	163,005	171,767

Verizon Communications, Inc. 4.33%, 9/21/28	654,000	635,067
1.75%, 1/20/31	206,000	165,280
2.55%, 3/21/31	66,000	55,651
2.36%, 3/15/32	418,000	339,023
4.40%, 11/1/34	681,000	633,398
2.65%, 11/20/40	412,000	284,268
4.75%, 11/1/41	1,237,000	1,139,166
4.13%, 8/15/46	148,000	121,467
4.86%, 8/21/46	675,000	620,143
4.00%, 3/22/50	825,000	652,261
3.55%, 3/22/51	319,000	232,111
3.88%, 3/1/52	180,000	138,996

Vertiv Group Corp. 4.13%, 11/15/28(c)	191,000	176,706

Viatris, Inc. 2.70%, 6/22/30	67,000	56,407
3.85%, 6/22/40	71,000	52,184
4.00%, 6/22/50	1,814,000	1,238,073

VICI Properties LP 5.13%, 5/15/32	912,000	857,171

Viking Cruises Ltd. 7.00%, 2/15/29(c)	71,000	71,151

Virginia Electric & Power Co. 6.00%, 5/15/37, Series A	632,000	656,079

Visa, Inc. 2.75%, 9/15/27	382,000	357,945
2.05%, 4/15/30	512,000	439,578

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value
2.70%, 4/15/40	$412,000	$305,053
3.65%, 9/15/47	46,000	36,668

Vulcan Materials Co. 3.50%, 6/1/30	178,000	162,347

Walgreens Boots Alliance, Inc. 3.45%, 6/1/26	832,000	793,620
4.80%, 11/18/44	31,000	25,840

Walmart, Inc. 3.30%, 4/22/24	209,000	208,388
2.85%, 7/8/24	176,000	174,500
3.25%, 7/8/29	176,000	165,685

Walt Disney Co. 1.75%, 1/13/26	412,000	388,495
2.20%, 1/13/28	412,000	375,929
2.65%, 1/13/31	581,000	505,365
3.50%, 5/13/40	1,237,000	993,732
3.60%, 1/13/51	176,000	133,825

Warnermedia Holdings, Inc. 5.39%, 3/15/62	2,940,000	2,368,699

Washington Gas Light Co. 3.65%, 9/15/49	10,000	7,400

Washington University 4.35%, 4/15/2122	163,000	136,442

Waste Connections, Inc. 4.20%, 1/15/33	172,000	160,810
3.05%, 4/1/50	14,000	9,480

Waste Management, Inc. 1.15%, 3/15/28	412,000	357,204
2.00%, 6/1/29	100,000	86,607
1.50%, 3/15/31	309,000	245,399
Wells Fargo & Co.
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	926,000	888,636
3.00%, 10/23/26	594,000	561,544
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	412,000	390,481
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	452,000	396,585
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	773,000	572,198
5.61%, 1/15/44	578,000	562,521
4.90%, 11/17/45	612,000	543,401
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	158,396

Wells Fargo Bank NA 6.60%, 1/15/38	474,000	511,546

Welltower OP LLC 4.00%, 6/1/25	175,000	171,811
2.80%, 6/1/31	179,000	152,120
4.95%, 9/1/48	100,000	90,056

Western Digital Corp. 4.75%, 2/15/26	748,000	732,060

Western Midstream Operating LP 4.75%, 8/15/28	176,000	170,227
6.15%, 4/1/33	165,000	167,830
5.30%, 3/1/48	940,000	811,699

Westlake Corp. 3.13%, 8/15/51	246,000	155,206

Weyerhaeuser Co. 4.00%, 11/15/29	176,000	165,445
7.38%, 3/15/32	877,000	991,229

Williams Cos., Inc. 2.60%, 3/15/31	516,000	435,076
5.75%, 6/24/44	14,000	13,732
5.30%, 8/15/52	17,000	15,923

Willis-Knighton Medical Center 4.81%, 9/1/48, Series 2018	155,000	137,130

WMG Acquisition Corp. 3.75%, 12/1/29(c)	100,000	88,773
3.00%, 2/15/31(c)	224,000	188,436

WP Carey, Inc. 2.40%, 2/1/31	898,000	739,386

WRKCo, Inc. 4.90%, 3/15/29	968,000	959,123

Xerox Holdings Corp. 5.50%, 8/15/28(c)	23,000	20,830

XPO CNW, Inc. 6.70%, 5/1/34	495,000	513,978

Yum! Brands, Inc. 4.63%, 1/31/32	47,000	43,184

Ziff Davis, Inc. 4.63%, 10/15/30(c)	150,000	134,653

Zimmer Biomet Holdings, Inc. 2.60%, 11/24/31	100,000	83,799

Zoetis, Inc. 2.00%, 5/15/30	157,000	131,747
3.95%, 9/12/47	13,000	10,491
3.00%, 5/15/50	412,000	282,904

ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(c)	200,000	179,370

Total United States		359,075,370
TOTAL CORPORATE BONDS (Cost: $472,273,315)		466,747,679

FOREIGN GOVERNMENT AGENCIES – 0.8%

Canada – 0.3%

Ontario Teachers’ Finance Trust 1.63%, 9/12/24(c)	825,000	808,987

Province of British Columbia 2.25%, 6/2/26, Series 9	999,000	946,812

Province of Ontario 1.05%, 4/14/26	990,000	916,720
1.13%, 10/7/30	960,000	774,211

Province of Quebec 0.60%, 7/23/25	577,000	543,315

Total Canada		3,990,045

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Germany – 0.2%

Kreditanstalt fuer Wiederaufbau 2.50%, 11/20/24	$327,000	$320,692
1.00%, 10/1/26	1,035,000	947,222
3.75%, 2/15/28	169,000	164,765

Landwirtschaftliche Rentenbank 0.88%, 9/3/30	1,012,000	810,480

Total Germany		2,243,159

Hong Kong – 0.0%

Airport Authority 4.88%, 1/12/33(c)	525,000	529,951

India – 0.1%

Export-Import Bank of India 3.88%, 2/1/28(d)	575,000	547,026
2.25%, 1/13/31(d)	200,000	165,002

Total India		712,028

South Korea – 0.2%

Export-Import Bank of Korea 2.38%, 4/21/27	875,000	811,807

Korea Development Bank 1.00%, 9/9/26	412,000	373,153
4.38%, 2/15/28	1,000,000	986,650

Total South Korea		2,171,610

United Arab Emirates – 0.0%

Finance Department Government of Sharjah 6.50%, 11/23/32(c)	304,000	312,989
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $10,041,096)		9,959,782

FOREIGN GOVERNMENT OBLIGATIONS – 3.7%

Argentina – 0.0%

Argentina Republic Government International Bonds 0.75%, 7/9/30(a)	377,000	174,706
3.63%, 7/9/35(a)	492,000	182,866

Total Argentina		357,572

Bahrain – 0.1%

Bahrain Government International Bonds 7.00%, 10/12/28(d)	1,350,000	1,384,223

Brazil – 0.1%

Brazil Government International Bonds 3.88%, 6/12/30	1,461,000	1,310,999
5.00%, 1/27/45	500,000	398,235

Total Brazil		1,709,234

Canada – 0.1%

Canada Government International Bonds 2.88%, 4/28/25	95,000	92,733
0.75%, 5/19/26	75,000	68,957
3.75%, 4/26/28	470,000	458,292

Total Canada		619,982

Chile – 0.1%

Chile Government International Bonds 3.50%, 1/31/34	1,125,000	980,550
4.95%, 1/5/36	461,821	446,987

Total Chile		1,427,537

Colombia – 0.2%

Colombia Government International Bonds 3.13%, 4/15/31	200,000	158,546
3.25%, 4/22/32	200,000	154,478
7.50%, 2/2/34	1,220,000	1,234,896
7.38%, 9/18/37	100,000	98,356
5.00%, 6/15/45	300,000	216,054

Total Colombia		1,862,330

Costa Rica – 0.0%

Costa Rica Government International Bonds 6.13%, 2/19/31(d)	225,000	228,798

Dominican Republic – 0.1%

Dominican Republic International Bonds 6.00%, 2/22/33(d)	1,306,000	1,268,439

Ecuador – 0.0%

Ecuador Government International Bonds 6.00%, 7/31/30(a)(d)	200,000	122,496

Egypt – 0.0%

Egypt Government International Bonds 5.88%, 2/16/31(d)	565,000	457,119

Hong Kong – 0.1%

Hong Kong Government International Bonds 4.50%, 1/11/28(c)	525,000	527,342

Hungary – 0.0%

Hungary Government International Bonds 5.50%, 6/16/34(d)	500,000	487,045

Indonesia – 0.3%

Indonesia Government International Bonds 1.85%, 3/12/31	212,000	172,104
4.65%, 9/20/32	2,375,000	2,298,240
4.85%, 1/11/33	612,000	601,522
4.35%, 1/11/48	412,000	356,413

Total Indonesia		3,428,279

Israel – 0.1%

Israel Government International Bonds 2.75%, 7/3/30	200,000	171,504
4.50%, 1/17/33	550,000	512,683

Total Israel		684,187

Italy – 0.1%

Republic of Italy Government International Bonds 1.25%, 2/17/26	1,187,000	1,097,120

Kenya – 0.0%

Republic of Kenya Government International Bonds 7.25%, 2/28/28(d)	200,000	185,802

Mexico – 0.4%

Mexico Government International Bonds 2.66%, 5/24/31	619,000	513,547
6.75%, 9/27/34, Series A	82,000	86,748

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value
6.35%, 2/9/35	$2,350,000	$2,411,617
6.05%, 1/11/40, Series A	94,000	92,277
4.75%, 3/8/44	2,062,000	1,706,367
6.34%, 5/4/53	500,000	489,540

Total Mexico		5,300,096

Morocco – 0.0%

Morocco Government International Bonds 3.00%, 12/15/32(d)	200,000	159,942

Nigeria – 0.0%

Nigeria Government International Bonds 7.14%, 2/23/30(d)	425,000	376,189

Oman – 0.1%

Oman Government International Bonds 6.25%, 1/25/31(d)	506,000	518,974

Panama – 0.2%

Panama Government International Bonds 7.13%, 1/29/26	200,000	203,438
2.25%, 9/29/32	375,000	263,625
6.40%, 2/14/35	1,900,000	1,757,861
4.50%, 5/15/47	200,000	133,930
3.87%, 7/23/60	412,000	231,317

Total Panama		2,590,171

Peru – 0.3%

Peru Government International Bonds 3.00%, 1/15/34	1,575,000	1,283,924
6.55%, 3/14/37	1,650,000	1,783,535

Total Peru		3,067,459

Philippines – 0.3%

Philippines Government International Bonds 6.38%, 1/15/32	1,650,000	1,786,752
5.61%, 4/13/33	2,025,000	2,101,808

Total Philippines		3,888,560

Poland – 0.1%

Republic of Poland Government International Bonds 3.25%, 4/6/26	497,000	483,993
5.50%, 11/16/27	76,000	77,962
5.75%, 11/16/32	275,000	287,235

Total Poland		849,190

Qatar – 0.1%

Qatar Government International Bonds 3.75%, 4/16/30(d)	1,325,000	1,267,720

Romania – 0.0%

Romania Government International Bonds 6.00%, 5/25/34(d)	400,000	390,344

Saudi Arabia – 0.3%

Saudi Government International Bonds 2.50%, 2/3/27(d)	225,000	209,887
3.63%, 3/4/28(d)	225,000	214,389
2.25%, 2/2/33(d)	3,050,000	2,427,769
4.88%, 7/18/33(d)	650,000	638,008

Total Saudi Arabia		3,490,053

South Africa – 0.1%

Republic of South Africa Government International Bonds 5.88%, 4/20/32	1,280,000	1,156,096

Turkey – 0.2%

Turkiye Government International Bonds 4.75%, 1/26/26	400,000	389,804
5.25%, 3/13/30	2,399,000	2,158,860
5.88%, 6/26/31	200,000	182,768
4.88%, 4/16/43	100,000	69,560

Total Turkey		2,800,992

United Arab Emirates – 0.1%

Abu Dhabi Government International Bonds 3.13%, 4/16/30(d)	767,000	702,633
3.13%, 9/30/49(d)	200,000	139,240
3.88%, 4/16/50(d)	200,000	159,310

Total United Arab Emirates		1,001,183

Uruguay – 0.2%

Uruguay Government International Bonds 5.75%, 10/28/34	2,425,000	2,552,216
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $45,761,929)		45,256,690

SUPRANATIONAL BONDS – 0.4%

African Development Bank 4.38%, 11/3/27	164,000	163,447

Asian Development Bank 0.63%, 10/8/24	400,000	389,088
1.00%, 4/14/26	75,000	69,508

European Investment Bank 2.25%, 6/24/24	177,000	175,297
1.63%, 3/14/25	276,000	266,575
0.63%, 7/25/25	359,000	338,551
2.13%, 4/13/26	200,000	189,966

Inter-American Development Bank 0.63%, 7/15/25	990,000	933,907
3.20%, 8/7/42	412,000	332,694

International Bank for Reconstruction & Development 1.50%, 8/28/24	180,000	176,715
2.50%, 7/29/25	448,000	433,462
0.50%, 10/28/25	607,000	565,761
3.13%, 6/15/27	173,000	166,011
0.75%, 11/24/27	728,000	636,381
3.50%, 7/12/28	670,000	646,456

International Finance Corp. 0.75%, 10/8/26	191,000	173,455
TOTAL SUPRANATIONAL BONDS (Cost: $5,725,479)		5,657,274

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.3%

United States – 3.3%

BANK
2.93%, 2/15/55, Series 2022-BNK39, Class A4^(a)	329,961	284,196
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,739,817

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value
2.75%, 12/15/64, Series 2021-BNK38, Class AS	$750,000	$619,878
3.79%, 4/15/65, Series 2022-BNK41, Class A4^(a)	1,216,732	1,111,267

Bank of America Merrill Lynch Commercial Mortgage Trust
3.75%, 2/15/50, Series 2017-BNK3, Class AS	1,031,129	958,426
3.88%, 2/15/50, Series 2017-BNK3, Class B^(a)	994,000	919,787
BBCMS Mortgage Trust
3.17%, 8/15/52, Series 2019-C4, Class AS	400,000	347,913

Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,561,496
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,680,866
2.22%, 8/15/54, Series 2021-B28, Class A5	618,677	504,243
4.44%, 5/15/55, Series 2022-B35, Class A5^(a)	2,180,934	2,023,205
3.72%, 3/15/62, Series 2019-B10, Class A4	454,934	423,366
BX Trust
7.77%, 8/15/39, Series 2022-PSB, Class A^(a)(c)	884,009	888,976
Cantor Commercial Real Estate Lending
3.12%, 11/15/52, Series 2019-CF2, Class AS	200,000	171,934
CD Mortgage Trust
3.63%, 2/10/50, Series 2017-CD3, Class A4	310,000	287,745

Citigroup Commercial Mortgage Trust
3.37%, 11/15/49, Series 2016-C3, Class AS^(a)	1,300,000	1,205,865
2.92%, 2/15/53, Series 2020-GC46, Class AS^(a)	119,000	102,528

COMM Mortgage Trust
3.71%, 7/10/48, Series 2015-LC21, Class A4	112,000	108,913
3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	533,935
CSAIL Commercial Mortgage Trust
3.48%, 3/15/53, Series 2020-C19, Class B^(a)	425,000	360,181
DBJPM Mortgage Trust
4.20%, 5/10/49, Series 2016-C1, Class B^(a)	570,000	524,668

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.21%, 2/25/26, Series K734, Class A2	728,000	705,997
2.67%, 3/25/26, Series K055, Class A2	200,000	191,370
3.19%, 7/25/27, Series K067, Class A2	750,000	714,449
3.24%, 8/25/27, Series K068, Class A2	140,000	133,444
3.19%, 9/25/27, Series K069, Class A2^(a)	55,000	52,296
3.93%, 6/25/28, Series K079, Class A2	804,000	778,700
3.42%, 2/25/29, Series K090, Class A2	1,000,000	944,310
3.51%, 3/25/29, Series K091, Class A2	1,000,000	947,747
1.38%, 7/25/30, Series K116, Class A2	1,000,000	817,378
1.50%, 10/25/30, Series K120, Class A2	1,000,000	816,995
2.11%, 1/25/31, Series K127, Class A2	1,000,000	846,326
5.54%, 6/25/31, Series KF115, Class AS^(a)	367,345	363,046
2.13%, 11/25/31, Series K136, Class A2	1,000,000	832,500
5.56%, 12/25/31, Series KF128, Class AS^(a)	197,140	194,886
2.25%, 1/25/32, Series K140, Class A2	1,000,000	836,976
2.59%, 1/25/32, Series K139, Class A2^(a)	1,200,000	1,031,380
2.25%, 2/25/32, Series K141, Class A2	1,000,000	837,120
3.42%, 4/25/32, Series K154, Class A2	1,000,000	937,956
2.92%, 6/25/32, Series K146, Class A2	1,000,000	875,543
3.00%, 6/25/32, Series K147, Class A2^(a)	1,500,000	1,320,749
3.50%, 7/25/32, Series K148, Class A2^(a)	1,000,000	913,579
4.35%, 1/25/33, Series K154, Class A2^(a)	310,000	300,628
1.94%, 2/25/35, Series K1515, Class A2	480,000	361,603
2.36%, 10/25/36, Series K1522, Class A2	250,000	188,125

FREMF Mortgage Trust
3.60%, 4/25/48, Series 2015-K45, Class B^(a)(c)	100,000	97,709
4.05%, 4/25/48, Series 2016-K54, Class B^(a)(c)	590,000	572,895
4.21%, 6/25/51, Series 2018-K76, Class B^(a)(c)	205,000	195,847

Government National Mortgage Association
3.40%, 2/16/47, Series 2014-50, Class C	730,641	707,035
3.50%, 3/16/47, Series 2011-127, Class C^(a)	11,816	11,709

JPMBB Commercial Mortgage Securities Trust
3.78%, 8/15/47, Series 2014-C21, Class A5	88,000	87,247

JPMDB Commercial Mortgage Securities Trust
2.88%, 6/15/49, Series 2016-C2, Class A3A	1,197,196	1,127,586
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	604,692

Morgan Stanley Bank of America Merrill Lynch Trust
3.88%, 4/15/48, Series 2015-C22, Class B^(a)	200,000	189,023
4.21%, 4/15/48, Series 2015-C22, Class C^(a)	412,451	373,307

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

Investments	Principal Amount	Value

Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	$1,000,000	$914,290
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,758,771
MSCG Trust
3.46%, 6/7/35, Series 2015-ALDR, Class A2^(a)(c)	412,000	378,085
UBS Commercial Mortgage Trust
4.12%, 3/15/51, Series 2018-C9, Class A4^(a)	412,451	393,100
Wells Fargo Commercial Mortgage Trust
3.54%, 12/15/48, Series 2015-P2, Class A3	664,839	640,992
4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	96,781
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $40,968,173)		40,451,377

MUNICIPAL BONDS – 0.8%

United States – 0.8%

Metropolitan Transportation Authority 6.81%, 11/15/40, Series E	1,440,000	1,593,748

New Jersey Turnpike Authority 7.10%, 1/1/41, Series A	1,413,000	1,652,798

Port Authority of New York & New Jersey 4.93%, 10/1/51	965,000	938,536

State of California 7.55%, 4/1/39	1,790,000	2,182,595

State of Connecticut 5.85%, 3/15/32, Series A	1,330,000	1,386,126
State of Washington 5.14%, 8/1/40, Series F	1,610,000	1,625,553
TOTAL MUNICIPAL BONDS (Cost: $9,865,920)		9,379,356

ASSET-BACKED SECURITIES – 1.4%

United States – 1.4%

American Express Credit Account Master Trust
3.39%, 5/15/27, Series 2022-2, Class A	500,000	489,389
3.75%, 8/15/27, Series 2022-3, Class A	260,000	254,890

AmeriCredit Automobile Receivables Trust 4.81%, 4/18/28, Series 2022-2, Class B	550,000	544,246
BA Credit Card Trust
5.00%, 4/15/28, Series 2022-A2, Class A2	2,500,000	2,499,168
Capital One Multi-Asset Execution Trust
4.95%, 10/15/27, Series 2022-A3, Class A	830,000	827,658
CarMax Auto Owner Trust
0.53%, 10/15/26, Series 2021-1, Class A4	300,000	286,590
CNH Equipment Trust
5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	3,968,795

Discover Card Execution Note Trust
3.32%, 5/15/27, Series 2022-A2, Class A	75,000	73,318
3.56%, 7/15/27, Series 2022-A3, Class A3	2,000,000	1,956,681
Exeter Automobile Receivables Trust
0.98%, 6/15/26, Series 2021-2A, Class C	183,667	182,401
Ford Credit Auto Owner Trust
3.88%, 11/15/34, Series 2022-1, Class A(c)	600,000	580,615
GM Financial Automobile Leasing Trust
4.33%, 5/20/26, Series 2022-2, Class C	500,000	494,609

GM Financial Consumer Automobile Receivables Trust
0.48%, 6/16/26, Series 2021-3, Class A3	163,163	159,060
0.54%, 5/17/27, Series 2021-1, Class A4	412,000	398,402
3.25%, 4/17/28, Series 2022-2, Class A4	579,000	558,069
GM Financial Revolving Receivables Trust
1.17%, 6/12/34, Series 2021-1, Class A(c)	630,000	571,879
Honda Auto Receivables Owner Trust
0.55%, 8/16/27, Series 2021-2, Class A4	412,000	398,092

Mercedes-Benz Auto Receivables Trust
0.46%, 6/15/26, Series 2021-1, Class A3	194,144	189,096
5.25%, 2/15/29, Series 2022-1, Class A4	570,000	572,710

Nissan Auto Receivables Owner Trust
1.86%, 8/17/26, Series 2022-A, Class A3	545,460	531,759
4.45%, 11/15/29, Series 2022-B, Class A4	309,000	304,742

Santander Drive Auto Receivables Trust 4.49%, 8/15/29, Series 2022-3, Class C	300,000	293,916

Verizon Master Trust 0.50%, 5/20/27, Series 2021-1, Class A	412,000	407,565
Volkswagen Auto Loan Enhanced Trust
1.02%, 6/22/26, Series 2021-1, Class A3	231,915	226,229

World Omni Auto Receivables Trust
1.23%, 11/17/25, Series 2020-A, Class A4	629,379	628,532
0.81%, 10/15/26, Series 2021-D, Class A3	361,239	351,420
TOTAL ASSET-BACKED SECURITIES (Cost: $17,592,984)		17,749,831

TOTAL INVESTMENTS IN SECURITIES – 95.6% (Cost: $1,207,056,851)		1,180,792,168

Other Assets less Liabilities – 4.4%		54,831,926

NET ASSETS – 100.0%		$1,235,624,094

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 29, 2024

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	Rate shown reflects the accrual rate as of February 29, 2024 on securities with variable or step rates.

(b)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(e)	The security has a perpetual maturity; the date displayed is the next call date.

(f)	As of February 29, 2024, the issuer has not defaulted on any interest payments, however, it is increasingly likely that the issuer will restructure its debt obligations in the near-term.

(g)	Security is in default on interest payments.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra 10 Year U.S. Treasury Note	113	6/18/24	$(12,901,422)	$(9,711)

Long Exposure
2 Year U.S. Treasury Note	39	6/28/24	$7,985,250	$7,961
5 Year U.S. Treasury Note	174	6/28/24	18,601,688	4,078
10 Year U.S. Treasury Note	116	6/18/24	12,810,750	3,625
U.S. Treasury Long Bond	74	6/18/24	8,824,500	47,984
U.S. Treasury Ultra Long Term Bond	149	6/18/24	19,053,375	150,087
			$67,275,563	$213,735
Total – Net			$54,374,141	$204,024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$231,362,355	$—	$231,362,355
U.S. Government Obligations	—	354,227,824	—	354,227,824
Corporate Bonds	—	466,747,679	—	466,747,679
Foreign Government Agencies	—	9,959,782	—	9,959,782
Foreign Government Obligations	—	45,256,690	—	45,256,690
Supranational Bonds	—	5,657,274	—	5,657,274
Commercial Mortgage-Backed Securities	—	40,451,377	—	40,451,377
Municipal Bonds	—	9,379,356	—	9,379,356
Asset-Backed Securities	—	17,749,831	—	17,749,831
Total Investments in Securities	$—	$1,180,792,168	$—	$1,180,792,168
Financial Derivative Instruments
Futures Contracts[1]	$213,735	$—	$—	$213,735
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(9,711)	$—	$—	$(9,711)
Total – Net	$204,024	$1,180,792,168	$—	$1,180,996,192
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 16.8%

Federal Farm Credit Bank – 0.7%
2.02%, 4/1/31	$2,000,000	$1,675,779
1.79%, 6/22/35	500,000	359,115
1.65%, 7/23/35	1,566,000	1,104,030
5.94%, 1/2/36	2,000,000	1,996,421
1.95%, 8/13/40	1,500,000	934,380

Total Federal Farm Credit Bank		6,069,725

Federal Home Loan Bank – 1.5%
3.25%, 11/16/28	900,000	861,975
5.63%, 3/14/36	1,710,000	1,869,953
5.50%, 7/15/36, Series 677	9,845,000	10,779,291

Total Federal Home Loan Bank		13,511,219

Federal Home Loan Mortgage Corporation – 3.0%
3.00%, 5/1/30	249,564	242,361
4.00%, 11/1/33	4,452	4,401
2.00%, 10/1/35	98,848	87,969
6.50%, 3/1/36	100,735	104,115
2.00%, 2/1/37	261,112	230,380
5.00%, 6/1/37	986	989
4.56%, 11/15/38, Series 1(a)	6,227,000	3,073,772
4.69%, 11/15/38(a)	6,500,000	3,189,355
5.50%, 2/1/40	4,279	4,385
5.00%, 3/1/41	128,044	128,444
5.50%, 6/1/41	1,960	2,005
5.00%, 7/1/41	3,637	3,643
3.00%, 7/1/43	516,808	460,620
3.50%, 1/1/44	416,955	384,177
3.50%, 8/1/45	294,089	268,883
4.00%, 9/1/45	40,944	38,545
4.00%, 10/1/45	43,932	41,409
4.00%, 12/1/45	77,538	72,994
4.50%, 4/1/46	269,038	261,883
3.00%, 6/1/46	37,710	33,169
3.00%, 9/1/46	116,047	103,424
3.50%, 9/1/46	64,379	58,551
3.00%, 10/1/46	48,815	42,941
3.50%, 11/1/46	9,060	8,240
4.00%, 1/1/47	75,159	70,668
3.50%, 4/1/47	104,668	94,930
4.00%, 5/1/47	44,160	41,433
3.50%, 9/1/47	103,530	94,019
4.00%, 10/1/47	129,451	121,305
4.50%, 10/1/47	30,749	29,693
3.50%, 11/1/47	241,631	219,274
4.00%, 9/1/48	43,376	40,602
5.00%, 3/1/49	10,918	10,792
4.50%, 5/1/49	53,572	51,481
4.00%, 7/1/49	433,141	406,325
4.50%, 7/1/49	27,608	26,530
3.50%, 8/1/49	275,089	248,231
2.50%, 9/1/49	280,482	233,646
3.00%, 10/1/49	500,020	435,428
5.00%, 10/1/49	237,230	234,175
5.50%, 10/1/49	197,561	200,962
3.00%, 2/1/50	355,737	309,550
3.00%, 5/1/50	53,140	46,058
2.50%, 6/1/50	336,275	280,398
2.50%, 7/1/50	237,146	198,131
2.00%, 9/1/50	115,306	91,386
2.50%, 10/1/50	216,357	181,237
2.00%, 1/1/51	131,488	104,048
2.50%, 1/1/51	729,330	604,536
4.50%, 1/1/51	68,201	65,540
1.50%, 2/1/51	388,549	291,372
1.50%, 4/1/51	448,310	335,239
2.00%, 4/1/51	973,947	770,721
2.50%, 4/1/51	315,518	259,273
2.00%, 5/1/51	600,930	475,071
2.50%, 5/1/51	460,387	378,604
1.50%, 6/1/51	29,812	22,287
2.50%, 9/1/51	831,378	685,283
1.50%, 10/1/51	199,990	149,419
3.50%, 10/1/51	323,597	289,512
2.00%, 11/1/51	1,299,738	1,023,963
2.00%, 12/1/51	401,961	317,001
2.50%, 12/1/51	96,688	79,542
3.50%, 12/1/51	107,093	95,779
3.50%, 1/1/52	66,249	59,240
2.50%, 2/1/52	486,553	402,855
2.00%, 3/1/52	1,462,739	1,153,688
2.50%, 4/1/52	285,637	236,673
3.00%, 4/1/52	269,745	230,958
2.00%, 5/1/52	302,520	242,256
3.00%, 6/1/52	411,273	354,356
3.50%, 6/1/52	252,585	224,889
4.50%, 7/1/52	45,309	42,884
3.00%, 8/1/52	47,274	40,570
4.00%, 8/1/52	23,156	21,302
4.50%, 8/1/52	436,354	413,037
3.00%, 9/1/52	771,126	660,063
4.50%, 9/1/52	726,859	688,190
5.00%, 9/1/52	22,686	22,093
4.50%, 10/1/52	270,636	257,241
5.00%, 10/1/52	90,692	88,079
5.00%, 11/1/52	137,838	133,842
4.50%, 12/1/52	164,185	155,395
5.00%, 12/1/52	49,404	47,981
4.00%, 1/1/53	23,800	21,894
4.50%, 1/1/53	96,000	90,860
5.00%, 2/1/53	70,912	68,817
5.00%, 4/1/53	379,905	368,590
5.00%, 5/1/53	48,095	46,662
5.00%, 6/1/53	96,638	94,024
5.00%, 9/1/53	297,018	288,172
5.50%, 9/1/53	482,538	477,259
6.00%, 9/1/53	262,188	263,318
6.50%, 9/1/53	93,682	95,338
2.50%, 10/1/53	74,297	61,149
6.00%, 10/1/53	24,113	24,217
6.50%, 10/1/53	47,656	48,498
5.50%, 11/1/53	684,146	676,661
6.00%, 11/1/53	509,440	511,636
6.50%, 11/1/53	239,865	244,104
6.50%, 12/1/53	241,436	245,702

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
6.50%, 1/1/54	$416,579	$423,940

Total Federal Home Loan Mortgage Corporation		27,986,532

Federal National Mortgage Association – 5.9%
4.00%, 9/1/25	150,535	148,322
2.50%, 11/1/30	169,510	160,012
2.50%, 1/1/32	417,446	392,807
3.00%, 5/1/32	123,804	117,013
6.00%, 12/1/32	145,030	146,142
2.50%, 1/1/33	169,005	160,502
5.50%, 10/1/35	19,233	19,648
1.50%, 5/1/36	67,907	59,037
2.00%, 1/1/37	1,204,861	1,062,314
5.50%, 4/1/37	92,412	93,943
1.50%, 5/1/37	1,018,460	880,454
5.63%, 7/15/37	3,770,000	4,172,108
5.00%, 5/1/38	6,331	6,334
5.50%, 6/1/38	52,026	53,164
6.21%, 8/6/38	1,670,000	1,946,418
5.50%, 11/1/38	1,308	1,336
5.00%, 9/1/39	109,158	109,076
6.00%, 7/1/41	205,391	213,326
4.00%, 10/1/41	440,751	418,507
4.00%, 11/1/41	44,234	41,968
4.50%, 1/1/42	88,403	86,327
6.00%, 1/1/42	161,967	168,219
4.00%, 9/1/42	163,149	154,766
2.50%, 2/1/43	132,601	113,260
2.50%, 5/1/43	42,471	36,241
3.50%, 7/1/43	258,020	237,607
3.00%, 8/1/43	310,078	276,016
3.00%, 9/1/43	366,382	326,115
4.50%, 9/1/43	12,777	12,476
3.50%, 10/1/43	98,546	90,407
4.50%, 5/1/44	19,011	18,480
4.00%, 6/1/44	29,713	28,067
4.00%, 7/1/44	198,025	186,918
4.50%, 2/1/45	32,619	31,709
3.50%, 6/1/45	2,605	2,373
4.00%, 6/1/45	271,140	255,617
4.00%, 9/1/45	33,217	31,270
3.00%, 12/1/45	38,086	33,487
4.00%, 1/1/46	68,408	64,550
3.50%, 2/1/46	27,642	25,239
3.50%, 5/1/46	102,140	92,773
3.00%, 6/1/46	31,291	27,487
4.00%, 7/1/46	30,641	28,774
2.50%, 9/1/46	15,246	12,906
2.50%, 10/1/46	19,315	16,350
3.00%, 10/1/46	182,203	160,058
3.00%, 11/1/46	68,986	60,606
2.50%, 12/1/46	34,740	29,408
3.00%, 12/1/46	95,853	84,196
3.50%, 12/1/46	372,163	338,030
2.50%, 1/1/47	42,780	36,214
3.50%, 1/1/47	93,364	84,802
5.50%, 1/1/47	177,999	181,384
3.00%, 5/1/47	473,949	419,084
4.50%, 5/1/47	211,619	205,714
4.00%, 6/1/47	200,572	188,385
3.50%, 7/1/47	802,988	740,178
4.00%, 7/1/47	100,361	94,407
5.00%, 7/1/47	113,232	113,271
4.00%, 8/1/47	71,524	67,031
4.00%, 9/1/47	100,050	93,754
4.50%, 9/1/47	93,485	90,162
4.00%, 10/1/47	386,931	362,584
3.50%, 1/1/48	128,620	116,654
4.50%, 1/1/48	53,222	51,330
3.00%, 2/1/48	79,664	69,883
3.50%, 2/1/48	401,402	364,057
5.00%, 5/1/48	39,123	38,611
3.00%, 8/1/48	331,609	293,301
4.00%, 9/1/48	115,983	108,745
5.00%, 10/1/48	349,783	349,518
3.00%, 11/1/48	845,848	743,721
3.50%, 11/1/48	160,350	145,432
5.00%, 3/1/49	7,194	7,096
4.00%, 4/1/49	10,684	9,981
4.00%, 5/1/49	7,175	6,703
4.50%, 5/1/49	110,378	106,069
3.50%, 6/1/49	167,856	152,239
3.50%, 7/1/49	55,144	49,693
3.00%, 10/1/49	402,052	348,776
3.00%, 12/1/49	400,897	347,792
3.00%, 3/1/50	613,115	532,437
4.00%, 3/1/50	292,099	273,066
5.00%, 3/1/50	84,372	83,271
4.50%, 4/1/50	439,471	422,766
2.50%, 5/1/50	1,826,963	1,529,820
3.50%, 5/1/50	479,144	434,623
2.00%, 7/1/50	776,836	621,923
3.50%, 7/1/50	153,850	139,318
3.00%, 8/1/50	360,024	311,567
2.00%, 9/1/50	2,042,081	1,618,458
2.00%, 10/1/50	2,180,032	1,744,829
1.50%, 11/1/50	252,318	189,035
3.00%, 11/1/50	299,433	261,767
4.00%, 11/1/50	206,113	192,887
1.50%, 12/1/50	1,159,714	868,618
2.00%, 12/1/50	3,715,603	2,950,996
2.00%, 1/1/51	253,528	200,760
2.50%, 2/1/51	564,149	473,220
2.00%, 3/1/51	2,022,773	1,598,612
2.00%, 4/1/51	614,760	483,131
2.50%, 5/1/51	1,171,439	962,615
2.00%, 7/1/51	220,711	174,857
2.50%, 8/1/51	409,954	340,452
2.00%, 9/1/51	1,591,055	1,253,963
2.50%, 9/1/51	175,088	144,501
1.50%, 10/1/51	66,411	49,555
2.00%, 10/1/51	1,914,626	1,511,099
2.50%, 10/1/51	2,535,691	2,090,764
2.50%, 11/1/51	118,017	98,702
2.00%, 12/1/51	126,747	100,874
2.50%, 12/1/51	275,476	228,259
3.00%, 12/1/51	166,892	144,785
2.00%, 1/1/52	575,893	455,727

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
2.50%, 1/1/52	$923,893	$765,641
3.00%, 1/1/52	232,068	198,603
2.00%, 2/1/52	439,205	345,810
2.50%, 2/1/52	2,224,887	1,843,289
3.00%, 2/1/52	1,182,289	1,020,790
2.00%, 3/1/52	367,908	289,384
2.50%, 3/1/52	1,445,636	1,194,448
3.00%, 3/1/52	147,767	127,439
1.50%, 4/1/52	329,043	245,910
2.50%, 4/1/52	82,387	67,943
3.50%, 4/1/52	116,871	105,318
2.00%, 5/1/52	353,342	278,261
2.50%, 5/1/52	424,055	353,227
3.00%, 5/1/52	752,584	648,328
3.50%, 5/1/52	136,721	121,910
4.00%, 5/1/52	633,934	583,775
3.50%, 6/1/52	484,124	432,443
2.50%, 7/1/52	70,395	57,915
3.50%, 7/1/52	94,720	84,454
4.50%, 7/1/52	89,866	85,145
3.50%, 8/1/52	186,794	166,480
4.00%, 8/1/52	231,221	214,230
4.50%, 8/1/52	67,782	64,153
2.50%, 9/1/52	69,206	56,937
4.00%, 9/1/52	300,701	277,101
5.00%, 9/1/52	357,993	347,747
4.00%, 10/1/52	152,141	140,291
5.00%, 10/1/52	179,809	174,629
4.00%, 1/1/53	332,325	305,709
5.50%, 1/1/53	113,682	112,588
5.00%, 2/1/53	47,137	46,396
5.50%, 2/1/53	277,367	275,124
5.00%, 4/1/53	23,531	22,830
6.00%, 4/1/53	68,321	68,615
3.50%, 5/1/53	95,184	84,702
4.50%, 6/1/53	118,613	113,442
5.00%, 6/1/53	145,157	140,832
4.50%, 7/1/53	82,372	77,956
5.50%, 7/1/53	94,809	93,850
6.00%, 7/1/53	369,542	371,136
5.50%, 8/1/53	47,905	47,380
6.00%, 8/1/53	47,289	47,493
5.50%, 11/1/53	464,693	459,609
4.50%, 12/1/53	74,433	70,448

Total Federal National Mortgage Association		54,335,702

Tennessee Valley Authority – 5.3%
4.70%, 7/15/33, Series B	350,000	354,984
4.65%, 6/15/35	3,250,000	3,249,057
5.88%, 4/1/36	8,260,000	9,200,071
6.15%, 1/15/38	180,000	203,256
5.50%, 6/15/38	2,000,000	2,145,260
5.25%, 9/15/39	10,998,000	11,432,091
3.50%, 12/15/42	5,719,000	4,690,323
4.88%, 1/15/48	2,824,000	2,800,448
4.25%, 9/15/52	2,050,000	1,826,694
5.38%, 4/1/56	5,297,000	5,647,926
4.63%, 9/15/60	3,760,000	3,529,888
4.25%, 9/15/65	4,000,000	3,490,280

Total Tennessee Valley Authority		48,570,278

Uniform Mortgage-Backed Securities – 0.4%
3.50%, 3/18/39(b)	100,000	94,620
5.00%, 4/16/39(b)	50,000	49,604
1.50%, 3/1/54(b)	25,000	18,654
3.00%, 3/1/54(b)	25,000	21,388
3.50%, 3/1/54(b)	200,000	177,987
4.00%, 3/1/54(b)	125,000	115,016
4.50%, 3/1/54(b)	75,000	70,997
5.00%, 3/1/54(b)	500,000	485,121
5.50%, 3/1/54(b)	575,000	568,806
6.00%, 3/1/54(b)	700,000	703,029
6.50%, 3/1/54(b)	500,000	508,854
7.00%, 3/13/54(b)	500,000	513,260
2.00%, 4/1/54(b)	75,000	59,029
2.50%, 4/1/54(b)	100,000	82,251
4.50%, 4/1/54(b)	50,000	47,347
5.50%, 4/1/54(b)	100,000	98,924
6.00%, 4/1/54(b)	175,000	175,730
6.50%, 4/1/54(b)	200,000	203,503
7.00%, 4/11/54(b)	100,000	102,629

Total Uniform Mortgage-Backed Securities		4,096,749
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $180,779,333)		154,570,205

U.S. GOVERNMENT OBLIGATIONS – 21.4%

U.S. Treasury Bonds – 5.7%
6.88%, 8/15/25	2,000,000	2,063,320
6.00%, 2/15/26	2,000,000	2,052,930
6.63%, 2/15/27	160,000	170,006
6.13%, 11/15/27	50,000	53,029
4.50%, 2/15/36	225,000	232,980
5.00%, 5/15/37	1,000,000	1,079,922
4.38%, 2/15/38	170,000	172,072
4.25%, 5/15/39	130,000	128,629
4.63%, 2/15/40	100,000	102,758
1.13%, 5/15/40	1,375,000	849,277
4.38%, 5/15/40	165,000	164,459
1.13%, 8/15/40	495,000	302,685
3.88%, 8/15/40	203,000	189,932
1.38%, 11/15/40	1,385,000	880,124
4.25%, 11/15/40	285,000	278,677
1.88%, 2/15/41	1,300,000	896,391
2.25%, 5/15/41	1,060,000	774,380
4.38%, 5/15/41	200,000	197,922
1.75%, 8/15/41	2,500,000	1,666,406
3.75%, 8/15/41	194,000	177,055
2.00%, 11/15/41	1,950,000	1,350,832
3.13%, 11/15/41	625,000	520,605
2.38%, 2/15/42	1,950,000	1,434,164
3.13%, 2/15/42	265,000	219,909
3.00%, 5/15/42	360,000	291,938
3.25%, 5/15/42	1,115,000	938,342
3.38%, 8/15/42	950,000	812,621
4.00%, 11/15/42	1,000,000	934,062
3.88%, 2/15/43	900,000	824,555
2.88%, 5/15/43	1,150,000	905,805
3.88%, 5/15/43	1,550,000	1,417,887
4.38%, 8/15/43	1,300,000	1,273,391

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
4.75%, 11/15/43	$500,000	$514,766
3.63%, 2/15/44	990,000	870,891
3.00%, 11/15/44	850,000	674,687
2.50%, 2/15/45	550,000	398,922
3.00%, 11/15/45	405,000	319,286
2.50%, 2/15/46	470,000	337,482
2.50%, 5/15/46	2,060,000	1,475,475
2.25%, 8/15/46	525,000	356,836
2.88%, 11/15/46	440,000	336,875
3.00%, 2/15/47	645,000	504,309
3.00%, 5/15/47	800,000	624,563
2.75%, 8/15/47	1,000,000	743,828
2.75%, 11/15/47	460,000	341,514
3.00%, 2/15/48	850,000	660,875
3.13%, 5/15/48	625,000	496,875
3.00%, 8/15/48	795,000	617,119
3.38%, 11/15/48	365,000	303,292
3.00%, 2/15/49	500,000	387,617
2.88%, 5/15/49	680,000	514,409
2.25%, 8/15/49	310,000	205,472
2.38%, 11/15/49	550,000	374,344
2.00%, 2/15/50	1,855,000	1,155,752
1.25%, 5/15/50	1,108,000	563,176
1.38%, 8/15/50	1,280,000	672,400
1.63%, 11/15/50	950,000	533,930
1.88%, 2/15/51	1,020,000	611,123
2.38%, 5/15/51	1,950,000	1,317,164
2.00%, 8/15/51	1,270,000	782,935
1.88%, 11/15/51	1,690,000	1,008,059
2.25%, 2/15/52	1,425,000	933,041
2.88%, 5/15/52	1,050,000	791,355
3.00%, 8/15/52	1,150,000	889,812
4.00%, 11/15/52	800,000	749,562
3.63%, 2/15/53	1,600,000	1,399,875
3.63%, 5/15/53	1,400,000	1,225,984
4.13%, 8/15/53	2,400,000	2,299,875
4.75%, 11/15/53	3,000,000	3,194,531

Total U.S. Treasury Bonds		52,545,076

U.S. Treasury Notes – 15.7%
3.88%, 3/31/25	200,000	197,625
2.13%, 5/15/25	175,000	169,330
2.88%, 5/31/25	565,000	551,250
2.75%, 6/30/25	311,000	302,690
4.63%, 6/30/25	1,000,000	996,914
3.00%, 7/15/25	1,000,000	975,664
0.25%, 7/31/25	2,400,000	2,250,938
2.00%, 8/15/25	1,500,000	1,441,113
3.13%, 8/15/25	1,125,000	1,098,457
0.25%, 8/31/25	2,160,000	2,019,262
2.75%, 8/31/25	1,000,000	970,371
5.00%, 8/31/25	1,000,000	1,002,734
0.25%, 9/30/25	1,972,000	1,837,388
4.25%, 10/15/25	1,000,000	992,051
0.25%, 10/31/25	1,250,000	1,160,986
3.00%, 10/31/25	500,000	486,143
2.25%, 11/15/25	1,535,000	1,473,270
4.50%, 11/15/25	1,000,000	996,250
0.38%, 11/30/25	1,065,000	988,204
4.88%, 11/30/25	1,250,000	1,253,174
4.00%, 12/15/25	705,000	696,490
0.38%, 12/31/25	1,400,000	1,295,355
2.63%, 12/31/25	250,000	241,099
3.88%, 1/15/26	855,000	842,943
0.38%, 1/31/26	1,746,400	1,610,576
2.63%, 1/31/26	1,000,000	963,359
1.63%, 2/15/26	1,900,000	1,794,164
4.00%, 2/15/26	916,000	905,230
0.50%, 2/28/26	2,500,000	2,305,176
4.63%, 3/15/26	1,500,000	1,500,176
0.75%, 3/31/26	2,000,000	1,849,531
2.25%, 3/31/26	175,000	166,954
3.75%, 4/15/26	2,211,000	2,173,862
0.75%, 4/30/26	2,400,000	2,212,594
1.63%, 5/15/26	1,170,000	1,098,383
3.63%, 5/15/26	2,000,000	1,960,938
0.75%, 5/31/26	3,050,000	2,804,451
2.13%, 5/31/26	1,000,000	948,633
4.13%, 6/15/26	2,322,000	2,300,685
0.88%, 6/30/26	1,500,000	1,380,469
1.88%, 6/30/26	850,000	801,059
4.50%, 7/15/26	1,300,000	1,299,137
0.63%, 7/31/26	2,500,000	2,279,785
1.88%, 7/31/26	1,170,000	1,100,074
1.50%, 8/15/26	1,624,000	1,511,335
4.38%, 8/15/26	652,000	649,937
0.75%, 8/31/26	3,175,000	2,896,815
1.38%, 8/31/26	335,000	310,503
0.88%, 9/30/26	1,475,000	1,347,378
1.63%, 9/30/26	100,000	93,156
1.13%, 10/31/26	1,000,000	916,758
2.00%, 11/15/26	500,000	468,906
1.25%, 11/30/26	1,315,000	1,207,129
4.38%, 12/15/26	515,000	514,014
1.25%, 12/31/26	3,000,000	2,749,336
1.75%, 12/31/26	620,000	576,237
1.50%, 1/31/27	4,000,000	3,682,969
2.25%, 2/15/27	2,500,000	2,351,074
1.13%, 2/28/27	2,500,000	2,271,875
1.88%, 2/28/27	3,250,000	3,020,088
0.63%, 3/31/27	2,390,000	2,133,168
2.50%, 3/31/27	2,000,000	1,891,563
0.50%, 4/30/27	2,300,000	2,037,836
2.75%, 4/30/27	3,350,000	3,187,996
2.38%, 5/15/27	3,240,000	3,046,486
0.50%, 5/31/27	2,460,000	2,173,160
2.63%, 5/31/27	3,315,000	3,138,891
0.50%, 6/30/27	2,815,000	2,479,839
3.25%, 6/30/27	1,500,000	1,448,027
0.38%, 7/31/27	1,245,000	1,088,500
2.75%, 7/31/27	2,000,000	1,897,422
2.25%, 8/15/27	595,000	554,861
0.50%, 8/31/27	666,700	583,909
3.13%, 8/31/27	2,000,000	1,919,609
0.38%, 9/30/27	860,000	747,562
4.13%, 9/30/27	1,790,000	1,775,806
0.50%, 10/31/27	835,000	727,070
4.13%, 10/31/27	1,000,000	991,992

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
2.25%, 11/15/27	$540,000	$501,525
0.63%, 11/30/27	1,762,400	1,537,901
3.88%, 11/30/27	1,000,000	983,594
0.63%, 12/31/27	1,250,000	1,087,598
3.88%, 12/31/27	800,000	786,781
0.75%, 1/31/28	1,440,000	1,256,006
3.50%, 1/31/28	1,900,000	1,843,223
2.75%, 2/15/28	650,000	612,904
1.13%, 2/29/28	821,600	725,993
4.00%, 2/29/28	1,000,000	987,813
1.25%, 3/31/28	600,000	531,773
3.63%, 3/31/28	2,500,000	2,434,961
1.25%, 4/30/28	1,515,000	1,339,532
2.88%, 5/15/28	590,000	557,596
1.25%, 5/31/28	1,625,000	1,433,682
1.25%, 6/30/28	2,000,000	1,760,781
1.00%, 7/31/28	1,500,000	1,303,008
2.88%, 8/15/28	950,000	895,523
1.25%, 9/30/28	2,145,000	1,876,121
3.13%, 11/15/28	800,000	760,813
1.50%, 11/30/28	2,360,000	2,081,041
1.38%, 12/31/28	2,500,000	2,186,426
3.75%, 12/31/28	2,120,000	2,072,134
1.75%, 1/31/29	2,535,000	2,253,971

Total U.S. Treasury Notes		143,896,844
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $205,429,652)		196,441,920

CORPORATE BONDS – 46.3%

Australia – 0.2%

BHP Billiton Finance USA Ltd. 4.88%, 2/27/26	250,000	249,057
6.42%, 3/1/26	100,000	102,469
4.13%, 2/24/42	68,000	58,638
5.50%, 9/8/53	300,000	306,687

Rio Tinto Finance USA Ltd. 7.13%, 7/15/28	108,000	117,698
2.75%, 11/2/51	100,000	63,505

Westpac Banking Corp.
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(c)	125,000	114,300
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	210,000	171,314
2.96%, 11/16/40	195,000	133,507
3.13%, 11/18/41	313,000	216,521

Total Australia		1,533,696

Austria – 0.0%

Suzano Austria GmbH 5.00%, 1/15/30	242,000	230,621
3.75%, 1/15/31	43,000	37,628

Total Austria		268,249

Belgium – 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	300,000	280,392

Anheuser-Busch InBev Worldwide, Inc. 4.00%, 4/13/28	314,000	304,552
4.75%, 1/23/29	465,000	462,005
4.90%, 1/23/31	87,000	87,516
5.55%, 1/23/49	400,000	410,760
5.80%, 1/23/59	400,000	423,512

Total Belgium		1,968,737

Bermuda – 0.0%

RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	125,000	115,366

Brazil – 0.2%

Suzano Austria GmbH 6.00%, 1/15/29	235,000	235,153

Suzano International Finance BV 5.50%, 1/17/27(d)	185,000	184,845

Vale Overseas Ltd. 6.25%, 8/10/26	129,000	131,274
3.75%, 7/8/30	483,000	434,792
6.88%, 11/21/36	127,000	136,140

Vale SA 5.63%, 9/11/42	184,000	180,441

Total Brazil		1,302,645

Canada – 2.1%

Bank of Montreal 1.85%, 5/1/25	138,000	132,639
5.92%, 9/25/25	500,000	505,240
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(c)	554,000	511,320
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	288,000	265,288

Bank of Nova Scotia 4.75%, 2/2/26	1,250,000	1,240,662
1.30%, 9/15/26	132,000	120,214
4.59%, 5/4/37, (4.588% fixed rate until 2/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(c)	260,000	232,952

Barrick Gold Corp. 5.25%, 4/1/42	200,000	196,110

Barrick North America Finance LLC 5.75%, 5/1/43	93,000	95,205

Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	25,000	25,605

Bell Telephone Co. of Canada or Bell Canada 4.46%, 4/1/48	350,000	297,756
4.30%, 7/29/49	21,000	17,321
3.20%, 2/15/52, Series US-6	165,000	110,984

Brookfield Finance, Inc. 4.25%, 6/2/26	250,000	245,648
5.97%, 3/4/54	300,000	303,096

See Notes to Financial Statements.

114	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Canadian Imperial Bank of Commerce 3.30%, 4/7/25	$549,000	$536,351
3.95%, 8/4/25	500,000	490,310

Canadian National Railway Co. 6.90%, 7/15/28	335,000	361,324

Canadian Natural Resources Ltd. 3.85%, 6/1/27	173,000	165,755
2.95%, 7/15/30	65,000	56,610
6.50%, 2/15/37	154,000	160,622
4.95%, 6/1/47	222,000	193,759

Canadian Pacific Railway Co. 2.88%, 11/15/29	138,000	122,886
7.13%, 10/15/31	330,000	369,197
4.80%, 9/15/35	95,000	91,030
3.00%, 12/2/41	240,000	206,402
4.30%, 5/15/43	125,000	107,163
3.50%, 5/1/50	69,000	50,460
4.20%, 11/15/69	315,000	247,105
6.13%, 9/15/2115	135,000	142,721

Cenovus Energy, Inc. 2.65%, 1/15/32	231,000	189,087
5.25%, 6/15/37	102,000	95,819
3.75%, 2/15/52(d)	194,000	138,859

CI Financial Corp. 3.20%, 12/17/30	228,000	181,878
4.10%, 6/15/51	170,000	100,849

Emera U.S. Finance LP 4.75%, 6/15/46	173,000	141,310

Enbridge, Inc. 4.25%, 12/1/26	25,000	24,462
3.13%, 11/15/29	151,000	136,483
5.70%, 3/8/33	500,000	506,250
4.50%, 6/10/44	400,000	335,176
4.00%, 11/15/49	450,000	349,263

Fairfax Financial Holdings Ltd. 4.85%, 4/17/28	157,000	153,800

Hydro-Quebec 9.38%, 4/15/30, Series HK	10,000	12,352

Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(c)	25,000	23,833
5.38%, 3/4/46	56,000	54,877

Nutrien Ltd. 3.00%, 4/1/25	187,000	181,958
4.00%, 12/15/26	100,000	96,915
4.13%, 3/15/35	57,000	51,410
5.88%, 12/1/36	95,000	97,359
5.25%, 1/15/45	394,000	367,539
5.80%, 3/27/53	125,000	125,398

Rogers Communications, Inc. 2.95%, 3/15/25	260,000	253,193
3.20%, 3/15/27	300,000	282,573
4.50%, 3/15/43	110,000	93,528
5.00%, 3/15/44	133,000	120,096
4.30%, 2/15/48	81,000	64,881
4.35%, 5/1/49	327,000	262,977
4.55%, 3/15/52	234,000	193,415

Royal Bank of Canada 4.95%, 4/25/25	500,000	498,810
1.20%, 4/27/26	500,000	460,355
3.63%, 5/4/27	300,000	287,622
6.00%, 11/1/27	787,000	811,027

Suncor Energy, Inc. 5.95%, 12/1/34	71,000	73,874
6.80%, 5/15/38	123,000	131,434
6.50%, 6/15/38	265,000	277,725
4.00%, 11/15/47	91,000	69,548

Teck Resources Ltd. 6.00%, 8/15/40	256,000	254,157

TELUS Corp. 3.70%, 9/15/27	130,000	123,468
4.60%, 11/16/48	140,000	119,818

Thomson Reuters Corp. 5.65%, 11/23/43	90,000	87,534

Toronto-Dominion Bank 3.77%, 6/6/25	510,000	500,999
5.10%, 1/9/26	250,000	250,375
2.80%, 3/10/27	500,000	469,100
4.11%, 6/8/27	667,000	647,730
4.69%, 9/15/27	220,000	217,565

TransCanada PipeLines Ltd. 4.88%, 1/15/26	500,000	495,910
4.75%, 5/15/38	460,000	416,691
7.25%, 8/15/38	125,000	141,554
6.10%, 6/1/40	70,000	71,714
4.88%, 5/15/48	250,000	219,055
5.10%, 3/15/49	188,000	172,633

Total Canada		19,035,973

Chile – 0.0%

Celulosa Arauco y Constitucion SA 3.88%, 11/2/27	205,000	192,575

Enel Chile SA 4.88%, 6/12/28	20,000	19,496

Total Chile		212,071

China – 0.1%

NXP BV/NXP Funding LLC 5.35%, 3/1/26	139,000	138,840
5.55%, 12/1/28	57,000	57,669

NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/26	95,000	91,974
4.30%, 6/18/29	247,000	236,082
2.65%, 2/15/32	210,000	172,633
3.25%, 5/11/41	100,000	73,739
3.13%, 2/15/42	110,000	78,476

Total China		849,413

France – 0.1%

Lafarge SA 7.13%, 7/15/36	90,000	99,936

Orange SA 9.00%, 3/1/31	342,000	413,461
5.50%, 2/6/44	145,000	144,984

See Notes to Financial Statements.

WisdomTree Trust	115

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

TotalEnergies Capital International SA 2.83%, 1/10/30	$225,000	$202,318

TotalEnergies Capital SA 3.88%, 10/11/28	193,000	186,065

Total France		1,046,764

Germany – 0.2%

Deutsche Bank AG 4.10%, 1/13/26	140,000	136,783
6.12%, 7/14/26, (6.119% fixed rate until 7/14/25; Secured Overnight Financing Rate + 3.19% thereafter)(c)	500,000	501,150
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(c)	335,000	290,602
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(c)	245,000	201,351
7.08%, 2/10/34, (7.079% fixed rate until 11/10/32; Secured Overnight Financing Rate + 3.65% thereafter)(c)	200,000	199,822

Deutsche Telekom International Finance BV 8.75%, 6/15/30	336,000	396,581
9.25%, 6/1/32	133,000	167,997

Mercedes-Benz Finance North America LLC 8.50%, 1/18/31	168,000	204,115

Total Germany		2,098,401

Hong Kong – 0.0%

Prudential Funding Asia PLC 3.13%, 4/14/30	91,000	81,193

Ireland – 0.2%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.75%, 1/30/26	750,000	696,915
3.65%, 7/21/27	210,000	197,755
3.00%, 10/29/28	394,000	354,104
3.30%, 1/30/32	312,000	264,251
3.40%, 10/29/33	205,000	170,628
3.85%, 10/29/41	250,000	193,482

Total Ireland		1,877,135

Japan – 0.9%

Honda Motor Co. Ltd. 2.27%, 3/10/25	270,000	262,162

Mitsubishi UFJ Financial Group, Inc. 1.41%, 7/17/25	510,000	483,256
3.84%, 4/17/26, (3.837% fixed rate until 4/17/25; 1-year Constant Maturity Treasury Rate + 1.125% thereafter)(c)	500,000	490,495
1.54%, 7/20/27, (1.538% fixed rate until 7/20/26; 1-year Constant Maturity Treasury Rate + 0.75% thereafter)(c)	400,000	366,068
3.29%, 7/25/27(d)	255,000	241,271
3.74%, 3/7/29	226,000	213,552
3.20%, 7/18/29	235,000	213,537

Mizuho Financial Group, Inc.
2.23%, 5/25/26, (2.226% fixed rate until 5/25/25; 3-month Secured Overnight Financing Rate + 1.092% thereafter)(c)	200,000	191,938
1.23%, 5/22/27, (1.234% fixed rate until 5/22/26; 1-year Constant Maturity Treasury Rate + 0.67% thereafter)(c)	410,000	374,785
4.02%, 3/5/28	200,000	192,386
5.41%, 9/13/28, (5.414% fixed rate until 9/13/27; 1-year Constant Maturity Treasury Rate + 2.05% thereafter)(c)	400,000	401,980
5.38%, 5/26/30(c)	200,000	200,094
5.58%, 5/26/35, (5.579% fixed rate until 5/26/34; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	200,000	200,620

Nomura Holdings, Inc. 5.71%, 1/9/26	500,000	501,115
3.10%, 1/16/30	464,000	407,745

ORIX Corp. 3.70%, 7/18/27	90,000	86,126

Sumitomo Mitsui Financial Group, Inc. 1.47%, 7/8/25	590,000	560,866
5.46%, 1/13/26	500,000	501,680
1.40%, 9/17/26	500,000	455,775
5.52%, 1/13/28(d)	200,000	203,266
3.54%, 1/17/28	105,000	99,521
2.47%, 1/14/29	500,000	444,970
3.04%, 7/16/29	510,000	458,668
3.20%, 9/17/29	246,000	221,648

Takeda Pharmaceutical Co. Ltd. 2.05%, 3/31/30	350,000	294,504
3.03%, 7/9/40	205,000	152,844
3.18%, 7/9/50	260,000	178,784

Total Japan		8,399,656

Luxembourg – 0.0%

ArcelorMittal SA 6.80%, 11/29/32	166,000	175,804
6.75%, 3/1/41	150,000	154,233

Total Luxembourg		330,037

Mexico – 0.2%

America Movil SAB de CV 3.63%, 4/22/29	239,000	222,363
4.70%, 7/21/32	200,000	192,072

Grupo Televisa SAB 6.63%, 1/15/40(d)	290,000	298,294

Southern Copper Corp. 3.88%, 4/23/25	25,000	24,524
6.75%, 4/16/40	210,000	231,966
5.88%, 4/23/45	321,000	319,867

Total Mexico		1,289,086

Mongolia – 0.0%

Sands China Ltd. 3.25%, 8/8/31	250,000	207,778

See Notes to Financial Statements.

116	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Netherlands – 0.2%

Cooperatieve Rabobank UA 3.75%, 7/21/26	$435,000	$417,091
5.25%, 8/4/45	270,000	262,308

ING Groep NV
3.87%, 3/28/26, (3.869% fixed rate until 3/28/25; Secured Overnight Financing Rate + 1.64% thereafter)(c)	500,000	490,670
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(c)	750,000	694,500

Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	90,000	89,528

Total Netherlands		1,954,097

Peru – 0.0%

Southern Copper Corp. 5.25%, 11/8/42	38,000	35,805

Spain – 0.3%

Banco Santander SA 5.15%, 8/18/25	800,000	794,048
1.72%, 9/14/27, (1.722% fixed rate until 9/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(c)	400,000	362,020
5.59%, 8/8/28	400,000	403,388
6.92%, 8/8/33	400,000	415,884

Telefonica Emisiones SA 7.05%, 6/20/36	135,000	148,798
5.21%, 3/8/47	350,000	314,710
5.52%, 3/1/49	485,000	453,504

Telefonica Europe BV 8.25%, 9/15/30	160,000	181,837

Total Spain		3,074,189

Switzerland – 0.2%

Credit Suisse AG 1.25%, 8/7/26	270,000	245,300
7.50%, 2/15/28	250,000	269,328

UBS AG 1.25%, 6/1/26	400,000	366,924

UBS Group AG 4.55%, 4/17/26	370,000	363,566
4.88%, 5/15/45	225,000	207,920

Total Switzerland		1,453,038

United Kingdom – 2.3%

Astrazeneca Finance LLC 1.20%, 5/28/26	350,000	322,014
4.88%, 3/3/28	500,000	499,640
5.00%, 2/26/34	300,000	301,272

AstraZeneca PLC 0.70%, 4/8/26	250,000	228,908

Barclays PLC 4.38%, 1/12/26	250,000	244,990
2.85%, 5/7/26, (2.852% fixed rate until 5/7/25; Secured Overnight Financing Rate + 2.714% thereafter)(c)	400,000	386,760
7.33%, 11/2/26, (7.325% fixed rate until 11/2/25; 1-year Constant Maturity Treasury Rate + 3.05% thereafter)(c)	582,000	596,451
5.83%, 5/9/27, (5.829% fixed rate until 5/9/26; Secured Overnight Financing Rate + 2.21% thereafter)(c)	250,000	250,625
4.84%, 5/9/28	355,000	341,915
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; Secured Overnight Financing Rate + 2.177% thereafter)(c)	230,000	223,781
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; Secured Overnight Financing Rate + 3.329% thereafter)(c)	247,000	234,161
2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(c)	230,000	191,565
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(c)	325,000	321,724
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(c)	400,000	418,524
5.25%, 8/17/45	105,500	100,778
4.95%, 1/10/47	563,000	512,702

BAT Capital Corp. 3.56%, 8/15/27	26,000	24,567
2.26%, 3/25/28	300,000	265,539
3.46%, 9/6/29	162,000	146,707
4.91%, 4/2/30	53,000	51,503
4.39%, 8/15/37	345,000	283,197
4.76%, 9/6/49	260,000	201,107
3.98%, 9/25/50	145,000	99,106
7.08%, 8/2/53	500,000	518,830

BAT International Finance PLC 1.67%, 3/25/26	787,000	729,478

British Telecommunications PLC 5.13%, 12/4/28	125,000	125,705
9.63%, 12/15/30	296,000	362,351

CNH Industrial NV 3.85%, 11/15/27	89,000	85,460

Diageo Capital PLC 5.50%, 1/24/33	260,000	267,272

GlaxoSmithKline Capital, Inc. 3.63%, 5/15/25	250,000	245,685
3.88%, 5/15/28	21,000	20,320

HSBC Holdings PLC 1.65%, 4/18/26(c)	500,000	477,285
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month Secured Overnight Financing Rate + 1.609% thereafter)(c)	700,000	686,504
1.59%, 5/24/27, (1.589% fixed rate until 5/24/26; Secured Overnight Financing Rate + 1.29% thereafter)(c)	400,000	366,300

See Notes to Financial Statements.

WisdomTree Trust	117

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
2.25%, 11/22/27, (2.251% fixed rate until 11/22/26; Secured Overnight Financing Rate + 1.10% thereafter)(c)	$750,000	$687,233
4.76%, 6/9/28, (4.755% fixed rate until 6/9/27; Secured Overnight Financing Rate + 2.11% thereafter)(c)	600,000	586,140
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month Secured Overnight Financing Rate + 1.796% thereafter)(c)	390,000	375,367
4.95%, 3/31/30	800,000	783,864
6.50%, 5/2/36	775,000	816,323
6.50%, 9/15/37	604,000	636,012
6.80%, 6/1/38	200,000	210,628
5.25%, 3/14/44	200,000	190,624
Lloyds Banking Group PLC
3.51%, 3/18/26, (3.511% fixed rate until 3/18/25; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(c)	850,000	829,847
5.99%, 8/7/27, (5.985% fixed rate until 8/7/26; 1-year Constant Maturity Treasury Rate + 1.48% thereafter)(c)	400,000	402,868
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; Secured Overnight Financing Rate + 1.48% thereafter)(c)	510,000	476,197
3.37%, 12/14/46, (3.369% fixed rate until 9/14/41; 5-year Constant Maturity Treasury Rate + 1.50% thereafter)(c)	200,000	136,132
4.34%, 1/9/48(d)	244,000	192,206

National Grid PLC 5.42%, 1/11/34	400,000	390,304

NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(c)	500,000	457,280
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; Secured Overnight Financing Rate + 2.029% thereafter)(c)	211,000	205,541
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; Secured Overnight Financing Rate + 2.18% thereafter)(c)	500,000	489,045

nVent Finance SARL 4.55%, 4/15/28	84,000	81,063

RELX Capital, Inc. 4.00%, 3/18/29	171,000	163,394
3.00%, 5/22/30	255,000	227,916

Reynolds American, Inc. 5.70%, 8/15/35	290,000	277,223
5.85%, 8/15/45	326,000	295,998

Santander U.K. Group Holdings PLC
6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(c)	250,000	253,793
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(c)	250,000	210,860

Unilever Capital Corp. 2.90%, 5/5/27	410,000	387,684

Vodafone Group PLC 4.13%, 5/30/25	260,000	255,837
7.88%, 2/15/30	164,000	186,091
5.00%, 5/30/38	250,000	241,400
5.25%, 5/30/48	452,000	420,319
4.88%, 6/19/49	433,000	375,398

Total United Kingdom		21,375,313

United States – 38.9%

3M Co. 2.88%, 10/15/27	250,000	231,600
3.88%, 6/15/44	200,000	157,440
3.63%, 10/15/47	111,000	80,552

AbbVie, Inc. 3.80%, 3/15/25	211,000	206,753
3.60%, 5/14/25	836,000	819,288
2.95%, 11/21/26	65,000	61,653
4.25%, 11/14/28	166,000	162,282
5.05%, 3/15/34	200,000	201,060
4.05%, 11/21/39	180,000	158,191
5.35%, 3/15/44	200,000	201,910
4.75%, 3/15/45	73,000	67,698
4.45%, 5/14/46	162,000	143,422
4.25%, 11/21/49	160,000	137,875
5.50%, 3/15/64	200,000	202,380

ACE Capital Trust II 9.70%, 4/1/30	100,000	117,687

Adobe, Inc. 2.15%, 2/1/27	500,000	465,680
2.30%, 2/1/30	54,000	47,146

Adventist Health System 2.95%, 3/1/29(d)	120,000	106,858

AEP Texas, Inc. 3.95%, 6/1/28	120,000	114,817
5.40%, 6/1/33	250,000	249,710
3.80%, 10/1/47	25,000	18,596
3.45%, 5/15/51	265,000	183,147

AES Corp. 2.45%, 1/15/31	122,000	99,800

Aetna, Inc. 6.63%, 6/15/36	119,000	129,716
4.13%, 11/15/42	60,000	47,986
4.75%, 3/15/44	120,000	103,802
3.88%, 8/15/47	107,000	79,815

Agilent Technologies, Inc. 2.30%, 3/12/31	214,000	178,780

Air Lease Corp. 3.25%, 3/1/25	110,000	107,437
3.63%, 4/1/27	186,000	176,657
2.10%, 9/1/28	94,000	81,649
4.63%, 10/1/28	407,000	393,361
5.10%, 3/1/29	350,000	344,417

Air Products & Chemicals, Inc. 2.05%, 5/15/30	176,000	149,778

Alabama Power Co. 3.70%, 12/1/47, Series B	200,000	152,912

See Notes to Financial Statements.

118	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Alexandria Real Estate Equities, Inc. 3.95%, 1/15/28	$95,000	$90,527
4.50%, 7/30/29	42,000	40,323
3.38%, 8/15/31	310,000	272,533
5.25%, 5/15/36	200,000	192,298
4.00%, 2/1/50	35,000	26,444
3.00%, 5/18/51	150,000	94,311
3.55%, 3/15/52	60,000	41,689
5.63%, 5/15/54	200,000	192,656

Allstate Corp. 3.28%, 12/15/26	98,000	93,380
5.25%, 3/30/33	200,000	199,440
4.20%, 12/15/46	400,000	327,772

Ally Financial, Inc. 5.80%, 5/1/25(d)	310,000	309,612
8.00%, 11/1/31	420,000	459,631

Altria Group, Inc. 4.80%, 2/14/29	496,000	487,375
3.40%, 2/4/41	920,000	662,060
5.38%, 1/31/44	225,000	219,035
3.88%, 9/16/46	327,000	239,642
5.95%, 2/14/49	112,000	111,683
3.70%, 2/4/51	520,000	354,744

Amcor Flexibles North America, Inc. 2.69%, 5/25/31	335,000	282,519

Ameren Corp. 3.65%, 2/15/26	2,000	1,937
1.75%, 3/15/28	212,000	186,507

Ameren Illinois Co. 1.55%, 11/15/30	125,000	100,455
4.50%, 3/15/49	200,000	174,282

American Electric Power Co., Inc. 4.30%, 12/1/28, Series J	30,000	28,912
3.25%, 3/1/50	40,000	27,394

American Equity Investment Life Holding Co. 5.00%, 6/15/27	50,000	48,209

American Express Co. 3.95%, 8/1/25	510,000	501,085
4.90%, 2/13/26	750,000	747,795
2.55%, 3/4/27	500,000	464,650
5.10%, 2/16/28, (5.098% fixed rate until 2/16/27; Secured Overnight Financing Rate + 1.00% thereafter)(c)	200,000	199,240
4.99%, 5/26/33, (4.989% fixed rate until 2/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(c)	32,000	31,141

American Homes 4 Rent LP 4.25%, 2/15/28	87,000	83,610
4.90%, 2/15/29	141,000	137,519

American Honda Finance Corp. 5.00%, 5/23/25	500,000	498,765
1.00%, 9/10/25	160,000	150,389
4.70%, 1/12/28	300,000	298,713
1.80%, 1/13/31(d)	145,000	119,245

American International Group, Inc. 3.88%, 1/15/35	263,000	231,637
4.80%, 7/10/45	200,000	183,366
4.38%, 6/30/50	156,000	134,043

American Tower Corp. 1.60%, 4/15/26	400,000	370,424
3.55%, 7/15/27	175,000	165,937
1.50%, 1/31/28	181,000	157,264
3.80%, 8/15/29	239,000	221,390
2.90%, 1/15/30	415,000	364,133
2.30%, 9/15/31	200,000	161,654
3.10%, 6/15/50	295,000	193,496
2.95%, 1/15/51	226,000	143,322

American University 3.67%, 4/1/49, Series 2019	35,000	28,385

American Water Capital Corp. 3.40%, 3/1/25	100,000	98,083
2.95%, 9/1/27	32,000	29,868
3.75%, 9/1/28	84,000	79,733
4.45%, 6/1/32	250,000	239,287
4.00%, 12/1/46	78,000	63,419
4.20%, 9/1/48	280,000	235,768

Amgen, Inc. 2.20%, 2/21/27	135,000	124,463
2.45%, 2/21/30	424,000	368,638
2.00%, 1/15/32	45,000	36,099
3.35%, 2/22/32	281,000	248,646
4.20%, 3/1/33	400,000	370,476
5.25%, 3/2/33	750,000	748,237
2.80%, 8/15/41	220,000	156,809
5.60%, 3/2/43	250,000	251,012
4.40%, 5/1/45	786,000	671,590
4.56%, 6/15/48	400,000	346,644
3.38%, 2/21/50	100,000	71,605
4.66%, 6/15/51	112,000	97,387
3.00%, 1/15/52	606,000	405,487
5.65%, 3/2/53	500,000	500,870
4.40%, 2/22/62	500,000	402,285

Amphenol Corp. 2.80%, 2/15/30	220,000	196,073

Analog Devices, Inc. 3.50%, 12/5/26	83,000	80,189

Aon Corp. 4.50%, 12/15/28	433,000	423,158

Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/31	74,000	61,556
2.90%, 8/23/51	243,000	151,644

Aon Global Ltd. 3.88%, 12/15/25	50,000	48,756
4.75%, 5/15/45	25,000	22,104

Apache Corp. 4.75%, 4/15/43	350,000	269,566
5.35%, 7/1/49	292,000	236,867

Appalachian Power Co. 3.30%, 6/1/27, Series X	100,000	94,161
4.40%, 5/15/44	400,000	328,832

Aptiv PLC 4.35%, 3/15/29	75,000	72,584
5.40%, 3/15/49(d)	150,000	136,418
3.10%, 12/1/51	164,000	103,000

Arch Capital Group Ltd. 3.64%, 6/30/50	72,000	53,104

See Notes to Financial Statements.

WisdomTree Trust	119

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Arch Capital Group U.S., Inc. 5.14%, 11/1/43	$120,000	$112,080

Archer-Daniels-Midland Co. 4.02%, 4/16/43	95,000	78,196

Ares Capital Corp. 3.25%, 7/15/25	250,000	240,240
2.88%, 6/15/28	306,000	268,163

Arizona Public Service Co. 2.95%, 9/15/27	33,000	30,963

Arrow Electronics, Inc. 3.88%, 1/12/28	212,000	200,404

Arthur J Gallagher & Co. 3.50%, 5/20/51	450,000	313,245

Assurant, Inc. 4.90%, 3/27/28	50,000	49,001

Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/51	60,000	42,293

AT&T, Inc. 3.88%, 1/15/26	75,000	73,204
1.70%, 3/25/26	517,000	480,991
2.30%, 6/1/27	169,000	154,775
4.10%, 2/15/28	109,000	105,128
4.35%, 3/1/29	159,000	153,696
4.30%, 2/15/30	283,000	270,296
2.75%, 6/1/31	518,000	441,486
2.25%, 2/1/32	395,000	316,964
2.55%, 12/1/33	519,000	409,517
4.50%, 5/15/35	114,000	105,053
5.25%, 3/1/37	73,000	70,996
4.85%, 3/1/39	535,000	493,216
3.50%, 6/1/41	700,000	537,719
4.65%, 6/1/44	522,000	451,279
5.15%, 11/15/46	222,000	205,918
4.55%, 3/9/49	29,000	24,409
5.15%, 2/15/50	205,000	188,145
3.65%, 6/1/51	560,000	401,122
3.30%, 2/1/52	254,000	172,829
3.50%, 9/15/53	975,000	671,833
3.55%, 9/15/55	559,000	381,467
3.80%, 12/1/57	682,000	481,594
3.65%, 9/15/59	744,000	504,849
3.85%, 6/1/60	490,000	346,719

Athene Holding Ltd. 4.13%, 1/12/28	275,000	263,524
5.88%, 1/15/34	206,000	204,756
3.95%, 5/25/51	76,000	55,584

Atmos Energy Corp. 4.13%, 3/15/49	30,000	24,766

Autodesk, Inc. 3.50%, 6/15/27	253,000	242,108
2.40%, 12/15/31	30,000	24,926

AutoZone, Inc. 3.75%, 6/1/27	163,000	156,633
3.75%, 4/18/29	193,000	181,322
1.65%, 1/15/31	245,000	194,995

AvalonBay Communities, Inc. 3.20%, 1/15/28	85,000	79,713
3.30%, 6/1/29	175,000	161,432
5.30%, 12/7/33	40,000	40,117

Avangrid, Inc. 3.80%, 6/1/29	115,000	107,241

AXIS Specialty Finance LLC 3.90%, 7/15/29	225,000	211,680

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27	145,000	136,784
3.14%, 11/7/29	245,000	223,705

Baltimore Gas & Electric Co. 2.25%, 6/15/31	315,000	262,609
4.25%, 9/15/48	250,000	209,617
3.20%, 9/15/49	225,000	154,730

Bank of America Corp. 3.95%, 4/21/25, Series L	337,000	331,493
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(c)	500,000	488,325
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	300,000	284,124
4.83%, 7/22/26, (4.827% fixed rate until 7/22/25; Secured Overnight Financing Rate + 1.75% thereafter)(c)	150,000	148,769
5.08%, 1/20/27, (5.08% fixed rate until 1/20/26; Secured Overnight Financing Rate + 1.29% thereafter)(c)	1,000,000	993,880
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(c)	880,000	817,300
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(c)	260,000	250,151
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(c)	1,010,000	926,261
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(c)	600,000	571,866
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(c)	710,000	691,256
4.95%, 7/22/28, (4.948% fixed rate until 7/22/27; Secured Overnight Financing Rate + 2.04% thereafter)(c)	600,000	594,300
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(c)	300,000	280,428
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(c)	75,000	71,384

See Notes to Financial Statements.

120	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	$750,000	$746,025
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(c)	156,000	137,049
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(c)	165,000	145,495
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(c)	590,000	503,429
2.69%, 4/22/32(c)	143,000	119,785
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	60,000	58,493
5.29%, 4/25/34, (5.288% fixed rate until 4/25/33; Secured Overnight Financing Rate + 1.91% thereafter)(c)	100,000	98,630
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(c)	700,000	489,391
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(c)	200,000	172,578
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	100,000	64,239

BankUnited, Inc. 5.13%, 6/11/30	130,000	119,530

Baxalta, Inc. 5.25%, 6/23/45	14,000	13,509

Baxter International, Inc. 3.95%, 4/1/30	304,000	281,866
3.13%, 12/1/51	500,000	326,110

Becton Dickinson & Co. 4.87%, 2/8/29	200,000	197,544
1.96%, 2/11/31	109,000	88,685
4.69%, 12/15/44	68,000	61,146
4.67%, 6/6/47	99,000	87,777

Berkshire Hathaway Energy Co. 3.25%, 4/15/28	105,000	98,444
2.85%, 5/15/51	200,000	127,680

Berry Global, Inc. 1.65%, 1/15/27	155,000	140,136

Biogen, Inc. 2.25%, 5/1/30	194,000	162,471
3.15%, 5/1/50	320,000	211,453
3.25%, 2/15/51	157,000	107,336

Black Hills Corp. 2.50%, 6/15/30	50,000	41,642
4.35%, 5/1/33	170,000	155,018
3.88%, 10/15/49	114,000	82,821

Blackstone Private Credit Fund 2.63%, 12/15/26	250,000	225,967
7.30%, 11/27/28(e)	250,000	258,012

Blackstone Secured Lending Fund 3.63%, 1/15/26	380,000	362,490

Block Financial LLC 3.88%, 8/15/30	65,000	58,635

Blue Owl Capital Corp. 2.88%, 6/11/28	250,000	218,715

Blue Owl Credit Income Corp. 3.13%, 9/23/26	112,000	102,034
7.75%, 1/15/29(e)	250,000	255,567

Blue Owl Technology Finance Corp. 2.50%, 1/15/27	300,000	264,444

Boardwalk Pipelines LP 3.40%, 2/15/31	380,000	336,114

Boeing Co. 4.88%, 5/1/25	310,000	307,415
2.20%, 2/4/26	513,000	481,825
3.25%, 3/1/28	249,000	230,253
5.15%, 5/1/30	373,000	366,879
3.63%, 2/1/31	259,000	231,955
3.60%, 5/1/34	459,000	387,189
3.55%, 3/1/38	60,000	46,427
6.88%, 3/15/39	155,000	168,890
5.88%, 2/15/40	479,000	472,634
3.85%, 11/1/48	111,000	79,781
3.90%, 5/1/49	520,000	382,002
5.81%, 5/1/50	471,000	452,998
3.95%, 8/1/59	400,000	283,752

Bon Secours Mercy Health, Inc. 3.46%, 6/1/30	55,000	50,134
2.10%, 6/1/31, Series 20-2	100,000	81,107

Booking Holdings, Inc. 4.63%, 4/13/30	425,000	417,822

BorgWarner, Inc. 4.38%, 3/15/45	52,000	42,399

Boston Properties LP 4.50%, 12/1/28	86,000	81,290
3.40%, 6/21/29	37,000	32,660
2.90%, 3/15/30	35,000	29,604
2.45%, 10/1/33	650,000	480,083

Boston Scientific Corp. 6.50%, 11/15/35	165,000	182,690
4.70%, 3/1/49(d)	22,000	20,181

BP Capital Markets America, Inc. 3.41%, 2/11/26	750,000	727,552
3.02%, 1/16/27	212,000	201,474
4.81%, 2/13/33	400,000	390,372
3.06%, 6/17/41	250,000	185,880

Brighthouse Financial, Inc. 5.63%, 5/15/30(d)	200,000	199,072
4.70%, 6/22/47	112,000	86,938

Bristol-Myers Squibb Co. 0.75%, 11/13/25	500,000	465,245
3.20%, 6/15/26	500,000	481,095
1.45%, 11/13/30	113,000	90,707

See Notes to Financial Statements.

WisdomTree Trust	121

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
5.50%, 2/22/44	$200,000	$202,558
4.25%, 10/26/49	300,000	251,676
5.65%, 2/22/64	200,000	202,098

Brixmor Operating Partnership LP 4.05%, 7/1/30	381,000	350,257

Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	119,000	115,069

Broadcom, Inc. 3.46%, 9/15/26	342,000	328,211
4.75%, 4/15/29	115,000	112,919
5.00%, 4/15/30	250,000	249,427
4.15%, 11/15/30	685,000	640,763
2.60%, 2/15/33(e)	275,000	220,822
3.42%, 4/15/33(e)	550,000	469,986
3.47%, 4/15/34(e)	603,000	509,674
3.50%, 2/15/41(e)	594,000	454,499
3.75%, 2/15/51(e)	270,000	202,071

Broadridge Financial Solutions, Inc. 2.90%, 12/1/29	125,000	110,155

Broadstone Net Lease LLC 2.60%, 9/15/31	150,000	116,483

Brown & Brown, Inc. 2.38%, 3/15/31	430,000	351,783

Brunswick Corp. 2.40%, 8/18/31	80,000	63,023

Bunge Ltd. Finance Corp. 3.75%, 9/25/27	114,000	109,140
2.75%, 5/14/31	217,000	184,786

Burlington Northern Santa Fe LLC 3.25%, 6/15/27	125,000	119,303
4.40%, 3/15/42	200,000	177,960
4.15%, 12/15/48	50,000	41,778

Camden Property Trust 2.80%, 5/15/30	20,000	17,583

Campbell Soup Co. 2.38%, 4/24/30	185,000	157,204
4.80%, 3/15/48	143,000	125,663

Capital One Financial Corp.
2.64%, 3/3/26, (2.636% fixed rate until 3/3/25; Secured Overnight Financing Rate + 1.29% thereafter)(c)	500,000	485,065
3.75%, 3/9/27	468,000	446,870
3.80%, 1/31/28	290,000	274,169
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	250,000	256,130
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(c)	500,000	377,465
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(c)	210,000	204,021
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(c)	200,000	197,802

Cardinal Health, Inc. 3.41%, 6/15/27	184,000	174,460
4.60%, 3/15/43	50,000	43,066
4.90%, 9/15/45	75,000	66,482

Carlisle Cos., Inc. 3.75%, 12/1/27	165,000	156,925
2.75%, 3/1/30	27,000	23,492

Carrier Global Corp. 2.70%, 2/15/31(d)	305,000	260,220
3.38%, 4/5/40	215,000	166,072
3.58%, 4/5/50	231,000	170,420
6.20%, 3/15/54	300,000	327,576

Caterpillar Financial Services Corp. 3.40%, 5/13/25	360,000	352,418
5.15%, 8/11/25	350,000	350,017
4.80%, 1/6/26	510,000	508,766

Cboe Global Markets, Inc. 1.63%, 12/15/30	67,000	54,410

CDW LLC/CDW Finance Corp. 2.67%, 12/1/26	310,000	287,832
3.28%, 12/1/28	160,000	144,210
3.57%, 12/1/31	162,000	140,622

Celanese U.S. Holdings LLC 6.05%, 3/15/25	146,000	146,353
6.35%, 11/15/28	300,000	308,931
6.70%, 11/15/33	450,000	473,062

Cencora, Inc. 3.45%, 12/15/27	167,000	158,107
2.70%, 3/15/31	120,000	102,433

Centene Corp. 4.63%, 12/15/29	500,000	473,805
3.00%, 10/15/30	350,000	299,204
2.50%, 3/1/31	605,000	496,239

CenterPoint Energy Houston Electric LLC 3.00%, 2/1/27, Series AA	500,000	474,675

CenterPoint Energy Resources Corp. 4.00%, 4/1/28	95,000	91,371

CenterPoint Energy, Inc. 1.45%, 6/1/26	100,000	92,079

CF Industries, Inc. 4.95%, 6/1/43	285,000	252,590

Charles Schwab Corp. 4.20%, 3/24/25	630,000	623,139
3.85%, 5/21/25	500,000	490,745
0.90%, 3/11/26	303,000	277,972

Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 7/23/25	500,000	493,160
5.05%, 3/30/29	90,000	86,126
2.80%, 4/1/31	444,000	358,690
6.38%, 10/23/35	529,000	512,225
5.38%, 4/1/38	150,000	128,975
3.50%, 6/1/41	240,000	159,101
3.50%, 3/1/42	56,000	36,668
6.48%, 10/23/45	72,000	65,848
5.38%, 5/1/47	564,000	445,081
5.75%, 4/1/48	47,000	39,125
4.80%, 3/1/50	457,000	330,827

See Notes to Financial Statements.

122	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
3.70%, 4/1/51	$339,000	$205,729
3.90%, 6/1/52	290,000	182,216
5.25%, 4/1/53	271,000	210,431
4.40%, 12/1/61	458,000	294,457
3.95%, 6/30/62	586,000	344,861

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/27	425,000	423,185
3.70%, 11/15/29	75,000	69,280

Cheniere Energy Partners LP 4.00%, 3/1/31	350,000	312,728
3.25%, 1/31/32	174,000	145,513

Chubb INA Holdings, Inc. 1.38%, 9/15/30	455,000	368,500

Church & Dwight Co., Inc. 3.15%, 8/1/27	339,000	319,606

Cigna Group 4.13%, 11/15/25	150,000	147,521
3.40%, 3/1/27	380,000	361,999
3.05%, 10/15/27	165,000	154,178
4.38%, 10/15/28	259,000	251,675
5.00%, 5/15/29	300,000	297,990
2.38%, 3/15/31	237,000	197,814
5.25%, 2/15/34	300,000	296,463
4.80%, 8/15/38	121,000	112,394
4.80%, 7/15/46	141,000	126,275
3.88%, 10/15/47	469,000	360,835
4.90%, 12/15/48	310,000	278,957
3.40%, 3/15/50	358,000	249,873

Cintas Corp. No. 2 3.70%, 4/1/27	298,000	288,777

Cisco Systems, Inc. 2.50%, 9/20/26	500,000	471,940
5.30%, 2/26/54	200,000	202,644
5.35%, 2/26/64	200,000	201,594

Citigroup, Inc. 5.50%, 9/13/25	500,000	499,020
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(c)	500,000	486,785
5.61%, 9/29/26, (5.61% fixed rate until 9/29/25; Secured Overnight Financing Rate + 1.546% thereafter)(c)	750,000	751,012
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(c)	687,000	633,572
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(c)	1,000,000	916,570
4.45%, 9/29/27	311,000	301,521
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(c)	235,000	222,858
4.13%, 7/25/28	65,000	61,769
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(c)	653,000	623,497
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(c)	100,000	99,000
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(c)	315,000	278,035
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(c)	158,000	135,637
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	510,000	482,139
6.63%, 6/15/32	436,000	464,480
6.00%, 10/31/33	50,000	51,715
6.13%, 8/25/36	200,000	207,072
6.68%, 9/13/43	54,000	59,322
5.30%, 5/6/44	250,000	239,122
4.75%, 5/18/46	210,000	183,895
4.65%, 7/23/48	100,000	89,285

Citizens Financial Group, Inc. 2.85%, 7/27/26	259,000	242,313
2.50%, 2/6/30	75,000	62,228
2.64%, 9/30/32	364,000	276,571

Clorox Co. 3.10%, 10/1/27	125,000	117,384
4.60%, 5/1/32	20,000	19,419

CMS Energy Corp. 3.45%, 8/15/27	157,000	148,754
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(c)	82,000	75,023

CNA Financial Corp. 2.05%, 8/15/30	210,000	173,802

Coca-Cola Co. 3.38%, 3/25/27	630,000	607,477
2.90%, 5/25/27	115,000	109,160
2.00%, 3/5/31	149,000	124,743
2.75%, 6/1/60	100,000	63,552

Comcast Corp. 3.38%, 8/15/25	510,000	497,974
3.95%, 10/15/25	760,000	746,943
3.30%, 2/1/27	384,000	368,206
2.65%, 2/1/30	216,000	190,188
4.75%, 3/1/44	500,000	454,230
4.70%, 10/15/48	500,000	451,730
2.89%, 11/1/51	500,000	317,095
CommonSpirit Health
1.55%, 10/1/25	650,000	610,785
4.35%, 11/1/42	50,000	42,884
Conagra Brands, Inc.
7.00%, 10/1/28	78,000	83,388
4.85%, 11/1/28	239,000	234,994
8.25%, 9/15/30	335,000	385,056
5.40%, 11/1/48	10,000	9,245
Connecticut Light & Power Co. 4.30%, 4/15/44	200,000	170,824
ConocoPhillips Co.
6.95%, 4/15/29	130,000	142,562

See Notes to Financial Statements.

WisdomTree Trust	123

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
4.88%, 10/1/47	$40,000	$37,337
4.03%, 3/15/62	250,000	194,127
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/31	178,000	150,084
5.50%, 12/1/39, Series 09-C	300,000	299,598
4.13%, 5/15/49, Series A	250,000	202,590
Constellation Brands, Inc.
3.70%, 12/6/26	190,000	182,985
3.50%, 5/9/27	471,000	447,799
2.88%, 5/1/30	210,000	184,527
4.50%, 5/9/47	160,000	134,968
4.10%, 2/15/48	114,000	91,593
Constellation Energy Generation LLC
5.80%, 3/1/33	274,000	280,239
6.25%, 10/1/39	31,000	32,051
5.75%, 10/1/41	100,000	98,711
5.60%, 6/15/42	112,000	109,323
Consumers Energy Co.
3.80%, 11/15/28	33,000	31,597
4.20%, 9/1/52	200,000	166,750
Continental Resources, Inc. 4.90%, 6/1/44	250,000	202,927
Corebridge Financial, Inc.
3.85%, 4/5/29	250,000	231,930
3.90%, 4/5/32	250,000	220,155
4.35%, 4/5/42	150,000	124,334
4.40%, 4/5/52	160,000	128,752
Corning, Inc.
4.75%, 3/15/42	75,000	67,463
5.45%, 11/15/79	370,000	343,082
Costco Wholesale Corp. 1.38%, 6/20/27	411,000	369,629
Crown Castle, Inc.
1.35%, 7/15/25	60,000	56,780
4.00%, 3/1/27	193,000	185,934
3.65%, 9/1/27	104,000	98,197
4.30%, 2/15/29	118,000	112,199
3.10%, 11/15/29	155,000	137,315
2.25%, 1/15/31	390,000	318,899
4.75%, 5/15/47	190,000	161,019
5.20%, 2/15/49	125,000	113,385
CSX Corp.
3.35%, 11/1/25	250,000	242,750
3.25%, 6/1/27	149,000	141,453
4.10%, 11/15/32	232,000	216,774
6.00%, 10/1/36	100,000	106,484
4.10%, 3/15/44	71,000	59,800
3.80%, 11/1/46	140,000	110,396
4.50%, 3/15/49	718,000	627,999
3.80%, 4/15/50	144,000	112,211
4.65%, 3/1/68	60,000	51,704
CubeSmart LP
2.25%, 12/15/28	103,000	89,675
4.38%, 2/15/29	150,000	142,770
2.50%, 2/15/32	200,000	161,652
Cummins, Inc. 4.90%, 2/20/29	300,000	298,626
CVS Health Corp.
3.88%, 7/20/25	185,000	181,280
5.00%, 2/20/26	500,000	497,885
6.25%, 6/1/27	100,000	103,635
4.30%, 3/25/28	547,000	531,225
3.25%, 8/15/29	291,000	265,052
4.88%, 7/20/35	653,000	623,386
4.78%, 3/25/38	250,000	227,620
6.13%, 9/15/39	50,000	51,406
4.13%, 4/1/40	464,000	381,956
2.70%, 8/21/40	106,000	72,358
5.13%, 7/20/45	303,000	276,057
5.05%, 3/25/48	909,000	812,482
4.25%, 4/1/50	356,000	284,647
5.63%, 2/21/53	250,000	240,325
Dayton Power & Light Co. 3.95%, 6/15/49	110,000	81,800
DCP Midstream Operating LP
3.25%, 2/15/32	30,000	25,594
5.60%, 4/1/44	45,000	43,141
Dell International LLC/EMC Corp.
6.02%, 6/15/26	223,000	225,498
6.10%, 7/15/27	243,000	249,493
8.10%, 7/15/36	418,000	501,905
3.38%, 12/15/41	250,000	182,412
3.45%, 12/15/51	42,000	28,877
Devon Energy Corp.
5.25%, 10/15/27	530,000	529,300
5.00%, 6/15/45	240,000	207,454
Diamondback Energy, Inc.
3.25%, 12/1/26	230,000	219,926
3.50%, 12/1/29	178,000	163,593
3.13%, 3/24/31	120,000	105,229
6.25%, 3/15/33	250,000	262,822
4.40%, 3/24/51	87,000	70,323
Digital Realty Trust LP
3.70%, 8/15/27	173,000	164,990
4.45%, 7/15/28	196,000	189,740
3.60%, 7/1/29	50,000	46,117
Discover Bank 4.65%, 9/13/28	573,000	547,496
Discovery Communications LLC
3.95%, 6/15/25	210,000	205,111
4.13%, 5/15/29	175,000	161,826
5.00%, 9/20/37	260,000	222,999
5.30%, 5/15/49	355,000	290,773
4.00%, 9/15/55	427,000	283,016
Dollar General Corp.
3.88%, 4/15/27	73,000	70,214
3.50%, 4/3/30	218,000	197,233
5.45%, 7/5/33	350,000	347,798
4.13%, 4/3/50	89,000	68,063
Dollar Tree, Inc. 2.65%, 12/1/31	440,000	366,665
Dominion Energy South Carolina, Inc. 5.45%, 2/1/41	200,000	197,724

Dominion Energy, Inc. 4.25%, 6/1/28	78,000	75,342
3.38%, 4/1/30, Series C	580,000	522,418
4.35%, 8/15/32, Series A	99,000	92,300

See Notes to Financial Statements.

124	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
5.25%, 8/1/33, Series F	$45,000	$44,218
7.00%, 6/15/38	65,000	70,961
4.70%, 12/1/44	137,000	118,350
4.60%, 3/15/49, Series A	47,000	39,772

Dow Chemical Co. 4.80%, 11/30/28(d)	272,000	270,096
7.38%, 11/1/29	110,000	122,021
4.25%, 10/1/34	145,000	133,597
5.25%, 11/15/41	417,000	391,388
5.55%, 11/30/48	29,000	28,236
6.90%, 5/15/53	200,000	228,890

DTE Electric Co. 2.63%, 3/1/31, Series C	425,000	365,496

DTE Energy Co. 2.85%, 10/1/26	131,000	123,483

Duke Energy Carolinas LLC 4.95%, 1/15/33	500,000	492,485
5.30%, 2/15/40	200,000	196,352
3.70%, 12/1/47	350,000	261,670

Duke Energy Corp. 3.40%, 6/15/29	172,000	158,541
2.45%, 6/1/30	260,000	222,560
2.55%, 6/15/31	738,000	615,485
3.30%, 6/15/41	76,000	55,943
4.80%, 12/15/45	63,000	55,318
3.75%, 9/1/46	186,000	138,676
3.95%, 8/15/47	150,000	114,255
4.20%, 6/15/49	315,000	249,256
3.25%, 1/15/82, (3.25% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate +2.321% thereafter)(c)	100,000	84,902

Duke Energy Florida Project Finance LLC 3.11%, 9/1/38, Series 2035-A	59,000	48,751

Duke Energy Progress NC Storm Funding LLC 2.39%, 7/1/39, Series A-2	550,000	442,024

DuPont de Nemours, Inc. 4.73%, 11/15/28	124,000	123,401
5.32%, 11/15/38	89,000	88,105
5.42%, 11/15/48	427,000	420,228

Eastman Chemical Co. 4.50%, 12/1/28	222,000	215,562
4.80%, 9/1/42	90,000	79,043
4.65%, 10/15/44	45,000	38,075

Eaton Corp. 3.10%, 9/15/27	226,000	213,834
4.00%, 11/2/32	101,000	94,710

Eaton Vance Corp. 3.50%, 4/6/27	90,000	85,754

eBay, Inc. 3.60%, 6/5/27	100,000	95,587
2.60%, 5/10/31	371,000	314,764
4.00%, 7/15/42	140,000	111,220

Ecolab, Inc. 4.80%, 3/24/30	136,000	135,883

Electronic Arts, Inc. 1.85%, 2/15/31	175,000	142,520

Elevance Health, Inc. 3.65%, 12/1/27	42,000	40,173
4.75%, 2/15/33	500,000	483,405
4.63%, 5/15/42	30,000	27,025
5.10%, 1/15/44	242,000	228,068
4.65%, 8/15/44	26,000	23,158
4.38%, 12/1/47	79,000	67,204
3.70%, 9/15/49	210,000	159,590
3.13%, 5/15/50	212,000	145,218
3.60%, 3/15/51	419,000	312,331
5.13%, 2/15/53	200,000	189,446

Eli Lilly & Co. 4.50%, 2/9/27	200,000	199,218
3.38%, 3/15/29	137,000	129,188
4.88%, 2/27/53	25,000	24,261
5.10%, 2/9/64	300,000	294,984

Emerson Electric Co. 2.20%, 12/21/31	86,000	71,364
5.25%, 11/15/39	350,000	353,969

Energy Transfer LP 2.90%, 5/15/25	450,000	435,744
5.50%, 6/1/27	385,000	386,567
4.00%, 10/1/27	196,000	187,550
4.95%, 5/15/28	145,000	143,157
4.15%, 9/15/29	369,000	348,236
3.75%, 5/15/30	191,000	174,370
6.63%, 10/15/36	150,000	158,189
5.80%, 6/15/38, Series 20Y	485,000	479,781
7.50%, 7/1/38	60,000	68,278
6.10%, 2/15/42	100,000	99,702
4.95%, 1/15/43	54,000	46,734
5.35%, 5/15/45	190,000	172,096
5.30%, 4/15/47	272,000	243,745
5.40%, 10/1/47	160,000	145,173
6.00%, 6/15/48	250,000	245,057
6.25%, 4/15/49	105,000	106,139
5.00%, 5/15/50	218,000	188,646

Enstar Group Ltd. 4.95%, 6/1/29	296,000	288,313

Entergy Corp. 2.80%, 6/15/30	335,000	290,097
3.75%, 6/15/50	89,000	64,408

Entergy Louisiana LLC 3.05%, 6/1/31	32,000	27,989
4.20%, 4/1/50	200,000	162,906

Enterprise Products Operating LLC 4.15%, 10/16/28	332,000	320,758
4.90%, 5/15/46	200,000	182,806
3.70%, 1/31/51	110,000	83,153
4.95%, 10/15/54	88,000	80,564
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month Secured Overnight Financing Rate + 3.295% thereafter)(c)	117,000	111,380
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(c)	100,000	92,834

See Notes to Financial Statements.

WisdomTree Trust	125

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

EPR Properties 4.75%, 12/15/26	$15,000	$14,422
3.60%, 11/15/31	94,000	76,968

EQT Corp. 7.00%, 2/1/30	45,000	47,690

Equifax, Inc. 2.60%, 12/15/25	181,000	172,538

Equinix, Inc. 1.80%, 7/15/27	253,000	227,541
3.20%, 11/18/29	256,000	230,249
3.90%, 4/15/32	185,000	168,008
3.00%, 7/15/50	264,000	171,669

Equitable Holdings, Inc. 4.35%, 4/20/28	294,000	283,431
5.00%, 4/20/48	204,000	185,426

ERP Operating LP 3.50%, 3/1/28	72,000	68,046
4.15%, 12/1/28	183,000	177,060

Essential Properties LP 2.95%, 7/15/31	193,000	151,758

Essential Utilities, Inc. 3.57%, 5/1/29	367,000	340,686
4.28%, 5/1/49	150,000	121,434

Essex Portfolio LP 4.00%, 3/1/29	125,000	118,476
3.00%, 1/15/30	135,000	118,517
1.65%, 1/15/31	256,000	200,251
4.50%, 3/15/48	35,000	29,313

Estee Lauder Cos., Inc. 1.95%, 3/15/31	20,000	16,409

Everest Reinsurance Holdings, Inc. 3.50%, 10/15/50	170,000	119,609
3.13%, 10/15/52	127,000	79,891

Evergy Kansas Central, Inc. 4.10%, 4/1/43	100,000	82,346

Evergy, Inc. 2.90%, 9/15/29	174,000	154,322

Eversource Energy 4.75%, 5/15/26	500,000	494,050
3.30%, 1/15/28, Series M	78,000	72,696
1.65%, 8/15/30, Series R	325,000	258,755

Exelon Corp. 3.40%, 4/15/26	200,000	192,630
3.35%, 3/15/32	380,000	332,154
4.95%, 6/15/35	151,000	141,464
4.45%, 4/15/46	60,000	50,345
5.60%, 3/15/53	586,000	571,831

Expedia Group, Inc. 3.80%, 2/15/28	153,000	144,766
3.25%, 2/15/30	348,000	310,322

Extra Space Storage LP 3.50%, 7/1/26	35,000	33,529
3.88%, 12/15/27	10,000	9,499
2.55%, 6/1/31	95,000	78,296

Federal Realty OP LP 3.20%, 6/15/29	72,000	64,447
4.50%, 12/1/44	183,000	149,465

FedEx Corp. 3.40%, 2/15/28	100,000	94,443
3.10%, 8/5/29	280,000	254,120
4.25%, 5/15/30	60,000	57,292
4.90%, 1/15/34	169,000	164,251
3.25%, 5/15/41	391,000	289,098
4.75%, 11/15/45	266,000	233,106
4.55%, 4/1/46	16,000	13,640
4.40%, 1/15/47	93,000	77,331
4.05%, 2/15/48	275,000	216,793
5.25%, 5/15/50	41,000	38,727

Fidelity National Financial, Inc. 4.50%, 8/15/28	195,000	187,734
3.40%, 6/15/30	40,000	35,332

Fidelity National Information Services, Inc. 1.65%, 3/1/28	191,000	168,433
5.10%, 7/15/32(d)	435,000	435,196

Fifth Third Bancorp
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(c)	200,000	190,816
8.25%, 3/1/38	300,000	354,903

Fiserv, Inc. 2.25%, 6/1/27	142,000	129,964
4.20%, 10/1/28	307,000	294,588
2.65%, 6/1/30	233,000	200,485
5.63%, 8/21/33	350,000	354,119
4.40%, 7/1/49	238,000	199,289

Flex Ltd. 4.88%, 6/15/29	50,000	48,667

Flowers Foods, Inc. 3.50%, 10/1/26	13,000	12,483

FMC Corp. 3.20%, 10/1/26	101,000	94,709
3.45%, 10/1/29	55,000	48,912
6.38%, 5/18/53	250,000	244,527

Ford Motor Co. 6.10%, 8/19/32(d)	500,000	499,120
5.29%, 12/8/46	500,000	433,220

Ford Motor Credit Co. LLC 6.95%, 3/6/26	500,000	509,155
2.70%, 8/10/26	500,000	464,420
2.90%, 2/10/29	500,000	435,975
5.11%, 5/3/29	280,000	269,982
7.12%, 11/7/33	500,000	533,765

Fortinet, Inc. 1.00%, 3/15/26	110,000	100,997

Fortune Brands Innovations, Inc. 4.50%, 3/25/52	250,000	203,467

Fox Corp. 4.71%, 1/25/29	220,000	214,784
3.50%, 4/8/30(d)	110,000	99,081
5.48%, 1/25/39	128,000	119,679
5.58%, 1/25/49	147,000	134,598

Freeport-McMoRan, Inc. 4.13%, 3/1/28	445,000	422,714
4.38%, 8/1/28	25,000	23,868

See Notes to Financial Statements.

126	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
5.40%, 11/14/34	$90,000	$87,588
5.45%, 3/15/43	150,000	139,950

FS KKR Capital Corp. 3.40%, 1/15/26	100,000	94,623
3.13%, 10/12/28	191,000	165,095

GATX Corp. 3.25%, 9/15/26	73,000	69,614
4.55%, 11/7/28	43,000	42,041
4.70%, 4/1/29	56,000	54,790
1.90%, 6/1/31	228,000	179,776
3.50%, 6/1/32	105,000	90,917

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	400,000	374,712

GE HealthCare Technologies, Inc. 5.60%, 11/15/25	500,000	501,680
5.91%, 11/22/32	200,000	207,892
6.38%, 11/22/52	200,000	222,074

General Dynamics Corp. 3.25%, 4/1/25	510,000	499,407
2.13%, 8/15/26	114,000	106,734
2.63%, 11/15/27	67,000	62,011

General Electric Co. 6.75%, 3/15/32, Series A	213,000	236,654
6.88%, 1/10/39, Series A	160,000	189,272
4.35%, 5/1/50	39,000	34,407

General Mills, Inc. 3.20%, 2/10/27	28,000	26,622
4.20%, 4/17/28	255,000	247,460
2.25%, 10/14/31	160,000	131,219
3.00%, 2/1/51	125,000	80,644

General Motors Co. 6.13%, 10/1/25	293,000	295,493
6.80%, 10/1/27	518,000	541,030
5.00%, 4/1/35	185,000	173,069
6.60%, 4/1/36	305,000	320,332
5.15%, 4/1/38	260,000	241,007
6.25%, 10/2/43	250,000	251,305
5.95%, 4/1/49(d)	210,000	202,098

General Motors Financial Co., Inc. 1.50%, 6/10/26	434,000	397,705
5.40%, 5/8/27	1,000,000	1,001,400
6.00%, 1/9/28	500,000	511,085
3.10%, 1/12/32	20,000	16,720

Genuine Parts Co. 1.88%, 11/1/30	43,000	34,551
2.75%, 2/1/32	155,000	127,653

Georgia Power Co. 4.30%, 3/15/43	25,000	21,049
3.70%, 1/30/50, Series B	250,000	189,627
3.25%, 3/15/51, Series A	130,000	89,263

Gilead Sciences, Inc. 3.65%, 3/1/26	210,000	203,996
2.95%, 3/1/27	72,000	68,028
1.65%, 10/1/30	125,000	102,066
2.60%, 10/1/40	897,000	627,021
4.80%, 4/1/44	395,000	363,025
4.75%, 3/1/46	350,000	318,122
2.80%, 10/1/50	413,000	266,715

Global Payments, Inc. 2.15%, 1/15/27	160,000	146,894
4.95%, 8/15/27	38,000	37,669
3.20%, 8/15/29	333,000	296,933
5.40%, 8/15/32	218,000	215,186
4.15%, 8/15/49	193,000	147,394

Globe Life, Inc. 2.15%, 8/15/30	295,000	244,950

GLP Capital LP/GLP Financing II, Inc. 5.75%, 6/1/28	193,000	191,759
4.00%, 1/15/30	305,000	274,881

Goldman Sachs Capital I 6.35%, 2/15/34	100,000	102,678

Goldman Sachs Group, Inc. 3.50%, 4/1/25	510,000	499,545
3.75%, 5/22/25	310,000	304,060
4.25%, 10/21/25	250,000	245,642
5.80%, 8/10/26, (5.798% fixed rate until 8/10/25; Secured Overnight Financing Rate + 1.075% thereafter)(c)	500,000	502,860
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	250,000	231,712
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(c)	750,000	693,427
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(c)	900,000	824,391
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(c)	500,000	476,890
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(c)	460,000	441,255
3.80%, 3/15/30	533,000	495,972
6.75%, 10/1/37	589,000	641,038
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(c)	500,000	372,495
5.15%, 5/22/45	347,000	332,082

GXO Logistics, Inc. 1.65%, 7/15/26	164,000	151,418
2.65%, 7/15/31	100,000	81,272

Haleon U.K. Capital PLC 3.13%, 3/24/25	260,000	253,674

Haleon U.S. Capital LLC 3.38%, 3/24/27	340,000	323,303

Halliburton Co. 2.92%, 3/1/30	225,000	199,987
4.85%, 11/15/35	208,000	200,647
6.70%, 9/15/38	56,000	62,771
7.45%, 9/15/39	73,000	87,821
4.75%, 8/1/43	157,000	142,220
5.00%, 11/15/45	181,000	168,533

See Notes to Financial Statements.

WisdomTree Trust	127

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Hanover Insurance Group, Inc. 2.50%, 9/1/30	$23,000	$19,147

Harley-Davidson, Inc. 4.63%, 7/28/45	108,000	85,549

Hartford Financial Services Group, Inc. 4.30%, 4/15/43	105,000	89,907
4.40%, 3/15/48	130,000	112,449
3.60%, 8/19/49	80,000	60,343

Hasbro, Inc. 3.50%, 9/15/27	249,000	233,826
6.35%, 3/15/40	91,000	92,511

HCA, Inc. 5.88%, 2/15/26	250,000	251,142
5.25%, 6/15/26	322,000	320,129
4.50%, 2/15/27	112,000	109,707
5.63%, 9/1/28	150,000	151,218
4.13%, 6/15/29	301,000	283,364
2.38%, 7/15/31	190,000	154,590
5.50%, 6/1/33	350,000	348,110
5.60%, 4/1/34	200,000	199,208
5.13%, 6/15/39	117,000	108,942
5.50%, 6/15/47	132,000	123,392
5.25%, 6/15/49	448,000	402,636
3.50%, 7/15/51	137,000	92,744
4.63%, 3/15/52	350,000	286,888
6.10%, 4/1/64	300,000	296,937

Healthcare Realty Holdings LP 3.10%, 2/15/30	140,000	120,736
2.00%, 3/15/31(d)	300,000	235,278

Healthpeak OP LLC 3.25%, 7/15/26	128,000	122,317
2.88%, 1/15/31	380,000	323,532
6.75%, 2/1/41	32,000	35,090

Hershey Co. 1.70%, 6/1/30	50,000	41,793

Hess Corp. 4.30%, 4/1/27	8,000	7,798
7.13%, 3/15/33	200,000	224,478
6.00%, 1/15/40	296,000	310,720

Hewlett Packard Enterprise Co. 6.20%, 10/15/35	42,000	43,905
6.35%, 10/15/45	227,000	234,915

Highwoods Realty LP 4.13%, 3/15/28	25,000	23,368
4.20%, 4/15/29	45,000	40,633
3.05%, 2/15/30	105,000	88,049

Home Depot, Inc. 2.70%, 4/15/25	263,000	256,301
4.00%, 9/15/25	410,000	403,645
2.95%, 6/15/29	170,000	155,224
1.38%, 3/15/31	30,000	23,748
3.30%, 4/15/40	500,000	392,095
3.13%, 12/15/49	400,000	278,908
2.38%, 3/15/51	176,000	103,611

Honeywell International, Inc. 2.50%, 11/1/26	500,000	471,365
3.81%, 11/21/47	400,000	323,380

Hormel Foods Corp. 1.80%, 6/11/30	150,000	124,607

Host Hotels & Resorts LP 3.50%, 9/15/30, Series I	349,000	307,968

Howard University 5.21%, 10/1/52, Series 22A	75,000	68,654

HP, Inc. 1.45%, 6/17/26	798,000	733,514
2.65%, 6/17/31	121,000	101,068
6.00%, 9/15/41	95,000	97,273

HSBC USA, Inc. 5.29%, 3/4/27	200,000	200,222

Hubbell, Inc. 3.50%, 2/15/28	161,000	152,163

Humana, Inc. 2.15%, 2/3/32	600,000	475,596
4.95%, 10/1/44	57,000	51,448
4.80%, 3/15/47	95,000	82,841
5.50%, 3/15/53	110,000	106,720

Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(c)	310,000	293,347
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(c)	250,000	189,110

Huntington Ingalls Industries, Inc. 3.48%, 12/1/27	70,000	65,623
4.20%, 5/1/30	242,000	227,688

Huntsman International LLC 4.50%, 5/1/29	110,000	104,552

Hyatt Hotels Corp. 4.38%, 9/15/28	130,000	124,882

IBM International Capital Pte. Ltd. 5.30%, 2/5/54	300,000	288,210

Ingredion, Inc. 3.20%, 10/1/26	109,000	104,026

Intel Corp. 3.40%, 3/25/25	510,000	500,228
4.88%, 2/10/26	550,000	548,311
3.15%, 5/11/27	300,000	284,430
2.45%, 11/15/29	80,000	70,133
3.90%, 3/25/30	224,000	210,847
5.15%, 2/21/34	100,000	99,082
5.60%, 2/21/54	300,000	300,246
3.10%, 2/15/60	200,000	126,694

Intercontinental Exchange, Inc. 3.65%, 5/23/25	510,000	500,157
3.75%, 9/21/28	200,000	190,978
4.60%, 3/15/33	25,000	23,931
3.00%, 6/15/50	87,000	58,501

International Business Machines Corp. 4.00%, 7/27/25	250,000	246,177
4.50%, 2/6/26	500,000	495,555
3.30%, 5/15/26	500,000	481,575
3.50%, 5/15/29	100,000	93,415

See Notes to Financial Statements.

128	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
4.40%, 7/27/32	$110,000	$105,122
2.85%, 5/15/40	150,000	109,214

International Flavors & Fragrances, Inc. 4.38%, 6/1/47	100,000	74,887
5.00%, 9/26/48	135,000	113,385

International Paper Co. 4.80%, 6/15/44	70,000	62,427
4.40%, 8/15/47	20,000	16,662
4.35%, 8/15/48(d)	249,000	211,448

Interpublic Group of Cos., Inc. 4.65%, 10/1/28	73,000	71,527
4.75%, 3/30/30	21,000	20,436
5.40%, 10/1/48	120,000	111,070

Interstate Power & Light Co. 4.10%, 9/26/28	125,000	119,888
6.25%, 7/15/39	10,000	10,470
3.70%, 9/15/46	50,000	37,414
3.50%, 9/30/49	175,000	124,418
3.10%, 11/30/51	198,000	127,841

Intuit, Inc. 5.25%, 9/15/26	350,000	353,125

Invitation Homes Operating Partnership LP 2.00%, 8/15/31	63,000	49,253

JM Smucker Co. 4.25%, 3/15/35	213,000	191,104
6.50%, 11/15/43	350,000	374,790
4.38%, 3/15/45	5,000	4,187
6.50%, 11/15/53	250,000	272,522

Jabil, Inc. 3.95%, 1/12/28	133,000	125,899

Jackson Financial, Inc. 5.67%, 6/8/32	140,000	139,860

Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/25	62,000	61,331

JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 3/15/34(e)	350,000	360,951

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 1/15/27	363,000	333,543
3.00%, 5/15/32	400,000	320,800
6.50%, 12/1/52	270,000	261,004

Jefferies Financial Group, Inc. 4.85%, 1/15/27	115,000	114,278
4.15%, 1/23/30	228,000	212,232
2.75%, 10/15/32	120,000	96,952
6.25%, 1/15/36	118,000	121,413

JetBlue Pass-Through Trust 2.75%, 11/15/33, Series 2019-1, Class AA	82,528	69,914

John Deere Capital Corp. 3.45%, 3/13/25	500,000	491,125
4.80%, 1/9/26	750,000	748,267
0.70%, 1/15/26	510,000	472,199
3.05%, 1/6/28	73,000	68,928
3.45%, 3/7/29	70,000	66,076
3.35%, 4/18/29	136,000	127,771
2.80%, 7/18/29	373,000	339,382
2.45%, 1/9/30	145,000	127,590

Johnson Controls International PLC 6.00%, 1/15/36	237,000	249,331
5.13%, 9/14/45	7,000	6,529
4.50%, 2/15/47	120,000	103,249

JPMorgan Chase & Co. 2.08%, 4/22/26(c)	550,000	529,347
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	523,000	486,631
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(c)	788,000	769,261
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(c)	500,000	460,980
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(c)	585,000	540,932
8.00%, 4/29/27	101,000	109,910
1.05%, 6/23/27	800,000	702,512
3.63%, 12/1/27	200,000	190,248
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(c)	350,000	336,154
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	1,000,000	976,440
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	560,000	532,504
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(c)	532,000	526,270
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.552% thereafter)(c)	625,000	600,762
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	500,000	501,535
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(c)	59,000	50,437
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(c)	177,000	153,834
4.91%, 7/25/33(c)	220,000	213,598
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(c)	500,000	375,465
4.85%, 2/1/44	100,000	94,064
4.95%, 6/1/45	100,000	93,525

Juniper Networks, Inc. 5.95%, 3/15/41	125,000	124,074

See Notes to Financial Statements.

WisdomTree Trust	129

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Kellanova 3.40%, 11/15/27	$20,000	$18,841
7.45%, 4/1/31, Series B	150,000	167,987

Kennametal, Inc. 4.63%, 6/15/28	96,000	93,441

Kentucky Utilities Co. 4.38%, 10/1/45	300,000	252,855

Kenvue, Inc. 5.50%, 3/22/25	500,000	501,390

Keurig Dr. Pepper, Inc. 3.20%, 5/1/30	334,000	301,532
2.25%, 3/15/31	40,000	33,246
5.09%, 5/25/48	125,000	117,333
4.50%, 4/15/52	250,000	212,540

KeyBank NA 4.15%, 8/8/25	500,000	484,375
4.90%, 8/8/32	350,000	307,933

KeyCorp 2.55%, 10/1/29(d)	130,000	108,892

Kilroy Realty LP 4.25%, 8/15/29	50,000	45,677
3.05%, 2/15/30	270,000	226,489

Kimberly-Clark Corp. 3.20%, 4/25/29	97,000	90,084

Kimco Realty OP LLC 2.80%, 10/1/26	150,000	140,585
1.90%, 3/1/28	75,000	65,750
2.70%, 10/1/30	60,000	51,117
4.25%, 4/1/45	200,000	156,708
3.70%, 10/1/49	150,000	108,009

Kinder Morgan Energy Partners LP 7.30%, 8/15/33	124,000	137,850
5.80%, 3/15/35	50,000	50,273
6.50%, 2/1/37	50,000	51,605
7.50%, 11/15/40	300,000	335,793
5.00%, 8/15/42	210,000	183,282
5.00%, 3/1/43	100,000	87,494
5.40%, 9/1/44	58,000	53,054

Kinder Morgan, Inc. 4.30%, 6/1/25	735,000	724,482
2.00%, 2/15/31	195,000	158,356
7.80%, 8/1/31	213,000	238,422
5.30%, 12/1/34	248,000	241,855
5.55%, 6/1/45	73,000	68,558
5.05%, 2/15/46	70,000	60,955
5.20%, 3/1/48	325,000	289,065
3.25%, 8/1/50	110,000	71,324

Kirby Corp. 4.20%, 3/1/28	106,000	101,399

Kraft Heinz Foods Co. 4.25%, 3/1/31	535,000	508,491
5.20%, 7/15/45	266,000	248,518
4.38%, 6/1/46	201,000	166,924
4.88%, 10/1/49	63,000	56,279
5.50%, 6/1/50	471,000	458,693

Kroger Co. 1.70%, 1/15/31	38,000	30,313
5.40%, 7/15/40	165,000	159,911
5.00%, 4/15/42	66,000	61,757
5.15%, 8/1/43	200,000	186,190
4.65%, 1/15/48	189,000	164,991
5.40%, 1/15/49	10,000	9,771

Kyndryl Holdings, Inc. 2.05%, 10/15/26	54,000	49,352
4.10%, 10/15/41	115,000	86,160

L3Harris Technologies, Inc. 4.40%, 6/15/28	66,000	64,149
1.80%, 1/15/31	215,000	172,970
4.85%, 4/27/35	255,000	242,008
5.05%, 4/27/45	250,000	234,242

Laboratory Corp. of America Holdings 1.55%, 6/1/26	212,000	195,479
3.60%, 9/1/27	185,000	175,892

Lam Research Corp. 4.00%, 3/15/29	124,000	119,560

Lear Corp. 4.25%, 5/15/29	308,000	293,327

Leggett & Platt, Inc. 3.50%, 11/15/27	120,000	112,105
3.50%, 11/15/51	190,000	132,122

Leidos, Inc. 2.30%, 2/15/31	340,000	278,899

Lennar Corp. 5.25%, 6/1/26	355,000	354,379

Lincoln National Corp. 3.63%, 12/12/26(d)	38,000	36,308
3.80%, 3/1/28	98,000	93,298
4.35%, 3/1/48	188,000	145,723

LKQ Corp. 5.75%, 6/15/28	25,000	25,262

Lockheed Martin Corp. 4.95%, 10/15/25	510,000	509,444
5.20%, 2/15/64	400,000	391,204

Lowe’s Cos., Inc. 4.00%, 4/15/25	460,000	453,431
3.65%, 4/5/29	86,000	81,124
4.50%, 4/15/30	450,000	437,346
2.63%, 4/1/31	195,000	166,360
3.75%, 4/1/32	285,000	258,843
5.00%, 4/15/40	125,000	118,900
2.80%, 9/15/41	300,000	209,757
4.05%, 5/3/47	141,000	111,837
3.00%, 10/15/50	396,000	255,939
3.50%, 4/1/51	310,000	218,950
5.75%, 7/1/53	394,000	398,598
5.85%, 4/1/63	250,000	252,790

LYB International Finance BV 5.25%, 7/15/43	110,000	101,096

LYB International Finance III LLC 2.25%, 10/1/30(d)	110,000	91,672
3.38%, 10/1/40	205,000	152,079
4.20%, 10/15/49	110,000	85,032
3.80%, 10/1/60	260,000	176,348

LyondellBasell Industries NV 4.63%, 2/26/55	87,000	71,536

See Notes to Financial Statements.

130	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Manufacturers & Traders Trust Co. 5.40%, 11/21/25	$500,000	$495,425
4.70%, 1/27/28	250,000	240,615

Marathon Oil Corp. 4.40%, 7/15/27(d)	40,000	38,863
6.60%, 10/1/37	122,000	127,479

Marathon Petroleum Corp. 6.50%, 3/1/41	180,000	191,282
4.75%, 9/15/44	51,000	44,589
4.50%, 4/1/48	30,000	24,739
5.00%, 9/15/54	55,000	47,458

Markel Group, Inc. 3.50%, 11/1/27	141,000	132,964
5.00%, 4/5/46	170,000	151,888

Marriott International, Inc. 4.90%, 4/15/29	35,000	34,598
4.63%, 6/15/30, Series FF	157,000	152,102
2.85%, 4/15/31, Series HH	221,000	188,849
3.50%, 10/15/32, Series GG	328,000	286,511

Marsh & McLennan Cos., Inc. 4.38%, 3/15/29	133,000	130,103
5.45%, 3/15/54	200,000	199,094

Martin Marietta Materials, Inc. 3.45%, 6/1/27	35,000	33,429
2.50%, 3/15/30, Series CB	33,000	28,562
2.40%, 7/15/31	21,000	17,460
4.25%, 12/15/47	40,000	33,313
3.20%, 7/15/51	156,000	108,113

Marvell Technology, Inc. 2.95%, 4/15/31	268,000	229,727

Masco Corp. 1.50%, 2/15/28	100,000	86,890

Mastercard, Inc. 3.50%, 2/26/28	22,000	21,136
2.95%, 6/1/29	356,000	326,936
1.90%, 3/15/31	50,000	41,545

McCormick & Co., Inc. 3.40%, 8/15/27	60,000	56,807
1.85%, 2/15/31	235,000	189,119

McDonald’s Corp. 3.30%, 7/1/25	210,000	205,059
3.80%, 4/1/28	18,000	17,289
2.13%, 3/1/30	163,000	139,539
3.60%, 7/1/30	296,000	274,339
4.95%, 8/14/33(d)	250,000	248,032
4.70%, 12/9/35	152,000	146,137
4.88%, 7/15/40	125,000	119,435
3.70%, 2/15/42	200,000	160,942
4.45%, 3/1/47	351,000	302,102
4.45%, 9/1/48	250,000	216,775
3.63%, 9/1/49	81,000	60,624
5.45%, 8/14/53	150,000	149,172

McKesson Corp. 0.90%, 12/3/25	330,000	306,468

MDC Holdings, Inc. 3.97%, 8/6/61	304,000	231,757

Medtronic Global Holdings SCA 4.25%, 3/30/28	300,000	293,619

Merck & Co., Inc. 1.45%, 6/24/30	238,000	194,627
2.15%, 12/10/31	140,000	116,245
2.90%, 12/10/61	400,000	248,444

Mercury General Corp. 4.40%, 3/15/27	60,000	57,361

Meta Platforms, Inc. 3.50%, 8/15/27	250,000	239,735
4.60%, 5/15/28	33,000	32,881
3.85%, 8/15/32	221,000	204,812
4.65%, 8/15/62	50,000	44,270
5.75%, 5/15/63	200,000	209,592

MetLife, Inc. 4.55%, 3/23/30	300,000	293,922
6.40%, 12/15/66	156,000	158,736
10.75%, 8/1/69	25,000	34,107

Micron Technology, Inc. 4.98%, 2/6/26	518,000	515,146
5.33%, 2/6/29	287,000	287,436
2.70%, 4/15/32	35,000	28,743
3.37%, 11/1/41	150,000	109,374

Mid-America Apartments LP 3.95%, 3/15/29(d)	140,000	133,643

MidAmerican Energy Co. 3.10%, 5/1/27	100,000	94,665
3.65%, 4/15/29	110,000	103,852
6.75%, 12/30/31	125,000	140,589

Mississippi Power Co. 3.95%, 3/30/28	110,000	105,652

Molson Coors Beverage Co. 3.00%, 7/15/26	260,000	247,694
5.00%, 5/1/42	69,000	64,305
4.20%, 7/15/46	220,000	179,654

Mondelez International, Inc. 2.75%, 4/13/30	43,000	38,005
1.50%, 2/4/31	79,000	62,859
1.88%, 10/15/32(d)	75,000	59,083

Montefiore Obligated Group 4.29%, 9/1/50	75,000	46,530

Moody’s Corp. 3.25%, 1/15/28	58,000	54,610
2.00%, 8/19/31	200,000	161,734
4.25%, 8/8/32	310,000	293,034
5.25%, 7/15/44	69,000	67,626
3.25%, 5/20/50	105,000	74,598

Morgan Stanley 4.00%, 7/23/25	510,000	501,345
5.00%, 11/24/25	275,000	273,454
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(c)	500,000	481,275
4.68%, 7/17/26, (4.679% fixed rate until 7/17/25; Secured Overnight Financing Rate + 1.669% thereafter)(c)	560,000	554,249
3.95%, 4/23/27	190,000	182,962

See Notes to Financial Statements.

WisdomTree Trust	131

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(c)	$510,000	$470,327
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(c)	1,414,000	1,293,697
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(c)	680,000	658,349
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(c)	500,000	497,035
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	500,000	502,235
4.43%, 1/23/30(c)	120,000	115,344
1.93%, 4/28/32, (1.928% fixed rate until 4/28/31; Secured Overnight Financing Rate + 1.02% thereafter)(c)	360,000	285,988
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(c)	270,000	217,971
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(c)	222,000	186,529
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(c)	500,000	498,945
3.97%, 7/22/38(c)	250,000	213,490
4.38%, 1/22/47	100,000	86,342

Mosaic Co. 4.05%, 11/15/27	133,000	127,909
5.63%, 11/15/43	148,000	141,960

Motorola Solutions, Inc. 4.60%, 5/23/29(d)	103,000	100,172
2.30%, 11/15/30	110,000	90,675
2.75%, 5/24/31	381,000	318,124
5.50%, 9/1/44	25,000	23,805

Mount Sinai Hospital 3.74%, 7/1/49, Series 2019	300,000	224,979

MPLX LP 4.25%, 12/1/27	75,000	72,574
4.00%, 3/15/28	130,000	124,596
4.80%, 2/15/29	215,000	210,810
2.65%, 8/15/30	110,000	93,658
4.95%, 9/1/32	250,000	239,455
5.20%, 12/1/47	327,000	294,787
4.70%, 4/15/48	402,000	337,025
4.95%, 3/14/52	250,000	215,695

Mylan, Inc. 4.55%, 4/15/28	191,000	184,258
5.40%, 11/29/43	35,000	30,286
5.20%, 4/15/48	400,000	328,288

Nasdaq, Inc. 1.65%, 1/15/31	440,000	350,579
2.50%, 12/21/40	60,000	39,802
3.95%, 3/7/52	50,000	38,054
6.10%, 6/28/63	150,000	156,180

National Fuel Gas Co. 3.95%, 9/15/27	150,000	142,547
4.75%, 9/1/28	105,000	101,735

National Health Investors, Inc. 3.00%, 2/1/31	50,000	40,146

National Rural Utilities Cooperative Finance Corp. 4.45%, 3/13/26	260,000	256,867
3.90%, 11/1/28	78,000	74,873
3.70%, 3/15/29	142,000	133,427
1.65%, 6/15/31	15,000	11,907
2.75%, 4/15/32	252,000	212,025

Netflix, Inc. 5.88%, 11/15/28	500,000	518,225

NewMarket Corp. 2.70%, 3/18/31	179,000	148,898

Newmont Corp. 2.80%, 10/1/29	181,000	160,945
2.60%, 7/15/32	220,000	181,091
6.25%, 10/1/39	138,000	146,170
5.45%, 6/9/44	75,000	73,349

NextEra Energy Capital Holdings, Inc. 6.05%, 3/1/25	260,000	261,097
4.45%, 6/20/25	411,000	405,690
5.75%, 9/1/25	250,000	251,375
1.90%, 6/15/28	136,000	119,178
3.50%, 4/1/29	227,000	210,075
2.75%, 11/1/29	60,000	52,908
2.44%, 1/15/32	110,000	89,398
5.05%, 2/28/33	260,000	253,638
3.00%, 1/15/52	370,000	234,943
5.25%, 2/28/53	150,000	139,988

NIKE, Inc. 2.85%, 3/27/30	180,000	161,933
3.38%, 3/27/50(d)	100,000	75,977

NiSource, Inc. 3.60%, 5/1/30	515,000	471,709
5.25%, 2/15/43	25,000	23,614
4.80%, 2/15/44	81,000	72,118
5.65%, 2/1/45	94,000	91,656
4.38%, 5/15/47	131,000	108,372

NNN REIT, Inc. 3.50%, 10/15/27	15,000	14,119
2.50%, 4/15/30	200,000	169,480
3.50%, 4/15/51	150,000	107,132

Norfolk Southern Corp. 3.15%, 6/1/27	60,000	56,878
3.80%, 8/1/28	34,000	32,554
2.55%, 11/1/29	193,000	169,846
4.84%, 10/1/41	120,000	112,121
3.95%, 10/1/42	112,000	92,043
3.94%, 11/1/47	113,000	89,449
4.10%, 5/15/49	113,000	91,946
3.05%, 5/15/50	155,000	103,955
2.90%, 8/25/51	130,000	83,941
3.70%, 3/15/53	510,000	380,011
4.10%, 5/15/2121	195,000	141,295

See Notes to Financial Statements.

132	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Northern Trust Corp. 4.00%, 5/10/27	$350,000	$340,070

Northrop Grumman Corp. 5.15%, 5/1/40	185,000	179,835
5.05%, 11/15/40	26,000	25,028
4.03%, 10/15/47	318,000	256,502
5.25%, 5/1/50	205,000	198,118

NOV, Inc. 3.95%, 12/1/42	180,000	134,496

NSTAR Electric Co. 3.20%, 5/15/27	125,000	119,193

Nucor Corp. 2.00%, 6/1/25	250,000	239,915

NVIDIA Corp. 2.85%, 4/1/30	565,000	509,099

O’Reilly Automotive, Inc. 3.60%, 9/1/27	50,000	47,674
4.20%, 4/1/30	225,000	213,703
1.75%, 3/15/31	125,000	100,318

Occidental Petroleum Corp. 5.55%, 3/15/26	300,000	302,007
7.50%, 5/1/31	500,000	552,730
6.45%, 9/15/36	500,000	527,870

Oglethorpe Power Corp. 5.95%, 11/1/39	60,000	59,768
5.25%, 9/1/50	80,000	74,020

Oklahoma Gas & Electric Co. 3.80%, 8/15/28(d)	135,000	129,398

Old Republic International Corp. 3.85%, 6/11/51	25,000	18,157

Omega Healthcare Investors, Inc. 4.50%, 4/1/27	40,000	38,502
4.75%, 1/15/28	135,000	129,616
3.63%, 10/1/29	112,000	98,404

Omnicom Group, Inc. 2.45%, 4/30/30	168,000	143,833

Oncor Electric Delivery Co. LLC 4.55%, 9/15/32	500,000	480,540

ONEOK, Inc. 2.20%, 9/15/25	500,000	475,745
4.55%, 7/15/28	157,000	153,486
3.40%, 9/1/29	269,000	245,863
3.25%, 6/1/30	152,000	135,981
6.05%, 9/1/33	150,000	154,607
5.15%, 10/15/43	147,000	133,258
4.25%, 9/15/46	123,000	96,447
4.95%, 7/13/47	575,000	495,966
4.20%, 10/3/47	201,000	154,692
7.15%, 1/15/51	250,000	278,155

Oracle Corp. 2.50%, 4/1/25	810,000	784,598
2.80%, 4/1/27	387,000	361,145
2.95%, 4/1/30	195,000	172,080
2.88%, 3/25/31	455,000	392,847
6.25%, 11/9/32	250,000	264,145
4.90%, 2/6/33	250,000	241,725
3.80%, 11/15/37	740,000	609,738
6.50%, 4/15/38	301,000	321,835
3.60%, 4/1/40	264,000	204,120
5.38%, 7/15/40	570,000	545,530
4.13%, 5/15/45	165,000	130,645
4.00%, 7/15/46	501,000	385,835
4.00%, 11/15/47	630,000	482,668
3.60%, 4/1/50	233,000	164,416
3.95%, 3/25/51	85,000	63,481
5.55%, 2/6/53	500,000	479,150
4.38%, 5/15/55	183,000	143,750
3.85%, 4/1/60	301,000	209,628
4.10%, 3/25/61	438,000	321,343
Oshkosh Corp. 4.60%, 5/15/28	46,000	44,792

Otis Worldwide Corp. 2.57%, 2/15/30	448,000	390,696
3.11%, 2/15/40	15,000	11,416

Ovintiv, Inc. 7.20%, 11/1/31	431,000	465,777

Owens Corning 7.00%, 12/1/36	182,000	202,491
4.30%, 7/15/47	74,000	60,747
4.40%, 1/30/48	175,000	144,337

PACCAR Financial Corp. 3.55%, 8/11/25	300,000	293,895

Pacific Gas & Electric Co. 3.45%, 7/1/25	273,000	265,170
2.10%, 8/1/27	272,000	243,957
3.75%, 7/1/28	338,000	314,783
4.55%, 7/1/30	535,000	503,531
2.50%, 2/1/31	805,000	660,615
4.40%, 3/1/32	45,000	41,026
4.50%, 7/1/40	277,000	232,971
4.45%, 4/15/42	225,000	181,775
3.75%, 8/15/42	350,000	258,135
4.60%, 6/15/43	50,000	41,134
4.75%, 2/15/44	87,000	72,758
4.00%, 12/1/46	100,000	73,405
4.95%, 7/1/50	226,000	192,166
3.50%, 8/1/50	513,000	345,531

PacifiCorp 6.25%, 10/15/37	45,000	47,207
3.30%, 3/15/51	352,000	231,553

Packaging Corp. of America 3.00%, 12/15/29	132,000	118,434
4.05%, 12/15/49	26,000	20,557

Paramount Global 2.90%, 1/15/27	49,000	44,167
4.95%, 1/15/31	246,000	215,634
5.90%, 10/15/40	150,000	122,715
4.85%, 7/1/42	155,000	111,789
5.85%, 9/1/43	452,000	366,075
5.25%, 4/1/44	448,000	333,944
4.95%, 5/19/50	42,000	30,134

Parker-Hannifin Corp. 3.25%, 3/1/27	145,000	137,986
3.25%, 6/14/29	227,000	208,967
4.10%, 3/1/47(e)	100,000	82,266

See Notes to Financial Statements.

WisdomTree Trust	133

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
4.00%, 6/14/49	$105,000	$85,793

PartnerRe Finance B LLC
4.50%, 10/1/50, (4.50% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(c)	50,000	44,899

PayPal Holdings, Inc. 3.90%, 6/1/27	306,000	296,037
2.30%, 6/1/30	290,000	247,016
3.25%, 6/1/50	25,000	17,433

Pentair Finance SARL 4.50%, 7/1/29	229,000	221,029

Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/34	500,000	492,085

PepsiCo, Inc. 2.25%, 3/19/25	1,000,000	971,300
3.00%, 10/15/27	130,000	122,586
4.65%, 2/15/53	60,000	55,902

Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/26	750,000	740,497
4.45%, 5/19/28	500,000	490,625

Pfizer, Inc. 3.60%, 9/15/28	225,000	215,082
3.45%, 3/15/29(d)	116,000	109,135
2.63%, 4/1/30	596,000	527,400
1.70%, 5/28/30	32,000	26,681
4.13%, 12/15/46	500,000	419,790

PG&E Recovery Funding LLC 5.26%, 1/15/40, Series A-2	1,050,000	1,062,810
5.54%, 7/15/49, Series A-3	1,050,000	1,077,184

PG&E Wildfire Recovery Funding LLC 4.45%, 12/1/49, Series A-4	150,000	134,996
4.67%, 12/1/53, Series A-5	530,000	493,902
5.10%, 6/1/54, Series A-5	710,000	701,253

Philip Morris International, Inc. 4.88%, 2/13/26	500,000	497,635
4.88%, 2/15/28	510,000	507,282
4.25%, 11/10/44	400,000	330,204

Phillips 66 3.75%, 3/1/28	120,000	114,499
4.65%, 11/15/34	322,000	302,796
5.88%, 5/1/42	155,000	160,251
4.88%, 11/15/44	53,000	48,484
4.90%, 10/1/46	100,000	89,675
3.30%, 3/15/52	300,000	205,275
5.65%, 6/15/54	150,000	148,793

Physicians Realty LP 3.95%, 1/15/28	75,000	71,394

Piedmont Natural Gas Co., Inc. 3.64%, 11/1/46	250,000	176,938

Pilgrim’s Pride Corp. 6.88%, 5/15/34	350,000	368,854

Pioneer Natural Resources Co. 1.90%, 8/15/30	408,000	340,276

Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/26	171,000	167,778
3.55%, 12/15/29	145,000	131,588
6.65%, 1/15/37	252,000	266,578
4.70%, 6/15/44	42,000	34,806

PNC Financial Services Group, Inc.
5.81%, 6/12/26, (5.812% fixed rate until 6/12/25; Secured Overnight Financing Rate + 1.322% thereafter)(c)	500,000	500,765
6.62%, 10/20/27, (6.615% fixed rate until 10/20/26; Secured Overnight Financing Index + 1.73% thereafter)(c)	500,000	513,635
2.55%, 1/22/30	577,000	495,683

PPG Industries, Inc. 2.55%, 6/15/30	25,000	21,590

PPL Capital Funding, Inc. 3.10%, 5/15/26	156,000	148,719

Principal Financial Group, Inc. 3.70%, 5/15/29	251,000	234,334

Progress Energy, Inc. 7.75%, 3/1/31	253,000	286,204

Progressive Corp. 6.63%, 3/1/29	105,000	112,824

Prologis LP 3.25%, 6/30/26	541,000	519,917
1.63%, 3/15/31	50,000	39,720
4.75%, 6/15/33	38,000	36,854
3.00%, 4/15/50	67,000	45,393

Prospect Capital Corp. 3.36%, 11/15/26(d)	65,000	58,678

Providence St. Joseph Health Obligated Group 3.93%, 10/1/48, Series A	170,000	132,401

Prudential Financial, Inc. 3.88%, 3/27/28	70,000	67,295
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.655% thereafter)(c)(d)	400,000	375,128
6.75%, 3/1/53, (6.75% fixed rate until 12/1/32; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(c)	250,000	260,027

Public Service Co. of Colorado 3.70%, 6/15/28	277,000	264,316
5.25%, 4/1/53	300,000	284,220

Public Service Electric & Gas Co. 3.20%, 5/15/29	300,000	276,789

Public Service Enterprise Group, Inc. 1.60%, 8/15/30	380,000	305,729

Public Storage Operating Co. 3.09%, 9/15/27	50,000	47,097
2.30%, 5/1/31	100,000	83,991
2.25%, 11/9/31	185,000	152,629

Puget Energy, Inc. 2.38%, 6/15/28	104,000	92,422

PulteGroup, Inc. 6.00%, 2/15/35	190,000	195,328

QUALCOMM, Inc. 3.25%, 5/20/27	250,000	238,445
2.15%, 5/20/30	260,000	222,596

See Notes to Financial Statements.

134	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Quanta Services, Inc. 3.05%, 10/1/41	$160,000	$112,582

Quest Diagnostics, Inc. 2.95%, 6/30/30	185,000	162,994
4.70%, 3/30/45	25,000	22,194

Realty Income Corp. 4.13%, 10/15/26	55,000	53,547
3.00%, 1/15/27	46,000	43,383
3.65%, 1/15/28	186,000	176,536
3.40%, 1/15/30	88,000	79,819
4.65%, 3/15/47	135,000	118,004

Regal Rexnord Corp. 6.05%, 2/15/26(e)	250,000	251,307
6.40%, 4/15/33(e)	545,000	559,808

Regency Centers LP 4.13%, 3/15/28	25,000	23,898
2.95%, 9/15/29	122,000	108,076
4.40%, 2/1/47	48,000	38,487

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	224,000	181,140
2.80%, 9/15/50	150,000	93,593

Regions Financial Corp. 1.80%, 8/12/28	200,000	170,420
Reinsurance Group of America, Inc. 6.00%, 9/15/33	397,000	407,850

Republic Services, Inc. 0.88%, 11/15/25	250,000	231,987
3.95%, 5/15/28	34,000	32,736
1.45%, 2/15/31	280,000	220,690
1.75%, 2/15/32	303,000	237,913

Revvity, Inc. 2.55%, 3/15/31	200,000	167,630

Rockwell Automation, Inc. 3.50%, 3/1/29	168,000	160,220

Roper Technologies, Inc. 3.80%, 12/15/26	140,000	135,383
2.00%, 6/30/30	285,000	236,881

Ross Stores, Inc. 1.88%, 4/15/31	210,000	170,757

Royalty Pharma PLC 2.20%, 9/2/30	290,000	238,838
3.30%, 9/2/40	46,000	33,763
3.55%, 9/2/50	245,000	166,992

RPM International, Inc. 3.75%, 3/15/27	73,000	69,722
4.55%, 3/1/29	45,000	43,325
2.95%, 1/15/32	40,000	33,779
4.25%, 1/15/48(d)	23,000	18,619

RTX Corp. 5.00%, 2/27/26	250,000	249,452
7.20%, 8/15/27	116,000	124,084
4.13%, 11/16/28	139,000	133,547
2.25%, 7/1/30	186,000	157,496
1.90%, 9/1/31	285,000	227,319
2.38%, 3/15/32	320,000	259,658
5.15%, 2/27/33	250,000	247,690
4.45%, 11/16/38	182,000	161,938
4.88%, 10/15/40	168,000	155,676
4.50%, 6/1/42	299,000	261,792
4.15%, 5/15/45	129,000	105,623
3.75%, 11/1/46	150,000	114,080
4.35%, 4/15/47	252,000	210,921
4.05%, 5/4/47	130,000	104,303
4.63%, 11/16/48	90,000	78,375
3.13%, 7/1/50	104,000	70,009
2.82%, 9/1/51	60,000	37,494
3.03%, 3/15/52	495,000	322,824
5.38%, 2/27/53	250,000	241,885

Ryder System, Inc. 4.63%, 6/1/25	317,000	314,157

S&P Global, Inc. 2.95%, 1/22/27	25,000	23,707
4.25%, 5/1/29	210,000	203,698

Sabine Pass Liquefaction LLC 5.00%, 3/15/27	60,000	59,589
4.20%, 3/15/28	56,000	54,057
4.50%, 5/15/30	212,000	203,051

Sabra Health Care LP 5.13%, 8/15/26	168,000	164,983
3.90%, 10/15/29	174,000	155,192

San Diego Gas & Electric Co. 5.35%, 4/1/53	200,000	193,842

Santander Holdings USA, Inc. 4.40%, 7/13/27	212,000	203,257
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(c)	500,000	507,970

Sempra 5.40%, 8/1/26	200,000	200,560
3.25%, 6/15/27	50,000	47,060
3.40%, 2/1/28	156,000	146,863
3.80%, 2/1/38	400,000	328,700
6.00%, 10/15/39	88,000	88,949
ServiceNow, Inc. 1.40%, 9/1/30	284,000	228,046

Sherwin-Williams Co. 2.95%, 8/15/29	155,000	139,443
2.30%, 5/15/30	322,000	273,822
4.50%, 6/1/47	255,000	220,412

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	170,000	162,019

Simon Property Group LP 3.38%, 6/15/27	166,000	157,617
3.38%, 12/1/27	37,000	34,911
1.75%, 2/1/28	25,000	22,136
2.45%, 9/13/29	99,000	86,331

SITE Centers Corp. 4.70%, 6/1/27	130,000	127,946

Skyworks Solutions, Inc. 1.80%, 6/1/26	231,000	213,744
3.00%, 6/1/31	110,000	92,346

Snap-on, Inc. 3.25%, 3/1/27	150,000	143,769

See Notes to Financial Statements.

WisdomTree Trust	135

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Solventum Corp. 5.40%, 3/1/29(e)	$200,000	$199,784
5.60%, 3/23/34(e)	300,000	299,019
6.00%, 5/15/64(e)	200,000	194,460

Sonoco Products Co. 2.25%, 2/1/27	50,000	45,927
3.13%, 5/1/30	66,000	58,625
2.85%, 2/1/32	95,000	80,225

Southern California Edison Co. 4.90%, 6/1/26	500,000	496,780
3.65%, 3/1/28, Series B	125,000	118,524
4.20%, 3/1/29, Series A	180,000	173,293
6.65%, 4/1/29	208,000	218,544
5.95%, 11/1/32	300,000	312,837

Southern Co. 3.70%, 4/30/30, Series A	25,000	23,072
4.25%, 7/1/36	397,000	351,289
4.40%, 7/1/46	80,000	67,734
4.00%, 1/15/51, Series B, (4.00% fixed rate until 10/15/25; 5-year Constant Maturity Treasury Rate + 3.733% thereafter)(c)	340,000	327,097

Southern Co. Gas Capital Corp. 5.75%, 9/15/33	350,000	358,949
5.88%, 3/15/41	150,000	150,353
3.95%, 10/1/46	25,000	19,027
4.40%, 5/30/47	174,000	141,462
3.15%, 9/30/51, Series 21A	116,000	74,865
Southern Power Co. 5.15%, 9/15/41	350,000	324,779
5.25%, 7/15/43	235,000	218,273
4.95%, 12/15/46, Series F	60,000	52,842

Southwest Airlines Co. 3.00%, 11/15/26	25,000	23,616
5.13%, 6/15/27	225,000	224,325
3.45%, 11/16/27	100,000	94,111

Southwest Gas Corp. 3.80%, 9/29/46	50,000	36,764
4.15%, 6/1/49	150,000	115,704

Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	408,000	379,701
4.10%, 9/15/28, Series M	89,000	85,376
3.85%, 2/1/48, Series L	50,000	36,812
3.25%, 11/1/51	200,000	131,218

Spectra Energy Partners LP 5.95%, 9/25/43	100,000	99,754

Sprint Capital Corp. 8.75%, 3/15/32	422,000	510,118

Stanley Black & Decker, Inc. 4.25%, 11/15/28(d)	79,000	76,288
2.30%, 3/15/30	175,000	147,044
4.85%, 11/15/48	260,000	225,672

Starbucks Corp. 2.00%, 3/12/27	100,000	91,675
4.00%, 11/15/28	233,000	225,194
3.55%, 8/15/29	89,000	83,495
3.00%, 2/14/32	33,000	28,623
4.80%, 2/15/33	350,000	345,376
4.30%, 6/15/45	300,000	256,644
4.45%, 8/15/49	247,000	211,563
3.50%, 11/15/50	35,000	25,628

State Street Corp.
5.10%, 5/18/26, (5.104% fixed rate until 5/18/25; Secured Overnight Financing Rate + 1.13% thereafter)(c)	500,000	498,245
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(c)	246,000	217,211

Steel Dynamics, Inc. 3.45%, 4/15/30	133,000	120,925
3.25%, 1/15/31	100,000	88,690

STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	239,000	203,532

Stifel Financial Corp. 4.00%, 5/15/30	175,000	158,235

STORE Capital Corp. 4.50%, 3/15/28	30,000	28,250
4.63%, 3/15/29	75,000	70,008

Stryker Corp. 3.50%, 3/15/26	123,000	119,294
4.10%, 4/1/43	25,000	21,176
4.63%, 3/15/46	218,000	197,737
2.90%, 6/15/50	28,000	19,081

Synchrony Financial 3.70%, 8/4/26	133,000	125,576
3.95%, 12/1/27	110,000	101,948
5.15%, 3/19/29	90,000	85,939

Sysco Corp. 3.25%, 7/15/27	109,000	102,797
5.95%, 4/1/30	123,000	128,000
5.38%, 9/21/35	72,000	72,770
4.50%, 4/1/46	25,000	21,442
6.60%, 4/1/50	262,000	296,186
3.15%, 12/14/51	250,000	169,408

T-Mobile USA, Inc. 3.50%, 4/15/25	160,000	156,467
2.25%, 2/15/26	386,000	363,739
3.75%, 4/15/27	355,000	340,374
3.88%, 4/15/30	510,000	473,729
2.55%, 2/15/31	88,000	74,247
2.25%, 11/15/31	250,000	202,980
2.70%, 3/15/32	120,000	99,809
5.05%, 7/15/33	900,000	880,983
4.38%, 4/15/40	275,000	241,233
3.00%, 2/15/41	186,000	134,426
4.50%, 4/15/50	480,000	406,282
3.30%, 2/15/51	698,000	480,629
3.40%, 10/15/52	513,000	356,909
5.80%, 9/15/62	282,000	286,371

Tampa Electric Co. 4.10%, 6/15/42	87,000	72,185

Tapestry, Inc. 7.85%, 11/27/33	650,000	704,015

Targa Resources Corp. 4.95%, 4/15/52	235,000	201,296

See Notes to Financial Statements.

136	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/31	$690,000	$655,238

Target Corp. 2.25%, 4/15/25(d)	520,000	503,849
3.38%, 4/15/29	130,000	121,882

TC PipeLines LP 3.90%, 5/25/27	147,000	140,284

TD SYNNEX Corp. 1.75%, 8/9/26	216,000	196,966
2.65%, 8/9/31	243,000	194,067

Teledyne FLIR LLC 2.50%, 8/1/30	135,000	114,163

Teledyne Technologies, Inc. 2.75%, 4/1/31(d)	200,000	169,834

Texas Instruments, Inc. 2.25%, 9/4/29(d)	105,000	92,722
5.15%, 2/8/54	300,000	297,489

Textron, Inc. 3.65%, 3/15/27	203,000	194,387
3.38%, 3/1/28	205,000	192,308

Thermo Fisher Scientific, Inc. 5.20%, 1/31/34	500,000	505,925

Thomas Jefferson University 3.85%, 11/1/57	40,000	29,780

Time Warner Cable LLC 6.55%, 5/1/37	323,000	303,775
7.30%, 7/1/38	226,000	225,367
5.50%, 9/1/41	370,000	305,117
4.50%, 9/15/42	75,000	54,905

Timken Co. 4.50%, 12/15/28	206,000	200,271

TJX Cos., Inc. 4.50%, 4/15/50	250,000	228,317

Toll Brothers Finance Corp. 4.88%, 3/15/27	45,000	44,258
3.80%, 11/1/29	150,000	138,015

Toyota Motor Credit Corp. 3.95%, 6/30/25	260,000	256,071
5.60%, 9/11/25	800,000	806,912
4.45%, 5/18/26	500,000	494,850
1.90%, 1/13/27	228,000	210,093
1.15%, 8/13/27	400,000	354,588
2.15%, 2/13/30	110,000	94,571

Trane Technologies Financing Ltd. 3.80%, 3/21/29	216,000	204,282
4.50%, 3/21/49	150,000	133,263

Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/28	58,000	55,351
5.75%, 6/15/43	50,000	51,774

Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/26	250,000	259,785
4.00%, 3/15/28	220,000	211,242
4.60%, 3/15/48	465,000	407,619

Travelers Cos., Inc. 3.75%, 5/15/46	300,000	238,206

Trimble, Inc. 4.90%, 6/15/28	175,000	173,574

Truist Bank 3.30%, 5/15/26	188,000	179,292

Truist Financial Corp.
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(c)	540,000	529,054
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(c)	750,000	752,280
1.95%, 6/5/30	233,000	190,655
4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(c)	150,000	137,963
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.85% thereafter)(c)	129,000	122,496

Tyson Foods, Inc. 4.35%, 3/1/29	70,000	67,399
4.88%, 8/15/34	126,000	119,808
4.55%, 6/2/47	50,000	40,523
5.10%, 9/28/48	289,000	255,144

U.S. Bancorp 1.45%, 5/12/25	750,000	717,832
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	774,000	777,491
5.85%, 10/21/33, (5.85% fixed rate until 10/21/32; Secured Overnight Financing Rate + 2.09% thereafter)(c)	250,000	252,900

UDR, Inc. 2.95%, 9/1/26	40,000	37,740
4.40%, 1/26/29	129,000	123,527
3.20%, 1/15/30	110,000	98,525
3.00%, 8/15/31	105,000	90,149

Union Pacific Corp. 3.25%, 8/15/25	32,000	31,178
4.75%, 2/21/26	500,000	499,025
6.63%, 2/1/29	122,000	131,984
2.40%, 2/5/30	47,000	40,957
3.35%, 8/15/46	500,000	361,630
3.80%, 4/6/71	160,000	117,349

United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	261,519	255,224
4.00%, 10/11/27, Series 2014-1, Class A	21,570	20,763
3.75%, 3/3/28, Series 2014-2, Class A	197,540	189,455
3.45%, 1/7/30, Series 2016-1, Class A	19,711	17,810
4.15%, 2/25/33, Series 2019-1, Class AA	33,080	30,630

United Parcel Service, Inc. 3.90%, 4/1/25	300,000	295,989
3.05%, 11/15/27	49,000	46,068
4.25%, 3/15/49	200,000	172,198
5.05%, 3/3/53	85,000	82,549

UnitedHealth Group, Inc. 5.15%, 10/15/25	760,000	761,778
1.15%, 5/15/26	196,000	180,728

See Notes to Financial Statements.

WisdomTree Trust	137

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
3.45%, 1/15/27	$93,000	$89,778
3.38%, 4/15/27	355,000	340,370
3.70%, 5/15/27	10,000	9,685
3.88%, 12/15/28	129,000	123,888
4.20%, 1/15/47	800,000	677,392
5.05%, 4/15/53	250,000	238,082

Universal Health Services, Inc. 2.65%, 1/15/32	310,000	252,104

University of Miami 4.06%, 4/1/52, Series 2022	37,000	31,222

Unum Group 5.75%, 8/15/42	122,000	118,606
4.50%, 12/15/49	75,000	59,565

Valero Energy Corp. 2.15%, 9/15/27	154,000	139,559
2.80%, 12/1/31	275,000	232,416
6.63%, 6/15/37	36,000	38,660
4.90%, 3/15/45	200,000	181,476
3.65%, 12/1/51	97,000	68,432

Valmont Industries, Inc. 5.00%, 10/1/44	55,000	48,094

Ventas Realty LP 4.00%, 3/1/28	115,000	109,633
2.50%, 9/1/31	170,000	138,499

Verisk Analytics, Inc. 5.50%, 6/15/45	125,000	119,611
3.63%, 5/15/50	70,000	51,396

Verizon Communications, Inc. 0.85%, 11/20/25	295,000	273,819
4.13%, 3/16/27	398,000	387,166
4.33%, 9/21/28	141,000	136,918
3.88%, 2/8/29	197,000	187,217
4.02%, 12/3/29	173,000	164,265
3.15%, 3/22/30	109,000	97,626
1.68%, 10/30/30	154,000	124,090
2.55%, 3/21/31	247,000	208,268
2.36%, 3/15/32	875,000	709,677
4.40%, 11/1/34	141,000	131,144
5.25%, 3/16/37	360,000	359,327
4.81%, 3/15/39	250,000	233,690
2.65%, 11/20/40	340,000	234,590
3.40%, 3/22/41	486,000	372,825
2.85%, 9/3/41	224,000	158,113
4.13%, 8/15/46	220,000	180,558
4.86%, 8/21/46	100,000	91,873
4.00%, 3/22/50	549,000	434,050
2.88%, 11/20/50	470,000	299,860
3.55%, 3/22/51	616,000	448,214
5.50%, 2/23/54	200,000	197,820
5.01%, 8/21/54	100,000	92,884
2.99%, 10/30/56	606,000	377,223
3.70%, 3/22/61	383,000	272,910

VF Corp. 2.80%, 4/23/27	130,000	117,966
2.95%, 4/23/30	160,000	132,024

Viatris, Inc. 2.70%, 6/22/30	210,000	176,797
3.85%, 6/22/40	71,000	52,184
4.00%, 6/22/50	275,000	187,690

VICI Properties LP 4.38%, 5/15/25	664,000	653,217

Virginia Electric & Power Co. 3.10%, 5/15/25, Series A	260,000	253,292
2.40%, 3/30/32	177,000	145,729

VMware LLC 4.50%, 5/15/25	150,000	148,383
3.90%, 8/21/27	117,000	111,597
2.20%, 8/15/31	340,000	274,492

Vontier Corp. 2.95%, 4/1/31	110,000	90,629

Voya Financial, Inc. 4.80%, 6/15/46	52,000	44,234
4.70%, 1/23/48, (4.70% fixed rate until 1/23/28; Secured Overnight Financing Rate + 2.359% thereafter)(c)	235,000	198,272

Vulcan Materials Co. 3.90%, 4/1/27	20,000	19,383
4.50%, 6/15/47	80,000	69,361
4.70%, 3/1/48	255,000	229,153

Walt Disney Co. 1.75%, 1/13/26	500,000	471,475
2.00%, 9/1/29	149,000	128,586
3.80%, 3/22/30	270,000	254,985
4.75%, 11/15/46	200,000	181,558
4.70%, 3/23/50	250,000	229,212

Warnermedia Holdings, Inc. 3.64%, 3/15/25	700,000	685,328
4.28%, 3/15/32	325,000	286,946
5.05%, 3/15/42	625,000	525,894
5.14%, 3/15/52	318,000	258,540
5.39%, 3/15/62	525,000	422,982

Waste Connections, Inc. 3.50%, 5/1/29	161,000	150,921
2.20%, 1/15/32	231,000	187,154

Waste Management, Inc. 3.15%, 11/15/27	175,000	164,763
1.15%, 3/15/28	14,000	12,138
2.95%, 6/1/41	350,000	259,304

WEC Energy Group, Inc. 5.00%, 9/27/25	300,000	298,701
1.38%, 10/15/27	85,000	74,855

Wells Fargo & Co. 3.00%, 4/22/26	610,000	582,172
3.91%, 4/25/26, (3.908% fixed rate until 4/25/25; Secured Overnight Financing Rate + 1.32% thereafter)(c)	500,000	490,425
4.54%, 8/15/26, (4.54% fixed rate until 8/15/25; Secured Overnight Financing Rate + 1.56% thereafter)(c)	250,000	246,620
4.30%, 7/22/27	750,000	728,235
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(c)	1,000,000	948,450

See Notes to Financial Statements.

138	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(c)	$510,000	$465,390
4.15%, 1/24/29	800,000	766,256
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(c)	250,000	251,852
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(c)	283,000	269,501
3.90%, 5/1/45	400,000	320,676
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	350,000	324,201
5.95%, 12/1/86	132,000	134,693

Welltower OP LLC 4.25%, 4/15/28	70,000	67,771
4.13%, 3/15/29	185,000	175,981
3.10%, 1/15/30	218,000	194,574
2.80%, 6/1/31	225,000	191,212

Western Midstream Operating LP 4.05%, 2/1/30	250,000	231,517
5.25%, 2/1/50	350,000	310,523

Western Union Co. 1.35%, 3/15/26	100,000	92,104

Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/28	149,000	145,400

Westlake Corp. 5.00%, 8/15/46	85,000	75,762
4.38%, 11/15/47	85,000	70,009
3.13%, 8/15/51	150,000	94,638

WestRock MWV LLC 8.20%, 1/15/30	36,000	40,982

Weyerhaeuser Co. 6.95%, 10/1/27	75,000	79,619
4.00%, 4/15/30	69,000	64,521
7.38%, 3/15/32	227,000	256,567
3.38%, 3/9/33	43,000	37,201

Whirlpool Corp. 2.40%, 5/15/31	205,000	168,446
4.60%, 5/15/50	210,000	169,667

Williams Cos., Inc. 3.75%, 6/15/27	149,000	142,589
2.60%, 3/15/31	330,000	278,246
5.65%, 3/15/33	200,000	203,382
6.30%, 4/15/40	305,000	316,184
5.75%, 6/24/44	67,000	65,720
5.10%, 9/15/45	206,000	188,418

Willis North America, Inc. 4.65%, 6/15/27	183,000	179,691
4.50%, 9/15/28	140,000	135,218
2.95%, 9/15/29	160,000	142,306

Wisconsin Electric Power Co. 4.30%, 10/15/48	200,000	168,376

Wisconsin Power & Light Co. 3.00%, 7/1/29	110,000	100,847

Workday, Inc. 3.50%, 4/1/27	239,000	227,604

WR Berkley Corp. 4.75%, 8/1/44	308,000	268,059
4.00%, 5/12/50	185,000	142,637

WRKCo, Inc. 4.00%, 3/15/28	74,000	70,689
3.00%, 6/15/33	285,000	240,514

Xcel Energy, Inc.
1.75%, 3/15/27	160,000	144,483
3.40%, 6/1/30	90,000	81,284
2.35%, 11/15/31	85,000	69,381
6.50%, 7/1/36	130,000	140,440

Xylem, Inc. 1.95%, 1/30/28	95,000	84,939

Zimmer Biomet Holdings, Inc. 5.75%, 11/30/39	153,000	152,653

Zoetis, Inc.
3.00%, 9/12/27	173,000	162,049
4.70%, 2/1/43	50,000	45,742
3.95%, 9/12/47	100,000	80,697
4.45%, 8/20/48	80,000	70,266

Total United States		356,807,743
TOTAL CORPORATE BONDS (Cost: $446,110,262)		425,316,385

FOREIGN GOVERNMENT AGENCIES – 0.3%

Japan – 0.3%

Japan Bank for International Cooperation 2.88%, 4/14/25	1,000,000	974,350
1.88%, 7/21/26	250,000	233,375
2.88%, 6/1/27	320,000	302,278
2.88%, 7/21/27	250,000	235,742
1.88%, 4/15/31	940,000	780,943
Japan International Cooperation Agency 2.13%, 10/20/26	250,000	233,228
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,981,466)		2,759,916

FOREIGN GOVERNMENT OBLIGATIONS – 2.4%

Chile – 0.1%

Chile Government International Bonds 2.75%, 1/31/27	300,000	281,235
3.24%, 2/6/28	200,000	187,474
2.45%, 1/31/31	250,000	213,053
4.95%, 1/5/36	200,000	193,576

Total Chile		875,338

Hungary – 0.0%

Hungary Government International Bonds 7.63%, 3/29/41	158,000	181,169

Indonesia – 0.3%

Indonesia Government International Bonds 4.10%, 4/24/28	460,000	445,119
2.85%, 2/14/30	550,000	488,714
3.85%, 10/15/30	300,000	279,546
4.35%, 1/11/48	625,000	540,675
5.35%, 2/11/49	200,000	199,904
4.20%, 10/15/50	220,000	183,445
5.45%, 9/20/52	300,000	299,109

See Notes to Financial Statements.

WisdomTree Trust	139

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
4.45%, 4/15/70	$387,000	$322,479

Total Indonesia		2,758,991

Israel – 0.0%

State of Israel 2.50%, 1/15/30	200,000	171,166

Italy – 0.1%

Republic of Italy Government International Bonds 2.88%, 10/17/29	550,000	485,150
5.38%, 6/15/33	53,000	52,122
4.00%, 10/17/49	550,000	397,254

Total Italy		934,526

Mexico – 0.7%

Mexico Government International Bonds 11.50%, 5/15/26	55,000	63,041
3.25%, 4/16/30	1,175,000	1,041,555
2.66%, 5/24/31	1,663,000	1,379,691
4.75%, 4/27/32	555,000	523,282
6.35%, 2/9/35	200,000	205,244
6.00%, 5/7/36	300,000	299,475
6.05%, 1/11/40, Series A	102,000	100,130
4.28%, 8/14/41	275,000	218,875
4.75%, 3/8/44	354,000	292,946
5.55%, 1/21/45	700,000	646,611
4.60%, 1/23/46	250,000	199,918
4.35%, 1/15/47	205,000	158,492
4.60%, 2/10/48	200,000	158,512
4.50%, 1/31/50	303,000	236,334
4.40%, 2/12/52	290,000	219,408
6.40%, 5/7/54	200,000	197,644
3.77%, 5/24/61	745,000	480,354
5.75%, 10/12/2110	310,000	268,816

Total Mexico		6,690,328

Panama – 0.3%

Panama Government International Bonds 8.88%, 9/30/27	380,000	410,404
9.38%, 4/1/29	200,000	221,496
3.30%, 1/19/33	500,000	378,555
6.70%, 1/26/36	235,000	222,622
4.50%, 5/15/47	200,000	133,930
4.30%, 4/29/53	295,000	185,924
4.50%, 4/1/56	525,000	332,451
3.87%, 7/23/60	300,000	168,435
4.50%, 1/19/63	640,000	398,592

Total Panama		2,452,409

Peru – 0.2%

Peru Government International Bonds
4.13%, 8/25/27	64,000	61,996
2.78%, 1/23/31	525,000	447,416
8.75%, 11/21/33	190,000	233,803
3.00%, 1/15/34	196,000	159,777
6.55%, 3/14/37	55,000	59,451
3.30%, 3/11/41	500,000	371,935
5.63%, 11/18/50	70,000	69,476
2.78%, 12/1/60	300,000	172,551
3.60%, 1/15/72	313,000	206,245
3.23%, 7/28/2121	110,000	63,077

Total Peru		1,845,727

Philippines – 0.4%

Bangko Sentral ng Pilipinas International Bonds 8.60%, 6/15/27, Series A	300,000	328,842

Philippines Government International Bonds
3.00%, 2/1/28	1,370,000	1,273,853
9.50%, 2/2/30	230,000	282,891
6.38%, 1/15/32	160,000	173,261
5.00%, 1/13/37	500,000	493,270
3.95%, 1/20/40	480,000	411,624
3.70%, 3/1/41	200,000	163,860
3.70%, 2/2/42	525,000	427,108
3.20%, 7/6/46	500,000	357,645

Total Philippines		3,912,354

Poland – 0.1%

Republic of Poland Government International Bonds
3.25%, 4/6/26	275,000	267,803
5.50%, 4/4/53	200,000	200,274

Total Poland		468,077

Uruguay – 0.2%

Uruguay Government International Bonds
4.38%, 1/23/31	355,000	346,405
7.63%, 3/21/36	260,000	313,030
4.13%, 11/20/45	120,000	104,791
5.10%, 6/18/50	310,000	298,372
4.98%, 4/20/55	475,000	443,294

Total Uruguay		1,505,892
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $24,324,962)		21,795,977

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.7%

United States – 6.7%

BANK
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	406,370
2.04%, 2/15/54, Series 2021-BNK31, Class A4	500,000	410,474
2.93%, 2/15/55, Series 2022-BNK39, Class A4^(c)	325,000	279,923
3.25%, 7/15/60, Series 2017-BNK6, Class A4	1,000,000	939,893
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,933,533	1,706,069
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	696,137
2.13%, 9/15/64, Series 2021-BNK36, Class A2	750,000	674,129

Bank5
6.26%, 4/15/56, Series 2023-5YR1, Class A3^(c)	500,000	516,078

See Notes to Financial Statements.

140	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

BBCMS Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5^(c)	$1,000,000	$898,308
6.80%, 11/15/56, Series 2023-C22, Class A5^(c)	700,000	787,179

Benchmark Mortgage Trust
2.70%, 9/15/43, Series 2020-IG1, Class A1	289,558	267,986
3.94%, 7/15/51, Series 2018-B5, Class A3	1,000,000	951,191
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	333,667
3.46%, 3/15/55, Series 2022-B33, Class A5	350,000	307,940
3.79%, 4/15/55, Series 2022-B34, Class A5^(c)	750,000	659,144
6.54%, 5/15/55, Series 2023-V2, Class AS^(c)	500,000	516,295
5.53%, 4/15/56, Series 2023-B38, Class A4	354,000	363,072
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	930,611

BMO Mortgage Trust
4.81%, 7/15/54, Series 2022-C2, Class A5^(c)	500,000	492,530
5.96%, 9/15/56, Series 2023-C6, Class A5^(c)	500,000	529,263

CD Mortgage Trust
3.17%, 8/15/50, Series 2017-CD5, Class A3	525,000	489,572

Citigroup Commercial Mortgage Trust
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	576,875
3.20%, 9/15/50, Series 2017-P8, Class A3	500,000	466,287
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	431,250
2.69%, 8/10/56, Series 2019-GC41, Class A2	236,339	233,400
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	221,618

COMM Mortgage Trust
3.76%, 8/10/48, Series 2015-CR25, Class A4	250,000	242,683
3.63%, 10/10/48, Series 2015-CR26, Class A4	300,000	289,237
2.87%, 8/15/57, Series 2019-GC44, Class ASB	500,000	465,487

CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	117,779	113,845
3.76%, 11/15/48, Series 2016-C5, Class A5	550,000	531,864
4.22%, 8/15/51, Series 2018-CX12, Class A4^(c)	779,577	744,799
3.33%, 6/15/52, Series 2019-C16, Class A3	1,000,000	907,497

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 1/25/25, Series K044, Class A2	807,732	790,706
3.31%, 9/25/25, Series K051, Class A2	780,000	760,190
3.15%, 11/25/25, Series K052, Class A2	700,000	679,608
2.57%, 7/25/26, Series K057, Class A2	650,000	619,143
2.96%, 7/25/26, Series K060, Class A1	436,106	424,216
3.41%, 12/25/26, Series K062, Class A2	500,000	482,303
3.12%, 6/25/27, Series K066, Class A2	750,000	714,262
3.19%, 7/25/27, Series K067, Class A2	500,000	476,300
3.19%, 9/25/27, Series K069, Class A2^(c)	625,000	594,267
1.60%, 12/25/27, Series K741, Class A2	500,000	446,918
3.35%, 1/25/28, Series K073, Class A2	1,250,000	1,189,957
4.82%, 6/25/28, Series K505, Class A2	1,100,000	1,102,030
3.93%, 7/25/28, Series K080, Class A2^(c)	400,000	387,244
4.86%, 10/25/28, Series K511, Class A2	750,000	753,004
2.12%, 3/25/29, Series K749, Class A2^(c)	350,000	310,945
2.79%, 6/25/29, Series K095, Class A2	2,000,000	1,824,501
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,727,884
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,226,067
1.55%, 10/25/30, Series K121, Class A2	500,000	409,677
1.66%, 12/25/30, Series K124, Class A2	1,100,000	904,432
3.90%, 12/25/30, Series K158, Class A2^(c)	1,500,000	1,423,560
2.11%, 1/25/31, Series K127, Class A2	1,000,000	846,326
2.13%, 11/25/31, Series K136, Class A2	750,000	624,375
2.40%, 3/25/32, Series K142, Class A2	1,220,000	1,030,314
2.58%, 5/25/32, Series K145, Class A2	1,200,000	1,024,155
2.92%, 6/25/32, Series K146, Class A2	500,000	437,772
3.46%, 11/25/32, Series K154, Class A3^(c)	1,100,000	1,000,606
4.50%, 7/25/33, Series K159, Class A2^(c)	400,000	392,023
4.90%, 10/25/33, Series K-161, Class A2	300,000	303,057

Federal National Mortgage Association-Aces
3.27%, 2/25/29, Series 2019-M5, Class A2	1,459,926	1,374,616
2.89%, 6/25/29, Series 2019-M12, Class A2^(c)	328,799	302,813
2.44%, 10/25/29, Series 2020-M1, Class A2	2,000,000	1,778,083
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	121,610
1.47%, 11/25/30, Series 2021-M1G, Class A2^(c)	1,000,000	812,736
3.61%, 2/25/31, Series 2019-M4, Class A2	1,830,941	1,699,548

See Notes to Financial Statements.

WisdomTree Trust	141

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value
1.94%, 1/25/32, Series 2022-M10, Class A2^(c)	$1,000,000	$818,689
2.59%, 6/25/32, Series 2022-M13, Class A2^(c)	400,000	341,901
4.51%, 4/25/33, Series 2023-M1S, Class A2^(c)	100,000	98,040
2.94%, 7/25/39, Series 2016-M11, Class AL	148,371	132,517

GS Mortgage Securities Trust
3.43%, 8/10/50, Series 2017-GS7, Class A4	500,000	464,287
3.99%, 3/10/51, Series 2018-GS9, Class A4^(c)	750,000	694,202
2.90%, 2/13/53, Series 2020-GC45, Class A2	630,000	592,680
1.66%, 12/12/53, Series 2020-GSA2, Class AAB	780,000	695,653

JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49, Series 2016-JP4, Class A4^(c)	132,000	124,606

JPMBB Commercial Mortgage Securities Trust
3.60%, 11/15/48, Series 2015-C32, Class A5	1,000,000	953,773

Morgan Stanley Bank of America Merrill Lynch Trust
3.08%, 3/15/48, Series 2015-C21, Class A3	96,075	93,871
3.31%, 4/15/48, Series 2015-C22, Class A4	600,000	582,248
3.54%, 1/15/49, Series 2016-C28, Class A4	1,000,000	958,613

Morgan Stanley Capital I Trust
3.59%, 3/15/49, Series 2016-UBS9, Class A4	278,000	264,791
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	469,672
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	952,648
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	375,657

UBS Commercial Mortgage Trust
3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	939,600

Wells Fargo Commercial Mortgage Trust
3.15%, 5/15/48, Series 2015-NXS1, Class A5	831,000	807,083
2.93%, 7/15/48, Series 2016-C35, Class A4	525,000	493,575
3.72%, 12/15/48, Series 2015-NXS4, Class A4	500,000	483,516
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	784,732
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	468,133
3.75%, 3/15/51, Series 2018-C43, Class A3	461,138	434,996
3.58%, 6/15/52, Series 2019-C51, Class AS	750,000	660,853
4.00%, 4/15/55, Series 2022-C62, Class A4^(c)	100,000	92,156
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $63,232,204)		61,154,413

MUNICIPAL BONDS – 0.1%

United States – 0.1%

Los Angeles County Public Works Financing Authority 7.62%, 8/1/40	100,000	122,017

Los Angeles Department of Water & Power 6.57%, 7/1/45	70,000	81,636

Municipal Electric Authority of Georgia 6.64%, 4/1/57, Series A	210,000	237,311

Sales Tax Securitization Corp. 4.64%, 1/1/40, Series A	90,000	86,552

San Jose Redevelopment Successor Agency 3.38%, 8/1/34, Series A-T	60,000	54,045

State of Illinois 6.63%, 2/1/35, Series 1	84,615	88,483
University of California 4.86%, 5/15/2112, Series AD	56,000	51,459
TOTAL MUNICIPAL BONDS (Cost: $854,136)		721,503

ASSET-BACKED SECURITIES – 5.1%

United States – 5.1%

American Express Credit Account Master Trust
3.39%, 5/15/27, Series 2022-2, Class A	2,000,000	1,957,556
3.75%, 8/15/27, Series 2022-3, Class A	900,000	882,314
4.95%, 10/15/27, Series 2022-4, Class A	400,000	399,062
4.87%, 5/15/28, Series 2023-1, Class A	1,000,000	998,174
4.80%, 5/15/30, Series 2023-2, Class A	600,000	600,168

BA Credit Card Trust
3.53%, 11/15/27, Series 2022-A1, Class A1	650,000	636,386
4.79%, 5/15/28, Series 2023-A1, Class A1	1,700,000	1,693,716

Barclays Dryrock Issuance Trust 3.07%, 2/15/28, Series 2022-1, Class A	1,250,000	1,220,396

Capital One Multi-Asset Execution Trust
3.49%, 5/15/27, Series 2022-A2, Class A	1,850,000	1,811,961
4.95%, 10/15/27, Series 2022-A3, Class A	500,000	498,589
4.42%, 5/15/28, Series 2023-A1, Class A	800,000	790,619
2.06%, 8/15/28, Series 2019-A3, Class A3	700,000	653,597
1.39%, 7/15/30, Series 2021-A2, Class A2	1,600,000	1,387,674

Capital One Prime Auto Receivables Trust
0.77%, 9/15/26, Series 2021-1, Class A3	331,992	322,097

See Notes to Financial Statements.

142	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

CarMax Auto Owner Trust
2.03%, 6/16/25, Series 2020-1, Class A4	$273,259	$272,953
3.97%, 4/15/27, Series 2022-3, Class A3	1,095,000	1,079,169
4.75%, 10/15/27, Series 2023-1, Class A3	737,000	731,586

Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	275,000	276,549

CNH Equipment Trust
0.70%, 5/17/27, Series 2021-B, Class A4	1,000,000	935,661

Discover Card Execution Note Trust
1.96%, 2/15/27, Series 2022-A1, Class A1	350,000	339,127
3.32%, 5/15/27, Series 2022-A2, Class A	545,000	532,779
3.56%, 7/15/27, Series 2022-A3, Class A3	1,000,000	978,340
4.31%, 3/15/28, Series 2023-A1, Class A	500,000	493,243

Exeter Automobile Receivables Trust
5.70%, 8/17/26, Series 2022-6A, Class A3	730,265	730,309

Ford Credit Auto Lease Trust
4.83%, 5/15/26, Series 2023-A, Class A4	500,000	496,793

Ford Credit Auto Owner Trust
2.04%, 12/15/26, Series 2020-B, Class C	750,000	749,079
3.93%, 8/15/27, Series 2022-B, Class A4	750,000	734,993
4.65%, 2/15/28, Series 2023-A, Class A3	500,000	495,500
5.23%, 5/15/28, Series 2023-B, Class A3	300,000	300,881

GM Financial Automobile Leasing Trust
5.16%, 1/20/27, Series 2023-1, Class A4	645,000	643,490

GM Financial Consumer Automobile Receivables Trust
3.71%, 12/16/27, Series 2022-3, Class A4	1,250,000	1,215,833
4.66%, 2/16/28, Series 2023-1, Class A3	1,000,000	991,938

Honda Auto Receivables Owner Trust
3.73%, 7/20/26, Series 2022-2, Class A3	845,000	832,501
5.04%, 4/21/27, Series 2023-1, Class A3	868,000	865,037

Hyundai Auto Receivables Trust
0.60%, 2/16/27, Series 2021-B, Class A4	1,000,000	949,482
5.39%, 6/15/27, Series 2022-C, Class A3	500,000	500,301
5.54%, 10/16/28, Series 2023-C, Class A3	1,000,000	1,010,728

John Deere Owner Trust
5.18%, 3/15/28, Series 2023-B, Class A3	1,000,000	1,000,941

Mercedes-Benz Auto Lease Trust
4.74%, 1/15/27, Series 2023-A, Class A3	1,000,000	993,393

Mercedes-Benz Auto Receivables Trust
4.51%, 11/15/27, Series 2023-1, Class A3	500,000	495,120

Nissan Auto Receivables Owner Trust
5.93%, 3/15/28, Series 2023-B, Class A3	500,000	507,833

Santander Drive Auto Receivables Trust
3.44%, 9/15/27, Series 2022-2, Class B	1,000,000	983,998
5.93%, 7/17/28, Series 2023-6, Class A3	1,250,000	1,267,357

Synchrony Card Funding LLC
3.86%, 7/15/28, Series 2022-A2, Class A	900,000	882,199
5.54%, 7/15/29, Series 2023-A1, Class A	1,000,000	1,008,089

Toyota Auto Receivables Owner Trust
0.53%, 10/15/26, Series 2021-B, Class A4	1,500,000	1,421,314
3.76%, 4/15/27, Series 2022-C, Class A3	250,000	245,640
3.77%, 2/15/28, Series 2022-C, Class A4	774,000	751,584
4.71%, 2/15/28, Series 2023-B, Class A3	400,000	396,870

Verizon Master Trust
0.50%, 5/20/27, Series 2021-1, Class A	1,200,000	1,187,082
1.53%, 7/20/28, Series 2022-2, Class A	500,000	483,198
3.67%, 1/22/29, Series 2022-6, Class A	1,850,000	1,810,583

Volkswagen Auto Lease Trust
3.65%, 1/20/27, Series 2022-A, Class A4	1,250,000	1,233,842

Volkswagen Auto Loan Enhanced Trust
5.02%, 6/20/28, Series 2023-1, Class A3	180,000	179,711
5.57%, 4/22/30, Series 2023-2, Class A4	250,000	254,729

World Omni Auto Receivables Trust
0.64%, 9/15/27, Series 2021-C, Class A4	1,000,000	933,211
1.90%, 3/15/28, Series 2022-A, Class A4	350,000	329,095

World Omni Automobile Lease Securitization Trust
5.04%, 7/17/28, Series 2023-A, Class A4	95,000	94,570
TOTAL ASSET-BACKED SECURITIES (Cost: $46,761,676)		46,468,940

See Notes to Financial Statements.

WisdomTree Trust	143

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2024

Investments in Long Securities	Principal Amount	Value

REPURCHASE AGREEMENT – 0.5%

United States – 0.5%

Citigroup, Inc., tri-party repurchase agreement dated 2/29/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.30% due 3/1/24; Proceeds at maturity – $4,980,733 (fully collateralized by Federal Home Loan Bank, 5.59% due 9/27/24 ; Market value including accrued interest – $5,233,084)

(Cost: $4,980,000)	$4,980,000	$4,980,000

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%

United States – 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(f)
(Cost: $2,968,058)	2,968,058	2,968,058
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 99.9% (Cost: $978,421,749)		917,177,317
TBA Sale Commitments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – (0.1)%

Uniform Mortgage-Backed Securities – (0.1)%
4.00%, 3/18/39(b)	$(100,000)	$(96,403)
3.00%, 3/1/54(b)	(950,000)	(812,753)

TOTAL TBA SALE COMMITMENTS

(Proceeds: $920,162)		(909,156)

Other Assets less Liabilities – 0.2%		1,875,343

NET ASSETS – 100.0%		$918,143,504
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 29, 2024.

(b)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(c)	Rate shown reflects the accrual rate as of February 29, 2024 on securities with variable or step rates.

(d)

Security, or portion thereof, was on loan at February 29, 2024 (See Note 2). At February 29, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,845,271 and the total market value of the collateral held by the Fund was $4,994,739. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,026,681.

(e)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Rate shown represents annualized 7-day yield as of February 29, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$154,570,205	$—	$154,570,205
U.S. Government Obligations	—	196,441,920	—	196,441,920
Corporate Bonds	—	425,316,385	—	425,316,385
Foreign Government Agencies	—	2,759,916	—	2,759,916
Foreign Government Obligations	—	21,795,977	—	21,795,977
Commercial Mortgage-Backed Securities	—	61,154,413	—	61,154,413
Municipal Bonds	—	721,503	—	721,503
Asset-Backed Securities	—	46,468,940	—	46,468,940
Repurchase Agreement	—	4,980,000	—	4,980,000
Investment of Cash Collateral for Securities Loaned	—	2,968,058	—	2,968,058
Total Investments in Securities	$—	$917,177,317	$—	$917,177,317
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(909,156)	$—	$(909,156)
Total – Net	$—	$916,268,161	$—	$916,268,161

See Notes to Financial Statements.

144	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2024

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 6.1%

Federal National Mortgage Association – 6.1%
1.50%, 12/1/36	$201,280	$173,901
2.00%, 1/1/37	1,574,981	1,388,645
2.50%, 3/1/37	1,122,658	1,019,578
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $2,604,448)		2,582,124

U.S. GOVERNMENT OBLIGATIONS – 36.7%

U.S. Treasury Bill – 0.3%
5.39%, 3/19/24*	100,000	99,735

U.S. Treasury Notes – 36.4%
0.50%, 3/31/25	2,968,000	2,828,643
4.88%, 11/30/25	1,775,000	1,779,507
0.75%, 4/30/26	1,836,000	1,692,634
0.63%, 7/31/26	3,304,000	3,012,964
1.13%, 2/28/27	608,100	552,611
2.50%, 3/31/27	1,713,000	1,620,123
2.75%, 4/30/27	881,000	838,395
2.75%, 7/31/27	1,491,000	1,414,528
3.50%, 1/31/28	871,100	845,069
3.75%, 12/31/28	844,600	825,531

Total U.S. Treasury Notes		15,410,005
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $16,035,702)		15,509,740

CORPORATE BONDS – 48.5%

Bermuda – 0.2%

RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	105,000	96,908

Canada – 2.3%

Bank of Montreal
1.85%, 5/1/25	1,000	961
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	179,000	165,210

Bank of Nova Scotia
1.30%, 6/11/25	100,000	95,054
1.05%, 3/2/26	40,000	36,898
1.30%, 9/15/26	5,000	4,554

Canadian Imperial Bank of Commerce
2.25%, 1/28/25	26,000	25,295
0.95%, 10/23/25	15,000	14,023
1.25%, 6/22/26	20,000	18,341
Canadian Pacific Railway Co. 1.75%, 12/2/26	50,000	45,856

Royal Bank of Canada
1.60%, 1/21/25	30,000	29,027
1.15%, 6/10/25	42,000	39,912
0.88%, 1/20/26	35,000	32,410
1.20%, 4/27/26	50,000	46,035
1.15%, 7/14/26	20,000	18,281
TELUS Corp. 2.80%, 2/16/27	98,000	91,870
Toronto-Dominion Bank 1.15%, 6/12/25	309,000	293,331

Total Canada		957,058

Chile – 0.1%

Enel Americas SA 4.00%, 10/25/26	40,000	38,488

China – 0.2%

Tencent Music Entertainment Group 1.38%, 9/3/25	110,000	103,505

France – 0.4%

BPCE SA 4.00%, 4/15/24	170,000	169,684

TotalEnergies Capital International SA 2.43%, 1/10/25	2,000	1,954

Total France		171,638

Germany – 0.5%

Deutsche Bank AG
2.31%, 11/16/27, (2.311% fixed rate until 11/16/26; Secured Overnight Financing Rate + 1.219% thereafter)(a)	94,000	85,432
2.55%, 1/7/28, (2.552% fixed rate until 1/7/27; Secured Overnight Financing Rate + 1.318% thereafter)(a)	146,000	133,095

Total Germany		218,527

Japan – 2.8%

Mitsubishi UFJ Financial Group, Inc. 2.76%, 9/13/26	305,000	287,658
1.54%, 7/20/27, (1.538% fixed rate until 7/20/26; 1-year Constant Maturity Treasury Rate + 0.75% thereafter)(a)	315,000	288,278

Mizuho Financial Group, Inc.
2.65%, 5/22/26, (2.651% fixed rate until 5/22/25; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	147,000	141,923

Sumitomo Mitsui Financial Group, Inc. 0.95%, 1/12/26	215,000	198,877
2.17%, 1/14/27	200,000	184,726
Toyota Motor Corp. 1.34%, 3/25/26	73,000	67,805

Total Japan		1,169,267

Mexico – 0.1%
Southern Copper Corp. 3.88%, 4/23/25	60,000	58,858

Netherlands – 0.8%
ING Groep NV 3.55%, 4/9/24	140,000	139,703
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	200,000	185,200

Total Netherlands		324,903

Spain – 0.2%

Banco Santander SA

4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	101,000	96,715

See Notes to Financial Statements.

WisdomTree Trust	145

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2024

Investments	Principal Amount	Value

Switzerland – 0.3%
Credit Suisse AG 1.25%, 8/7/26	$135,000	$122,650

United Kingdom – 4.5%

Astrazeneca Finance LLC 1.20%, 5/28/26	147,000	135,246

AstraZeneca PLC 3.13%, 6/12/27	5,000	4,753

Barclays PLC 5.20%, 5/12/26	200,000	197,708
2.28%, 11/24/27, (2.279% fixed rate until 11/24/26; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(a)	114,000	104,250

BAT International Finance PLC 1.67%, 3/25/26	95,000	88,056

Diageo Capital PLC 1.38%, 9/29/25	200,000	188,644

HSBC Holdings PLC
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(a)	500,000	478,385

Lloyds Banking Group PLC
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; Secured Overnight Financing Rate + 1.480% thereafter)(a)	310,000	289,453

NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	305,000	278,941

Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	141,000	128,435

Total United Kingdom		1,893,871

United States – 36.1%

AbbVie, Inc. 3.60%, 5/14/25	7,000	6,860
2.95%, 11/21/26	110,000	104,336

Air Products & Chemicals, Inc. 1.50%, 10/15/25	104,000	98,349

Alexandria Real Estate Equities, Inc. 3.45%, 4/30/25	20,000	19,536

Alphabet, Inc. 0.45%, 8/15/25	92,000	86,517

Amazon.com, Inc. 0.80%, 6/3/25	50,000	47,490

American Express Co. 4.20%, 11/6/25	20,000	19,735
3.13%, 5/20/26	16,000	15,363
1.65%, 11/4/26	33,000	30,184
2.55%, 3/4/27	40,000	37,172
3.30%, 5/3/27	40,000	37,932

American Express Credit Corp. 3.30%, 5/3/27	10,000	9,496

American Honda Finance Corp. 1.20%, 7/8/25	80,000	75,891
4.70%, 1/12/28	50,000	49,785

Amgen, Inc. 2.20%, 2/21/27	75,000	69,146

Ares Capital Corp. 3.88%, 1/15/26	8,000	7,678

AT&T, Inc. 1.70%, 3/25/26	100,000	93,035
2.95%, 7/15/26	10,000	9,511

AvalonBay Communities, Inc. 3.30%, 6/1/29	121,000	111,619

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27	50,000	47,167

Bank of America Corp.
1.53%, 12/6/25, (1.53% fixed rate until 12/6/24; Secured Overnight Financing Rate + 0.65% thereafter)(a)	55,000	53,255
2.02%, 2/13/26, (2.015% fixed rate until 2/13/25; 3-month Secured Overnight Financing Rate + 0.902% thereafter)(a)	41,000	39,613
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	85,000	80,502
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	70,000	65,238
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	80,000	74,300
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	160,000	146,734
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	53,000	49,037
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	45,000	42,655
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	140,000	130,866
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	70,000	61,496
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	41,000	39,409

Bank of New York Mellon Corp. 1.60%, 4/24/25	31,000	29,785
0.75%, 1/28/26	20,000	18,456
2.45%, 8/17/26	20,000	18,823
1.05%, 10/15/26	15,000	13,554
3.40%, 1/29/28	20,000	18,939
1.65%, 7/14/28	9,000	7,892
3.00%, 10/30/28	36,000	33,029

Baxter International, Inc. 1.92%, 2/1/27	25,000	22,735

Berkshire Hathaway Finance Corp. 1.85%, 3/12/30	85,000	72,275

See Notes to Financial Statements.

146	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2024

Investments	Principal Amount	Value

Berry Global, Inc. 1.57%, 1/15/26	$80,000	$74,541

Blackstone Private Credit Fund 2.70%, 1/15/25	13,000	12,627
2.63%, 12/15/26	140,000	126,542

Boeing Co. 2.75%, 2/1/26	407,000	386,516

Bristol-Myers Squibb Co. 0.75%, 11/13/25	30,000	27,915
1.13%, 11/13/27	75,000	65,757

Capital One Financial Corp.
2.64%, 3/3/26, (2.636% fixed rate until 3/3/25; Secured Overnight Financing Rate + 1.29% thereafter)(a)	71,000	68,879

Cardinal Health, Inc. 3.41%, 6/15/27	50,000	47,407

Caterpillar Financial Services Corp. 1.15%, 9/14/26	50,000	45,587
1.70%, 1/8/27	102,000	93,833

Celanese U.S. Holdings LLC 6.05%, 3/15/25	14,000	14,034

CenterPoint Energy, Inc. 1.45%, 6/1/26	120,000	110,495

Charles Schwab Corp. 1.15%, 5/13/26	94,000	86,274

Cigna Group 1.25%, 3/15/26	16,000	14,785

Cisco Systems, Inc. 3.50%, 6/15/25(b)	27,000	26,502
Citigroup, Inc.
2.01%, 1/25/26, (2.014% fixed rate until 1/25/25; Secured Overnight Financing Rate + 0.694% thereafter)(a)	375,000	362,362
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	301,000	277,591

Citizens Financial Group, Inc. 2.85%, 7/27/26	15,000	14,034
3.25%, 4/30/30	65,000	56,316

CMS Energy Corp. 3.00%, 5/15/26	10,000	9,525

Coca-Cola Co. 2.90%, 5/25/27	45,000	42,715

Comcast Corp. 3.15%, 3/1/26	155,000	149,626

Conagra Brands, Inc. 1.38%, 11/1/27	25,000	21,741

ConocoPhillips Co. 2.40%, 3/7/25	3,000	2,916

Cummins, Inc. 0.75%, 9/1/25	140,000	131,352

CVS Health Corp. 3.88%, 7/20/25	31,000	30,377

Dell International LLC/EMC Corp. 6.02%, 6/15/26	29,000	29,325

Discovery Communications LLC 4.90%, 3/11/26	18,000	17,728

Duke Energy Corp. 0.90%, 9/15/25	44,000	41,182

Eaton Vance Corp. 3.50%, 4/6/27	5,000	4,764

Ecolab, Inc. 2.70%, 11/1/26	62,000	58,787
1.65%, 2/1/27	30,000	27,432

Emerson Electric Co. 1.80%, 10/15/27	35,000	31,522

Energy Transfer LP 2.90%, 5/15/25	2,000	1,937

Entergy Louisiana LLC 0.95%, 10/1/24	1,000	975

Equinix, Inc. 1.25%, 7/15/25	44,000	41,522
1.00%, 9/15/25	109,000	101,936
Eversource Energy 2.90%, 3/1/27	60,000	56,156
Federal Realty OP LP 1.25%, 2/15/26	20,000	18,450
Fidelity National Information Services, Inc. 1.15%, 3/1/26	23,000	21,284

Ford Motor Credit Co. LLC 6.95%, 3/6/26	200,000	203,662

Fortinet, Inc. 1.00%, 3/15/26	97,000	89,061

FS KKR Capital Corp. 3.40%, 1/15/26	36,000	34,064

General Dynamics Corp. 3.50%, 5/15/25	31,000	30,413

General Mills, Inc. 3.20%, 2/10/27	4,000	3,803

General Motors Financial Co., Inc. 1.25%, 1/8/26	175,000	162,206

Gilead Sciences, Inc. 3.65%, 3/1/26	30,000	29,142

Global Payments, Inc. 4.80%, 4/1/26	20,000	19,744
Goldman Sachs Group, Inc.
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(a)	680,000	630,258
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	569,000	527,298
HCA, Inc. 5.25%, 4/15/25	17,000	16,926
Home Depot, Inc. 2.88%, 4/15/27	120,000	113,290
Honeywell International, Inc. 1.10%, 3/1/27	60,000	53,924
HP, Inc. 2.20%, 6/17/25	142,000	136,330
Humana, Inc. 1.35%, 2/3/27	25,000	22,432
Huntington Ingalls Industries, Inc. 3.48%, 12/1/27	105,000	98,434

See Notes to Financial Statements.

WisdomTree Trust	147

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2024

Investments	Principal Amount	Value
Huntsman International LLC 4.50%, 5/1/29	$3,000	$2,851
Intel Corp. 3.70%, 7/29/25	29,000	28,411
Intercontinental Exchange, Inc. 3.75%, 12/1/25	3,000	2,926
Intuit, Inc. 0.95%, 7/15/25	181,000	170,810
John Deere Capital Corp. 3.40%, 6/6/25	133,000	130,327
1.75%, 3/9/27	75,000	68,609
JPMorgan Chase & Co.
1.56%, 12/10/25, (1.561% fixed rate until 12/10/24; Secured Overnight Financing Rate + 0.605% thereafter)(a)	65,000	63,017
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(a)	65,000	62,662
2.08%, 4/22/26(a)	99,000	95,283
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(a)	75,000	69,784
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	55,000	50,708
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(a)	100,000	92,467
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	75,000	68,175
3.63%, 12/1/27	25,000	23,781
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	40,000	37,469
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	60,000	57,054
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	35,000	31,893
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	55,000	51,831
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	45,000	39,658
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.552% thereafter)(a)	8,000	7,690

Juniper Networks, Inc. 1.20%, 12/10/25	45,000	41,734

Kinder Morgan, Inc. 1.75%, 11/15/26	100,000	91,358

Lam Research Corp. 3.75%, 3/15/26	7,000	6,832

Lennox International, Inc. 1.35%, 8/1/25	56,000	52,818

Lockheed Martin Corp. 3.55%, 1/15/26	25,000	24,364

Marsh & McLennan Cos., Inc. 2.25%, 11/15/30	74,000	62,472

Martin Marietta Materials, Inc. 3.50%, 12/15/27	22,000	20,887

Mastercard, Inc. 3.35%, 3/26/30	98,000	90,542

McCormick & Co., Inc. 0.90%, 2/15/26	115,000	105,810

Merck & Co., Inc. 0.75%, 2/24/26	30,000	27,750

Molson Coors Beverage Co. 3.00%, 7/15/26	95,000	90,504

Mondelez International, Inc. 1.50%, 5/4/25	111,000	106,138
Morgan Stanley
2.63%, 2/18/26, (2.63% fixed rate until 2/18/25; Secured Overnight Financing Rate + 0.94% thereafter)(a)	24,000	23,303
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(a)	86,000	82,779
3.13%, 7/27/26	105,000	100,168
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	70,000	64,601
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	100,000	92,221
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	85,000	77,768
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	55,000	50,891
3.59%, 7/22/28(a)	70,000	66,272
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	70,000	66,186
MPLX LP 1.75%, 3/1/26	100,000	93,308
National Rural Utilities Cooperative Finance Corp. 1.00%, 6/15/26	15,000	13,695
3.05%, 4/25/27	10,000	9,497
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.905% thereafter)(a)	9,000	8,750

NetApp, Inc. 1.88%, 6/22/25	80,000	76,328

NextEra Energy Capital Holdings, Inc. 1.88%, 1/15/27	198,000	180,732

NiSource, Inc. 0.95%, 8/15/25	170,000	159,625

NVIDIA Corp. 2.85%, 4/1/30	92,000	82,898

ONEOK, Inc. 4.00%, 7/13/27	15,000	14,460

See Notes to Financial Statements.

148	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2024

Investments	Principal Amount	Value

Oracle Corp. 2.65%, 7/15/26	$84,000	$79,136

Otis Worldwide Corp. 2.06%, 4/5/25	30,000	28,904

Packaging Corp. of America 3.40%, 12/15/27	95,000	89,860

Paramount Global 3.38%, 2/15/28	131,000	115,114

PayPal Holdings, Inc. 2.65%, 10/1/26	40,000	37,732

PepsiCo, Inc. 2.38%, 10/6/26	30,000	28,273
2.63%, 3/19/27	10,000	9,406
3.00%, 10/15/27	80,000	75,438
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/25	62,000	61,634
Pfizer, Inc. 3.00%, 12/15/26	84,000	80,128
Philip Morris International, Inc. 1.50%, 5/1/25	27,000	25,876
0.88%, 5/1/26	184,000	168,183

Phillips 66 1.30%, 2/15/26	25,000	23,149

Pinnacle West Capital Corp. 1.30%, 6/15/25	104,000	98,723

Pioneer Natural Resources Co. 1.13%, 1/15/26	110,000	102,068

PNC Financial Services Group, Inc. 3.15%, 5/19/27	138,000	129,952

PPG Industries, Inc. 1.20%, 3/15/26	25,000	23,115

Procter & Gamble Co. 1.90%, 2/1/27	84,000	77,840

Prologis LP 2.13%, 4/15/27	75,000	68,854

Prudential Financial, Inc. 1.50%, 3/10/26	75,000	69,904

Public Service Electric & Gas Co. 0.95%, 3/15/26	267,000	247,189

Public Storage Operating Co. 1.50%, 11/9/26	133,000	121,522

Qorvo, Inc. 4.38%, 10/15/29	86,000	80,087

Realty Income Corp. 3.00%, 1/15/27	191,000	180,132

Regions Financial Corp. 2.25%, 5/18/25	105,000	100,607

Ryder System, Inc. 1.75%, 9/1/26	80,000	73,527

Sabine Pass Liquefaction LLC 5.63%, 3/1/25	11,000	10,991

Simon Property Group LP 3.30%, 1/15/26	6,000	5,792

Southern California Edison Co. 3.70%, 8/1/25, Series E	27,000	26,378

Southern California Gas Co. 2.95%, 4/15/27	196,000	184,448

Southern Co. Gas Capital Corp. 3.25%, 6/15/26	99,000	94,713

Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	130,000	120,983

Stanley Black & Decker, Inc. 3.40%, 3/1/26	25,000	24,104

Starbucks Corp. 2.45%, 6/15/26	15,000	14,165

State Street Corp.
1.75%, 2/6/26, (1.746% fixed rate until 2/6/25; Secured Overnight Financing Rate + 0.411% thereafter)(a)	50,000	48,229

Synchrony Financial 3.70%, 8/4/26	119,000	112,357

T-Mobile USA, Inc. 2.25%, 2/15/26	50,000	47,116

Target Corp. 1.95%, 1/15/27	147,000	135,916

Texas Instruments, Inc. 2.90%, 11/3/27	110,000	103,322

Textron, Inc. 3.38%, 3/1/28	110,000	103,190

Thermo Fisher Scientific, Inc. 4.80%, 11/21/27	25,000	25,021

Toyota Motor Credit Corp. 0.80%, 10/16/25	245,000	229,090
3.05%, 3/22/27	80,000	75,894

Truist Bank 1.50%, 3/10/25	250,000	240,280

U.S. Bancorp 1.45%, 5/12/25	100,000	95,711
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(a)	75,000	75,338

Union Pacific Corp. 2.15%, 2/5/27	100,000	92,745

United Airlines Pass-Through Trust 5.88%, 4/15/29, Series 2020-1, Class A	44,923	45,223

United Parcel Service, Inc. 3.05%, 11/15/27	50,000	47,008

UnitedHealth Group, Inc. 1.15%, 5/15/26	50,000	46,104
3.45%, 1/15/27	60,000	57,922
2.95%, 10/15/27	100,000	93,931

Verizon Communications, Inc. 0.85%, 11/20/25	104,000	96,533
1.45%, 3/20/26	75,000	69,564

Viatris, Inc. 1.65%, 6/22/25	85,000	80,673

VMware LLC 1.40%, 8/15/26	77,000	70,031

Wells Fargo & Co.
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; 3-month Secured Overnight Financing Rate + 1.087% thereafter)(a)	38,000	37,186

See Notes to Financial Statements.

WisdomTree Trust	149

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2024

Investments	Principal Amount	Value
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month Secured Overnight Financing Rate + 1.012% thereafter)(a)	$372,000	$359,962
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	144,000	138,190

Total United States		15,264,191
TOTAL CORPORATE BONDS (Cost: $20,856,959)		20,516,579

FOREIGN GOVERNMENT AGENCIES—0.7%

Japan—0.7%

Japan Bank for International Cooperation 2.13%, 2/10/25	140,000	135,938
0.63%, 7/15/25	168,000	158,011
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $299,942)		293,949

FOREIGN GOVERNMENT OBLIGATIONS—0.6%

Chile—0.3%

Chile Government International Bonds 3.13%, 3/27/25	110,000	107,449

Panama – 0.2%

Panama Government International Bonds 7.13%, 1/29/26	100,000	101,719

Philippines – 0.0%

Philippines Government International Bonds 10.63%, 3/16/25	4,000	4,229

Poland - 0.1%

Republic of Poland Government International Bonds 5.50%, 11/16/27	50,000	51,291
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $270,578)		264,688

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.8%

United States – 6.8%

BANK 3.73%, 11/15/50, Series 2017-BNK8, Class AS	180,000	161,536

Bank of America Merrill Lynch Commercial Mortgage Trust
4.83%, 7/15/49, Series 2016-UB10, Class C^(a)	150,000	139,326

Benchmark Mortgage Trust 3.75%, 3/15/52, Series 2019-B9, Class A4	200,000	185,624
Citigroup Commercial Mortgage Trust
3.82%, 11/10/48, Series 2015-GC35, Class A4	175,000	169,041
4.07%, 11/10/48, Series 2015-GC35, Class AS^(a)	200,000	182,973
3.70%, 10/10/49, Series 2016-P5, Class B^(a)	110,000	96,237

COMM Mortgage Trust 3.70%, 8/10/48, Series 2015-CR24, Class A5	184,000	178,642
4.61%, 2/10/49, Series 2016-CR28, Class B^(a)	250,000	235,742

CSAIL Commercial Mortgage Trust 4.04%, 4/15/50, Series 2015-C1, Class B^(a)	150,000	143,557

GS Mortgage Securities Trust 3.73%, 11/10/48, Series 2015-GS1, Class A3	284,000	273,878
2.85%, 10/10/49, Series 2016-GS3, Class A4	125,000	116,698
4.14%, 3/10/51, Series 2018-GS9, Class AS^(a)	237,000	218,744

Morgan Stanley Bank of America Merrill Lynch Trust 2.74%, 4/15/48, Series 2015-C22, Class A2	244,309	240,206
3.10%, 11/15/49, Series 2016-C31, Class A5	300,000	279,675

Morgan Stanley Capital I Trust 4.32%, 12/15/50, Series 2017-HR2, Class C^(a)	160,000	143,806

Wells Fargo Commercial Mortgage Trust 3.87%, 5/15/48, Series 2015-C28, Class AS^(a)	120,000	115,309
2.60%, 6/15/49, Series 2016-C34, Class A2	14,599	14,070
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,958,425)		2,895,064

TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $43,026,054)		42,062,144

Other Assets less Liabilities – 0.6%		237,143

NET ASSETS – 100.0%		$42,299,287
*	Interest rate shown reflects the yield to maturity at the time of purchase.

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	Rate shown reflects the accrual rate as of February 29, 2024 on securities with variable or step rates.

(b)

Security, or portion thereof, was on loan at February 29, 2024 (See Note 2). At February 29, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,557 and the total market value of the collateral held by the Fund was $24,360, which was entirely composed of non-cash U.S. Government securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
10 Year U.S. Treasury Note	6	6/18/24	$662,625	$188

See Notes to Financial Statements.

150	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$2,582,124	$—	$2,582,124
U.S. Government Obligations	—	15,509,740	—	15,509,740
Corporate Bonds	—	20,516,579	—	20,516,579
Foreign Government Agencies	—	293,949	—	293,949
Foreign Government Obligations	—	264,688	—	264,688
Commercial Mortgage-Backed Securities	—	2,895,064	—	2,895,064
Total Investments in Securities	$—	$42,062,144	$—	$42,062,144
Financial Derivative Instruments
Futures Contracts[1]	$188	$—	$—	$188
Total – Net	$188	$42,062,144	$—	$42,062,332
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	151

Schedule of Investments (unaudited)

WisdomTree Alternative Income Fund (HYIN)

February 29, 2024

Investments	Shares	Value

COMMON STOCKS – 65.5%

United States – 65.5%

Capital Markets – 20.7%

Ares Capital Corp.	22,800	$461,244

Blackstone Secured Lending Fund(a)	16,140	477,744

Blue Owl Capital Corp.(a)	29,980	452,098

FS KKR Capital Corp.	22,741	429,350

Golub Capital BDC, Inc.(a)	30,020	467,412

Main Street Capital Corp.	10,478	478,949

Prospect Capital Corp.(a)	74,184	409,496

Total Capital Markets		3,176,293

Mortgage Real Estate Investment Trusts (REITs) – 44.8%

AGNC Investment Corp.(a)	46,279	442,427

Angel Oak Mortgage REIT, Inc.	41,048	429,773

Annaly Capital Management, Inc.	22,628	431,968

Apollo Commercial Real Estate Finance, Inc.	37,276	417,864

Arbor Realty Trust, Inc.	29,316	392,834

Blackstone Mortgage Trust, Inc., Class A	20,111	409,661

Chimera Investment Corp.	90,785	395,823

Claros Mortgage Trust, Inc.	31,800	307,824

Ellington Financial, Inc.	35,124	397,955

Ladder Capital Corp.	39,293	424,757

MFA Financial, Inc.	39,122	438,949

New York Mortgage Trust, Inc.	51,967	374,682

Ready Capital Corp.	41,888	369,871

Redwood Trust, Inc.	59,721	366,090

Rithm Capital Corp.	41,425	449,047

Starwood Property Trust, Inc.	20,732	422,725

Two Harbors Investment Corp.	31,913	404,338

Total Mortgage Real Estate Investment Trusts (REITs)		6,876,588
TOTAL COMMON STOCKS (Cost: $10,740,370)		10,052,881

CLOSED-END MUTUAL FUNDS – 33.9%

United States – 33.9%

BlackRock Corporate High Yield Fund, Inc.	48,575	471,178

BlackRock Limited Duration Income Trust	33,183	465,889

Eagle Point Credit Co., Inc.	47,853	482,358

Eaton Vance Limited Duration Income Fund	46,663	461,031

Guggenheim Strategic Opportunities Fund	33,908	484,545

Invesco Senior Income Trust	109,295	453,574

Nuveen Credit Strategies Income Fund	86,762	478,926

Nuveen Floating Rate Income Fund	55,523	480,274

Oxford Lane Capital Corp.	92,463	470,637

PIMCO Corporate & Income Opportunity Fund	33,629	479,886
PIMCO Dynamic Income Fund	25,156	480,731
TOTAL CLOSED-END MUTUAL FUNDS (Cost: $5,323,372)		5,209,029

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.5%

United States – 13.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b)
(Cost: $2,082,329)	2,082,329	2,082,329

TOTAL INVESTMENTS IN SECURITIES – 112.9% (Cost: $18,146,071)		17,344,239

Other Assets less Liabilities – (12.9)%		(1,987,485)

NET ASSETS – 100.0%		$15,356,754
(a)

Security, or portion thereof, was on loan at February 29, 2024 (See Note 2). At February 29, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,016,470 and the total market value of the collateral held by the Fund was $2,082,329.

(b)	Rate shown represents annualized 7-day yield as of February 29, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$10,052,881	$—	$—	$10,052,881
Closed-End Mutual Funds	5,209,029	—	—	5,209,029
Investment of Cash Collateral for Securities Loaned	—	2,082,329	—	2,082,329
Total Investments in Securities	$15,261,910	$2,082,329	$—	$17,344,239

See Notes to Financial Statements.

152	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 29, 2024

Investments	Shares	Value

COMMON STOCKS – 89.9%

Brazil – 0.2%

Banks – 0.1%

NU Holdings Ltd., Class A*	1,032	$11,435

Broadline Retail—0.1%

MercadoLibre, Inc.*	10	15,953
Total Brazil		27,388

China – 0.1%

Hotels, Restaurants & Leisure – 0.0%

Yum China Holdings, Inc.	120	5,147

Semiconductors & Semiconductor Equipment – 0.1%

NXP Semiconductors NV	73	18,230
Total China		23,377

Ireland – 0.0%

Trading Companies & Distributors – 0.0%

AerCap Holdings NV*	47	3,627

Israel – 0.0%

Software – 0.0%

Check Point Software Technologies Ltd.*	22	3,529

South Korea – 0.1%

Broadline Retail – 0.1%

Coupang, Inc.*	516	9,556

United Kingdom – 0.0%

Beverages – 0.0%

Coca-Cola Europacific Partners PLC	50	3,432

United States – 89.5%

Aerospace & Defense – 1.3%

Axon Enterprise, Inc.*	17	5,225

Boeing Co.*	185	37,688

General Dynamics Corp.	87	23,773

Howmet Aerospace, Inc.	102	6,788

L3Harris Technologies, Inc.	51	10,795

Lockheed Martin Corp.	86	36,829

Northrop Grumman Corp.	45	20,746

RTX Corp.	473	42,414

Textron, Inc.	66	5,878

TransDigm Group, Inc.	14	16,488

Total Aerospace & Defense		206,624

Air Freight & Logistics – 0.4%

Expeditors International of Washington, Inc.	53	6,339

FedEx Corp.	73	18,175

United Parcel Service, Inc., Class B	236	34,989

Total Air Freight & Logistics		59,503

Automobile Components – 0.1%

Aptiv PLC*	125	9,936

Automobiles – 1.4%

Ford Motor Co.	1,073	13,348

General Motors Co.	437	17,908

Rivian Automotive, Inc., Class A*	349	3,951

Tesla, Inc.*	928	187,345

Total Automobiles		222,552

Banks – 2.9%

Bank of America Corp.	1,975	68,177

Citigroup, Inc.	646	35,846

Citizens Financial Group, Inc.	386	12,116

Fifth Third Bancorp	348	11,950

First Citizens BancShares, Inc., Class A	4	6,295

Huntington Bancshares, Inc.	567	7,394

JPMorgan Chase & Co.	968	180,106

M&T Bank Corp.	40	5,590

PNC Financial Services Group, Inc.	163	23,994

Regions Financial Corp.	293	5,459

Truist Financial Corp.	263	9,200

U.S. Bancorp	381	15,987

Wells Fargo & Co.	1,238	68,820

Total Banks		450,934

Beverages – 1.3%

Brown-Forman Corp., Class B	112	6,746

Coca-Cola Co.	1,345	80,727

Constellation Brands, Inc., Class A	64	15,905

Keurig Dr. Pepper, Inc.	348	10,408

Molson Coors Beverage Co., Class B	78	4,869

Monster Beverage Corp.*	230	13,593

PepsiCo, Inc.	408	67,459

Total Beverages		199,707

Biotechnology – 1.7%

AbbVie, Inc.	562	98,940

Alnylam Pharmaceuticals, Inc.*	26	3,928

Amgen, Inc.	171	46,825

Biogen, Inc.*	41	8,897

BioMarin Pharmaceutical, Inc.*	59	5,090

Exact Sciences Corp.*	52	2,992

Gilead Sciences, Inc.	374	26,965

Incyte Corp.*	55	3,210

Moderna, Inc.*	33	3,044

Regeneron Pharmaceuticals, Inc.*	30	28,983

Sarepta Therapeutics, Inc.*	19	2,430

Vertex Pharmaceuticals, Inc.*	72	30,293

Total Biotechnology		261,597

Broadline Retail – 3.5%

Amazon.com, Inc.*	3,069	542,476

eBay, Inc.	139	6,572

Total Broadline Retail		549,048

Building Products – 0.4%

Builders FirstSource, Inc.*	29	5,660

Carlisle Cos., Inc.	19	6,650

Carrier Global Corp.	175	9,727

Johnson Controls International PLC	228	13,514

Lennox International, Inc.	7	3,298

Masco Corp.	92	7,062

Owens Corning	19	2,846

Trane Technologies PLC	62	17,482

Total Building Products		66,239

See Notes to Financial Statements.

WisdomTree Trust	153

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 29, 2024

Investments	Shares	Value

Capital Markets – 2.8%

Ameriprise Financial, Inc.	29	$11,813

Ares Management Corp., Class A	36	4,775

Bank of New York Mellon Corp.	265	14,864

BlackRock, Inc.	48	38,944

Blackstone, Inc.	274	35,023

Charles Schwab Corp.	364	24,308

CME Group, Inc.	122	26,883

Coinbase Global, Inc., Class A*	75	15,267

FactSet Research Systems, Inc.	14	6,476

Goldman Sachs Group, Inc.	112	43,574

Intercontinental Exchange, Inc.	199	27,545

KKR & Co., Inc.	268	26,334

LPL Financial Holdings, Inc.	31	8,304

Moody’s Corp.	55	20,868

Morgan Stanley	417	35,879

MSCI, Inc.	28	15,707

Nasdaq, Inc.	123	6,913

Northern Trust Corp.	42	3,449

Raymond James Financial, Inc.	84	10,107

S&P Global, Inc.	109	46,693

State Street Corp.	123	9,069

T Rowe Price Group, Inc.	59	6,688

Total Capital Markets		439,483

Chemicals – 1.4%

Air Products & Chemicals, Inc.	72	16,851

Albemarle Corp.	19	2,619

Celanese Corp.	41	6,231

CF Industries Holdings, Inc.	61	4,924

Corteva, Inc.	254	13,594

Dow, Inc.	206	11,511

DuPont de Nemours, Inc.	167	11,555

Ecolab, Inc.	88	19,786

International Flavors & Fragrances, Inc.	96	7,248

Linde PLC	164	73,606

LyondellBasell Industries NV, Class A	98	9,827

PPG Industries, Inc.	83	11,753

Sherwin-Williams Co.	83	27,559

Total Chemicals		217,064

Commercial Services & Supplies – 0.6%

Cintas Corp.	30	18,858

Copart, Inc.*	253	13,447

Republic Services, Inc.	76	13,954

Rollins, Inc.	141	6,214

Waste Connections, Inc.	94	15,645

Waste Management, Inc.	120	24,678

Total Commercial Services & Supplies		92,796

Communications Equipment – 0.7%

Arista Networks, Inc.*	80	22,203

Cisco Systems, Inc.	1,295	62,639

Motorola Solutions, Inc.	51	16,850

Total Communications Equipment		101,692

Construction & Engineering – 0.1%

Quanta Services, Inc.	35	8,453

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	17	9,821

Vulcan Materials Co.	37	9,837

Total Construction Materials		19,658

Consumer Finance – 0.5%

American Express Co.	211	46,298

Capital One Financial Corp.	139	19,128

Discover Financial Services	99	11,949

Total Consumer Finance		77,375

Consumer Staples Distribution & Retail – 1.6%

Albertsons Cos., Inc., Class A	209	4,238

Costco Wholesale Corp.	149	110,840

Dollar General Corp.	15	2,180

Dollar Tree, Inc.*	87	12,761

Kroger Co.	202	10,021

Sysco Corp.	167	13,522

Target Corp.	64	9,787

Walgreens Boots Alliance, Inc.	35	744

Walmart, Inc.	1,461	85,629

Total Consumer Staples Distribution & Retail		249,722

Containers & Packaging – 0.2%

Amcor PLC	515	4,666

Avery Dennison Corp.	30	6,496

Ball Corp.	80	5,121

International Paper Co.	139	4,915

Packaging Corp. of America	31	5,617

Total Containers & Packaging		26,815

Distributors – 0.1%

Genuine Parts Co.	43	6,418

LKQ Corp.	112	5,856

Pool Corp.	13	5,176

Total Distributors		17,450

Diversified REITs – 0.0%

WP Carey, Inc.	32	1,803

Diversified Telecommunication Services – 0.6%

AT&T, Inc.	2,288	38,736

Verizon Communications, Inc.	1,321	52,866

Total Diversified Telecommunication Services		91,602
Electric Utilities – 1.1%

Alliant Energy Corp.	98	4,680

American Electric Power Co., Inc.	121	10,308

Constellation Energy Corp.	86	14,487

Duke Energy Corp.	270	24,794

Edison International	129	8,775

Entergy Corp.	58	5,891

Evergy, Inc.	95	4,706

Eversource Energy	24	1,409

Exelon Corp.	240	8,602

FirstEnergy Corp.	189	6,919

NextEra Energy, Inc.	584	32,231

See Notes to Financial Statements.

154	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 29, 2024

Investments	Shares	Value

PG&E Corp.	871	$14,537

PPL Corp.	277	7,304

Southern Co.	358	24,075

Xcel Energy, Inc.	205	10,801

Total Electric Utilities		179,519
Electrical Equipment – 0.6%

AMETEK, Inc.	68	12,252

Eaton Corp. PLC	127	36,703

Emerson Electric Co.	197	21,050

Hubbell, Inc.	11	4,187

Rockwell Automation, Inc.	33	9,408

Vertiv Holdings Co., Class A	84	5,680

Total Electrical Equipment		89,280
Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp., Class A	176	19,226

CDW Corp.	37	9,110

Corning, Inc.	372	11,993

Jabil, Inc.	24	3,458

Keysight Technologies, Inc.*	67	10,338

TE Connectivity Ltd.	102	14,643

Teledyne Technologies, Inc.*	15	6,409

Trimble, Inc.*	100	6,119

Zebra Technologies Corp., Class A*	14	3,913

Total Electronic Equipment, Instruments & Components		85,209
Energy Equipment & Services – 0.3%

Baker Hughes Co.	288	8,522

Halliburton Co.	272	9,539

Schlumberger NV	455	21,990

Total Energy Equipment & Services		40,051
Entertainment – 1.3%

Electronic Arts, Inc.	86	11,995

Liberty Media Corp.-Liberty Formula One, Class C*	79	5,748

Live Nation Entertainment, Inc.*	63	6,110

Netflix, Inc.*	141	85,012

ROBLOX Corp., Class A*	208	8,299

Spotify Technology SA*	45	11,539

Take-Two Interactive Software, Inc.*	57	8,375

Walt Disney Co.	526	58,691

Warner Bros Discovery, Inc.*	755	6,636

Total Entertainment		202,405
Financial Services – 3.8%

Apollo Global Management, Inc.	136	15,205

Berkshire Hathaway, Inc., Class B*	552	225,989

Block, Inc.*	70	5,563

Fidelity National Information Services, Inc.	136	9,410

Fiserv, Inc.*	194	28,958

FleetCor Technologies, Inc.*	22	6,144

Global Payments, Inc.	96	12,451

Mastercard, Inc., Class A	277	131,509

PayPal Holdings, Inc.*	248	14,964

Visa, Inc., Class A	536	151,495

Total Financial Services		601,688
Food Products – 0.6%

Archer-Daniels-Midland Co.	193	10,250

Bunge Global SA	52	4,907

Conagra Brands, Inc.	94	2,640

General Mills, Inc.	188	12,066

Hershey Co.	22	4,134

Hormel Foods Corp.	99	3,497

JM Smucker Co.	20	2,403

Kellanova	70	3,860

Kraft Heinz Co.	277	9,773

Lamb Weston Holdings, Inc.	50	5,110

McCormick & Co., Inc., Non-Voting Shares	55	3,787

Mondelez International, Inc., Class A	438	32,005

Tyson Foods, Inc., Class A	98	5,316

Total Food Products		99,748
Gas Utilities – 0.0%

Atmos Energy Corp.	53	5,984
Ground Transportation – 1.1%

CSX Corp.	814	30,883

JB Hunt Transport Services, Inc.	30	6,189

Norfolk Southern Corp.	77	19,510

Old Dominion Freight Line, Inc.	28	12,390

Uber Technologies, Inc.*	648	51,516

Union Pacific Corp.	206	52,260

Total Ground Transportation		172,748
Health Care Equipment & Supplies – 2.0%

Abbott Laboratories	536	63,591

Align Technology, Inc.*	3	907

Baxter International, Inc.	114	4,665

Becton Dickinson & Co.	100	23,555

Boston Scientific Corp.*	436	28,868

Cooper Cos., Inc.	68	6,365

Dexcom, Inc.*	151	17,376

Edwards Lifesciences Corp.*	112	9,505

GE HealthCare Technologies, Inc.	59	5,385

Hologic, Inc.*	77	5,683

IDEXX Laboratories, Inc.*	26	14,956

Intuitive Surgical, Inc.*	103	39,717

Medtronic PLC	333	27,759

ResMed, Inc.	7	1,216

STERIS PLC	34	7,919

Stryker Corp.	122	42,586

Zimmer Biomet Holdings, Inc.	103	12,809

Total Health Care Equipment & Supplies		312,862

Health Care Providers & Services – 2.4%

Cardinal Health, Inc.	90	10,078

Cencora, Inc.	48	11,309

Centene Corp.*	157	12,314

Cigna Group	102	34,286

CVS Health Corp.	448	33,318

Elevance Health, Inc.	78	39,097

HCA Healthcare, Inc.	67	20,884

Humana, Inc.	36	12,612

See Notes to Financial Statements.

WisdomTree Trust	155

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 29, 2024

Investments	Shares	Value

Laboratory Corp. of America Holdings	33	$7,122

McKesson Corp.	44	22,942

Molina Healthcare, Inc.*	19	7,484

Quest Diagnostics, Inc.	44	5,495

UnitedHealth Group, Inc.	308	152,029

Total Health Care Providers & Services		368,970

Health Care REITs – 0.1%

Ventas, Inc.	145	6,132

Welltower, Inc.	174	16,036

Total Health Care REITs		22,168

Health Care Technology – 0.1%

Veeva Systems, Inc., Class A*	57	12,854

Hotel & Resort REITs – 0.0%

Host Hotels & Resorts, Inc.	292	6,056

Hotels, Restaurants & Leisure – 1.9%

Airbnb, Inc., Class A*	151	23,778

Booking Holdings, Inc.*	11	38,157

Carnival Corp.*	422	6,693

Chipotle Mexican Grill, Inc.*	9	24,199

Darden Restaurants, Inc.	39	6,658

Domino’s Pizza, Inc.	10	4,483

DoorDash, Inc., Class A*	121	15,073

DraftKings, Inc., Class A*	135	5,848

Expedia Group, Inc.*	45	6,157

Hilton Worldwide Holdings, Inc.	91	18,593

Las Vegas Sands Corp.	134	7,306

Marriott International, Inc., Class A	80	19,990

McDonald’s Corp.	237	69,270

Royal Caribbean Cruises Ltd.*	59	7,278

Starbucks Corp.	386	36,631

Yum! Brands, Inc.	78	10,797

Total Hotels, Restaurants & Leisure		300,911

Household Durables – 0.3%

DR Horton, Inc.	78	11,656

Garmin Ltd.	58	7,966

Lennar Corp., Class A	84	13,315

NVR, Inc.*	1	7,626

PulteGroup, Inc.	52	5,636

Total Household Durables		46,199

Household Products – 1.1%

Church & Dwight Co., Inc.	70	7,008

Clorox Co.	22	3,373

Colgate-Palmolive Co.	283	24,485

Kimberly-Clark Corp.	103	12,481

Procter & Gamble Co.	787	125,086

Total Household Products		172,433

Independent Power & Renewable Electricity Producers – 0.0%

Vistra Corp.	111	6,054

Industrial Conglomerates – 0.7%

3M Co.	124	11,423

General Electric Co.	299	46,910

Honeywell International, Inc.	224	44,516

Total Industrial Conglomerates		102,849

Industrial REITs – 0.2%

Prologis, Inc.	267	35,583

Insurance – 1.8%

Aflac, Inc.	163	13,160

Allstate Corp.	55	8,773

American International Group, Inc.	244	17,785

Aon PLC, Class A	64	20,223

Arch Capital Group Ltd.*	107	9,372

Arthur J Gallagher & Co.	62	15,124

Brown & Brown, Inc.	65	5,474

Chubb Ltd.	131	32,969

Cincinnati Financial Corp.	31	3,534

Everest Group Ltd.	11	4,058

Hartford Financial Services Group, Inc.	102	9,776

Loews Corp.	70	5,259

Markel Group, Inc.*	3	4,477

Marsh & McLennan Cos., Inc.	149	30,138

MetLife, Inc.	228	15,901

Principal Financial Group, Inc.	86	6,954

Progressive Corp.	187	35,448

Prudential Financial, Inc.	125	13,624

Travelers Cos., Inc.	74	16,351

Willis Towers Watson PLC	29	7,906

WR Berkley Corp.	85	7,106

Total Insurance		283,412

Interactive Media & Services – 5.4%

Alphabet, Inc., Class A*	1,950	269,997

Alphabet, Inc., Class C*	1,702	237,905

Match Group, Inc.*	194	6,992

Meta Platforms, Inc., Class A	668	327,407

Pinterest, Inc., Class A*	226	8,294

Total Interactive Media & Services		850,595

IT Services – 1.5%

Accenture PLC, Class A	224	83,951

Akamai Technologies, Inc.*	43	4,770

Cloudflare, Inc., Class A*	96	9,460

Cognizant Technology Solutions Corp., Class A	175	13,828

EPAM Systems, Inc.*	18	5,479

Gartner, Inc.*	21	9,777

International Business Machines Corp.	289	53,474

MongoDB, Inc.*	23	10,294

Okta, Inc.*	63	6,760

Snowflake, Inc., Class A*	130	24,476

VeriSign, Inc.*	34	6,640

Total IT Services		228,909

Life Sciences Tools & Services – 1.2%

Agilent Technologies, Inc.	79	10,851

Avantor, Inc.*	226	5,569

Danaher Corp.	227	57,463

See Notes to Financial Statements.

156	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 29, 2024

Investments	Shares	Value

Illumina, Inc.*	2	$280

IQVIA Holdings, Inc.*	57	14,088

Mettler-Toledo International, Inc.*	7	8,730

Revvity, Inc.	35	3,836

Thermo Fisher Scientific, Inc.	114	65,000

Waters Corp.*	39	13,159

West Pharmaceutical Services, Inc.	21	7,526

Total Life Sciences Tools & Services		186,502

Machinery – 1.6%

Caterpillar, Inc.	154	51,430

Cummins, Inc.	50	13,431

Deere & Co.	91	33,220

Dover Corp.	51	8,434

Fortive Corp.	119	10,131

Graco, Inc.	67	6,114

IDEX Corp.	31	7,313

Illinois Tool Works, Inc.	87	22,807

Ingersoll Rand, Inc.	92	8,402

Nordson Corp.	21	5,579

Otis Worldwide Corp.	151	14,390

PACCAR, Inc.	150	16,634

Parker-Hannifin Corp.	40	21,418

Snap-on, Inc.	21	5,789

Stanley Black & Decker, Inc.	59	5,268

Westinghouse Air Brake Technologies Corp.	67	9,466

Xylem, Inc.	89	11,307

Total Machinery		251,133

Media – 0.6%

Charter Communications, Inc., Class A*	36	10,582

Comcast Corp., Class A	1,386	59,390

Omnicom Group, Inc.	69	6,099

Trade Desk, Inc., Class A*	140	11,960

Total Media		88,031

Metals & Mining – 0.4%

Freeport-McMoRan, Inc.	479	18,111

Newmont Corp.	391	12,219

Nucor Corp.	76	14,615

Reliance, Inc.	13	4,176

Steel Dynamics, Inc.	63	8,430

Total Metals & Mining		57,551

Multi-Utilities – 0.5%

Ameren Corp.	77	5,482

CenterPoint Energy, Inc.	218	5,995

CMS Energy Corp.	107	6,138

Consolidated Edison, Inc.	119	10,378

Dominion Energy, Inc.	134	6,409

DTE Energy Co.	103	11,160

Public Service Enterprise Group, Inc.	162	10,109

Sempra	190	13,414

WEC Energy Group, Inc.	92	7,221

Total Multi-Utilities		76,306

Office REITs – 0.0%

Alexandria Real Estate Equities, Inc.	33	4,116

Oil, Gas & Consumable Fuels – 3.1%

APA Corp.	103	3,068

Cheniere Energy, Inc.	68	10,554

Chevron Corp.	528	80,261

ConocoPhillips	389	43,778

Coterra Energy, Inc.	227	5,852

Devon Energy Corp.	145	6,389

Diamondback Energy, Inc.	63	11,499

EOG Resources, Inc.	189	21,633

EQT Corp.	153	5,684

Exxon Mobil Corp.	1,317	137,653

Hess Corp.	77	11,223

Kinder Morgan, Inc.	719	12,503

Marathon Oil Corp.	233	5,650

Marathon Petroleum Corp.	117	19,800

Occidental Petroleum Corp.	229	13,880

ONEOK, Inc.	201	15,099

Phillips 66	146	20,807

Pioneer Natural Resources Co.	64	15,052

Targa Resources Corp.	56	5,502

Texas Pacific Land Corp.	3	4,726

Valero Energy Corp.	118	16,692

Williams Cos., Inc.	413	14,843

Total Oil, Gas & Consumable Fuels		482,148

Passenger Airlines – 0.1%

Delta Air Lines, Inc.	223	9,426

Southwest Airlines Co.	81	2,776

United Airlines Holdings, Inc.*	88	4,003

Total Passenger Airlines		16,205

Personal Care Products – 0.0%

Estee Lauder Cos., Inc., Class A	11	1,634

Pharmaceuticals – 3.5%

Bristol-Myers Squibb Co.	351	17,813

Eli Lilly & Co.	260	195,957

Johnson & Johnson	848	136,850

Merck & Co., Inc.	807	102,610

Pfizer, Inc.	1,756	46,640

Royalty Pharma PLC, Class A	358	10,862

Viatris, Inc.	517	6,395

Zoetis, Inc.	158	31,336

Total Pharmaceuticals		548,463

Professional Services – 0.7%

Automatic Data Processing, Inc.	132	33,149

Booz Allen Hamilton Holding Corp.	28	4,136

Broadridge Financial Solutions, Inc.	41	8,347

Equifax, Inc.	36	9,849

Jacobs Solutions, Inc.	40	5,866

Leidos Holdings, Inc.	56	7,160

Paychex, Inc.	110	13,488

Paycom Software, Inc.	31	5,654

See Notes to Financial Statements.

WisdomTree Trust	157

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 29, 2024

Investments	Shares	Value

SS&C Technologies Holdings, Inc.	80	$5,101

TransUnion	76	5,900

Verisk Analytics, Inc.	40	9,676

Total Professional Services		108,326

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	112	10,292

CoStar Group, Inc.*	136	11,836

Total Real Estate Management & Development		22,128

Residential REITs – 0.2%

AvalonBay Communities, Inc.	51	9,028

Equity Residential	114	6,864

Essex Property Trust, Inc.	25	5,785

Invitation Homes, Inc.	213	7,257

Mid-America Apartment Communities, Inc.	31	3,896

Sun Communities, Inc.	25	3,344

Total Residential REITs		36,174

Retail REITs – 0.2%

Realty Income Corp.	154	8,025

Simon Property Group, Inc.	111	16,444

Total Retail REITs		24,469

Semiconductors & Semiconductor Equipment – 8.4%

Advanced Micro Devices, Inc.*	545	104,929

Analog Devices, Inc.	163	31,267

Applied Materials, Inc.	266	53,631

Broadcom, Inc.	136	176,867

Enphase Energy, Inc.*	7	889

Entegris, Inc.	54	7,255

First Solar, Inc.*	26	4,001

Intel Corp.	1,304	56,137

KLA Corp.	42	28,656

Lam Research Corp.	43	40,345

Marvell Technology, Inc.	267	19,133

Microchip Technology, Inc.	184	15,482

Micron Technology, Inc.	362	32,801

Monolithic Power Systems, Inc.	17	12,241

NVIDIA Corp.	754	596,504

ON Semiconductor Corp.*	128	10,102

QUALCOMM, Inc.	360	56,804

Skyworks Solutions, Inc.	62	6,505

Teradyne, Inc.	56	5,801

Texas Instruments, Inc.	303	50,701

Total Semiconductors & Semiconductor Equipment		1,310,051

Software – 10.5%

Adobe, Inc.*	136	76,198

ANSYS, Inc.*	30	10,025

Atlassian Corp., Class A*	50	10,371

Autodesk, Inc.*	92	23,752

Bentley Systems, Inc., Class B	54	2,774

Cadence Design Systems, Inc.*	80	24,350

Crowdstrike Holdings, Inc., Class A*	84	27,229

Datadog, Inc., Class A*	112	14,724

Fair Isaac Corp.*	7	8,889

Fortinet, Inc.*	259	17,899

HubSpot, Inc.*	11	6,807

Intuit, Inc.	92	60,986

Microsoft Corp.	2,420	1,001,009

Oracle Corp.	425	47,464

Palantir Technologies, Inc., Class A*	637	15,976

Palo Alto Networks, Inc.*	103	31,987

PTC, Inc.*	29	5,307

Roper Technologies, Inc.	29	15,797

Salesforce, Inc.*	344	106,234

ServiceNow, Inc.*	69	53,222

Splunk, Inc.*	53	8,280

Synopsys, Inc.*	47	26,965

Tyler Technologies, Inc.*	17	7,431

Workday, Inc., Class A*	72	21,216

Zoom Video Communications, Inc., Class A*	205	14,500

Zscaler, Inc.*	41	9,921

Total Software		1,649,313

Specialized REITs – 1.0%

American Tower Corp.	162	32,215

Crown Castle, Inc.	210	23,087

Digital Realty Trust, Inc.	103	15,122

Equinix, Inc.	30	26,665

Extra Space Storage, Inc.	35	4,934

Gaming & Leisure Properties, Inc.	108	4,912

Iron Mountain, Inc.	105	8,257

Public Storage	43	12,206

SBA Communications Corp.	22	4,603

VICI Properties, Inc.	336	10,057

Weyerhaeuser Co.	232	7,976

Total Specialized REITs		150,034

Specialty Retail – 1.9%

AutoZone, Inc.*	4	12,024

Best Buy Co., Inc.	87	7,037

CarMax, Inc.*	66	5,214

Home Depot, Inc.	348	132,452

Lowe’s Cos., Inc.	197	47,412

O’Reilly Automotive, Inc.*	19	20,661

Ross Stores, Inc.	108	16,088

TJX Cos., Inc.	365	36,186

Tractor Supply Co.	36	9,155

Ulta Beauty, Inc.*	20	10,971

Total Specialty Retail		297,200

Technology Hardware, Storage & Peripherals – 5.8%

Apple, Inc.	4,789	865,612

Dell Technologies, Inc., Class C	79	7,478

Hewlett Packard Enterprise Co.	459	6,991

HP, Inc.	299	8,471

NetApp, Inc.	70	6,238

Western Digital Corp.*	120	7,136

Total Technology Hardware, Storage & Peripherals		901,926

See Notes to Financial Statements.

158	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 29, 2024

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 0.3%

Lululemon Athletica, Inc.*	37	$17,283

NIKE, Inc., Class B	354	36,791

Total Textiles, Apparel & Luxury Goods		54,074

Tobacco – 0.4%

Altria Group, Inc.	492	20,128

Philip Morris International, Inc.	411	36,973

Total Tobacco		57,101

Trading Companies & Distributors – 0.3%

Fastenal Co.	200	14,602

United Rentals, Inc.	20	13,865

WW Grainger, Inc.	12	11,682

Total Trading Companies & Distributors		40,149

Water Utilities – 0.0%

American Water Works Co., Inc.	62	7,350

Wireless Telecommunication Services – 0.2%

T-Mobile U.S., Inc.	199	32,497
Total United States		13,999,421

TOTAL INVESTMENTS IN SECURITIES – 89.9% (Cost: $11,254,544)		14,070,330

Other Assets less Liabilities – 10.1%		1,579,985

NET ASSETS – 100.0%		$15,650,315
*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	66	4/26/24	$13,561,020	$129,099

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$14,070,330	$—	$—	$14,070,330
Total Investments in Securities	$14,070,330	$—	$—	$14,070,330
Financial Derivative Instruments
Futures Contracts[1]	$129,099	$—	$—	$129,099
Total – Net	$14,199,429	$—	$—	$14,199,429
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	159

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

February 29, 2024

Investments	Shares	Value

COMMON STOCKS – 88.9%

Australia – 12.0%

De Grey Mining Ltd.*	37,805	$31,140

Evolution Mining Ltd.	63,002	121,020

Genesis Minerals Ltd.*	6,008	5,986

Gold Road Resources Ltd.	29,883	28,798

Northern Star Resources Ltd.	40,480	340,026

OceanaGold Corp.	22,122	36,697

Perseus Mining Ltd.	43,626	49,854

Ramelius Resources Ltd.	28,229	26,561

Regis Resources Ltd.*	26,375	31,171

Silver Lake Resources Ltd.*	30,156	21,207

St. Barbara Ltd.*(a)	23,022	2,249

West African Resources Ltd.*	30,202	17,306

Westgold Resources Ltd.*	15,038	19,192

Total Australia		731,207

Brazil – 4.2%

Wheaton Precious Metals Corp.(a)	6,186	254,801

Canada – 38.9%

Agnico Eagle Mines Ltd.(a)	8,225	395,293

Alamos Gold, Inc., Class A	13,306	157,144

B2Gold Corp.	35,817	85,961

Barrick Gold Corp.	36,529	535,515

Centerra Gold, Inc.	7,195	36,125

Dundee Precious Metals, Inc.	6,413	43,404

Equinox Gold Corp.*(a)	9,395	38,050

Franco-Nevada Corp.	3,717	389,390

GoGold Resources, Inc.*(a)	9,193	6,710

IAMGOLD Corp.*	15,964	41,506

K92 Mining, Inc.*	7,673	31,736

Kinross Gold Corp.	42,490	208,201

Lundin Gold, Inc.	2,733	31,857

New Gold, Inc.*	23,037	28,566

Osisko Gold Royalties Ltd.	5,309	77,458

Pan American Silver Corp.	12,361	153,400

Sandstorm Gold Ltd.(a)	6,514	27,098

SSR Mining, Inc.	7,189	30,913

Torex Gold Resources, Inc.*	2,920	30,570

Wesdome Gold Mines Ltd.*	4,597	30,673

Total Canada		2,379,570

China – 2.9%

Shandong Gold Mining Co. Ltd., Class A	9,700	29,200

Zhaojin Mining Industry Co. Ltd., Class H	45,500	47,367

Zijin Mining Group Co. Ltd., Class A	56,200	102,256

Total China		178,823

Peru – 1.9%

Cia de Minas Buenaventura SAA, ADR	7,767	117,282

Russia – 0.0%

Petropavlovsk PLC*†	40,769	0

Polymetal International PLC*†	4,821	0

Total Russia		0

South Africa – 6.6%

Gold Fields Ltd., ADR(a)	22,820	297,573

Harmony Gold Mining Co. Ltd., ADR(a)	18,213	103,996

Total South Africa		401,569

Turkey – 1.0%

Eldorado Gold Corp.*(a)	6,197	64,387

United Kingdom – 7.3%

Anglogold Ashanti PLC	14,147	263,276

Centamin PLC	37,902	43,294

Endeavour Mining PLC	6,240	102,639

Fresnillo PLC	6,255	36,032

Total United Kingdom		445,241

United States – 14.1%

Argonaut Gold, Inc.*	10,559	1,790

Coeur Mining, Inc.*	8,820	22,844

Newmont Corp.	14,966	467,687
Newmont Corp., CDI	6,146	184,051
Royal Gold, Inc.	1,817	186,479

Total United States		862,851
TOTAL COMMON STOCKS (Cost: $6,738,214)		5,435,731

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.0%

United States – 9.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b)
(Cost: $546,125)	546,125	546,125

TOTAL INVESTMENTS IN SECURITIES – 97.9% (Cost: $7,284,339)		5,981,856

Other Assets less Liabilities – 2.1%		131,199

NET ASSETS – 100.0%		$6,113,055
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at February 29, 2024 (See Note 2). At February 29, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $940,439 and the total market value of the collateral held by the Fund was $952,130. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $406,005.

(b)	Rate shown represents annualized 7-day yield as of February 29, 2024.

See Notes to Financial Statements.

160	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

February 29, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	26	4/26/24	$5,342,220	$50,869

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	5,435,731	—	—		5,435,731
Investment of Cash Collateral for Securities Loaned	—	546,125	—		546,125
Total Investments in Securities	$5,435,731	$546,125	$0		$5,981,856
Financial Derivative Instruments
Futures Contracts[1]	$50,869	$—	$—		$50,869
Total – Net	$5,486,600	$546,125	$0		$6,032,725
*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	161

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

February 29, 2024

Investments	Principal Amount		Value

U.S. GOVERNMENT OBLIGATIONS – 76.6%

U.S. Treasury Bill – 76.6%
5.33%, 8/8/24*

(Cost: $89,903,831)	$92,000,000		$89,903,832
	Shares

EXCHANGE-TRADED FUND – 4.6%

United States – 4.6%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $5,404,443)	107,600		5,412,280

TOTAL INVESTMENTS IN SECURITIES – 81.2% (Cost: $95,308,274)		95,316,112

Other Assets less Liabilities – 18.8%		22,086,729

NET ASSETS – 100.0%		$117,402,841
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 29, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$7,481,128	$—	$2,059,789	$(244)	$(8,815)	$5,412,280	$183,479

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	153	3/18/24	$(8,404,367)	$158,981
Aluminum	1	12/16/24	(57,894)	(1,188)
Copper	20	12/15/25	(4,283,500)	73,069
Nickel	43	3/18/24	(4,571,631)	(426,915)
Zinc	84	3/18/24	(5,025,825)	109,313
Zinc	1	7/15/24	(60,969)	(116)
			$(22,404,186)	$(86,856)

Long Exposure
Aluminum	153	3/18/24	$8,404,366	$220,773
Aluminum	100	12/16/24	5,789,425	(2,075)
Bitcoin	14	3/28/24	4,393,200	711,587
Brent Crude	147	9/30/24	11,492,460	649,740
Cattle Feeder	6	8/29/24	799,950	(11,225)
Cocoa	68	5/15/24	4,113,320	1,472,200
Coffee “C”	42	5/20/24	2,903,513	(55,125)
Copper	63	12/15/25	13,493,025	(102,375)
Corn	243	9/13/24	5,470,537	(669,988)
Cotton No. 2	25	12/6/24	1,047,625	12,625
Gasoline RBOB	47	11/29/24	4,074,139	232,466
Gold 100 Ounce	56	6/26/24	11,617,760	288,280
HRW Wheat	47	7/12/24	1,349,488	(82,838)
Lean Hogs	49	4/12/24	1,697,850	178,360
Live Cattle	40	6/28/24	2,899,600	(125,480)
Low Sulphur Gasoil	67	4/11/24	5,401,875	551,075
Natural Gas	112	3/26/24	2,083,200	(1,838,690)
Nickel	43	3/18/24	4,571,631	301,473
Nickel	30	7/15/24	3,247,920	330,750
NY Harbor ULSD	45	5/31/24	4,832,163	378,143
Platinum	42	4/26/24	1,856,400	(75,180)
Silver	47	5/29/24	5,377,975	(65,095)
Soybeans	90	11/14/24	5,099,625	(551,588)

See Notes to Financial Statements.

162	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

February 29, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Sugar No. 11	136	4/30/24	$3,303,821	$(217,918)
Tin	14	6/17/24	1,862,070	(70)
Wheat	108	7/12/24	3,127,950	(263,250)
WTI Crude Oil	150	1/21/25	10,822,500	510,660
Zinc	84	3/18/24	5,025,825	(28,881)
Zinc	58	7/15/24	3,536,187	37,700
			$139,695,400	$1,786,054
Total – Net			$117,291,214	$1,699,198

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$89,903,832	$—	$89,903,832
Exchange-Traded Fund	5,412,280	—	—	5,412,280
Total Investments in Securities	$5,412,280	$89,903,832	$—	$95,316,112
Financial Derivative Instruments
Futures Contracts[1]	$6,217,195	$—	$—	$6,217,195
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(4,517,997)	$—	$—	$(4,517,997)
Total – Net	$7,111,478	$89,903,832	$—	$97,015,310
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	163

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 29, 2024

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 82.7%

U.S. Treasury Bill – 82.7%
5.33%, 8/8/24*

(Cost: $170,181,015)	$174,148,000	$170,180,135
	Shares

EXCHANGE-TRADED FUND – 4.1%

United States – 4.1%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $8,470,909)	168,615	8,481,335

TOTAL INVESTMENTS IN SECURITIES – 86.8% (Cost: $178,651,924)		178,661,470

Other Assets less Liabilities – 13.2%		27,281,012

NET ASSETS – 100.0%		$205,942,482
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 29, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$6,808,787	$1,680,870	$—	$—	$(8,322)	$8,481,335	$202,541

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Corn	231	5/14/24	$(4,960,725)	$274,425
HRW Wheat	168	5/14/24	(4,932,900)	214,163
Lead	96	3/18/24	(4,972,800)	152,019
Natural Gas	250	3/26/24	(4,650,000)	535,000
Nickel	54	3/18/24	(5,741,118)	(597,036)
			$(25,257,543)	$578,571

Long Exposure
10 Year U.S. Treasury Note	59	6/18/24	$6,515,813	$(56,156)
Bitcoin	14	3/28/24	4,393,200	711,587
Brent Crude	68	3/28/24	5,569,880	284,240
Cattle Feeder	43	3/28/24	5,353,500	134,375
E-Mini Russell 2000 Index	161	3/15/24	16,561,265	1,259,268
Euro Stoxx 50 Index	315	3/15/24	16,682,538 ^	1,342,164
Gasoline RBOB	52	3/28/24	5,636,904	333,060
Gold 100 Ounce	25	4/26/24	5,136,750	29,430
Lean Hogs	156	4/12/24	5,405,400	276,120
Live Cattle	71	4/30/24	5,263,940	85,200
Low Sulphur Gasoil	67	4/11/24	5,401,875	165,825
Nikkei 225 Index	65	6/13/24	16,937,262 ^	1,252,489
NY Harbor ULSD	48	3/28/24	5,342,198	(20,160)
S&P 500 E-Mini Index	64	3/15/24	16,332,000	1,451,648
S&P/TSX 60 Index	84	3/14/24	15,985,609 ^	735,310
U.S. Dollar Index	191	3/18/24	19,882,718	(42,345)

See Notes to Financial Statements.

164	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 29, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond	54	6/18/24	$6,439,500	$(50,469)
Zinc	85	3/18/24	5,085,656	(29,863)
			$167,926,008	$7,861,723
Total – Net			$142,668,465	$8,440,294
^	Notional value has been converted to USD using the relevant foreign exchange rate as of February 29, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$170,180,135	$—	$170,180,135
Exchange-Traded Fund	8,481,335	—	—	8,481,335
Total Investments in Securities	$8,481,335	$170,180,135	$—	$178,661,470
Financial Derivative Instruments
Futures Contracts[1]	$9,236,323	$—	$—	$9,236,323
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(796,029)	$—	$—	$(796,029)
Total – Net	$16,921,629	$170,180,135	$—	$187,101,764
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	165

Schedule of Investments (unaudited)

WisdomTree PutWrite Strategy Fund (PUTW)

February 29, 2024

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 95.2%

U.S. Treasury Bills – 95.2%
5.52%, 3/21/24*	$36,857,000	$36,748,784
5.34%, 4/18/24*	47,800,000	47,464,444
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $84,217,279)		84,213,228
	Shares	Value

EXCHANGE-TRADED FUND – 4.3%

United States – 4.3%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $3,801,033)	75,814	$3,813,444

TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $88,018,312)		88,026,672

Other Assets less Liabilities – 0.5%		459,809

NET ASSETS – 100.0%		$88,486,481
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 29, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$4,025,438	$828,823	$1,036,328	$(1,286)	$(3,203)	$3,813,444	$101,556

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
SPDR S&P 500 ETF Trust	(898)	$(45,708,200)	$509	3/15/2024	$(927,634)	$460,674	$(466,960)
SPDR S&P 500 ETF Trust	(891)	(45,886,500)	515	4/5/2024	(948,915)	47,223	(901,692)
					$(1,876,549)	$507,897	$(1,368,652)
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$84,213,228	$—	$84,213,228
Exchange-Traded Fund	3,813,444	—	—	3,813,444
Total Investments in Securities	$3,813,444	$84,213,228	$—	$88,026,672
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(1,368,652)	$—	$(1,368,652)
Total – Net	$3,813,444	$82,844,576	$—	$86,658,020
[1]	Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

166	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

February 29, 2024

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 70.8%

U.S. Treasury Bill – 70.8%
5.31%, 8/8/24*
(Cost: $43,588,274)	$44,600,000	$43,583,814

PURCHASED OPTIONS (EXCHANGE-TRADED) – 24.0%

Call Options	Number of Contracts	Notional Amount(a)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation	Value
iShares MSCI EAFE ETF	1,644	$10,357,200	$63	1/17/25	$2,284,108	$346,292	$2,630,400
iShares MSCI Emerging Markets ETF	1,595	5,263,500	33	1/17/25	1,135,113	260,512	1,395,625
iShares Russell 2000 ETF	635	10,350,500	163	1/17/25	2,412,968	676,307	3,089,275
SPDR S&P 500 ETF Trust	636	25,758,000	405	1/17/25	5,966,011	1,717,505	7,683,516
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $11,798,200)							14,798,816

TOTAL INVESTMENTS IN SECURITIES – 94.8% (Cost: $55,386,474)							58,382,630

Other Assets less Liabilities – 5.2%							3,182,176

NET ASSETS – 100.0%							$61,564,806
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Depreciation	Value
SPDR S&P 500 ETF Trust	(636)	$(34,980,000)	$550	1/17/2025	$(357,432)	$(621,372)	$(978,804)
iShares MSCI EAFE ETF	(1,644)	(13,974,000)	85	1/17/2025	(179,196)	(239,202)	(418,398)
iShares MSCI Emerging Markets ETF	(1,595)	(7,018,000)	44	1/17/2025	(153,120)	(76,560)	(229,680)
iShares Russell 2000 ETF	(635)	(13,970,000)	220	1/17/2025	(394,646)	(327,984)	(722,630)
					$(1,084,394)	$(1,265,118)	$(2,349,512)
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$43,583,814	$—	$43,583,814
Purchased Options	—	14,798,816	—	14,798,816
Total Investments in Securities	$—	$58,382,630	$—	$58,382,630
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(2,349,512)	$—	$(2,349,512)
Total – Net	$—	$56,033,118	$—	$56,033,118
[1]	Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	167

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

February 29, 2024

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Bianco Total Return Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
ASSETS:

Investments, at cost	$166,571,569	$4,258,032	$3,655,529	$47,371,885	$86,287,443

Investment in affiliates, at cost (Note 3)	7,359,256	341,394	314,484	—	—

Repurchase agreements, at cost	—	2,240,000	—	—	4,570,000

Foreign currency, at cost	—	—	—	450	1,316,703

Investments in securities, at value[1,2] (Note 2)	166,556,396	4,257,911	3,627,985	45,879,029	77,522,801

Investment in affiliates, at value (Note 3)	7,368,950	342,040	314,476	—	—

Repurchase agreements, at value (Note 2)	—	2,240,000	—	—	4,570,000

Cash	821,837	262,941	185	2,582,146	234,462

Deposits at broker for futures contracts	—	—	—	108,157	—

Foreign currency, at value	—	—	—	483	1,364,060

Unrealized appreciation on foreign currency contracts	1,294,344	24,496	—	—	50,901

Receivables:

Investment securities sold	—	—	13,199	168,795	—

Capital shares sold	—	—	—	3,209,076	—

Securities lending income	—	—	—	761	—

Interest	—	330	—	571,340	1,417,490

Foreign tax reclaims	—	—	—	—	158,489
Total Assets	176,041,527	7,127,718	3,955,845	52,519,787	85,318,203
LIABILITIES:

Unrealized depreciation on foreign currency contracts	346,068	43,074	—	—	82,480

Payables:

Cash collateral received for securities loaned (Note 2)	—	—	—	566,353	—

Investment securities purchased	—	—	12,469	3,793,074	224,099

Advisory fees (Note 3)	65,521	3,040	1,150	21,330	37,104

Service fees (Note 2)	584	25	11	156	297

Net variation margin on futures contracts	—	—	—	1,384	—

Foreign capital gains tax	—	—	—	—	34,331
Total Liabilities	412,173	46,139	13,630	4,382,297	378,311
NET ASSETS	$175,629,354	$7,081,579	$3,942,215	$48,137,490	$84,939,892
NET ASSETS:

Paid-in capital	$201,965,201	$55,175,243	$3,977,162	$64,538,828	$127,020,308

Total distributable earnings (loss)	(26,335,847)	(48,093,664)	(34,947)	(16,401,338)	(42,080,416)
NET ASSETS	$175,629,354	$7,081,579	$3,942,215	$48,137,490	$84,939,892
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	6,750,000	400,000	160,000	750,000	3,100,000
Net asset value per share	$26.02	$17.70	$24.64	$64.18	$27.40
[1] Includes market value of securities out on loan of:	—	—	—	$781,596	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

168	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

February 29, 2024

	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
ASSETS:

Investments, at cost	$17,338,256,386	$174,682,638	$176,102,777	$48,868,575	$1,207,056,851

Repurchase agreements, at cost	—	—	4,400,000	—	—

Foreign currency, at cost	—	—	77	—	455
Investments in securities, at value[1,2] (Note 2)	17,341,949,837	167,424,980	165,429,721	46,583,507	1,180,792,168

Repurchase agreements, at value (Note 2)	—	—	4,400,000	—	—

Cash	243,561	1,516,030	98,455	2,167,258	53,293,333

Deposits at broker for TBA securities	—	—	—	—	542,000

Deposits at broker for futures contracts	—	1,837,042	3,312,320	68,649	1,580,948

Foreign currency, at value	—	—	84	—	454

Receivables:

Investment securities sold	1,589,608,507	—	2,485,019	389,219	3,778,633

Due from broker for TBA sale commitments (Note 2)	—	—	2,126,616	—	—

Capital shares sold	26,653,763	2,181,090	6,250	—	—

Securities lending income	187	11,447	735	—	—

Interest	79,152,315	2,444,599	988,896	148,834	10,098,832

Foreign tax reclaims	—	—	—	—	8,125

Net variation margin on futures contracts	—	—	—	1,289	143,742
Total Assets	19,037,608,170	175,415,188	178,848,096	49,358,756	1,250,238,235
LIABILITIES:

TBA sale commitments, at value[3]	—	—	2,098,884	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	—	13,916,485	569,308	—	—

Investment securities purchased	1,605,053,108	2,183,698	13,002,052	1,882,529	14,462,349

Capital shares redeemed	11,063,826	—	—	—	—

Advisory fees (Note 3)	2,065,767	53,454	28,312	16,927	147,466

Service fees (Note 2)	60,596	547	542	166	4,326

Net variation margin on futures contracts	—	37,327	160,178	—	—

Interest on TBA sale commitments	—	—	2,617	—	—
Total Liabilities	1,618,243,297	16,191,511	15,861,893	1,899,622	14,614,141
NET ASSETS	$17,419,364,873	$159,223,677	$162,986,203	$47,459,134	$1,235,624,094
NET ASSETS:

Paid-in capital	$17,424,527,234	$183,859,409	$184,616,549	$52,878,959	$1,268,805,131

Total distributable earnings (loss)	(5,162,361)	(24,635,732)	(21,630,346)	(5,419,825)	(33,181,037)
NET ASSETS	$17,419,364,873	$159,223,677	$162,986,203	$47,459,134	$1,235,624,094
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	346,377,500	7,300,000	7,400,000	1,100,000	25,500,000
Net asset value per share	$50.29	$21.81	$22.03	$43.14	$48.46
[1] Includes market value of securities out on loan of:	—	$14,330,595	$2,115,844	—	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] TBA sale commitments, proceeds:	—	—	$2,123,999	—	—

See Notes to Financial Statements.

WisdomTree Trust	169

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

February 29, 2024

	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Alternative Income Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
ASSETS:

Investments, at cost	$973,441,749	$43,026,054	$18,146,071	$11,254,544	$7,284,339

Repurchase agreements, at cost	4,980,000	—	—	—	—

Foreign currency, at cost	119	—	—	—	598
Investments in securities, at value[1,2] (Note 2)	912,197,317	42,062,144	17,344,239	14,070,330	5,981,856

Repurchase agreements, at value (Note 2)	4,980,000	—	—	—	—

Cash	1,074,732	11,940	48,007	874,447	292,078

Deposits at broker for futures contracts	—	12,749	—	610,984	346,882

Foreign currency, at value	130	—	—	—	137

Receivables:

Investment securities sold	29,709,002	—	—	—	—

Due from broker for TBA sale commitments (Note 2)	921,301	—	—	—	—

Dividends	—	—	50,138	18,685	8,530

Securities lending income	2,207	5	2,743	—	156

Interest	8,012,380	216,727	—	—	—

Foreign tax reclaims	—	—	—	7	743

Net variation margin on futures contracts	—	563	—	79,200	31,304
Total Assets	956,897,069	42,304,128	17,445,127	15,653,653	6,661,686
LIABILITIES:

Foreign currency due to custodian, at value[4]	—	16	—	—	—

TBA sale commitments, at value[3]	909,156	—	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	2,968,058	—	2,082,329	—	546,125

Investment securities purchased	34,783,549	—	—	—	—

Advisory fees (Note 3)	88,420	4,654	5,991	2,422	2,222

Service fees (Note 2)	3,243	171	53	916	284

Interest on TBA sale commitments	1,139	—	—	—	—
Total Liabilities	38,753,565	4,841	2,088,373	3,338	548,631
NET ASSETS	$918,143,504	$42,299,287	$15,356,754	$15,650,315	$6,113,055
NET ASSETS:

Paid-in capital	$1,072,058,245	$48,212,906	$17,985,249	$13,220,657	$9,146,672

Total distributable earnings (loss)	(153,914,741)	(5,913,619)	(2,628,495)	2,429,658	(3,033,617)
NET ASSETS	$918,143,504	$42,299,287	$15,356,754	$15,650,315	$6,113,055
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	21,300,000	900,000	840,000	550,000	300,000
Net asset value per share	$43.11	$47.00	$18.28	$28.46	$20.38
[1] Includes market value of securities out on loan of:	$4,845,271	$23,557	$2,016,470	—	$940,439
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] TBA sale commitments, proceeds:	$920,162	—	—	—	—
[4] Foreign currency due to custodian, proceeds	$—	$15	$—	$—	$—

See Notes to Financial Statements.

170	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

February 29, 2024

	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree PutWrite Strategy Fund	WisdomTree Target Range Fund
ASSETS:

Investments, at cost	$89,903,831	$170,181,015	$84,217,279	$55,386,474

Investment in affiliates, at cost (Note 3)	5,404,443	8,470,909	3,801,033	—

Foreign currency deposits at broker for futures contracts, at cost	—	6,917,500	—	—

Investments in securities, at value	89,903,832	170,180,135	84,213,228	58,382,630

Investment in affiliates, at value (Note 3)	5,412,280	8,481,335	3,813,444	—

Cash	10,075,242	10,593,045	1,864,189	1,835,911

Cash collateral segregated for written options	—	—	—	3,730,563

Deposits at broker for futures contracts	11,690,520	9,232,481	—	—

Foreign currency deposits at broker for futures contracts, at value	—	6,839,730	—	—

Receivables:

Net variation margin on futures contracts	371,752	720,161	—	—
Total Assets	117,453,626	206,046,887	89,890,861	63,949,104
LIABILITIES:

Written options, at value[1]	—	—	1,368,652	2,349,512

Payables:

Due to broker	—	—	5,134	—

Advisory fees (Note 3)	50,484	103,697	30,287	34,569

Service fees (Note 2)	301	708	307	217
Total Liabilities	50,785	104,405	1,404,380	2,384,298
NET ASSETS	$117,402,841	$205,942,482	$88,486,481	$61,564,806
NET ASSETS:

Paid-in capital	$189,624,649	$245,063,342	$96,073,046	$62,572,126

Total distributable earnings (loss)	(72,221,808)	(39,120,860)	(7,586,565)	(1,007,320)
NET ASSETS	$117,402,841	$205,942,482	$88,486,481	$61,564,806
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	6,750,000	5,650,000	2,700,000	2,650,000
Net asset value per share	$17.39	$36.45	$32.77	$23.23
[1] Premiums received on written options:	—	—	$1,876,549	$1,084,394

See Notes to Financial Statements.

WisdomTree Trust	171

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months or Period Ended February 29, 2024

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Bianco Total Return Fund[1]	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
INVESTMENT INCOME:

Dividends	$—	$—	$7,651	$—	$—

Dividends from affiliates (Note 3)	245,417	11,590	2,283	—	—

Interest	5,305,064	268,844	—	1,169,938	3,053,095

Securities lending income, net (Note 2)	—	—	—	2,649	489

Less: Foreign withholding taxes on interest	—	—	—	(879)	(60,734)
Total investment income	5,550,481	280,434	9,934	1,171,708	2,992,850
EXPENSES:

Advisory fees (Note 3)	516,067	28,441	2,335	122,242	249,848

Service fees (Note 2)	4,541	227	21	896	1,999
Total expenses	520,608	28,668	2,356	123,138	251,847
Expense waivers (Note 3)	(6,790)	(318)	(196)	—	—
Net expenses	513,818	28,350	2,160	123,138	251,847
Net investment income	5,036,663	252,084	7,774	1,048,570	2,741,003
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	4,813	74	(694)	(271,040)	(1,246,346)

Investment transactions in affiliates (Note 3)	(7,692)	(304)	(20)	—	—

In-kind redemptions	—	—	—	17,807	(540,605)

Futures contracts	—	—	—	8,768	—

Foreign currency contracts	3,249,686	(160,162)	—	45	(28,104)

Foreign currency related transactions	—	—	—	—	(43,072)
Net realized gain (loss)	3,246,807	(160,392)	(714)	(244,420)	(1,858,127)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	(5,700)	496	(27,544)	1,612,206	1,109,287

Investment transactions in affiliates (Note 3)	(4,173)	(272)	(8)	—	—

Futures contracts	—	—	—	29,992	—

Foreign currency contracts	(2,993,578)	195,879	—	—	(23,223)

Translation of assets and liabilities denominated in foreign currencies	—	—	—	40	(21,810)
Net increase (decrease) in unrealized appreciation/depreciation	(3,003,451)	196,103	(27,552)	1,642,238	1,064,254
Net realized and unrealized gain (loss) on investments	243,356	35,711	(28,266)	1,397,818	(793,873)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,280,019	$287,795	$(20,492)	$2,446,388	$1,947,130
[1] For the period December 20, 2023 (commencement of operations) through February 29, 2024.
[2] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	—	—	—	—	$(336)
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	—	—	$(8,931)

See Notes to Financial Statements.

172	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended February 29, 2024

	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
INVESTMENT INCOME:

Interest	$497,443,232	$4,976,313	$3,687,061	$624,974	$28,409,791

Payment-in-kind interest	—	—	—	50,625	—

Securities lending income, net (Note 2)	—	83,167	4,555	—	—

Less: Foreign withholding taxes on interest	—	—	(62)	—	—
Total investment income	497,443,232	5,059,480	3,691,554	675,599	28,409,791
EXPENSES:

Advisory fees (Note 3)	13,477,852	328,301	211,771	78,449	895,254

Service fees (Note 2)	395,350	3,359	4,051	767	26,261
Total expenses	13,873,202	331,660	215,822	79,216	921,515
Net investment income	483,570,030	4,727,820	3,475,732	596,383	27,488,276
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,706,517)	(4,668,809)	(3,473,215)	(88,485)	(1,434,654)

In-kind redemptions	1,552,784	(446,652)	(1,477,913)	—	—

Futures contracts	—	567,171	1,086,682	15,576	700,195
Net realized loss	(153,733)	(4,548,290)	(3,864,446)	(72,909)	(734,459)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(2,260,823)	7,893,898	6,027,877	487,441	8,666,996

Futures contracts	—	524,024	964,122	(11,266)	37,249

Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	(1)
Net increase (decrease) in unrealized appreciation/depreciation	(2,260,823)	8,417,922	6,991,999	476,175	8,704,244
Net realized and unrealized gain (loss) on investments	(2,414,556)	3,869,632	3,127,553	403,266	7,969,785
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$481,155,474	$8,597,452	$6,603,285	$999,649	$35,458,061

See Notes to Financial Statements.

WisdomTree Trust	173

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended February 29, 2024

	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Alternative Income Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
INVESTMENT INCOME:

Dividends	$—	$—	$798,573	$89,173	$74,268

Interest	19,084,431	1,680,244	215	20,538	11,516

Securities lending income, net (Note 2)	15,164	177	15,739	—	530

Less: Foreign withholding taxes on interest	(176)	—	—	(33)	(5,129)
Total investment income	19,099,419	1,680,421	814,527	109,678	81,185
EXPENSES:

Advisory fees (Note 3)	534,707	54,011	33,552	13,252	14,896

Service fees (Note 2)	19,606	1,980	295	292	146
Total expenses	554,313	55,991	33,847	13,544	15,042
Net investment income	18,545,106	1,624,430	780,680	96,134	66,143
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(9,859,620)	(1,285,047)	(373,410)	(102,152)	(369,536)

In-kind redemptions	(4,291,349)	(30,288)	—	—	—

Futures contracts	—	(19,620)	—	(2,071)	(47,991)

Foreign currency contracts	—	—	—	—	(2,566)

Foreign currency related transactions	—	—	—	—	2,653
Net realized loss	(14,150,969)	(1,334,955)	(373,410)	(104,223)	(417,440)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	22,920,786	2,598,762	71,725	1,717,809	(227,564)

Futures contracts	—	188	—	289,582	164,048

Foreign currency contracts	—	—	—	—	25

Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	(58)
Net increase (decrease) in unrealized appreciation/depreciation	22,920,786	2,598,950	71,725	2,007,391	(63,549)
Net realized and unrealized gain (loss) on investments	8,769,817	1,263,995	(301,685)	1,903,168	(480,989)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,314,923	$2,888,425	$478,995	$1,999,302	$(414,846)

See Notes to Financial Statements.

174	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended February 29, 2024

	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree PutWrite Strategy Fund	WisdomTree Target Range Fund
INVESTMENT INCOME:

Dividends from affiliates (Note 3)	$183,479	$202,541	$101,556	$—

Interest	3,801,762	4,201,204	2,192,860	1,237,224
Total investment income	3,985,241	4,403,745	2,294,416	1,237,224
EXPENSES:

Advisory fees (Note 3)	420,180	562,118	192,283	215,888

Service fees (Note 2)	3,361	3,805	1,923	1,357
Total expenses	423,541	565,923	194,206	217,245
Expense waivers (Note 3)	(5,073)	(5,495)	(2,799)	—
Net expenses	418,468	560,428	191,407	217,245
Net investment income	3,566,773	3,843,317	2,103,009	1,019,979
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	6,760	(649)	(3,190,144)	3,367,189

Investment transactions in affiliates (Note 3)	(244)	—	(1,286)	—

Futures contracts	(7,386,382)	5,736,051	—	—

Written options	—	—	7,722,912	135,332

Foreign currency related transactions	—	(645)	—	—
Net realized gain (loss)	(7,379,866)	5,734,757	4,531,482	3,502,521

Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	9,209	6,668	(671)	982,032

Investment transactions in affiliates (Note 3)	(8,815)	(8,322)	(3,203)	—

Futures contracts	2,590,719	6,602,947	—	—

Written options	—	—	(628,920)	(1,647,705)

Translation of assets and liabilities denominated in foreign currencies	—	(51,576)	—	—
Net increase (decrease) in unrealized appreciation/depreciation	2,591,113	6,549,717	(632,794)	(665,673)
Net realized and unrealized gain (loss) on investments	(4,788,753)	12,284,474	3,898,688	2,836,848
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,221,980)	$16,127,791	$6,001,697	$3,856,827

See Notes to Financial Statements.

WisdomTree Trust	175

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Emerging Currency Strategy Fund		WisdomTree Bianco Total Return Fund

	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Period December 20, 2023* through February 29, 2024 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,036,663	$11,218,296	$252,084	$313,448	$7,774

Net realized gain (loss) on investments and foreign currency contracts	3,246,807	(12,218,111)	(160,392)	675,222	(714)

Net increase (decrease) in unrealized appreciation/depreciation on investments and foreign currency contracts	(3,003,451)	(3,398,952)	196,103	(317,058)	(27,552)
Net increase (decrease) in net assets resulting from operations	5,280,019	(4,398,767)	287,795	671,612	(20,492)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(11,670,750)	(30,189,364)	(396,000)	(67,060)	(14,455)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	183,601,618	484,884,700	12,573,471	–	3,977,162

Cost of shares redeemed	(198,158,554)	(651,301,859)	(14,222,905)	–	(100)
Net increase (decrease) in net assets resulting from capital share transactions	(14,556,936)	(166,417,159)	(1,649,434)	–	3,977,062
Net Increase (Decrease) in Net Assets	(20,947,667)	(201,005,290)	(1,757,639)	604,552	3,942,115
NET ASSETS:

Beginning of period	$196,577,021	$397,582,311	$8,839,218	$8,234,666	$100

End of period	$175,629,354	$196,577,021	$7,081,579	$8,839,218	$3,942,215
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,300,000	13,800,000	500,000	500,000	4

Shares created	6,800,000	17,450,000	700,000	–	160,000

Shares redeemed	(7,350,000)	(23,950,000)	(800,000)	–	(4)
Shares outstanding, end of period	6,750,000	7,300,000	400,000	500,000	160,000
* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

176	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Corporate Bond Fund		WisdomTree Emerging Markets Local Debt Fund		WisdomTree Floating Rate Treasury Fund

	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,048,570	$2,021,304	$2,741,003	$5,557,587	$483,570,030	$659,329,668

Net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(244,420)	(4,548,889)	(1,858,127)	(5,407,599)	(153,733)	(5,845,074)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,642,238	4,792,493	1,064,254	11,251,873	(2,260,823)	12,928,652
Net increase in net assets resulting from operations	2,446,388	2,264,908	1,947,130	11,401,861	481,155,474	666,413,246
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,161,370)	(2,011,150)	(2,400,000)	(2,924,159)	(483,552,914)	(659,971,821)

Tax return of capital	—	—	—	(1,992,841)	—	—
Total distributions to shareholders	(1,161,370)	(2,011,150)	(2,400,000)	(4,917,000)	(483,552,914)	(659,971,821)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,579,937	—	1,375,639	23,572,731	3,235,657,652	12,398,272,031

Cost of shares redeemed	(3,201,575)	(12,434,694)	(18,684,197)	(14,899,926)	(3,869,793,809)	(2,401,058,039)
Net increase (decrease) in net assets resulting from capital share transactions	6,378,362	(12,434,694)	(17,308,558)	8,672,805	(634,136,157)	9,997,213,992
Net Increase (Decrease) in Net Assets	7,663,380	(12,180,936)	(17,761,428)	15,157,666	(636,533,597)	10,003,655,417
NET ASSETS:

Beginning of period	$40,474,110	$52,655,046	$102,701,320	$87,543,654	$18,055,898,470	$8,052,243,053

End of period	$48,137,490	$40,474,110	$84,939,892	$102,701,320	$17,419,364,873	$18,055,898,470
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	650,000	850,000	3,750,000	3,400,000	358,927,500	160,267,500

Shares created	150,000	—	50,000	900,000	64,280,000	246,370,000

Shares redeemed	(50,000)	(200,000)	(700,000)	(550,000)	(76,830,000)	(47,710,000)
Shares outstanding, end of period	750,000	650,000	3,100,000	3,750,000	346,377,500	358,927,500

See Notes to Financial Statements.

WisdomTree Trust	177

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Interest Rate Hedged High Yield Bond Fund		WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund		WisdomTree Mortgage Plus Bond Fund

	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,727,820	$9,425,008	$3,475,732	$8,968,292	$596,383	$631,093

Net realized gain (loss) on investments and futures contracts	(4,548,290)	(3,349,698)	(3,864,446)	50,514	(72,909)	(1,445,742)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	8,417,922	8,383,950	6,991,999	7,050,554	476,175	(136,534)
Net increase (decrease) in net assets resulting from operations	8,597,452	14,459,260	6,603,285	16,069,360	999,649	(951,183)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(4,859,140)	(9,529,600)	(8,122,543)	(29,161,948)	(604,460)	(734,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	12,774,052	37,619,564	26,532,370	28,309,732	21,372,674	4,315,436

Cost of shares redeemed	(8,469,596)	(74,410,287)	(62,856,547)	(180,755,502)	—	(13,396,567)
Net increase (decrease) in net assets resulting from capital share transactions	4,304,456	(36,790,723)	(36,324,177)	(152,445,770)	21,372,674	(9,081,131)
Net Increase (Decrease) in Net Assets	8,042,768	(31,861,063)	(37,843,435)	(165,538,358)	21,767,863	(10,766,314)
NET ASSETS:

Beginning of period	$151,180,909	$183,041,972	$200,829,638	$366,367,996	$25,691,271	$36,457,585

End of period	$159,223,677	$151,180,909	$162,986,203	$200,829,638	$47,459,134	$25,691,271
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,100,000	8,900,000	9,050,000	16,000,000 [1]	600,000	800,000

Shares created	600,000	1,800,000	1,200,000	1,250,000 [1]	500,000	100,000

Shares redeemed	(400,000)	(3,600,000)	(2,850,000)	(8,200,000)[1]	–	(300,000)
Shares outstanding, end of period	7,300,000	7,100,000	7,400,000	9,050,000 [1]	1,100,000	600,000
[1] Shares were adjusted to reflect a 2:1 share split effective August 10, 2023.

See Notes to Financial Statements.

178	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Voya Yield Enhanced USD Universal Bond Fund		WisdomTree Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

	For the Six Months Ended February 29, 2024 (unaudited)	For the Period February 7, 2023* through August 31, 2023	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$27,488,276	$28,108,063	$18,545,106	$30,508,835	$1,624,430	$2,214,123

Net realized loss on investments, futures contracts and foreign currency related transactions	(734,459)	(7,904,045)	(14,150,969)	(62,925,274)	(1,334,955)	(3,901,829)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	8,704,244	(34,764,904)	22,920,786	23,878,701	2,598,950	2,755,755
Net increase (decrease) in net assets resulting from operations	35,458,061	(14,560,886)	27,314,923	(8,537,738)	2,888,425	1,068,049
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(27,336,196)	(26,966,060)	(19,434,160)	(31,267,800)	(1,652,580)	(2,170,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	74,139,481	1,292,137,938	102,487,476	330,719,000	4,737,469	41,724,047

Cost of shares redeemed	—	(97,248,344)	(91,773,196)	(342,770,762)	(61,618,205)	(37,322,440)
Net increase (decrease) in net assets resulting from capital share transactions	74,139,481	1,194,889,594	10,714,280	(12,051,762)	(56,880,736)	4,401,607
Net Increase (Decrease) in Net Assets	82,261,346	1,153,362,648	18,595,043	(51,857,300)	(55,644,891)	3,299,656
NET ASSETS:

Beginning of period	$1,153,362,748	$100	$899,548,461	$951,405,761	$97,944,178	$94,644,522

End of period	$1,235,624,094	$1,153,362,748	$918,143,504	$899,548,461	$42,299,287	$97,944,178
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	23,960,000	2	21,100,000	21,400,000	2,100,000	2,000,000

Shares created	1,540,000	25,920,000	2,400,000	7,700,000	100,000	900,000

Shares redeemed	—	(1,960,002)	(2,200,000)	(8,000,000)	(1,300,000)	(800,000)
Shares outstanding, end of period	25,500,000	23,960,000	21,300,000	21,100,000	900,000	2,100,000
* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust	179

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Alternative Income Fund		WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)		WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)

	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$780,680	$1,093,104	$96,134	$91,125	$66,143	$116,545

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(373,410)	(1,017,936)	(104,223)	78,789	(417,440)	168,033

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	71,725	463,891	2,007,391	1,156,665	(63,549)	1,637,809
Net increase (decrease) in net assets resulting from operations	478,995	539,059	1,999,302	1,326,579	(414,846)	1,922,387
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(891,400)	(1,097,180)	(307,865)	(29,464)	(552,534)	(108,732)

Tax return of capital	—	(214,620)	—	—	—	—
Total distributions to shareholders	(891,400)	(1,311,800)	(307,865)	(29,464)	(552,534)	(108,732)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,706,550	4,117,174	2,572,627	6,956,371	—	1,143,090

Cost of shares redeemed	—	(1,475,157)	—	—	—	(2,492,429)
Net increase (decrease) in net assets resulting from capital share transactions	3,706,550	2,642,017	2,572,627	6,956,371	—	(1,349,339)
Net Increase (Decrease) in Net Assets	3,294,145	1,869,276	4,264,064	8,253,486	(967,380)	464,316
NET ASSETS:

Beginning of period	$12,062,609	$10,193,333	$11,386,251	$3,132,765	$7,080,435	$6,616,119

End of period	$15,356,754	$12,062,609	$15,650,315	$11,386,251	$6,113,055	$7,080,435
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	640,000	500,000	450,000	150,000	300,000	350,000

Shares created	200,000	220,000	100,000	300,000	—	50,000

Shares redeemed	—	(80,000)	—	—	—	(100,000)
Shares outstanding, end of period	840,000	640,000	550,000	450,000	300,000	300,000

See Notes to Financial Statements.

180	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Enhanced Commodity Strategy Fund (consolidated)		WisdomTree Managed Futures Strategy Fund (consolidated)		WisdomTree PutWrite Strategy Fund

	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,566,773	$5,666,477	$3,843,317	$4,181,315	$2,103,009	$3,506,075

Net realized gain (loss) on investments, futures contracts, written options and foreign currency related transactions	(7,379,866)	(28,210,882)	5,734,757	2,066,150	4,531,482	(104,849)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, written options and translation of assets and liabilities denominated in foreign currencies	2,591,113	13,879,414	6,549,717	2,059,028	(632,794)	6,245,588
Net increase (decrease) in net assets resulting from operations	(1,221,980)	(8,664,991)	16,127,791	8,306,493	6,001,697	9,646,814
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(6,008,710)	(47,895,505)	(7,722,950)	(6,642,066)	(3,954,500)	(3,506,281)

Tax return of capital	—	—	—	—	—	(5,830,787)
Total distributions to shareholders	(6,008,710)	(47,895,505)	(7,722,950)	(6,642,066)	(3,954,500)	(9,337,068)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	15,197,301	42,637,612	50,373,024	45,812,785	9,444,356	15,779,740

Cost of shares redeemed	(57,300,548)	(116,063,950)	(6,980,322)	(33,930,890)	(21,801,671)	(21,614,436)
Net increase (decrease) in net assets resulting from capital share transactions	(42,103,247)	(73,426,338)	43,392,702	11,881,895	(12,357,315)	(5,834,696)
Net Increase (Decrease) in Net Assets	(49,333,937)	(129,986,834)	51,797,543	13,546,322	(10,310,118)	(5,524,950)
NET ASSETS:

Beginning of period	$166,736,778	$296,723,612	$154,144,939	$140,598,617	$98,796,599	$104,321,549

End of period	$117,402,841	$166,736,778	$205,942,482	$154,144,939	$88,486,481	$98,796,599
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	9,250,000	13,050,000	4,400,000	4,050,000	3,100,000	3,300,000

Shares created	850,000	2,350,000	1,450,000	1,350,000	300,000	500,000

Shares redeemed	(3,350,000)	(6,150,000)	(200,000)	(1,000,000)	(700,000)	(700,000)
Shares outstanding, end of period	6,750,000	9,250,000	5,650,000	4,400,000	2,700,000	3,100,000

See Notes to Financial Statements.

WisdomTree Trust	181

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Target Range Fund

	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,019,979	$1,419,098

Net realized gain (loss) on investments and written options	3,502,521	(6,017,393)

Net increase (decrease) in unrealized appreciation/depreciation on investments and written options	(665,673)	6,461,766
Net increase in net assets resulting from operations	3,856,827	1,863,471
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,831,250)	(255,407)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	563,168	15,071,197

Cost of shares redeemed	(5,070,371)	(4,308,280)
Net increase (decrease) in net assets resulting from capital share transactions	(4,507,203)	10,762,917
Net Increase (Decrease) in Net Assets	(2,481,626)	12,370,981
NET ASSETS:

Beginning of period	$64,046,432	$51,675,451

End of period	$61,564,806	$64,046,432
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,850,000	2,350,000

Shares created	25,000	700,000

Shares redeemed	(225,000)	(200,000)
Shares outstanding, end of period	2,650,000	2,850,000

See Notes to Financial Statements.

182	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Net asset value, beginning of period	$26.93	$28.81	$25.57	$26.23	$28.11	$26.73
Investment operations:

Net investment income (loss)[1]	0.65	0.96	0.06	(0.12)	0.05	0.47

Net realized and unrealized gain (loss)	0.20	(0.80)	3.18	(0.37)	(1.11)	1.15

Net increase from payment by affiliate	—	—	0.00 [2]	—	—	—
Total from investment operations	0.85	0.16	3.24	(0.49)	(1.06)	1.62
Dividends and distributions to shareholders:

Net investment income	(1.76)	(0.28)	—	(0.17)	(0.82)	(0.24)

Capital gains	—	(1.76)	—	—	—	—
Total dividends and distributions to shareholders	(1.76)	(2.04)	—	(0.17)	(0.82)	(0.24)
Net asset value, end of period	$26.02	$26.93	$28.81	$25.57	$26.23	$28.11

TOTAL RETURN[3]	3.34%	0.71%	12.67%[4]	(1.85)%	(3.87)%	6.09%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$175,629	$196,577	$397,582	$143,168	$83,951	$44,974

Ratios to average net assets of:

Expenses[5,6]	0.50%[7]	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income (loss)	4.88%[7]	3.52%	0.21%	(0.45)%	0.19%	1.71%
Portfolio turnover rate[8,9]	31%	78%	156%	55%	266%	23%

WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Net asset value, beginning of period	$17.68	$16.47	$18.19	$17.55	$18.19	$17.97
Investment operations:

Net investment income (loss)[1]	0.43	0.63	(0.04)	(0.09)	0.12	0.31

Net realized and unrealized gain (loss)	(0.05)[10]	0.71	(1.68)	0.85	(0.41)	0.25
Total from investment operations	0.38	1.34	(1.72)	0.76	(0.29)	0.56
Dividends to shareholders:
Net investment income	(0.36)	(0.13)	—	(0.12)	(0.35)	(0.34)
Net asset value, end of period	$17.70	$17.68	$16.47	$18.19	$17.55	$18.19

TOTAL RETURN[3]	2.13%	8.20%	(9.46)%	4.31%	(1.68)%	3.12%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$7,082	$8,839	$8,235	$12,732	$10,532	$20,009

Ratios to average net assets of:

Expenses[5,6]	0.55%[7]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income (loss)	4.87%[7]	3.67%	(0.21)%	(0.51)%	0.65%	1.68%
Portfolio turnover rate[8]	122%[9]	0%	36%[9]	26%[9]	0%	0%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

[10]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

WisdomTree Trust	183

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bianco Total Return Fund	For the Period December 20, 2023* through February 29, 2024 (unaudited)
Net asset value, beginning of period	$24.97
Investment operations:

Net investment income[1]	0.08

Net realized and unrealized loss	(0.29)
Total from investment operations	(0.21)
Dividends to shareholders:

Net investment income	(0.12)
Net asset value, end of period	$24.64

TOTAL RETURN[2]	(0.84)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$3,942

Ratios to average net assets of:

Expenses, net of expense waivers[3]	0.47%[4]

Expenses, prior to expense waivers[3]	0.50%[4]

Net investment income	1.66%[4]
Portfolio turnover rate[5]	4%

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Net asset value, beginning of period	$62.27	$61.95	$76.11	$74.14	$72.72	$68.58
Investment operations:

Net investment income[1]	1.60	2.74	2.53	2.63	2.99	3.00

Net realized and unrealized gain (loss)	2.12	0.33	(14.16)	1.94	1.47 [6]	4.17
Total from investment operations	3.72	3.07	(11.63)	4.57	4.46	7.17
Dividends to shareholders:

Net investment income	(1.81)	(2.75)	(2.53)	(2.60)	(3.04)	(3.03)
Net asset value, end of period	$64.18	$62.27	$61.95	$76.11	$74.14	$72.72

TOTAL RETURN[2]	6.08%	5.11%	(15.52)%	6.26%	6.37%	10.69%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$48,137	$40,474	$52,655	$53,279	$29,655	$36,362

Ratios to average net assets of:

Expenses	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	5.15%[4]	4.45%	3.70%	3.48%	4.13%	4.26%
Portfolio turnover rate[5]	85%	142%	36%	56%	43%	54%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Bianco Total Return Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

184	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Net asset value, beginning of period	$27.39	$25.75	$32.48	$32.70	$34.35	$32.47
Investment operations:

Net investment income[1]	0.81	1.50	1.57	1.64	1.83	1.96

Net realized and unrealized gain (loss)	(0.08)	1.46	(6.89)	(0.33)	(1.76)[2]	1.72
Total from investment operations	0.73	2.96	(5.32)	1.31	0.07	3.68
Dividends and distributions to shareholders:

Net investment income	(0.72)	(0.79)	(0.48)	(0.52)	(0.60)	(0.82)

Tax return of capital	—	(0.53)	(0.93)	(1.01)	(1.12)	(0.98)
Total dividends and distributions to shareholders	(0.72)	(1.32)	(1.41)	(1.53)	(1.72)	(1.80)
Net asset value, end of period	$27.40	$27.39	$25.75	$32.48	$32.70	$34.35

TOTAL RETURN[3]	2.73%	11.83%	(16.69)%	4.06%	0.20%	11.54%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$84,940	$102,701	$87,544	$134,784	$127,519	$195,783

Ratios to average net assets of:

Expenses	0.55%[4]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	6.03%[4]	5.68%	5.47%	4.97%	5.42%	5.77%
Portfolio turnover rate[5]	6%	21%	31%	31%	29%	27%

WisdomTree Floating Rate Treasury Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022[6]	For the Year Ended August 31, 2021[6]	For the Year Ended August 31, 2020[6]	For the Year Ended August 31, 2019[6]
Net asset value, beginning of period	$50.31	$50.24	$50.21	$50.23	$50.11	$50.15
Investment operations:

Net investment income (loss)[1]	1.35	2.37	0.56	(0.01)	0.48	1.12

Net realized and unrealized gain (loss)	(0.01)	(0.04)[2]	(0.24)	0.01	0.13	(0.10)
Total from investment operations	1.34	2.33	0.32	0.00 [7]	0.61	1.02
Dividends and distributions to shareholders:

Net investment income	(1.36)	(2.26)	(0.29)	(0.01)	(0.49)	(1.06)

Capital gains	—	(0.00)[7]	(0.00)[7]	(0.01)	—	—
Total dividends and distributions to shareholders	(1.36)	(2.26)	(0.29)	(0.02)	(0.49)	(1.06)
Net asset value, end of period	$50.29	$50.31	$50.24	$50.21	$50.23	$50.11

TOTAL RETURN[3]	2.69%	4.75%	0.63%	0.00%[8]	1.26%	2.06%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$17,419,365	$18,055,898	$8,052,243	$1,086,455	$1,491,940	$1,652,361

Ratios to average net assets of:

Expenses	0.15%[4]	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income (loss)	5.38%[4]	4.71%	1.12%	(0.02)%	0.95%	2.22%
Portfolio turnover rate[5]	80%	167%	170%	147%	163%	170%
[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Per share amounts were adjusted to reflect a 1:2 reverse share split effective March 24, 2022.

[7]	Amount represents less than $0.005.

[8]	Amount represents less than 0.005%.

See Notes to Financial Statements.

WisdomTree Trust	185

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Net asset value, beginning of period	$21.29	$20.57	$22.19	$21.40	$23.13	$24.07
Investment operations:

Net investment income[1]	0.66	1.20	0.98	0.96	1.20	1.30

Net realized and unrealized gain (loss)	0.54	0.74	(1.65)[2]	0.78	(1.73)	(0.91)

Net increase from payment by affiliate	—	—	—	0.01	—	—
Total from investment operations	1.20	1.94	(0.67)	1.75	(0.53)	0.39
Dividends and distributions to shareholders:

Net investment income	(0.68)	(1.22)	(0.95)	(0.96)	(1.20)	(1.30)

Capital gains	—	—	—	—	—	(0.03)
Total dividends and distributions to shareholders	(0.68)	(1.22)	(0.95)	(0.96)	(1.20)	(1.33)
Net asset value, end of period	$21.81	$21.29	$20.57	$22.19	$21.40	$23.13

TOTAL RETURN[3]	5.73%	9.74%	(3.11)%	8.33%[4]	(2.26)%	1.68%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$159,224	$151,181	$183,042	$166,447	$128,377	$247,466

Ratios to average net assets of:

Expenses	0.43%[5]	0.43%	0.43%	0.43%	0.43%	0.43%

Net investment income	6.19%[5]	5.77%	4.53%	4.40%	5.43%	5.52%
Portfolio turnover rate[6]	16%	21%	23%	40%	101%[7,8]	61%

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023[9]	For the Year Ended August 31, 2022[9]	For the Year Ended August 31, 2021[9]	For the Year Ended August 31, 2020[9]	For the Year Ended August 31, 2019[9]
Net asset value, beginning of period	$22.19	$22.90	$23.41	$23.52	$23.85	$23.91
Investment operations:

Net investment income[1]	0.42	0.74	0.42	0.35	0.56	0.68

Net realized and unrealized gain (loss)	0.39	0.63	(0.51)[2]	(0.03)	(0.30)	(0.05)
Total from investment operations	0.81	1.37	(0.09)	0.32	0.26	0.63
Dividends and distributions to shareholders:

Net investment income	(0.46)	(0.77)	(0.42)	(0.43)	(0.59)	(0.69)

Capital gains	(0.51)	(1.31)	—	—	—	—
Total dividends and distributions to shareholders	(0.97)	(2.08)	(0.42)	(0.43)	(0.59)	(0.69)
Net asset value, end of period	$22.03	$22.19	$22.90	$23.41	$23.52	$23.85

TOTAL RETURN[3]	3.74%	6.35%	(0.39)%	1.34%	1.08%	2.69%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$162,986	$200,830	$366,368	$215,330	$94,088	$76,337

Ratios to average net assets of:

Expenses	0.23%[5]	0.23%	0.23%	0.23%	0.23%	0.23%

Net investment income	3.77%[5]	3.34%	1.79%	1.47%	2.36%	2.86%
Portfolio turnover rate[6]	55%	171%	131%	81%	70%	39%
Portfolio turnover rate excluding TBA roll transactions[6]	27%	132%	42%	23%	33%	12%
[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]

Includes a voluntary reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the voluntary reimbursement, total return would have been 0.05% lower.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on June 1, 2020.

[8]	On June 4, 2020, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

[9]	Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.

See Notes to Financial Statements.

186	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Mortgage Plus Bond Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period November 14, 2019* through August 31, 2020
Net asset value, beginning of period	$42.82	$45.57	$50.94	$51.64	$50.26
Investment operations:

Net investment income[1]	0.72	1.21	0.50	0.45	0.66

Net realized and unrealized gain (loss)	0.32	(2.51)	(5.19)	0.06	1.55
Total from investment operations	1.04	(1.30)	(4.69)	0.51	2.21
Dividends and distributions to shareholders:

Net investment income	(0.72)	(1.45)	(0.68)	(0.88)	(0.83)

Capital gains	—	—	—	(0.32)	—

Tax return of capital	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.72)	(1.45)	(0.68)	(1.21)	(0.83)
Net asset value, end of period	$43.14	$42.82	$45.57	$50.94	$51.64

TOTAL RETURN[2]	2.48%	(2.87)%	(9.27)%	0.99%	4.45%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$47,459	$25,691	$36,458	$40,754	$30,986

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]

Net investment income	3.42%[3]	2.77%	1.02%	0.88%	1.64%[3]
Portfolio turnover rate[4]	63%	93%	373%	430%	278%
Portfolio turnover rate excluding TBA roll transactions[4]	5%	41%	19%	47%	70%

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Period February 7, 2023* through August 31, 2023
Net asset value, beginning of period	$48.14	$49.64
Investment operations:

Net investment income[1]	1.10	1.24

Net realized and unrealized gain (loss)	0.31	(1.54)
Total from investment operations	1.41	(0.30)
Dividends to shareholders:

Net investment income	(1.09)	(1.20)
Net asset value, end of period	$48.46	$48.14

TOTAL RETURN[2]	2.98%	(0.61)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,235,624	$1,153,363

Ratios to average net assets of:

Expenses	0.15%[3]	0.15%[3]

Net investment income	4.61%[3]	4.51%[3]
Portfolio turnover rate[4]	20%	57%
Portfolio turnover rate excluding TBA roll transactions[4]	10%	53%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	187

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Net asset value, beginning of period	$42.63	$44.46	$52.61	$53.93	$52.71	$48.68
Investment operations:

Net investment income[1]	0.88	1.49	0.96	0.85	1.28	1.61

Net realized and unrealized gain (loss)	0.52	(1.80)	(8.05)	(0.76)	1.38	4.05
Total from investment operations	1.40	(0.31)	(7.09)	0.09 [2]	2.66	5.66
Dividends and distributions to shareholders:

Net investment income	(0.92)	(1.52)	(1.04)	(1.14)	(1.44)	(1.63)

Capital gains	—	—	(0.02)	(0.27)	—	—
Total dividends and distributions to shareholders	(0.92)	(1.52)	(1.06)	(1.41)	(1.44)	(1.63)
Net asset value, end of period	$43.11	$42.63	$44.46	$52.61	$53.93	$52.71

TOTAL RETURN[3]	3.33%	(0.66)%	(13.62)%	0.18%	5.14%	11.92%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$918,144	$899,548	$951,406	$1,089,075	$1,315,856	$880,193

Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[4]	0.12%	0.12%	0.12%[5]	0.12%	0.12%

Expenses, prior to expense waivers	0.12%[4]	0.12%	0.12%	0.15%	0.20%	0.20%

Net investment income	4.16%[4]	3.46%	1.97%	1.61%	2.43%	3.25%
Portfolio turnover rate[6]	49%	117%	293%	148%	88%	54%
Portfolio turnover rate excluding TBA roll transactions[6]	26%	50%	40%	41%	65%	44%

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Net asset value, beginning of period	$46.64	$47.32	$51.23	$51.60	$50.58	$48.88
Investment operations:

Net investment income[1]	0.84	1.19	0.49	0.50	1.19	1.40

Net realized and unrealized gain (loss)	0.38	(0.74)	(3.81)	(0.14)	1.05	1.69
Total from investment operations	1.22	0.45	(3.32)	0.36	2.24	3.09
Dividends and distributions to shareholders:

Net investment income	(0.86)	(1.13)	(0.53)	(0.51)	(1.22)	(1.39)

Capital gains	—	—	(0.06)	(0.22)	—	—
Total dividends and distributions to shareholders	(0.86)	(1.13)	(0.59)	(0.73)	(1.22)	(1.39)
Net asset value, end of period	$47.00	$46.64	$47.32	$51.23	$51.60	$50.58

TOTAL RETURN[3]	2.64%	0.96%	(6.52)%	0.69%	4.51%	6.43%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$42,299	$97,944	$94,645	$199,802	$113,529	$91,052

Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[4]	0.12%	0.12%	0.12%[5]	0.12%	0.12%

Expenses, prior to expense waivers	0.12%[4]	0.12%	0.12%	0.15%	0.20%	0.20%

Net investment income	3.61%[4]	2.54%	1.00%	0.97%	2.34%	2.83%
Portfolio turnover rate[6]	106%	124%	193%	224%	106%	49%
Portfolio turnover rate excluding TBA roll transactions[6]	57%	19%	21%	49%	46%	24%
[1]	Based on average shares outstanding.

[2]

The total from investment operations per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.12% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.12%.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

188	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Alternative Income Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period May 6, 2021* through August 31, 2021
Net asset value, beginning of period	$18.85	$20.39	$25.79	$24.96
Investment operations:

Net investment income[1]	1.06	1.94	1.49	0.43

Net realized and unrealized gain (loss)	(0.43)	(1.15)	(4.82)	0.40
Total from investment operations	0.63	0.79	(3.33)	0.83
Dividends and distributions to shareholders:

Net investment income	(1.20)	(1.97)	(1.66)	—

Capital gains	—	—	(0.01)	—

Tax return of capital	—	(0.36)	(0.40)	—
Total dividends and distributions to shareholders	(1.20)	(2.33)	(2.07)	—
Net asset value, end of period	$18.28	$18.85	$20.39	$25.79

TOTAL RETURN[2]	3.54%	5.28%	(13.50)%	3.33%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$15,357	$12,063	$10,193	$10,315

Ratios to average net assets of:

Expenses	0.50%[3]	0.50%	0.50%	0.50%[3]

Net investment income	11.63%[3]	10.64%	6.35%	5.39%[3]
Portfolio turnover rate[4]	14%	33%	52%	2%

WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Period March 17, 2022* through August 31, 2022
Net asset value, beginning of period	$25.30	$20.89	$25.31
Investment operations:

Net investment income[1]	0.19	0.34	0.13

Net realized and unrealized gain (loss)	3.58	4.24	(4.55)
Total from investment operations	3.77	4.58	(4.42)
Dividends to shareholders:
Net investment income	(0.61)	(0.17)	–
Net asset value, end of period	$28.46	$25.30	$20.89

TOTAL RETURN[2]	15.34%	22.14%	(17.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,650	$11,386	$3,133

Ratios to average net assets of:
Expenses	0.20%[3]	0.20%	0.20%[3]

Net investment income	1.45%[3]	1.46%	1.26%[3]
Portfolio turnover rate[4]	5%	20%	12%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	189

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Period December 16, 2021* through August 31, 2022
Net asset value, beginning of period	$23.60	$18.90	$24.49
Investment operations:

Net investment income[1]	0.22	0.38	0.26

Net realized and unrealized gain (loss)	(1.60)	4.65	(5.85)
Total from investment operations	(1.38)	5.03	(5.59)
Dividends to shareholders:
Net investment income	(1.84)	(0.33)	—
Net asset value, end of period	$20.38	$23.60	$18.90

TOTAL RETURN[2]	(6.39)%	26.95%	(22.83)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$6,113	$7,080	$6,616

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%	0.45%[3]

Net investment income	2.00%[3]	1.62%	1.40%[3]
Portfolio turnover rate[4]	8%	16%	27%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

190	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	Post-Reorganization				Pre-Reorganization
WisdomTree Enhanced Commodity Strategy Fund (consolidated)^	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period December 19, 2020 through August 31,2021	For the Period January 1, 2020 through December 18, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$18.03	$22.74	$22.12	$18.74	$18.80	$17.50	$19.25
Investment operations:

Net investment income (loss)[1]	0.41	0.53	(0.01)	(0.08)	(0.03)	0.23	0.18

Net realized and unrealized gain (loss)	(0.43)	(1.14)	2.66	3.46	(0.03)	1.07	(1.93)

Net increase from payment by affiliate	—	—	—	0.00 [2]	0.00 [2]	—	—
Total from investment operations	(0.02)	(0.61)	2.65	3.38	(0.06)	1.30	(1.75)
Dividends and distributions to shareholders:

Net investment income	(0.62)	(4.10)	(2.03)	—	—	—	—

Capital gains	—	—	(0.00)[2]	—	—	—	—
Total dividends and distributions to shareholders	(0.62)	(4.10)	(2.03)	—	—	—	—
Net asset value, end of period	$17.39	$18.03	$22.74	$22.12	$18.74	$18.80	$17.50

TOTAL RETURN[3]	(0.08)%	(2.56)%	12.81%	18.04%[4]	(0.32)%[4]	7.43%	(9.09)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$117,403	$166,737	$296,724	$193,552	$99,333	$127,836	$154,855

Ratios to average net assets of:

Expenses, net of expense waivers	0.55%[5,6]	0.55%[5]	0.55%[5]	0.55%[5,6]	0.75%[6]	0.75%	0.75%

Expenses, prior to expense waivers	0.55%[5,6]	0.55%[5]	0.55%[5]	0.55%[5,6]	0.85%[6]	0.85%	0.85%

Net investment income (loss)	4.67%[6]	2.87%	(0.06)%	(0.52)%[6]	(0.18)%[6]	1.30%	0.94%
Portfolio turnover rate[7]	0%	0%	47%[8]	22%[8]	0%	0%	0%
^

After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor (or the Managing Owner, with respect to the Predecessor Fund) waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a voluntary reimbursement from the advisor for brokerage commissions incurred in connection with the Reorganization. Excluding this reimbursement, total return would have been unchanged.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

See Notes to Financial Statements.

WisdomTree Trust	191

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Net asset value, beginning of period	$35.03	$34.72	$41.41	$35.31	$39.08	$40.57
Investment operations:

Net investment income (loss)[1]	0.77	1.02	(0.09)	(0.23)	0.17	0.55

Net realized and unrealized gain (loss)	2.31	0.96	(1.39)	6.50	(3.34)	(0.65)

Net increase from payment by affiliate	—	—	—	0.00 [2]	—	—
Total from investment operations	3.08	1.98	(1.48)	6.27	(3.17)	(0.10)
Dividends to shareholders:

Net investment income	(1.66)	(1.67)	(5.21)	(0.17)	(0.60)	(1.39)
Net asset value, end of period	$36.45	$35.03	$34.72	$41.41	$35.31	$39.08

TOTAL RETURN[3]	9.19%	6.00%	(3.91)%	17.83%[4]	(8.17)%	(0.22)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$205,942	$154,145	$140,599	$147,001	$112,993	$216,875

Ratios to average net assets of:

Expenses, net of expense waivers	0.65%[5,6]	0.65%[6]	0.65%[6]	0.65%[6,7]	0.65%[6]	0.65%

Expenses, prior to expense waivers	0.65%[5,6]	0.65%[6]	0.65%[6]	0.68%[6]	0.75%[6]	0.75%

Net investment income (loss)	4.44%[5]	3.05%	(0.24)%	(0.60)%	0.46%	1.40%
Portfolio turnover rate[8]	0%	16%[9]	7%[9]	25%[9]	97%[9]	0%

WisdomTree PutWrite Strategy Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023[10]	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Net asset value, beginning of period	$31.87	$31.61	$32.79	$26.64	$27.45	$30.57
Investment operations:

Net investment income (loss)[1]	0.76	1.14	0.01	(0.11)	0.24	0.49

Net realized and unrealized gain (loss)	1.59	2.14	(1.19)[11]	6.67	(0.63)[11]	(1.96)
Total from investment operations	2.35	3.28	(1.18)	6.56	(0.39)	(1.47)
Dividends and distributions to shareholders:

Net investment income	(1.45)	(1.09)	—	(0.41)	(0.42)	(0.25)

Capital gains	—	—	—	—	—	(1.40)

Tax return of capital	—	(1.93)	—	—	—	—
Total dividends and distributions to shareholders	(1.45)	(3.02)	—	(0.41)	(0.42)	(1.65)
Net asset value, end of period	$32.77	$31.87	$31.61	$32.79	$26.64	$27.45

TOTAL RETURN[3]	7.61%	11.06%	(3.60)%	24.87%	(1.52)%	(4.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$88,486	$98,797	$104,322	$63,940	$117,225	$211,350
Ratios to average net assets of:

Expenses, net of expense waivers	0.44%[5,6]	0.44%[6]	0.44%[6]	0.44%[6]	0.41%[6]	0.38%

Expenses, prior to expense waivers	0.44%[5,6]	0.44%[6]	0.44%[6]	0.44%[6]	0.44%[6]	0.44%

Net investment income (loss)	4.81%[5]	3.64%	0.02%	(0.38)%	0.90%	1.78%
Portfolio turnover rate[8]	22%[9]	12%[9,10]	8%[9]	18%[9]	72%[9]	0%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[5]	Annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]

The investment advisor had contractually agreed to limit the advisory fee to 0.65% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.65%.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

[10]

The information reflects the investment objective and strategy of the WisdomTree CBOE S&P 500 PutWrite Strategy Fund through October 24, 2022 and the investment objective and strategy of the WisdomTree PutWrite Strategy Fund thereafter.

[11]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

192	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Target Range Fund	For the Six Months Ended February 29, 2024 (unaudited)	For the Year Ended August 31, 2023	For the Period October 7, 2021* through August 31, 2022
Net asset value, beginning of period	$22.47	$21.99	$24.99
Investment operations:

Net investment income (loss)[1]	0.37	0.53	(0.01)

Net realized and unrealized gain (loss)	1.05	0.05	(2.99)
Total from investment operations	1.42	0.58	(3.00)
Dividends to shareholders:

Net investment income	(0.66)	(0.10)	—
Net asset value, end of period	$23.23	$22.47	$21.99

TOTAL RETURN[2]	6.45%	2.65%	(12.00)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$61,565	$64,046	$51,675

Ratios to average net assets of:

Expenses	0.70%[3]	0.70%	0.70%[3]

Net investment income (loss)	3.31%[3]	2.42%	(0.06)%[3]
Portfolio turnover rate[4]	0%	5%	0%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	193

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree Bianco Total Return Fund (“Bianco Total Return Fund”)	December 20, 2023
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Mortgage Plus Bond Fund (“Mortgage Plus Bond Fund”)	November 14, 2019
WisdomTree Voya Yield Enhanced USD Universal Bond Fund (“Voya Yield Enhanced USD Universal Bond Fund”)	February 7, 2023
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree Alternative Income Fund (“Alternative Income Fund”)	May 6, 2021
WisdomTree Efficient Gold Plus Equity Strategy Fund (“Efficient Gold Plus Equity Strategy Fund”) (consolidated)	March 17, 2022
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (“Efficient Gold Plus Gold Miners Strategy Fund”) (consolidated)	December 16, 2021
WisdomTree Enhanced Commodity Strategy Fund (“Enhanced Commodity Strategy Fund”) (consolidated)	January 23, 2008	*
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011
WisdomTree PutWrite Strategy Fund (“PutWrite Strategy Fund”)	February 24, 2016
WisdomTree Target Range Fund (“Target Range Fund”)	October 7, 2021
*	Commencement of operations date shown is that of the predecessor fund. After the close of business December 18, 2020, the predecessor fund was reorganized into the Enhanced Commodity Strategy Fund.

Each Fund is actively managed except for the Bianco Total Return Fund, Floating Rate Treasury Fund, Interest Rate Hedged High Yield Bond Fund, Interest Rate Hedged U.S. Aggregate Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund, Yield Enhanced U.S. Short-Term Aggregate Bond Fund, Alternative Income Fund, and PutWrite Strategy Fund, which seek to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Efficient Gold Plus Equity Strategy Fund, Efficient Gold Plus Gold Miners Strategy Fund, Enhanced Commodity Strategy Fund and Managed Futures Strategy Fund (each a “Parent Fund”), include the

194	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

accounts of WisdomTree Efficient Gold Plus Equity Strategy Portfolio I, WisdomTree Efficient Gold Plus Gold Miners Strategy Portfolio I, WisdomTree Enhanced Commodity Strategy Portfolio I and WisdomTree Managed Futures Portfolio I, respectively, each a wholly-owned and controlled Cayman Islands subsidiary (each a “Subsidiary”). For each Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Parent Fund’s investment in its Subsidiary may not exceed 25% of the respective Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. For all Funds, except for U.S. Dollar Bullish Fund, foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 2:00 pm Singapore time closing spot and forward rates provided by an independent pricing service provider. U.S. Dollar Bullish Fund values foreign currency contracts on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. Eastern time closing spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end mutual funds (“CEFs” or “CEF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and

WisdomTree Trust	195

Notes to Financial Statements (unaudited) (continued)

procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

196	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended February 29, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, foreign currency futures contracts, commodity futures contracts, interest rate futures contracts, equity futures contracts, digital assets futures contracts and equity options contracts during the fiscal period ended February 29, 2024 and open positions in such derivatives as of February 29, 2024 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. Any collateral posted (or received) with respect to the derivative positions would be used to offset or reduce the payment due to (or due from) a counterparty in the event of default. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of February 29, 2024, if any, is reflected as a footnote within each Fund’s Schedule of Investments. The Funds’ maximum credit risk exposure to derivatives agreements would be the total value of derivatives disclosed in the table included in Note 2 — Master Netting Arrangements under the column entitled “Assets: Net Amount”.

As of February 29, 2024, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$1,294,344	Unrealized depreciation on foreign currency contracts	$346,068
Emerging Currency Strategy Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	24,496	Unrealized depreciation on foreign currency contracts	43,074
Emerging Markets Corporate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	27,996	Unrealized depreciation on futures contracts*	22,512
Emerging Markets Local Debt Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	50,901	Unrealized depreciation on foreign currency contracts	82,480
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	2,039	Unrealized depreciation on futures contracts*	263,734
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	3,516	Unrealized depreciation on futures contracts*	567,551
Mortgage Plus Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	2,662	Unrealized depreciation on futures contracts*	1,016
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	213,735	Unrealized depreciation on futures contracts*	9,711
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	188	Unrealized depreciation on futures contracts*	—

WisdomTree Trust	197

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	$129,099	Unrealized depreciation on futures contracts*	$—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	50,869	Unrealized depreciation on futures contracts*	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	5,505,608	Unrealized depreciation on futures contracts*	4,517,997
Digital assets risk	Unrealized appreciation on futures contracts*	711,587	Unrealized depreciation on futures contracts*	—
Managed Futures Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	2,483,857	Unrealized depreciation on futures contracts*	647,059
Digital assets risk	Unrealized appreciation on futures contracts*	711,587	Unrealized depreciation on futures contracts*	—
Equity risk	Unrealized appreciation on futures contracts*	6,040,879	Unrealized depreciation on futures contracts*	—
Foreign currency risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	42,345
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	106,625
PutWrite Strategy Fund
Equity risk			Written options, at value	1,368,652
Target Range Fund
Equity risk	Purchased options, at value**	14,798,816	Written options, at value	2,349,512
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 202 for additional information regarding balance sheet location of balances associated with futures contracts.

**	Purchased options, at value are reported in the Fund’s Investment in securities, at value within the Statements of Assets and Liabilities.

For the six months ended February 29, 2024, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign currency risk	$3,249,686	$(2,993,578)
Emerging Currency Strategy Fund
Foreign currency risk	(160,162)	195,879
Emerging Markets Corporate Bond Fund
Foreign currency risk	45	—
Interest rate risk	8,768	29,992
Emerging Markets Local Debt Fund
Foreign currency risk	(28,104)	(23,223)
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	567,171	524,024
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	1,086,682	964,122
Mortgage Plus Bond Fund
Interest rate risk	15,576	(11,266)
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	700,195	37,249

198	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	$(19,620)	$188
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	(2,071)	289,582
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	(47,991)	164,048
Foreign currency risk	(2,566)	25
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	(10,936,470)	1,881,532
Digital asset risk	3,550,088	709,187
Managed Futures Strategy Fund (consolidated)
Commodity risk	1,649,419	931,013
Digital asset risk	1,999,103	704,912
Equity risk	2,164,058	5,092,508
Foreign currency risk	(175,268)	(133,135)
Interest rate risk	98,739	7,649
PutWrite Strategy Fund
Equity risk	10,471,084	(628,920)
Target Range Fund
Equity risk	3,502,324	(663,826)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Commodity risk	Net realized gain (loss) from futures contracts
Digital assets risk	Net realized gain (loss) from futures contracts
Equity risk

Net realized gain (loss) from purchased options are included in net realized gain (loss) from investment transactions

Net realized gain (loss) from written options

Net realized gain (loss) from futures contracts

Foreign currency risk	Net realized gain (loss) from foreign currency contracts Net realized gain (loss) from futures contracts
Interest rate risk	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Commodity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Digital assets risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Equity risk

Net realized gain (loss) from purchased options are included in net increase (decrease) in unrealized appreciation/depreciation from investment transactions

Net increase (decrease) in unrealized appreciation/depreciation from written options

Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

WisdomTree Trust	199

Notes to Financial Statements (unaudited) (continued)

During the six months ended February 29, 2024, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
U.S. Dollar Bullish Fund
Foreign currency risk	$234,635,376	$438,083,929	$—	$—	$—	$—
Emerging Currency Strategy Fund
Foreign currency risk	14,309,691	4,325,916	—	—	—	—
Emerging Markets Corporate Bond Fund
Foreign currency risk[1]	—	147	—	—	—	—
Interest rate risk	—	—	7,286,574	6,987,902	—	—
Emerging Markets Local Debt Fund
Foreign currency risk	7,457,294	1,381,169	—	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	—	—	2,047,935	140,392,134	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	—	—	—	215,285,998	—	—
Mortgage Plus Bond Fund
Interest rate risk	—	—	3,297,935	727,007	—	—
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	—	—	56,090,039	14,676,234	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	—	—	287,705	—	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	—	—	11,958,476	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	—	—	5,991,020	—	—	—
Foreign currency risk	9,142	—	—	—	—	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	—	—	170,995,660	24,742,292	—	—
Digital risk	—	—	4,751,918	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity risk	—	—	26,361,747	37,109,114	—	—
Digital risk	—	—	4,008,114	—	—	—
Equity risk	—	—	59,770,959	—	—	—
Foreign currency risk	—	—	17,235,725	—	—	—
Interest rate risk	—	—	12,546,336	13,528,047	—	—
PutWrite Strategy Fund
Equity risk	—	—	—	—	10,954,214	89,099,186
Target Range Fund
Equity risk	—	—	—	—	51,831,043	70,047,057
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income net of foreign withholding taxes, if any, is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

200	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

WisdomTree Trust	201

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Contracts — The U.S. Dollar Bullish Fund utilized foreign currency contracts to obtain net short exposure to foreign currencies consistent its investment strategy. The Emerging Currency Strategy Fund utilized foreign currency contracts to obtain net long exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Corporate Bond Fund utilized foreign currency contracts primarily to facilitate foreign security settlements. The Emerging Markets Local Debt Fund utilized foreign currency contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Efficient Gold Plus Gold Miners Strategy Fund utilized foreign currency contracts primarily to facilitate foreign security settlements. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Duration Funds utilized futures contracts to obtain net short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund each utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Efficient Gold Plus Equity Strategy Fund and Efficient Gold Plus Gold Miners Strategy Fund utilized futures contracts to obtain long exposure to commodities consistent with its investment objective. The Enhanced Commodity Strategy Fund utilized futures contracts to obtain long and short exposures to commodities and digital assets consistent with its investment objective. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities, digital assets, interest rates and equity indexes consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts and certain futures contracts where variation margin is received or paid by the Funds on the expiration date, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts”, “Foreign currency deposits at broker for futures contracts”, “Deposits due to broker for futures contracts”, or “Foreign currency deposits due to broker for futures contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Options Contracts — The PutWrite Strategy Fund utilized option contracts by purchasing and writing put options on the SPDR® S&P 500 ETF Trust. The Target Range Fund utilized option contracts by purchasing long call options and writing short call options on a portfolio of four exchanged traded funds (“ETFs”) that track the performance of large-and mid-capitalization companies in the

202	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

United States, developed market countries and emerging market countries, respectively, consisting of the SPDR® S&P 500 ETF Trust, iShares Russell 2000 ETF, iShares MSCI EAFE ETF, and iShares MSCI Emerging Markets ETF consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The PutWrite Strategy Fund and Target Range Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When an option is purchased, an amount equal to the premium paid is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, a loss equal to the amount of premium paid is realized. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When an option is written, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased from the exercise of the written put option to form the basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss.

The maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At February 29, 2024, the maximum payout for written put options for the PutWrite Strategy Fund was $91,594,700. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the writer of the option may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the writer of the option is exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the writer of the option may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the purchaser or writer of an option may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the use of options contracts may include the following: (1) the success of a strategy may depend on the investment adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the PutWrite Strategy Fund and Target Range Fund intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from

WisdomTree Trust	203

Notes to Financial Statements (unaudited) (continued)

the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

The Funds’ futures contracts and option contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and option contracts are excluded from the netting table.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 29, 2024, the impact of netting

204	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
U.S. Dollar Bullish Fund
Foreign Currency Contracts	$1,294,344	$(155,869)	$—	$1,138,475	$346,068	$(155,869)	$—	$190,199
Emerging Currency Strategy Fund
Repurchase Agreements	2,240,000	—	(2,240,000)[1]	—	—	—	—	—
Foreign Currency Contracts	24,496	(16,830)	—	7,666	43,074	(16,830)	—	26,244
Emerging Markets Corporate Bond Fund
Securities Lending	781,596	—	(781,596)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Repurchase Agreements	4,570,000	—	(4,570,000)[1]	—	—	—	—	—
Foreign Currency Contracts	50,901	(4,462)	—	46,439	82,480	(4,462)	—	78,018
Interest Rate Hedged High Yield Bond Fund
Securities Lending	14,330,595	—	(14,330,595)[1]	—	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Securities Lending	2,115,844	—	(2,115,844)[1]	—	—	—	—	—
Repurchase Agreements	4,400,000	—	(4,400,000)[1]	—	—	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund
Securities Lending	4,845,271	—	(4,845,271)[1]	—	—	—	—	—
Repurchase Agreements	4,980,000	—	(4,980,000)[1]	—	—	—	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Securities Lending	23,557	—	(23,557)[1]	—	—	—	—	—
Alternative Income Fund
Securities Lending	2,016,470	—	(2,016,470)[1]	—	—	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Securities Lending	940,439	—	(940,439)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Interest-Only and Principal-Only Securities — The Funds may invest in interest-only (“IO”) and principal-only (“PO”) securities which are typically created by splitting a traditional mortgage-backed security or pool of loans into an IO and a PO security. In general, the IO security is entitled to receive the interest payments on the underlying debt obligation(s) and the PO security is entitled to receive the principal payments of the underlying debt obligation(s). Both IO and PO securities are subject to prepayments and therefore prepayment risk. IO securities are at risk for faster than anticipated prepayments and PO securities are at risk for slower than anticipated prepayments. Assumptions regarding the rates of prepayment play a significant role in the value of these securities. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in the IO security.

Collateralized Loan Obligations — The Funds may invest in the debt tranche of collateralized loan obligations (“CLOs”). CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As CLOs are backed by pools of loans, they also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk profile and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The value of an investment in a CLO may decline as a result of, but not

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Notes to Financial Statements (unaudited) (continued)

limited to, underlying loan defaults and/or market anticipation of defaults, credit impairment on the underlying loans or the disappearance of one of more subordinate tranches resulting from changes in the credit profile of the underlying loans.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction”. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e., same type, coupon, maturity) to settle on a specified future date.

The Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund may also enter into TBA sale commitments to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Realized gains and losses on TBA sale commitments are included in “net realized gain (loss) from investments” on the Statements of Operations and fluctuations in the value of open TBA sale commitments are included in “net increase (decrease) in unrealized appreciation/depreciation from investments” on the Statements of Operations.

Digital Assets Risk — The Enhanced Commodity Strategy Fund (“GCC”) and Managed Futures Strategy Fund (“WTMF”) each invest up to 5% of its net assets in bitcoin futures contracts. GCC and WTMF only invest in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. GCC and WTMF do not invest in bitcoin directly. Bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurances that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on GCC and WTMF.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

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3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for Emerging Markets Corporate Bond Fund, Interest Rate Hedged High Yield Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya”) and Enhanced Commodity Strategy Fund, Managed Futures Strategy Fund, PutWrite Strategy Fund and Target Range Fund which are sub-advised by Newton Investment Management North America, LLC (“Newton”). Mellon, Voya and Newton are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
U.S. Dollar Bullish Fund	0.50%	—	—
Emerging Currency Strategy Fund	0.55%	—	—
Bianco Total Return Fund[2]	0.50%	(0.03)%	December 31, 2024
Emerging Markets Corporate Bond Fund	0.60%	—	—
Emerging Markets Local Debt Fund	0.55%	—	—
Floating Rate Treasury Fund	0.15%	—	—
Interest Rate Hedged High Yield Bond Fund	0.43%	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%	—	—
Mortgage Plus Bond Fund	0.45%	—	—
Voya Yield Enhanced USD Universal Bond Fund	0.15%	—	—
Yield Enhanced U.S. Aggregate Bond Fund	0.12%	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.12%	—	—
Alternative Income Fund	0.50%	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	0.20%	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	0.45%	—	—
Enhanced Commodity Strategy Fund (consolidated)	0.55%	—	—
Managed Futures Strategy Fund (consolidated)	0.65%	—	—
PutWrite Strategy Fund	0.44%	—	—
Target Range Fund	0.70%	—	—
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

[2]	Since the commencement of operations on December 20, 2023.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended February 29, 2024, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives its advisory fees that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

WTAM and Voya IM collaborated on the creation of the Voya Yield Enhanced USD Universal Bond Fund (the “UNIY Fund”), which is designed, in part, to meet certain of the investment needs of the Voya Index Solution Portfolios (the “Voya Portfolios”). As such,

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Notes to Financial Statements (unaudited) (continued)

the UNIY Fund expects the Voya Portfolios to be significant investors in the UNIY Fund, including, in particular, at the outset of the UNIY Fund’s operations. The UNIY Fund, Voya Portfolios, and their respective service providers will collectively coordinate the provision of investor services with respect to the shareholders of the Voya Portfolios. Voya Investments, LLC, an affiliate of Voya IM, and Voya IM serve as adviser and sub-adviser, respectively, to the Voya Portfolios. Due to the investment and servicing relationship between the UNIY Fund and the Voya Portfolios and their common sub-adviser, Voya IM, the UNIY Fund and Voya Portfolios are considered to be part of the “same group of investment companies” or “related funds” for purposes of the Investment Company Act of 1940 (the investment Company Act) and the rules thereunder.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended February 29, 2024, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At February 29, 2024		For the Six Months Ended February 29, 2024

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets Local Debt Fund	114	$3,116	$69
Floating Rate Treasury Fund	558,038	28,069,311	935,645
Interest Rate Hedged High Yield Bond Fund	117	2,553	84
Mortgage Plus Bond Fund	29,573	1,277,554	21,314
Yield Enhanced U.S. Aggregate Bond Fund	1,990	85,809	1,709
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	230	10,815	198
PutWrite Strategy Fund	192	6,309	281
Enhanced Commodity Strategy Fund (consolidated)	136	2,366	112
Managed Futures Strategy Fund (consolidated)	366	13,322	471
Target Range Fund	65	1,515	36

During the fiscal period ended February 29, 2024, in connection with the organization of the Bianco Total Return Fund, a newly launched Fund, WTAM contributed $100 to the Fund in exchange for 4 shares in the Bianco Total Return Fund. Prior to February 29, 2024, WTAM redeemed the aforementioned 4 shares for proceeds of $100.

4. CAPITAL SHARE TRANSACTIONS

As of February 29, 2024, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of February 29, 2024, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended February 29, 2024 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$2,772,665	$4,276,861	$—	$—	$—	$—
Emerging Currency Strategy Fund	503,770	503,466	—	—	—	—

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	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
Bianco Total Return Fund[1]	$116,344	$121,812	$—	$—	$3,976,196	$—
Emerging Markets Corporate Bond Fund	33,191,309	33,569,815	—	—	9,235,434	3,050,461
Emerging Markets Local Debt Fund	5,246,190	12,737,509	—	—	510,815	7,386,861
Floating Rate Treasury Fund	—	—	15,676,208,753	14,385,929,046	1,881,290,008	3,794,241,591
Interest Rate Hedged High Yield Bond Fund	25,377,179	24,285,671	—	—	12,524,667	8,312,657
Interest Rate Hedged U.S. Aggregate Bond Fund	5,724,556	11,338,972	95,323,353	111,291,218	17,047,987	34,758,473
Mortgage Plus Bond Fund	3,459,841	379,395	38,807,589	21,497,100	—	—
Voya Yield Enhanced USD Universal Bond Fund	9,535,075	7,888,890	235,724,062	224,667,421	55,509,909	—
Yield Enhanced U.S. Aggregate Bond Fund	90,549,297	85,971,456	347,285,236	352,121,436	67,128,197	63,963,082
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	14,979,168	15,264,803	78,077,154	82,055,707	3,375,448	53,164,833
Alternative Income Fund	1,809,265	2,025,156	—	—	3,765,859	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	609,198	606,523	—	—	2,295,329	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	450,230	781,082	—	—	—	—
Enhanced Commodity Strategy Fund (consolidated)	—	2,059,789	—	—	—	—
Managed Futures Strategy Fund (consolidated)	1,680,869	—	—	—	—	—
PutWrite Strategy Fund	828,823	1,036,328	—	—	—	—
Target Range Fund	—	13,794,274	—	—	—	—
[1]	For the period December 20, 2023 (commencement of operations) through February 29, 2024.

6. FEDERAL INCOME TAXES

At February 29, 2024, the cost of investments (including securities on loan, derivatives and TBA sale commitments) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in TBA Sale Commitments and Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$173,932,855	$9,970	$(17,479)	$(7,509)	$79,008	$(22,429)	$56,579	$49,070
Emerging Currency Strategy Fund	6,839,426	645	(120)	525	4,315	(13,494)	(9,179)	(8,654)
Bianco Total Return Fund	3,970,013	2,252	(29,804)	(27,552)	—	—	—	(27,552)
Emerging Markets Corporate Bond Fund	47,371,885	649,622	(2,142,478)	(1,492,856)	—	—	—	(1,492,856)
Emerging Markets Local Debt Fund	90,760,285	1,958,444	(10,625,928)	(8,667,484)	2,865	(11,511)	(8,646)	(8,676,130)
Floating Rate Treasury Fund	17,338,994,946	3,745,187	(790,296)	2,954,891	—	—	—	2,954,891
Interest Rate Hedged High Yield Bond Fund	174,683,976	1,497,347	(8,756,343)	(7,258,996)	—	—	—	(7,258,996)
Interest Rate Hedged U.S. Aggregate Bond Fund	180,571,476	516,244	(11,257,999)	(10,741,755)	25,175	(60)	25,115	(10,716,640)
Mortgage Plus Bond Fund	48,868,575	411,616	(2,696,684)	(2,285,068)	—	—	—	(2,285,068)
Voya Yield Enhanced USD Universal Bond Fund	1,207,813,043	5,348,053	(32,368,928)	(27,020,875)	—	—	—	(27,020,875)
Yield Enhanced U.S. Aggregate Bond Fund	978,967,957	4,419,882	(66,210,522)	(61,790,640)	11,006	—	11,006	(61,779,634)

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Notes to Financial Statements (unaudited) (continued)

	Investments in Long Securities				Investments in TBA Sale Commitments and Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	$43,026,054	$103,408	$(1,067,318)	$(963,910)	$—	$—	$—	$(963,910)
Alternative Income Fund	18,228,204	556,185	(1,440,150)	(883,965)	—	—	—	(883,965)
Efficient Gold Plus Equity Strategy Fund (consolidated)[2]	12,667,768	2,968,789	(182,404)	2,786,385	—	—	—	2,786,385
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[2]	8,214,077	213,187	(2,399,932)	(2,186,745)	—	—	—	(2,186,745)
Enhanced Commodity Strategy Fund (consolidated)[2]	129,574,376	7,837	(15,379,224)	(15,371,387)	—	—	—	(15,371,387)
Managed Futures Strategy Fund (consolidated)[2]	240,164,203	10,426	(47,840,115)	(47,829,689)	—	—	—	(47,829,689)
PutWrite Strategy Fund	88,018,312	13,125	(4,765)	8,360	507,897	—	507,897	516,257
Target Range Fund	55,386,572	3,000,616	(4,558)	2,996,058	—	(1,265,118)	(1,265,118)	1,730,940
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

[2]

“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Depreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included in the Statements of Operations in “Less: Foreign withholding taxes”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

7. SUBSEQUENT EVENT

Effective April 3, 2024, for WTMF and April 5, 2024, for GCC (collectively, the “Funds”), the Funds may invest up to 10% of its net assets in any combination of shares of one or more exchange-traded products that primarily hold bitcoin (each, a “bitcoin ETP”) and bitcoin futures contracts. The Funds may invest in the WisdomTree Bitcoin Fund (ticker: BTCW), a bitcoin ETP sponsored by an affiliate of WTAM.

8. ADDITIONAL INFORMATION

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the

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electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood and vodka. The European Union, the United Kingdom and other countries have also placed restrictions on certain oil, energy and luxury goods imports from Russia.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts, changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities as well as securities of issuers in other countries that are subject to or otherwise adversely affected by economic sanctions related to Russia’s invasion of Ukraine, including Russian counter measures. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

* * * * * *

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

* * * * * *

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. downgraded its U.S. debt rating from the highest AAA rating to AA+, citing “a high and growing general government debt burden, and the erosion of governance relative to ‘AA’ and ‘AAA’ rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions”. The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

WisdomTree Trust	211

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 18-19, 2023 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”), Voya Investment Management Co. LLC (“Voya”), and Newton Investment Management North America, LLC (“Newton,” and, together with Mellon and Voya, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 18, 2023, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2023, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information from which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes

212	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

for the actively-managed Funds included only actively-managed ETFs and mutual funds as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit. The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

* * * * * *

WisdomTree Trust	213

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Bianco Total Return Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 18-19, 2023, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the WisdomTree Bianco Total Return Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, on June 21, 2023. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub- Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund has not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the passively

214	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

managed Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund has not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub- Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

* * * * * *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust	215

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

216	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Efficient Gold Plus Equity Strategy Fund (GDE), the Efficient Gold Plus Gold Miners Strategy Fund (GDMN), the Enhanced Commodity Strategy Fund (GCC) and the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Funds’ performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, foreign currency contracts, swaps and other derivatives. An investment in GDE, GDMN, GCC and WTMF is speculative and involves a substantial degree of risk. GDE, GDMN, GCC and WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” GDE, GDMN, GCC and WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or GDE, GDMN, GCC and WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Commodities and futures are generally volatile and are not suitable for all investors. Investments in commodities may be affected by overall market movements, changes in interest rates and other factors such as weather, disease, embargoes and international economic and political developments.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WGM-502245

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 3, 2024

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 3, 2024